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                  VINTAGE II(SM) VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes VINTAGE II VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth -- Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES -- SERVICE SHARES
   Mid Cap Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. -- CLASS I+
   Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio -- Class II+
   Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio --
     All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline
     Portfolio -- Balanced All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline
     Portfolio -- Global All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline
     Portfolio -- Large Cap Growth and Value+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth
     Opportunities Portfolio+
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -- Class A+
   Harris Oakmark International Portfolio -- Class A+
   Janus Capital Appreciation Portfolio -- Class A+
   Lord Abbett Growth and Income Portfolio -- Class B+
   Lord Abbett Mid-Cap Value Portfolio -- Class B+
   Mercury Large-Cap Core Portfolio -- Class A+
   Met/AIM Capital Appreciation Portfolio -- Class A+
   Met/AIM Small Cap Growth Portfolio -- Class A+
   MFS(R) Value Portfolio -- Class A+
   Neuberger Berman Real Estate Portfolio -- Class A+
   Pioneer Fund Portfolio -- Class A+
   Pioneer Mid-Cap Value Portfolio -- Class A+
   Pioneer Strategic Income Portfolio -- Class A+
   Third Avenue Small Cap Value Portfolio -- Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio -- Class D+
   BlackRock Bond Income Portfolio -- Class E+
   Capital Guardian U.S. Equity Portfolio -- Class A+
   FI Large Cap Portfolio -- Class A+
   FI Value Leaders Portfolio -- Class D+
   MFS(R) Total Return Portfolio -- Class F+
   Oppenheimer Global Equity Portfolio -- Class B+
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB
   Putnam VT Small Cap Value Fund
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -- Service Class
   VIP Mid Cap Portfolio -- Service Class 2
METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS -- CLASS B
     MetLife Conservative Allocation Portfolio+
     MetLife Conservative to Moderate Allocation Portfolio+
     MetLife Moderate Allocation Portfolio+
     MetLife Moderate to Aggressive Allocation Portfolio+
     MetLife Aggressive Allocation Portfolio+

----------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-866-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

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                                TABLE OF CONTENTS

Glossary..............................................   3
Summary...............................................   4
Fee Table.............................................   8
Condensed Financial Information.......................  15
The Annuity Contract..................................  15
   Contract Owner Inquiries...........................  16
   Purchase Payments..................................  16
   Accumulation Units.................................  17
   The Variable Funding Options.......................  17
Fixed Account.........................................  23
Charges and Deductions................................  24
   General............................................  24
   Withdrawal Charge..................................  24
   Free Withdrawal Allowance..........................  25
   Transfer Charge....................................  25
   Administrative Charges.............................  25
   Mortality and Expense Risk Charge..................  25
   Enhanced Stepped-Up Provision Charge...............  26
   Guaranteed Minimum Withdrawal Benefit
     Charge...........................................  26
   Variable Liquidity Benefit Charge..................  26
   Variable Funding Option Expenses...................  26
   Premium Tax........................................  26
   Changes in Taxes Based upon
     Premium or Value.................................  26
Transfers.............................................  27
   Market Timing/Excessive Trading....................  27
   Dollar Cost Averaging..............................  29
Access to Your Money..................................  29
   Guaranteed Minimum Withdrawal Benefit..............  30
   Systematic Withdrawals.............................  35
   Loans..............................................  36
Ownership Provisions..................................  36
   Types of Ownership.................................  36
     Contract Owner...................................  36
     Beneficiary......................................  36
     Annuitant........................................  36
Death Benefit.........................................  37
   Death Proceeds before the Maturity Date............  37
   Enhanced Stepped-Up Provision .....................  39
   Payment of Proceeds................................  40
   Spousal Contract Continuance.......................  42
   Beneficiary Contract Continuance...................  42
   Planned Death Benefit..............................  43
   Death Proceeds after the Maturity Date.............  43
The Annuity Period....................................  43
   Maturity Date......................................  43
   Allocation of Annuity..............................  44
   Variable Annuity...................................  44
   Fixed Annuity......................................  44
Payment Options.......................................  45
   Election of Options................................  45
   Annuity Options....................................  45
   Variable Liquidity Benefit.........................  45
Miscellaneous Contract Provisions.....................  46
   Right to Return....................................  46
   Termination........................................  46
   Required Reports...................................  46
   Suspension of Payments.............................  46
The Separate Accounts.................................  46
   Performance Information............................  47
Federal Tax Considerations............................  48
   General Taxation of Annuities......................  48
   Types of Contracts: Qualified and Non-qualified....  48
   Qualified Annuity Contracts........................  48
     Taxation of Qualified Annuity Contracts..........  49
     Mandatory Distributions for Qualified Plans......  49
   Non-qualified Annuity Contracts....................  51
     Diversification Requirements for
       Variable Annuities.............................  52
     Ownership of the Investments.....................  52
     Taxation of Death Benefit Proceeds...............  52
   Other Tax Considerations...........................  52
     Treatment of Charges for Optional Benefits.......  52
     Puerto Rico Tax Considerations...................  53
     Non-Resident Aliens..............................  53
     Other Information................................  53
     The Insurance Companies..........................  53
Financial Statements..................................  54
Distribution of Variable Annuity Contracts............  54
   Conformity with State and Federal Laws.............  55
   Voting Rights......................................  55
   Restrictions on Final Transactions.................  55
   Legal Proceedings..................................  56
Appendix A: Condensed Financial
   Information for MetLife of CT
   Separate Account Nine..............................  A-1
Appendix B: Condensed Financial
   Information for MetLife of CT
   Separate Account Ten...............................  B-1
Appendix C: The Fixed Account.........................  C-1
Appendix D: Contents of the Statement
   of Additional Information..........................  D-1

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                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued. VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

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                                    SUMMARY:
                           VINTAGE II VARIABLE ANNUITY

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each Company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase, generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving Annuity Payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(k), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

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You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.15% for the Standard Death Benefit, 1.25% for the Step-Up Death Benefit, and 1.40% for the Roll-Up Death Benefit. For Contracts with a value of less

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than $40,000, we also deduct an annual Contract administrative charge of $30.
Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals -- Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 701/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE ...................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE......................................................  $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE....................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE................................   $30(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

      YEARS SINCE PURCHASE PAYMENT MADE                    WITHDRAWAL CHARGE
      ---------------------------------                    -----------------
GREATER THAN OR EQUAL TO             BUT LESS THAN
------------------------             -------------
         0 years                        3 years                        6%
         3 years                        5 years                        5%
         5 years                        6 years                        4%
         6 years                        7 years                        3%
        7 + years                          --                          0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

      YEARS SINCE INITIAL PURCHASE PAYMENT                    WITHDRAWAL CHARGE
      ------------------------------------                    -----------------
GREATER THAN OR EQUAL TO              BUT LESS THAN
------------------------             -------------
       0 years                         3 years                         6%
       3 years                         5 years                         5%
       5 years                         6 years                         4%
       6 years                         7 years                         3%
      7 + years                           --                           0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.15% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                               STANDARD DEATH BENEFIT     STEP-UP DEATH BENEFIT     ROLL-UP DEATH BENEFIT
                                               ----------------------     ---------------------     ---------------------
Mortality and Expense Risk Charge..........            1.15%(5)                  1.25%(5)                  1.40%(5)
Administrative Expense Charge..............            0.15%                     0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED..............            1.30%                     1.40%                     1.55%
Optional E.S.P. Charge.....................            0.20%                     0.20%                     0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED.......................            1.50%                     1.60%                     1.75%
Optional GMWB I Charge (maximum upon reset)            1.00%(6)                  1.00%(6)                  1.00%(6)
Optional GMWB II Charge (maximum upon
reset).....................................            1.00%(6)                  1.00%(6)                  1.00%(6)
Optional GMWB III Charge...................            0.25%                     0.25%                     0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED.......................            2.30%                     2.40%                     2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED......................            2.30%                     2.40%                     2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.....................            1.55%                     1.65%                     1.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED.................            2.50%                     2.60%                     2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED................            2.50%                     2.60%                     2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED...............            1.75%                     1.85%                     2.00%

----------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                        MAXIMUM
                                                                        -------                        -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....               0.47%                          4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION
                                                  AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                              FEE            FEES        EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------                      ----------     ------------   --------   ------------  ---------------      ----------
AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Core Equity Fund
     -- Series I+............      0.60%            --          0.27%        0.87%            --              0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES

   American Funds Global
     Growth Fund --
     Class 2*................      0.58%          0.25%         0.04%        0.87%            --              0.87%

   American Funds Growth
     Fund -- Class 2*........      0.33%          0.25%         0.02%        0.60%            --              0.60%

   American Funds
     Growth-Income Fund --
     Class 2*................      0.28%          0.25%         0.01%        0.54%            --              0.54%

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST

   Franklin Income
     Securities Fund --
     Class II*...............      0.46%          0.25%         0.02%        0.73%            --              0.73%(2)(3)

   Franklin Small-Mid Cap
     Growth Securities Fund
     -- Class 2*+............      0.48%          0.25%         0.28%        1.01%          0.02%             0.99%(3)(4)

   Templeton Developing
     Markets Securities Fund
     -- Class 2*.............      1.24%          0.25%         0.29%        1.78%            --              1.78%

   Templeton Foreign
     Securities Fund --
     Class 2*................      0.65%          0.25%         0.17%        1.07%          0.05%             1.02%(4)

JANUS ASPEN SERIES

   Mid Cap Growth Portfolio
     -- Service Shares*......      0.64%          0.25%         0.03%        0.92%            --              0.92%

LAZARD RETIREMENT SERIES,
   INC.

   Lazard Retirement Small
     Cap Portfolio*..........      0.75%          0.25%         0.22%        1.22%            --              1.22%

LEGG MASON PARTNERS
   INVESTMENT SERIES

   Legg Mason Partners
     Variable Dividend
     Strategy Portfolio+++....     0.65%            --          0.21%        0.86%            --              0.86%

   Legg Mason Partners
     Variable Premier
     Selections All Cap
     Growth Portfolio+++......     0.75%            --          0.19%        0.94%            --              0.94%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.

   Legg Mason Partners
     Variable All Cap
     Portfolio --
     Class I+................      0.75%            --          0.07%        0.82%            --              0.82%

                                               DISTRIBUTION
                                                  AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                              FEE            FEES        EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------                      ----------     ------------   --------   ------------  ---------------      ----------
   Legg Mason Partners
     Variable Investors
     Portfolio - Class I.....      0.65%            --          0.06%        0.71%            --              0.71%

   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio --
     Class I+................      0.75%            --          0.22%        0.97%            --              0.97%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II

   Legg Mason Partners
     Variable Appreciation
     Portfolio...............      0.70%            --          0.02%        0.72%            --              0.72%

   Legg Mason Partners
     Variable Diversified
     Strategic Income
     Portfolio+..............      0.65%            --          0.12%        0.77%            --              0.77%

   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class II*..      0.31%          0.25%         0.03%        0.59%            --              0.59%

                                               DISTRIBUTION
                                                  AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                              FEE            FEES        EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------                      ----------     ------------   --------   ------------  ---------------      ----------
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio.........      0.75%            --          0.03%        0.78%            --              0.78%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.

   Legg Mason Partners
     Variable Adjustable
     Rate Income
     Portfolio*++............      0.55%          0.25%         0.28%        1.08%            --              1.08%(5)

   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++.......     0.75%            --          0.02%        0.77%            --              0.77%(5)

   Legg Mason Partners
     Variable High Income
     Portfolio++..............     0.60%            --          0.06%        0.66%            --              0.66%

   Legg Mason Partners
     Variable International
     All Cap Growth
     Portfolio+++.............     0.85%            --          0.15%        1.00%            --              1.00%

   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++.......     0.75%            --          0.04%        0.79%            --              0.79%(5)

   Legg Mason Partners
     Variable Large Cap
     Value Portfolio+++.......     0.60%            --          0.05%        0.65%            --              0.65%

   Legg Mason Partners
     Variable Mid Cap Core
     Portfolio++..............     0.75%            --          0.07%        0.82%            --              0.82%

   Legg Mason Partners
     Variable Money Market
     Portfolio++..............     0.45%            --          0.02%        0.47%            --              0.47%(5)

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV

   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     All Cap Growth and
     Value*..................      0.75%          0.25%         0.06%        1.06%            --              1.06%

   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Balanced All Cap Growth
     and Value*..............      0.75%          0.25%         0.06%        1.06%            --              1.06%

   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Global All Cap Growth
     and Value*..............      0.75%          0.25%         0.15%        1.15%            --              1.15%

   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Large Cap Growth and
     Value*..................      0.75%          0.25%         0.24%        1.24%            --              1.24%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V

   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio...............      0.75%            --          0.30%        1.05%            --              1.05%

LORD ABBETT SERIES FUND, INC.

   Growth and Income
     Portfolio -- Class VC+        0.48%            --          0.41%        0.89%            --              0.89%(13)

                                               DISTRIBUTION
                                                  AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                              FEE            FEES        EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------                      ----------     ------------   --------   ------------  ---------------      ----------
   Mid-Cap Value Portfolio
     -- Class VC+                  0.74%            --          0.38%        1.12%            --              1.12%(13)

MET INVESTORS SERIES TRUST

   Dreman Small-Cap Value
     Portfolio -- Class A....      0.83%            --          3.64%        4.47%          3.37%             1.10%(6)

   Harris Oakmark
     International Portfolio
     -- Class A..............      0.82%            --          0.13%        0.95%            --              0.95%

   Janus Capital
     Appreciation Portfolio
     -- Class A..............      0.65%            --          0.09%        0.74%            --              0.74%(6)

                                               DISTRIBUTION
                                                  AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                              FEE            FEES        EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------                      ----------     ------------   --------   ------------  ---------------      ----------
   Lord Abbett Growth and
     Income Portfolio --
     Class B*................      0.50%          0.25%         0.04%        0.79%            --              0.79%(6)

   Lord Abbett Mid-Cap Value
     Portfolio -- Class B*...      0.68%          0.25%         0.08%        1.01%            --              1.01%

   Mercury Large-Cap Core
     Portfolio -- Class A....      0.78%            --          0.12%        0.90%            --              0.90%(6)

   Met/AIM Capital
     Appreciation Portfolio
     -- Class A..............      0.76%            --          0.05%        0.81%            --              0.81%(6)

   Met/AIM Small Cap Growth
     Portfolio -- Class A....      0.90%            --          0.10%        1.00%            --              1.00%(6)

   MFS(R) Value Portfolio --
     Class A.................      0.73%            --          0.24%        0.97%            --              0.97%(6)

   Neuberger Berman Real
     Estate Portfolio --
     Class A.................      0.67%            --          0.03%        0.70%            --              0.70%

   Pioneer Fund Portfolio --
     Class A.................      0.75%            --          0.28%        1.03%          0.03%             1.00%(6)

   Pioneer Mid-Cap Value
     Portfolio -- Class A....      0.75%            --          2.84%        3.59%          2.59%             1.00%(6)

   Pioneer Strategic Income
     Portfolio -- Class A....      0.73%            --          0.09%        0.82%            --              0.82%(6)

   Third Avenue Small Cap
     Value Portfolio --
     Class B*................      0.75%          0.25%         0.05%        1.05%            --              1.05%

METROPOLITAN SERIES FUND,
   INC.

   BlackRock Aggressive
     Growth Portfolio --
     Class D*................      0.73%          0.10%         0.06%        0.89%            --              0.89%

   BlackRock Bond Income
     Portfolio -- Class E*...      0.40%          0.15%         0.07%        0.62%            --              0.62%(7)

   Capital Guardian U.S.
     Equity Portfolio --
     Class A.................      0.67%            --          0.06%        0.73%            --              0.73%

   FI Large Cap Portfolio --
     Class A.................      0.80%            --          0.06%        0.86%            --              0.86%(8)

   FI Value Leaders
     Portfolio -- Class D*...      0.66%          0.10%         0.07%        0.83%            --              0.83%

   MFS(R) Total Return
     Portfolio -- Class F*...      0.57%          0.20%         0.16%        0.93%            --              0.93%

   Oppenheimer Global Equity
     Portfolio -- Class B*...      0.60%          0.25%         0.33%        1.18%            --              1.18%

   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B*+...............      0.60%          0.25%         0.12%        0.97%            --              0.97%(9)

PIMCO VARIABLE INSURANCE
   TRUST

   Real Return Portfolio --
     Administrative Class....      0.25%            --          0.41%        0.66%            --              0.66%(10)

   Total Return Portfolio --
     Administrative Class....      0.25%            --          0.40%        0.65%            --              0.65%

PUTNAM VARIABLE TRUST

   Putnam VT Discovery
     Growth Fund -- Class
     IB*+....................      0.70%          0.25%         0.47%        1.42%            --              1.42%

                                               DISTRIBUTION
                                                  AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                              FEE            FEES        EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------                      ----------     ------------   --------   ------------  ---------------      ----------
   Putnam VT International
     Equity Fund -- Class
     IB*+....................      0.75%          0.25%         0.18%        1.18%            --              1.18%

   Putnam VT Small Cap Value
     Fund -- Class IB*.......      0.76%          0.25%         0.08%        1.09%            --              1.09%

VAN KAMPEN LIFE INVESTMENT
   TRUST

   Emerging Growth Portfolio
     -- Class I+.............      0.70%            --          0.07%        0.77%            --              0.77%

                                               DISTRIBUTION
                                                  AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
UNDERLYING                         MANAGEMENT    (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                              FEE            FEES        EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------                      ----------     ------------   --------   ------------  ---------------      ----------
VARIABLE INSURANCE PRODUCTS
   FUND

   VIP Contrafund(R)
     Portfolio -- Service
     Class*..................      0.57%          0.10%         0.09%        0.76%            --                 0.76%

   VIP Mid Cap Portfolio --
     Service Class 2*........      0.57%          0.25%         0.12%        0.94%            --                 0.94%

                                                                                                                NET TOTAL
                                                                                                                 ANNUAL
                                                                                                                OPERATING
                                                                                                                EXPENSES
                                            DISTRIBUTION                                                        INCLUDING
                                               AND/OR                 TOTAL       CONTRACTUAL     NET TOTAL   NET EXPENSES
                                              SERVICE                 ANNUAL      FEE WAIVER       ANNUAL          OF
UNDERLYING                      MANAGEMENT    (12B-1)      OTHER    OPERATING   AND/OR EXPENSE    OPERATING    UNDERLYING
FUND:                              FEE          FEES     EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES**    PORTFOLIOS
----------                      ----------  ------------ --------   ---------   --------------   ----------  -------------
  METROPOLITAN SERIES FUND,
   INC.

  MetLife Conservative
   Allocation Portfolio --

   Class B*...................    0.10%        0.25%       0.95%      1.30%          0.95%          0.35%       0.98%(11)(12)
  MetLife Conservative to
   Moderate Allocation
   Portfolio -- Class B*......    0.10%        0.25%       0.31%      0.66%          0.31%          0.35%       1.00%(11)(12)

  MetLife Moderate Allocation
   Portfolio -- Class B*......    0.10%        0.25%       0.19%      0.54%          0.19%          0.35%       1.04%(11)(12)

  MetLife Moderate to
   Aggressive Allocation
   Portfolio -- Class B*......    0.10%        0.25%       0.24%      0.59%          0.24%          0.35%       1.06%(11)(12)

  MetLife Aggressive
   Allocation Portfolio --

   Class B*...................    0.10%        0.25%       1.66%      2.01%          1.66%          0.35%       1.07%(11)(12)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(2)   The Fund administration fee is paid indirectly through the management fee.

(3) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(4) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(8) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(13) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on January 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                              --------------------------------------   ----------------------------------------
FUNDING OPTION                                1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                                ------   -------    ------    --------   ------    -------    -------    --------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1321     2719       3961       6574       721       2119      3461        6574
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     928     1597       2181       3467       328        997      1681        3467

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Vintage II Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries.

Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                                 MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
  DEATH BENEFIT/OPTIONAL FEATURE                                       ANNUITANT ON THE CONTRACT/RIDER DATE
  ------------------------------                                 -----------------------------------------------
Standard Death Benefit                                                                  80
Step-Up Benefit                                                                         75
Roll-up Benefit                                                                         75
Enhanced Stepped-Up Provision (E.S.P)                                                   75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                     OBJECTIVE                             ADVISER/SUBADVISER
                -------                                   ----------                             ------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund -- Series     Seeks to provide growth of capital.          A I M Advisors, Inc.
     I+*

AMERICAN FUNDS INSURANCE SERIES

   American Funds Global Growth Fund       Seeks capital appreciation through           Capital Research and Management
     -- Class 2                            stocks.                                      Company

   American Funds Growth Fund -- Class     Seeks capital appreciation through           Capital Research and Management
     2                                     stocks.                                      Company

   American Funds Growth-Income Fund       Seeks both capital appreciation and          Capital Research and Management
     -- Class 2                            income.                                      Company

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST

   Franklin Income Securities Fund --      Seeks to maximize income while               Franklin Advisers, Inc.
     Class II                              maintaining prospects for capital
                                           appreciation.

   Franklin Small-Mid Cap Growth           Seeks long-term capital growth.              Franklin Advisers, Inc.
     Securities Fund -- Class 2+

   Templeton Developing Markets            Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund -- Class 2

   Templeton Foreign Securities Fund       Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     -- Class 2                                                                         Subadviser: Franklin Templeton
                                                                                        Investment Management Limited
JANUS ASPEN SERIES

   Mid Cap Growth Portfolio --             Seeks long-term growth of capital.           Janus Capital Management LLC
     Service Shares

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Small Cap             Seeks long-term capital appreciation.        Lazard Asset Management LLC
     Portfolio

LEGG MASON PARTNERS INVESTMENT SERIES

   Legg Mason Partners Variable            Seeks capital appreciation, principally      Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*         through investments in dividend-paying
                                           stocks.

   Legg Mason Partners Variable            Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Premier Selections All Cap Growth
     Portfolio+*

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.

   Legg Mason Partners Variable All        Seeks capital appreciation through           Salomon Brothers Asset Management
     Cap Portfolio -- Class I+*            investments.                                 Inc

   Legg Mason Partners Variable            Seeks long-term growth of capital, with      Salomon Brothers Asset Management
     Investors Portfolio -- Class I        growth of current income as a secondary      Inc
                                           objective.

   Legg Mason Partners Variable Small      Seeks long term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio+*                                                             Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II

   Legg Mason Partners Variable            Seeks long-term appreciation of capital.     Smith Barney Fund Management LLC
     Appreciation Portfolio

   Legg Mason Partners Variable            Seeks high current income.                   Smith Barney Fund Management LLC
     Diversified Strategic Income                                                       Subadviser: Citigroup Asset
     Portfolio+*                                                                        Management Ltd.

   Legg Mason Partners Variable Equity     Seeks to correspond to the price and         TIMCO Asset Management, Inc.
     Index Portfolio -- Class II           yield performance of the S&P 500 Index.

   Legg Mason Partners Variable            Seeks long-term capital growth. Current      Smith Barney Fund Management LLC
     Fundamental Value Portfolio           income is a secondary consideration.

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                     OBJECTIVE                             ADVISER/SUBADVISER
                -------                                   ----------                             ------------------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.

   Legg Mason Partners Variable            Seeks to provide high current income and     Smith Barney Fund Management LLC
    Adjustable Rate Income Portfolio       to limit the degree of fluctuation of
                                           its net asset value resulting from
                                           movements in interest rates.

   Legg Mason Partners Variable            Seeks long-term capital appreciation.        Smith Barney Fund Management LLC
     Aggressive Growth Portfolio

   Legg Mason Partners Variable High       Seeks high current income. Secondarily,      Smith Barney Fund Management LLC
     Income Portfolio                      seeks capital appreciation.

   Legg Mason Partners Variable            Seeks total return on assets from growth     Smith Barney Fund Management LLC
    International All Cap Growth           of capital and income.
    Portfolio+*

   Legg Mason Partners Variable Large      Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Cap Growth Portfolio

   Legg Mason Partners Variable Large      Seeks long-term growth of capital with       Smith Barney Fund Management LLC
     Cap Value Portfolio+*                 current income as a secondary objective.

   Legg Mason Partners Variable Mid        Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Cap Core Portfolio

   Legg Mason Partners Variable Money      Seeks to maximize current income             Smith Barney Fund Management LLC
     Market Portfolio                      consistent with preservation of capital.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV

   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     All Cap Growth and Value

   Legg Mason Partners Variable            Seeks a balance between long-term growth     Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --      of capital and principal preservation.
     Balanced All Cap Growth and Value

   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Global All Cap Growth and Value

   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Large Cap Growth and Value

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V

   Legg Mason Partners Variable Small      Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Cap Growth Opportunities Portfolio

LORD ABBETT SERIES FUND, INC.

   Growth and Income Portfolio --          Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
     Class VC+                             income without excessive fluctuations in
                                           market value.

   Mid-Cap Value Portfolio -- Class VC+    Seeks capital appreciation through           Lord, Abbett & Co. LLC
                                           investments, primarily in equity
                                           securities, which are believed to be
                                           undervalued in the marketplace.

MET INVESTORS SERIES TRUST

   Dreman Small-Cap Value Portfolio --     Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Dreman Value Management
                                                                                        L.L.C.

   Harris Oakmark International            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A*                                                              Subadviser: Harris Associates L.P.

   Janus Capital Appreciation              Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio -- Class A                                                               Subadviser: Janus Capital
                                                                                        Management LLC

   Lord Abbett Growth and Income           Seeks growth of capital and current          Met Investors Advisory, LLC
     Portfolio -- Class B                  income without excessive fluctuations in     Subadviser: Lord, Abbett & Co. LLC
                                           the market value.

   Lord Abbett Mid-Cap Value Portfolio     Seeks capital appreciation through           Met Investors Advisory, LLC
     -- Class B                            investment, primarily in equity              Subadviser: Lord, Abbett & Co. LLC
                                           securities which are believed to be
                                           undervalued in the marketplace.

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                     OBJECTIVE                             ADVISER/SUBADVISER
                -------                                   ----------                             ------------------
   Mercury Large-Cap Core Portfolio --     Seeks long-term capital growth.              Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Merrill Lynch
                                                                                        Investment Managers, L.P.

   Met/AIM Capital Appreciation            Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio -- Class A                                                               Subadviser:  AIM Capital
                                                                                        Management, Inc.

   Met/AIM Small Cap Growth Portfolio      Seeks long-term growth of capital.           Met Investors Advisory, LLC
     -- Class A                                                                         Subadviser:  AIM Capital
                                                                                        Management, Inc.

   MFS(R) Value Portfolio -- Class A       Seeks capital appreciation and               Met Investors Advisory, LLC
                                           reasonable income.                           Subadviser: MFS(R)

   Neuberger Berman Real Estate            Seeks to provide total return through        Met Investors Advisory, LLC
     Portfolio -- Class A                  investment in real estate securities,        Subadviser: Neuberger Berman
                                           emphasizing both capital appreciation        Management, Inc.
                                           and current income.

   Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital          Met Investors Advisory, LLC
                                           growth.                                      Subadviser: Pioneer
                                                                                        Investment Management,
                                                                                        Inc.

   Pioneer Mid-Cap Value Portfolio --      Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Pioneer Investment
                                                                                        Management, Inc.

   Pioneer Strategic Income Portfolio      Seeks a high level of current income.        Met Investors Advisory, LLC
     -- Class A                                                                         Subadviser: Pioneer Investment
                                                                                        Management, Inc.

   Third Avenue Small Cap Value            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B                                                               Subadviser: Third Avenue Management
                                                                                        LLC

METROPOLITAN SERIES FUND, INC.

   BlackRock Aggressive Growth             Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Portfolio -- Class D                                                                Subadviser: BlackRock Advisors,
                                                                                        Inc.

   BlackRock Bond Income Portfolio --      Seeks competitive total return primarily     MetLife Advisers, LLC
     Class E                               from investing in fixed-income                Subadviser: BlackRock Advisors,
                                           securities. Inc.

   Capital Guardian U.S. Equity            Seeks long-term growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class A                                                                Subadviser: Capital Guardian Trust
                                                                                        Company

   FI Large Cap Portfolio -- Class A       Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company

   FI Value Leaders Portfolio -- Class D   Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company

   MetLife Aggressive Allocation           Seeks growth of capital.                     MetLife Advisers, LLC
     Portfolio -- Class B

   MetLife Conservative Allocation         Seeks a high level of current income,        MetLife Advisers, LLC
     Portfolio -- Class B                  with growth of capital as a secondary
                                           objective.

   MetLife Conservative to Moderate        Seeks high total return in the form of       MetLife Advisers, LLC
     Allocation Portfolio -- Class B       income and growth of capital, with a
                                           greater emphasis on income.

   MetLife Moderate Allocation             Seeks a balance between a high level of      MetLife Advisers, LLC
     Portfolio -- Class B                  current income and growth of capital,
                                           with a greater emphasis on growth of
                                           capital.

   MetLife Moderate to Aggressive          Seeks growth of capital.                     MetLife Advisers, LLC
     Allocation Portfolio -- Class B

   MFS(R) Total Return Portfolio --        Seeks a favorable total return through       MetLife Advisers, LLC
     Class F                               investment in a diversified portfolio.       Subadviser: Massachusetts Financial
                                                                                        Services Company

   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
     -- Class B                                                                         Subadviser: OppenheimerFunds, Inc.

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                     OBJECTIVE                             ADVISER/SUBADVISER
                -------                                   ----------                             ------------------
   T.Rowe Price Large Cap Growth           Seeks long-term growth of capital and,       MetLife Advisers, LLC
     Portfolio -- Class B+*                secondarily, dividend income.                Subadviser: T. Rowe Price
                                                                                        Associates Inc.
PIMCO VARIABLE INSURANCE TRUST

   Real Return Portfolio --                Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent     Company LLC
                                           investment management.

   Total Return Portfolio --               Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent     Company LLC
                                           investment management.

PUTNAM VARIABLE TRUST

   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital.           Putnam Investment Management, LLC
     Class IB+

   Putnam VT International Equity Fund     Seeks capital appreciation.                  Putnam Investment Management, LLC
     -- Class IB+

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation.                  Putnam Investment Management, LLC
     Class IB

VAN KAMPEN LIFE INVESTMENT TRUST

   Emerging Growth Portfolio -- Class      Seeks capital appreciation.                  Van Kampen Asset Management
     I+

             FUNDING                                   INVESTMENT                                 INVESTMENT
             OPTION                                     OBJECTIVE                             ADVISER/SUBADVISER
             -------                                   ----------                             ------------------
VARIABLE INSURANCE PRODUCTS FUND

VIP Contrafund(R) Portfolio --          Seeks long-term capital appreciation.        Fidelity Management & Research
  Service Class                                                                      Company

VIP Mid Cap Portfolio -- Service        Seeks long-term growth of capital.           Fidelity Management & Research
  Class 2                                                                            Company

----------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

Underlying Fund Name Changes

                         FORMER NAME                                                        NEW NAME
                         -----------                                                        --------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II

   Appreciation Portfolio                                               Legg Mason Partners Variable Appreciation Portfolio

   Diversified Strategic Income Portfolio                               Legg Mason Partners Variable Diversified Strategic
                                                                          Income
                                                                          Portfolio

   Equity Index Portfolio                                               Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                          Legg Mason Partners Variable Fundamental Value
                                                                          Portfolio

SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

   All Cap Fund                                                         Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                       Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                                Legg Mason Partners Variable Small Cap Growth
                                                                          Portfolio

SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                             Legg Mason Partners Variable Dividend Strategy
                                                                          Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio             Legg Mason Partners Variable Premier Selections All
                                                                          Cap
                                                                          Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio -- All Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline
                                                                          Portfolio -- All Cap Growth and Value

   Multiple Discipline Portfolio -- Balanced All Cap Growth             Legg Mason Partners Variable Multiple Discipline
     and Value                                                            Portfolio --
                                                                          Balanced All Cap Growth and Value

   Multiple Discipline Portfolio -- Global All Cap Growth and           Legg Mason Partners Variable Multiple Discipline
     Value                                                                Portfolio --
                                                                          Global All Cap Growth and Value

   Multiple Discipline Portfolio -- Large Cap Growth and                Legg Mason Partners Variable Multiple Discipline
     Value                                                                Portfolio  --
                                                                          Large Cap Growth and Value

TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                  Legg Mason Partners Variable Adjustable Rate Income
                                                                          Portfolio

   Smith Barney Aggressive Growth Portfolio                             Legg Mason Partners Variable Aggressive Growth
                                                                          Portfolio
   Smith Barney High Income Portfolio                                   Legg Mason Partners Variable High Income Portfolio
   Smith Barney International All Cap Growth Portfolio                  Legg Mason Partners Variable International All Cap
                                                                          Growth Portfolio

   Smith Barney Large Capitalization Growth Portfolio                   Legg Mason Partners Variable Large Cap Growth
                                                                          Portfolio

   Smith Barney Large Cap Value Portfolio                               Legg Mason Partners Variable Large Cap Value Portfolio
   Smith Barney Mid Cap Core Portfolio                                  Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                  Legg Mason Partners Variable Money Market Portfolio

VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio                Legg Mason Partners Variable Small Cap Growth
                                                                          Opportunities Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with and into the new Underlying Funds.

       FORMER UNDERLYING FUND                                                    NEW UNDERLYING FUND
       ----------------------                                                    -------------------
--                                                                   MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                              Janus Capital Appreciation Portfolio
AIM VARIABLE INSURANCE FUND                                          AIM VARIABLE INSURANCE FUND
     AIM VI Premier Equity Fund                                         AIM VI Core Equity Fund

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                           FI Value Leaders Portfolio

                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
                    ----------------------                                             -------------------
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Large Cap Portfolio                                               FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Moderate-Conservative                  MetLife Conservative to Moderate Allocation Portfolio
     Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Moderate-Aggressive Portfolio          MetLife Moderate to Aggressive Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio

TRAVELERS SERIES TRUST METROPOLITAN SERIES FUND, INC.

     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Strategic Equity Portfolio                                        FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Van Kampen Enterprise Portfolio                                   Capital Guardian U.S. Equity Portfolio

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
                    ----------------------                                             -------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST

   AllianceBernstein Growth and Income Portfolio                       Lord Abbett Growth and Income Portfolio

ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.

   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio

DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST

   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio

FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.

   Mercury Global Allocation Portfolio                                 Oppenheimer Global Equity Portfolio

FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST

   Mercury Value Opportunities VI Fund                                 Third Avenue Small Cap Value Portfolio

FRANKLIN TEMPLETON VIP TRUST                                         MET INVESTORS SERIES TRUST

   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio

FRANKLIN TEMPLETON VIP TRUST                                         METROPOLITAN SERIES FUND, INC.

   Templeton Growth Securities Fund                                    Oppenheimer Global Equity Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your registered representative, and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

         YEARS SINCE PURCHASE PAYMENT MADE
         ---------------------------------
GREATER THAN OR EQUAL TO              BUT LESS THAN                WITHDRAWAL CHARGE
------------------------              -------------                -----------------
        0 years                          3 years                          6%
        3 years                          5 years                          5%
        5 years                          6 years                          4%
        6 years                          7 years                          3%
       7 + years                                                          0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      " due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      -     under the Managed Distribution Program

      - if after the first Contract Year, you elect Annuity Payments for a fixed period of at least five years.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total of all Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. In addition, if you have enrolled in our systematic withdrawal program, you may withdraw up to 15% of the Contract Value in the first Contract Year without incurring a withdrawal charge.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.15% annually. If you choose the Step-Up Death Benefit, the M&E charge is equal to 1.25% annually. If you choose the Roll-Up Death Benefit, the M&E charge is equal to 1.40% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

       YEARS SINCE INITIAL PURCHASE PAYMENT
GREATER THAN OR EQUAL TO              BUT LESS THAN       WITHDRAWAL CHARGE
------------------------              -------------       -----------------
         0 years                           3 years                6%
         3 years                           5 years                5%
         5 years                           6 years                4%
         6 years                           7 years                3%
        7 + years                                                 0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred to the Money Market Variable Fund Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
-------------                            ------                           -------                         --------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value
AVAILABILITY:                Not available for purchase on      Available on or after March      Available on or after March
                            or after March 28, 2005, unless    28, 2005 if approved in your     28, 2005 if approved in your
                            GMWB II is not approved in your                state                            state
                                         state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                         GMWB I           GMWB II         GMWB III
                                                                         ------           -------         --------
If you make your first withdrawal BEFORE the 3rd anniversary
after you purchase GMWB:..........................................     5% of RBB         5% of RBB        5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary after
you purchase GMWB:................................................     10% of RBB        10% of RBB       5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                       ASSUMES 10% GAIN ON INVESTMENT                      ASSUMES 10% LOSS ON INVESTMENT
                           -------------------------------------------------   ---------------------------------------------------
                           CONTRACT           RBB              AWB (5%)        CONTRACT          RBB                AWB (5%)
                            VALUE                                               VALUE
                           --------   ------------------   -----------------   --------   -----------------   --------------------
VALUES AS OF

INITIAL GMWB PURCHASE      $100,000        $100,000          $   5,000         $100,000        $100,000              $5,000

IMMEDIATELY PRIOR TO
WITHDRAWAL                 $110,000        $100,000          $   5,000         $ 90,000        $100,000              $5,000

PARTIAL WITHDRAWAL           N/A           (100,000          [5,000 x (1-        N/A           (100,000             [5,000 x
REDUCTION (PWR)                       x 10,000/110,000)=   90,000/100,000)]=              x 10,000/90,000)=   (1-88,889/100,000)]=
                                             9,091                 500                         $ 11,111              $  556

GREATER OF PWR OR THE                      $ 10,000                                            $ 11,111
DOLLAR AMOUNT OF THE
WITHDRAWAL                              (10,000>9,091)                                     (11,111>10,000)

CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)                 $10,000         $ 10,000          $     500         $ 10,000        $ 11,111              $  556

VALUE IMMEDIATELY
AFTER WITHDRAWAL           $100,000        $ 90,000          $   4,500         $ 80,000        $ 88,889              $4,444


                          WITHDRAWAL EXAMPLE FOR GMWB I


                                       Assumes 10% gain on investment                      Assumes 10% loss on investment
                           -------------------------------------------------   ---------------------------------------------------
                           Contract           RBB              AWB (5%)        Contract          RBB                AWB (5%)
                            Value                                               Value
                           --------   ------------------   -----------------   --------   -----------------   --------------------
VALUES AS OF

INITIAL GMWB PURCHASE      $100,000        $100,000             $5,000         $100,000        $100,000                $5,000

IMMEDIATELY PRIOR TO
WITHDRAWAL                 $110,000        $100,000             $5,000         $ 90,000        $100,000                $5,000

IMMEDIATELY AFTER          $100,000        $ 90,909             $4,545         $ 80,000        $ 88,889                $4,444
WITHDRAWAL
                                      [100,000 -(100,000       [(5,000                         [100,000 -          [5,000 x
                                       x10,000/110,000)]   x90,909/100,000)]                   (100,000         (88,889/100,000)]
                                                                                           x10,000/90,000)]

CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)                 $10,000         $  9,091             $  455         $ 10,000        $ 11,111                $  556


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

               -    a qualified retirement plan (Code Section 401),

               -    a tax-sheltered annuity (Code Section 403(b)),

               -    an individual retirement account (Code Sections 408(a)),

               -    an individual retirement annuity (Code Section 408(b)), or

               -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.

                                              GMWB I   GMWB II   GMWB III
                                              ------   -------   --------
 Current Annual Charge.....................    0.40%    0.50%      0.25%
 Maximum Annual Charge After a Reset.......    1.00%    1.00%       N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                            GMWB I                 GMWB II                GMWB III
                                    ---------------------   ---------------------   -------------------
  AWB                                 5% of RBB if first      5% of RBB if first         5% of RBB
                                    withdrawal before 3rd   withdrawal before 3rd
                                         anniversary             anniversary
                                     10% of RBB if first     10% of RBB if first
                                     withdrawal after 3rd    withdrawal after 3rd
                                         anniversary             anniversary
                                    ---------------------   ---------------------   -------------------
ANNUAL CHARGE                               0.40%                   0.50%                  0.25%

RESET                                        Yes                     Yes                     No

CAN I CANCEL MY GMWB?                         No              Yes, after the 5th     Yes, after the 5th
                                                             anniversary of GMWB    anniversary of GMWB
                                                                   purchase               purchase

INVESTMENT RESTRICTIONS                       No                     Yes                    Yes

WAIVER OF RECALCULATION OF                    No                     Yes                    Yes
AWB FOR DISTRIBUTIONS FROM
TAX-QUALIFIED PLANS

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 701/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase GMWB.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, then a death benefit is paid to the beneficiary regardless of whether there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (Death Report Date).

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     -    Standard Death Benefit

     -    Annual Step-Up Death Benefit

     -    Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions.

NOTE: IF THE OWNER DIES BEFORE THE ANNUITANT, THE DEATH BENEFIT IS RECALCULATED, REPLACING ALL REFERENCES TO "ANNUITANT" WITH "OWNER." ALL DEATH BENEFITS WILL BE REDUCED BY ANY PREMIUM TAX AND OUTSTANDING LOANS NOT PREVIOUSLY DEDUCTED.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

            AGE AT TIME OF DEATH                                DEATH BENEFIT
------------------------------------------   -------------------------------------------------
If Annuitant was younger than age 76 on
the Contract Date, the death benefit will
be the greatest of                           -  the Contract Value on Death Report Date;
                                             -  the total Purchase Payments made under
                                                the Contract less any prior withdrawals; or
                                             -  the Step-Up Value, if any, as described below.

If Annuitant was age 76 through 80 on the
Contract Date, the death benefit will be     -  the Contract Value on Death Report Date;
the greater of                                   or
                                             -  the total Purchase Payments made under
                                                the Contract less any prior withdrawals

If Annuitant was age 81 or older on the
Contract Date, the death benefit will be     -  the Contract Value on Death Report Date

STEP-UP VALUE (STANDARD DEATH BENEFIT)

The Step-Up Value for the standard death benefit depends on the Annuitant's age on the Contract Date as follows:

IF ANNUITANT WAS YOUNGER THAN AGE 68 ON THE CONTRACT DATE We will establish a Step-Up Value on the seventh Contract Date anniversary (provided it is on or before the Death Report Date). The initial Step-Up Value equals the Contract Value on that anniversary. Whenever a Purchase Payment is made, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the seventh Contract Date anniversary, there is no Step-Up Value.

IF ANNUITANT WAS AGE 68 THROUGH 75 ON THE CONTRACT DATE We will establish a Step-Up Value on the seventh Contract Date anniversary (provided it is before the Death Report Date). The Step-Up Value will equal the Contract Value on that anniversary. Whenever a Purchase Payment is made, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the seventh Contract Date anniversary will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the seventh Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the Step-Up Value in effect immediately before the reduction for partial surrender, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender. See the example of the partial surrender reduction below.

ANNUAL STEP-UP DEATH BENEFIT

The death benefit will be the greatest
of:                                          -  the Contract Value on Death Report Date;
                                             -  the total Purchase Payments made under the
                                                Contract less any prior withdrawals; or
                                             -  the Step-Up Value, if any, as described below.

ROLL-UP DEATH BENEFIT

            AGE AT TIME OF DEATH                             DEATH BENEFIT
------------------------------------------   -------------------------------------------------
If the Annuitant dies before age 80,
the death benefit will be the
greatest of:                                 -  the Contract Value;
                                             -  the Roll-Up Death Benefit Value (as described
                                                below); or
                                             -  the Step-Up Value, if any, as described below.

If the Annuitant dies on or after age
80, the death benefit will be the
greatest of:                                 -  the Contract Value; or
                                             -  the Roll-Up Death Benefit Value (as described
                                                below) on the Annuitant's 80th birthday, plus any
                                                additional Purchase Payments and minus any
                                                partial surrender reductions (as described below)
                                                that occur after the Annuitant's 80th birthday; or
                                             -  the Contract Value

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will be established on each Contract Date anniversary which occurs prior to the Death Report Date. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

PARTIAL SURRENDER REDUCTION (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS). The partial surrender reduction equals (1) the death benefit value (step-up or roll-up value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

          50,000 X (10,000/55,000) = $9,090

Your new Step-Up Value would be 50,000 -- 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

          50,000 X (10,000/30,000) = $16,666

Your new Step-Up Value would be 50,000 -- 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

          50,000 X (10,000/55,000) = $9,090

Your new modified Purchase Payment would be 50,000 -- 9,090 = $40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

          50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                 MANDATORY
        BEFORE THE MATURITY DATE,      THE COMPANY WILL                                         PAYOUT RULES
         UPON THE DEATH OF THE       PAY THE PROCEEDS TO:               UNLESS. . .                APPLY*
---------------------------------   - --------------------   --------------------------------   ------------
OWNER (WHO IS NOT THE               The beneficiary (ies),   Unless the beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT           or if none, to the       continue the Contract rather
OWNER)                              Contract Owner's         than receive the distribution.
                                    estate.

OWNER (WHO IS THE                   The beneficiary (ies),   Unless the beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT           or if none, to the       continue the Contract rather
OWNER)                              Contract Owner's         than receive the distribution.

                                                                                                    MANDATORY
       BEFORE THE MATURITY DATE,       THE COMPANY WILL                                            PAYOUT RULES
         UPON THE DEATH OF THE       PAY THE PROCEEDS TO:                    UNLESS. . .              APPLY*
---------------------------------   ----------------------   --------------------------------   ------------------
NON-SPOUSAL JOINT OWNER             The surviving joint                                           Yes
(WHO IS NOT THE ANNUITANT)          owner.

NON-SPOUSAL JOINT OWNER             The beneficiary (ies),   Unless the beneficiary elects to     Yes
(WHO IS THE ANNUITANT)              or, if none, to the      continue the Contract rather
                                    surviving joint owner.     than receive a distribution.

SPOUSAL JOINT OWNER (WHO IS         The surviving joint      Unless the spouse elects to          Yes
NOT THE ANNUITANT)                  owner.                   continue the Contract.

SPOUSAL JOINT OWNER (WHO IS         The beneficiary (ies),   Unless the spouse elects to          Yes
THE ANNUITANT)                      or, if none, to the      continue the Contract.
                                    surviving joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.

ANNUITANT (WHO IS NOT THE           The beneficiary (ies),   Unless the beneficiary elects to     Yes
CONTRACT OWNER)                     or if none, to the       continue the Contract rather
                                    Contract Owner.          than receive the distribution.

                                                             But, if there is a Contingent
                                                             Annuitant, then the Contingent
                                                             Annuitant becomes the
                                                             Annuitant and the Contract
                                                             continues in effect (generally
                                                             using the original Maturity
                                                             Date). The proceeds will then
                                                             be paid upon the death of the
                                                             Contingent Annuitant or owner.

ANNUITANT (WHO IS THE                See death of "owner                                          Yes
CONTRACT OWNER)                      who is the
                                     Annuitant" above.

ANNUITANT (WHERE OWNER IS A         The beneficiary (ies),                                        Yes (Death of
 NON-NATURAL ENTITY/TRUST)          or if none, to the                                            Annuitant is
                                    owner.                                                        treated as death
                                                                                                  of the owner in
                                                                                                  these
                                                                                                  circumstances.)

CONTINGENT ANNUITANT                No death proceeds                                             Yes
(ASSUMING ANNUITANT IS STILL        are payable;
ALIVE)                              Contract continues.

BENEFICIARY                         No death proceeds                                             N/A
                                    are payable;
                                    Contract continues.

CONTINGENT BENEFICIARY              No death proceeds                                             N/A
                                    are payable;
                                    Contract continues.

                               QUALIFIED CONTRACTS


                                                                                                  MANDATORY
       BEFORE THE MATURITY DATE,       THE COMPANY WILL                                         PAYOUT RULES
         UPON THE DEATH OF THE       PAY THE PROCEEDS TO:                    UNLESS. . .           APPLY*
---------------------------------   ----------------------   --------------------------------   ------------
OWNER / ANNUITANT                   The beneficiary (ies)    Unless the beneficiary elects to     Yes
                                    , or if none, to the     continue the Contract rather
                                    Contract Owner's         than receive a distribution.
                                    estate.

BENEFICIARY                         No death proceeds                                             N/A
                                    are payable;
                                    Contract continues.

CONTINGENT BENEFICIARY              No death proceeds                                             N/A
                                     are payable;
                                    Contract continues.

--------------
     * Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person.

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You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

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REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

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PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

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PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified
Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

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HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

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INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).


ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract

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Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your purchase payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received

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that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

Vintage II is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.30%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.135           1.324             31,202
                                                               2004        0.962           1.135                 --
                                                               2003        0.780           0.962                 --
                                                               2002        1.000           0.780                 --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.786           0.820             95,823
                                                               2004        0.753           0.786             95,819
                                                               2003        0.610           0.753             94,245
                                                               2002        0.886           0.610             57,411
                                                               2001        1.000           0.886             58,685

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.130           1.166            181,062
                                                               2004        1.029           1.130            182,993
                                                               2003        0.788           1.029            178,669
                                                               2002        1.000           0.788              9,718

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        0.671           0.761            379,064
                                                               2004        0.628           0.671            413,899
                                                               2003        0.515           0.628            437,056
                                                               2002        0.755           0.515            443,875
                                                               2001        0.926           0.755            502,272
                                                               2000        1.127           0.926            298,973
                                                               1999        1.000           1.127                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.035           1.165            644,446
                                                               2004        0.924           1.035            635,480
                                                               2003        0.692           0.924            564,989
                                                               2002        0.821           0.692            525,945
                                                               2001        0.970           0.821            396,132
                                                               2000        1.211           0.970            219,232
                                                               1999        1.000           1.211                 --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.087           1.247          1,095,817
                                                               2004        0.979           1.087          1,147,016
                                                               2003        0.725           0.979          1,151,521
                                                               2002        0.972           0.725            941,090
                                                               2001        1.204           0.972            610,536
                                                               2000        1.167           1.204            139,836
                                                               1999        1.000           1.167                 --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.287           1.344          1,774,707
                                                               2004        1.181           1.287          1,852,914
                                                               2003        0.904           1.181          1,853,357
                                                               2002        1.121           0.904          1,609,213
                                                               2001        1.107           1.121          1,049,824
                                                               2000        1.039           1.107            197,664
                                                               1999        1.000           1.039                 --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.643           1.738                 --
                                                               2004        1.267           1.643                 --
                                                               2003        0.958           1.267                 --
                                                               2002        1.000           0.958                 --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.211           1.318              4,100
                                                               2004        1.075           1.211                 --
                                                               2003        1.000           1.075              1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.210           1.315                 --
                                                               2004        1.068           1.210                 --
                                                               2003        1.000           1.068              1,000

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.036                 --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        0.879           0.909            228,339
                                                               2004        0.799           0.879            252,130
                                                               2003        0.589           0.799            244,209
                                                               2002        0.837           0.589            143,673
                                                               2001        1.001           0.837            116,704
                                                               2000        1.215           1.001             64,153
                                                               1999        1.000           1.215                 --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.161           1.267            311,425
                                                               2004        1.044           1.161            334,972
                                                               2003        0.845           1.044            325,337
                                                               2002        1.000           0.845            100,137

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.784           2.244             27,318
                                                               2004        1.449           1.784             10,263
                                                               2003        1.000           1.449                449

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.093           1.189            348,784
                                                               2004        0.935           1.093            376,754
                                                               2003        0.716           0.935            331,478
                                                               2002        0.891           0.716            272,558
                                                               2001        1.074           0.891            228,595
                                                               2000        1.115           1.074             33,594
                                                               1999        1.000           1.115                 --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.183           1.272             41,732
                                                               2004        1.033           1.183                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.792           1.033                 --
                                                               2002        1.000           0.792                 --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.046           1.077            812,511
                                                               2004        0.974           1.046            838,578
                                                               2003        0.792           0.974            789,381
                                                               2002        0.973           0.792            811,466
                                                               2001        1.026           0.973            386,946
                                                               2000        1.044           1.026            190,206
                                                               1999        1.000           1.044                 --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.242           1.257            621,062
                                                               2004        1.178           1.242            656,373
                                                               2003        1.068           1.178            698,235
                                                               2002        1.032           1.068            474,374
                                                               2001        1.014           1.032            306,470
                                                               2000        0.999           1.014             17,824
                                                               1999        1.000           0.999                 --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        0.869           0.894            182,821
                                                               2004        0.798           0.869            188,261
                                                               2003        0.633           0.798            182,850
                                                               2002        0.826           0.633            114,890
                                                               2001        0.955           0.826            111,598
                                                               2000        1.067           0.955             27,831
                                                               1999        1.000           1.067                 --

   Fundamental Value Portfolio (6/00).......................   2005        1.310           1.355          1,029,480
                                                               2004        1.226           1.310          1,097,780
                                                               2003        0.896           1.226          1,158,025
                                                               2002        1.153           0.896            758,878
                                                               2001        1.234           1.153            588,600
                                                               2000        1.037           1.234            146,610
                                                               1999        1.000           1.037                 --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.451           0.499            188,975
                                                               2004        0.379           0.451            190,981

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Mid Cap Growth Portfolio -- Service Shares  (continued)..   2003        0.285           0.379            214,606
                                                               2002        0.402           0.285            119,873
                                                               2001        0.674           0.402            127,433
                                                               2000        1.000           0.674             57,556

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.516           1.556              7,078
                                                               2004        1.337           1.516              7,078
                                                               2003        1.000           1.337              1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.385           1.411                 --
                                                               2004        1.245           1.385                 --
                                                               2003        1.000           1.245              3,478

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.543           1.649             21,664
                                                               2004        1.260           1.543              3,301
                                                               2003        1.000           1.260              3,651

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.127           1.136              9,803
                                                               2004        1.049           1.127              6,233
                                                               2003        1.000           1.049                 --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.218           1.231          1,836,453
                                                               2004        1.176           1.218          1,938,032
                                                               2003        1.134           1.176          2,391,763
                                                               2002        1.054           1.134          1,135,768
                                                               2001        1.000           1.054            142,080

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        0.775           0.821             13,730
                                                               2004        0.730           0.775             13,055
                                                               2003        0.560           0.730              8,771
                                                               2002        0.806           0.560              3,766
                                                               2001        1.000           0.806              1,568

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.014           1.124            139,183
                                                               2004        0.884           1.014            126,825
                                                               2003        0.697           0.884            118,813
                                                               2002        0.858           0.697             32,066
                                                               2001        1.000           0.858              4,131

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.617           1.709             92,613
                                                               2004        1.298           1.617             91,173
                                                               2003        0.879           1.298            125,042
                                                               2002        1.089           0.879            119,022
                                                               2001        1.000           1.089             27,156

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.316           1.352            419,329
                                                               2004        1.231           1.316            444,091
                                                               2003        0.897           1.231            388,411
                                                               2002        1.212           0.897            238,858
                                                               2001        1.205           1.212            196,939
                                                               2000        1.033           1.205             56,658
                                                               1999        1.000           1.033                 --

   Investors Fund -- Class I (1/01).........................   2005        1.198           1.259            118,640
                                                               2004        1.099           1.198            122,214
                                                               2003        0.841           1.099            161,257
                                                               2002        1.108           0.841            122,448
                                                               2001        1.171           1.108             51,941
                                                               2000        1.029           1.171                 --
                                                               1999        1.000           1.029                 --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.296           1.342             87,264
                                                               2004        1.141           1.296             87,420
                                                               2003        0.776           1.141             87,852
                                                               2002        1.204           0.776              3,000
                                                               2001        1.315           1.204              1,034
                                                               2000        1.141           1.315                 --
                                                               1999        1.000           1.141                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.812           0.800             74,091
                                                               2004        0.796           0.812             73,621
                                                               2003        0.653           0.796             63,083
                                                               2002        0.894           0.653             17,665
                                                               2001        1.000           0.894              1,370

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        0.871           0.914              7,293
                                                               2004        0.857           0.871              7,448
                                                               2003        0.647           0.857              9,623
                                                               2002        0.895           0.647              2,490
                                                               2001        1.000           0.895                 --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.450           1.506            350,815
                                                               2004        1.377           1.450            407,875
                                                               2003        1.062           1.377            355,766
                                                               2002        1.000           1.062              2,136

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.296           1.333            615,622
                                                               2004        1.250           1.296            658,255
                                                               2003        1.039           1.250            650,307
                                                               2002        1.000           1.039            369,328

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.519           1.597             36,910
                                                               2004        1.395           1.519             36,823
                                                               2003        1.075           1.395             24,561
                                                               2002        1.000           1.075              1,000

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.435           1.467             38,539
                                                               2004        1.362           1.435             33,075
                                                               2003        1.070           1.362             30,342
                                                               2002        1.000           1.070              1,174

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.872           0.936              7,520
                                                               2004        0.829           0.872              7,530
                                                               2003        0.650           0.829              7,540
                                                               2002        0.865           0.650              5,245
                                                               2001        1.000           0.865              1,154

   Equity Income Portfolio (10/00)..........................   2005        1.200           1.238            499,998
                                                               2004        1.107           1.200            518,850
                                                               2003        0.855           1.107            419,770
                                                               2002        1.006           0.855            151,748
                                                               2001        1.092           1.006            137,176
                                                               2000        1.013           1.092             16,525
                                                               1999        1.000           1.013                 --

   Large Cap Portfolio (6/00)...............................   2005        0.724           0.776            359,523
                                                               2004        0.688           0.724            362,622
                                                               2003        0.559           0.688            354,540
                                                               2002        0.734           0.559            172,587
                                                               2001        0.900           0.734            165,937
                                                               2000        1.066           0.900             60,766
                                                               1999        1.000           1.066                 --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.112                 --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.008           1.022              4,136

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.056             21,813

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.090                 --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.033                 --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        0.765           0.846            191,863
                                                               2004        0.669           0.765            193,486

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio  (continued)............      2003        0.559           0.669            224,873
                                                               2002        0.757           0.559            182,592
                                                               2001        0.989           0.757            161,626
                                                               2000        1.061           0.989            101,243
                                                               1999        1.000           1.061                 --

MFS(R) Emerging Growth Portfolio (2/00)..................      2005        0.655           0.636                 --
                                                               2004        0.589           0.655             97,124
                                                               2003        0.462           0.589            102,983
                                                               2002        0.712           0.462            123,340
                                                               2001        1.130           0.712            121,516
                                                               2000        1.433           1.130             97,130
                                                               1999        1.000           1.433                 --

MFS(R) Mid Cap Growth Portfolio (3/02)...................      2005        0.840           0.854             71,846
                                                               2004        0.745           0.840                 --
                                                               2003        0.551           0.745                 --
                                                               2002        1.000           0.551                 --

MFS(R) Total Return Portfolio (7/00).....................      2005        1.343           1.365          1,107,966
                                                               2004        1.221           1.343          1,174,241
                                                               2003        1.061           1.221          1,110,848
                                                               2002        1.135           1.061            695,684
                                                               2001        1.150           1.135            445,508
                                                               2000        0.999           1.150            202,359
                                                               1999        1.000           0.999                 --

MFS(R) Value Portfolio (5/04)............................      2005        1.123           1.180                 --
                                                               2004        1.000           1.123                 --

Mondrian International Stock Portfolio (3/02)............      2005        1.228           1.327             14,654
                                                               2004        1.074           1.228             16,556
                                                               2003        0.846           1.074                 --
                                                               2002        1.000           0.846                 --

Pioneer Fund Portfolio (5/03)............................      2005        1.336           1.397                 --
                                                               2004        1.218           1.336                 --
                                                               2003        1.000           1.218                 --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.037           1.041                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Pioneer Strategic Income Portfolio (5/04)................   2005        1.096           1.122              7,550
                                                               2004        1.000           1.096                 --

   Strategic Equity Portfolio (6/00)........................   2005        0.729           0.735            167,702
                                                               2004        0.670           0.729            193,465
                                                               2003        0.512           0.670            216,950
                                                               2002        0.782           0.512            255,773
                                                               2001        0.914           0.782            284,839
                                                               2000        1.132           0.914            202,439
                                                               1999        1.000           1.132                 --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.117                 --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.113                 --

   Travelers Managed Income Portfolio (7/00)................   2005        1.222           1.223            801,572
                                                               2004        1.204           1.222            981,921
                                                               2003        1.125           1.204          1,070,557
                                                               2002        1.115           1.125            510,149
                                                               2001        1.059           1.115            188,214
                                                               2000        0.994           1.059             29,625
                                                               1999        1.000           0.994                 --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        0.664           0.707             35,382
                                                               2004        0.648           0.664             38,094
                                                               2003        0.523           0.648             39,159
                                                               2002        0.750           0.523             37,188
                                                               2001        0.964           0.750             49,390
                                                               2000        1.145           0.964             39,955
                                                               1999        1.000           1.145                 --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.998           1.009              7,944
                                                               2004        1.000           0.998             40,362
                                                               2003        1.000           1.000                 --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.254           1.382          1,278,473
                                                               2004        1.155           1.254          1,310,672

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Smith Barney Aggressive Growth Portfolio  (continued)....      2003        0.870           1.155          1,273,855
                                                               2002        1.309           0.870            573,856
                                                               2001        1.382           1.309            452,646
                                                               2000        1.210           1.382            164,358
                                                               1999        1.000           1.210                 --

Smith Barney High Income Portfolio (8/00)................      2005        1.148           1.163            575,995
                                                               2004        1.053           1.148            716,412
                                                               2003        0.837           1.053            875,823
                                                               2002        0.876           0.837            672,340
                                                               2001        0.922           0.876            489,304
                                                               2000        1.016           0.922              1,807
                                                               1999        1.000           1.016                 --

Smith Barney International All Cap Growth Portfolio
(3/00)...................................................      2005        0.662           0.730            104,915
                                                               2004        0.569           0.662            109,830
                                                               2003        0.452           0.569            119,997
                                                               2002        0.617           0.452             87,057
                                                               2001        0.908           0.617             83,173
                                                               2000        1.207           0.908             47,399
                                                               1999        1.000           1.207                 --

Smith Barney Large Cap Value Portfolio (6/00)............      2005        0.988           1.038            390,097
                                                               2004        0.904           0.988            393,882
                                                               2003        0.718           0.904            402,191
                                                               2002        0.975           0.718            432,542
                                                               2001        1.076           0.975            384,096
                                                               2000        0.964           1.076            314,048
                                                               1999        1.000           0.964                 --

Smith Barney Large Capitalization Growth Portfolio
(2/00)...................................................      2005        0.926           0.962            597,379
                                                               2004        0.935           0.926            607,137
                                                               2003        0.642           0.935            629,393
                                                               2002        0.865           0.642            599,697
                                                               2001        1.001           0.865            517,862
                                                               2000        1.090           1.001            282,561
                                                               1999        1.000           1.090                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.351           1.444            375,043
                                                               2004        1.239           1.351            381,702
                                                               2003        0.967           1.239            366,913
                                                               2002        1.211           0.967            225,995
                                                               2001        1.364           1.211            191,467
                                                               2000        1.172           1.364             64,859
                                                               1999        1.000           1.172                 --

   Smith Barney Money Market Portfolio (2/00)...............   2005        1.066           1.082          1,619,770
                                                               2004        1.070           1.066          1,994,070
                                                               2003        1.077           1.070          1,821,759
                                                               2002        1.078           1.077            524,727
                                                               2001        1.053           1.078            148,566
                                                               2000        1.006           1.053             64,613
                                                               1999        1.000           1.006                 --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.714           0.760            196,567
                                                               2004        0.675           0.714            221,492
                                                               2003        0.537           0.675            216,713
                                                               2002        0.806           0.537            196,991
                                                               2001        1.193           0.806            196,978
                                                               2000        1.345           1.193            115,899
                                                               1999        1.000           1.345                 --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.110           1.149            126,348
                                                               2004        0.973           1.110            127,107
                                                               2003        0.694           0.973            101,651
                                                               2002        0.946           0.694             46,293
                                                               2001        1.000           0.946                 --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.169           1.349            223,984
                                                               2004        1.027           1.169            168,972
                                                               2003        0.811           1.027            163,339
                                                               2002        0.907           0.811             81,354
                                                               2001        1.048           0.907             53,627

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Contrafund(R) Portfolio -- Service Class  (continued)....   2000        1.138           1.048             22,930
                                                               1999        1.000           1.138                 --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.440           1.678            232,128
                                                               2004        1.170           1.440            220,808
                                                               2003        0.857           1.170            236,967
                                                               2002        1.000           0.857             62,979

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.382           1.597            144,490
                                                               2004        1.183           1.382             85,167
                                                               2003        0.968           1.183             62,369
                                                               2002        1.000           0.968                 --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.218           1.258              7,238
                                                               2004        1.178           1.218              7,578
                                                               2003        0.963           1.178             10,027
                                                               2002        1.000           0.963                 --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.349           1.380            863,304
                                                               2004        1.241           1.349            671,346
                                                               2003        0.960           1.241            324,534
                                                               2002        1.000           0.960                 --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.211           1.360            551,459
                                                               2004        1.143           1.211            216,941
                                                               2003        0.948           1.143             66,077
                                                               2002        1.000           0.948                 --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.445           1.612          5,479,126
                                                               2004        1.302           1.445          3,301,874
                                                               2003        0.984           1.302            560,403
                                                               2002        1.000           0.984                 --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.413           1.606         15,362,612
                                                               2004        1.285           1.413          9,273,858
                                                               2003        0.960           1.285          2,482,245
                                                               2002        1.000           0.960                 --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.357           1.404         18,636,981
                                                               2004        1.257           1.357         12,269,497
                                                               2003        0.971           1.257          2,985,394
                                                               2002        1.000           0.971                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.692           1.773            621,716
                                                               2004        1.317           1.692            363,487
                                                               2003        1.005           1.317            141,660
                                                               2002        1.000           1.005                 --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.291            491,266
                                                               2004        1.073           1.199            200,346
                                                               2003        1.000           1.073                 --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.289            558,937
                                                               2004        1.067           1.197            213,448
                                                               2003        1.000           1.067                 --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.030            473,972

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.417           1.452          1,496,822
                                                               2004        1.300           1.417          1,111,279
                                                               2003        0.969           1.300            297,552
                                                               2002        1.000           0.969                 --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.340           1.448          3,992,826
                                                               2004        1.217           1.340          2,095,459
                                                               2003        0.994           1.217            723,595
                                                               2002        1.000           0.994                 --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.756           2.188          1,505,095
                                                               2004        1.440           1.756            466,250
                                                               2003        1.000           1.440             91,391

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.481           1.596          4,568,600
                                                               2004        1.278           1.481          2,330,211

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.989           1.278            519,279
                                                               2002        1.000           0.989                 --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.431           1.524          2,064,621
                                                               2004        1.262           1.431            594,562
                                                               2003        0.976           1.262            206,659
                                                               2002        1.000           0.976                 --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.265           1.290          5,012,226
                                                               2004        1.190           1.265          4,141,171
                                                               2003        0.977           1.190          1,561,246
                                                               2002        1.000           0.977                 --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.152           1.155          3,581,641
                                                               2004        1.103           1.152          2,920,201
                                                               2003        1.010           1.103            887,819
                                                               2002        1.000           1.010                 --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.302           1.327          2,839,502
                                                               2004        1.208           1.302          2,252,137
                                                               2003        0.967           1.208          1,148,700
                                                               2002        1.000           0.967                 --

   Fundamental Value Portfolio (6/00).......................   2005        1.385           1.419          9,239,878
                                                               2004        1.309           1.385          8,216,033
                                                               2003        0.966           1.309          2,834,488
                                                               2002        1.000           0.966                 --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.525           1.671             71,823
                                                               2004        1.295           1.525             17,001
                                                               2003        0.983           1.295              9,106
                                                               2002        1.000           0.983                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.492           1.517            896,870
                                                               2004        1.328           1.492            512,682
                                                               2003        1.000           1.328             58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.363           1.376          2,139,915
                                                               2004        1.237           1.363          1,226,122
                                                               2003        1.000           1.237            154,434

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.519           1.608          2,921,421
                                                               2004        1.252           1.519          1,430,939
                                                               2003        1.000           1.252            131,586

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.110           1.108          4,183,574
                                                               2004        1.042           1.110          2,075,669
                                                               2003        1.000           1.042            364,430

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.066           1.067         16,295,872
                                                               2004        1.039           1.066         11,030,522
                                                               2003        1.012           1.039          4,444,217
                                                               2002        1.000           1.012                 --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.301           1.364                 --
                                                               2004        1.237           1.301                 --
                                                               2003        0.958           1.237                 --
                                                               2002        1.000           0.958                 --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.420           1.557            503,884
                                                               2004        1.249           1.420            507,731
                                                               2003        0.994           1.249            378,045
                                                               2002        1.000           0.994                 --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.764           1.846          1,127,527
                                                               2004        1.429           1.764            802,610

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2003        0.977           1.429            446,380
                                                               2002        1.000           0.977                 --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.382           1.406          3,274,732
                                                               2004        1.305           1.382          2,835,223
                                                               2003        0.960           1.305          1,303,133
                                                               2002        1.000           0.960                 --

   Investors Fund -- Class I (1/01).........................   2005        1.338           1.394          1,852,362
                                                               2004        1.240           1.338          1,547,557
                                                               2003        0.958           1.240            657,293
                                                               2002        1.000           0.958                 --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.589           1.630            758,509
                                                               2004        1.412           1.589            681,109
                                                               2003        0.970           1.412            195,339
                                                               2002        1.000           0.970                 --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.175           1.147            663,758
                                                               2004        1.163           1.175            499,442
                                                               2003        0.963           1.163            171,776
                                                               2002        1.000           0.963                 --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.268           1.318             64,976
                                                               2004        1.260           1.268             30,641
                                                               2003        0.960           1.260             15,353
                                                               2002        1.000           0.960                 --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.299           1.337         21,918,724
                                                               2004        1.245           1.299         14,950,399
                                                               2003        0.969           1.245          3,309,858
                                                               2002        1.000           0.969                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.199           1.222         19,350,145
                                                               2004        1.168           1.199         13,207,492
                                                               2003        0.979           1.168          2,672,484
                                                               2002        1.000           0.979                 --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.335           1.390          4,997,367
                                                               2004        1.238           1.335          2,387,094
                                                               2003        0.962           1.238            490,264
                                                               2002        1.000           0.962                 --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.266           1.282          3,120,861
                                                               2004        1.213           1.266          1,741,885
                                                               2003        0.961           1.213            576,357
                                                               2002        1.000           0.961                 --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.273           1.353            533,485
                                                               2004        1.222           1.273            433,213
                                                               2003        0.967           1.222            173,834
                                                               2002        1.000           0.967                 --

   Equity Income Portfolio (10/00)..........................   2005        1.320           1.349          3,470,760
                                                               2004        1.229           1.320          2,356,302
                                                               2003        0.958           1.229            933,491
                                                               2002        1.000           0.958                 --

   Large Cap Portfolio (6/00)...............................   2005        1.227           1.304            761,388
                                                               2004        1.178           1.227            638,667
                                                               2003        0.966           1.178            246,621
                                                               2002        1.000           0.966                 --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.105                474
   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.017                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.008           1.050            113,761

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.083            238,769

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.028              8,861

Mercury Large Cap Core Portfolio (6/00)..................      2005        1.306           1.431            360,257
                                                               2004        1.153           1.306            236,555
                                                               2003        0.973           1.153            123,529
                                                               2002        1.000           0.973                 --

MFS(R) Emerging Growth Portfolio (2/00)..................      2005        1.351           1.310                 --
                                                               2004        1.226           1.351            237,712
                                                               2003        0.971           1.226            131,311
                                                               2002        1.000           0.971                 --

MFS(R) Mid Cap Growth Portfolio (3/02)...................      2005        1.456           1.467            662,001
                                                               2004        1.305           1.456            183,666
                                                               2003        0.974           1.305            138,108
                                                               2002        1.000           0.974                 --

MFS(R) Total Return Portfolio (7/00).....................      2005        1.224           1.232         12,161,644
                                                               2004        1.123           1.224          8,449,630
                                                               2003        0.986           1.123          3,040,252
                                                               2002        1.000           0.986                 --

MFS(R) Value Portfolio (5/04)............................      2005        1.116           1.162            692,556
                                                               2004        1.000           1.116            152,817

Mondrian International Stock Portfolio (3/02)............      2005        1.425           1.526          1,407,512
                                                               2004        1.259           1.425            820,537
                                                               2003        1.001           1.259             85,856
                                                               2002        1.000           1.001                 --

Pioneer Fund Portfolio (5/03)............................      2005        1.315           1.363            524,811
                                                               2004        1.210           1.315            202,670
                                                               2003        1.000           1.210              4,367

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.036                 --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.089           1.104          3,120,622
                                                               2004        1.000           1.089            438,335

   Strategic Equity Portfolio (6/00)........................   2005        1.354           1.351            459,855
                                                               2004        1.256           1.354            421,151
                                                               2003        0.969           1.256            331,406
                                                               2002        1.000           0.969                 --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.111              8,175

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.106                 --

   Travelers Managed Income Portfolio (7/00)................   2005        1.081           1.072          5,358,347
                                                               2004        1.075           1.081          4,415,032
                                                               2003        1.014           1.075          1,389,623
                                                               2002        1.000           1.014                 --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.205           1.270            242,757
                                                               2004        1.186           1.205            112,094
                                                               2003        0.966           1.186            157,881
                                                               2002        1.000           0.966                 --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.986           0.987          2,390,703
                                                               2004        0.997           0.986          1,892,813
                                                               2003        1.000           0.997             14,435

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.344           1.467         11,136,013
                                                               2004        1.250           1.344          8,924,780
                                                               2003        0.951           1.250          2,994,791
                                                               2002        1.000           0.951                 --

   Smith Barney High Income Portfolio (8/00)................   2005        1.356           1.361          5,049,829
                                                               2004        1.256           1.356          3,993,608
                                                               2003        1.007           1.256          1,647,756
                                                               2002        1.000           1.007                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        1.416           1.546             26,594
                                                               2004        1.228           1.416             20,659
                                                               2003        0.986           1.228             16,617
                                                               2002        1.000           0.986                 --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.308           1.362             57,391
                                                               2004        1.209           1.308             58,386
                                                               2003        0.969           1.209             36,575
                                                               2002        1.000           0.969                 --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.339           1.378          3,424,059
                                                               2004        1.365           1.339          3,125,256
                                                               2003        0.946           1.365          1,176,777
                                                               2002        1.000           0.946                 --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.338           1.417          1,933,083
                                                               2004        1.239           1.338          1,628,496
                                                               2003        0.977           1.239            733,971
                                                               2002        1.000           0.977                 --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.970           0.975          3,019,588
                                                               2004        0.984           0.970          2,251,784
                                                               2003        0.999           0.984            888,448
                                                               2002        1.000           0.999                 --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.250           1.319            148,862
                                                               2004        1.195           1.250            104,386
                                                               2003        0.959           1.195             55,188
                                                               2002        1.000           0.959                 --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.529           1.568            449,352
                                                               2004        1.353           1.529            361,221
                                                               2003        0.974           1.353            162,355
                                                               2002        1.000           0.974                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.403           1.603          6,370,669
                                                               2004        1.244           1.403          3,260,531
                                                               2003        0.991           1.244          1,112,778
                                                               2002        1.000           0.991                 --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.625           1.875          4,190,757
                                                               2004        1.333           1.625          2,561,023
                                                               2003        0.986           1.333            731,326
                                                               2002        1.000           0.986                 --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.30%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.135           1.324             11,611
                                                               2004        0.962           1.135                 --
                                                               2003        0.780           0.962                 --
                                                               2002        0.878           0.780                 --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.786           0.820            186,959
                                                               2004        0.753           0.786            193,397
                                                               2003        0.610           0.753            224,709
                                                               2002        0.886           0.610            273,880
                                                               2001        1.000           0.886             44,481

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.130           1.166            154,124
                                                               2004        1.029           1.130            205,133
                                                               2003        0.788           1.029            202,171
                                                               2002        1.000           0.788            105,186

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        0.671           0.761          3,542,749
                                                               2004        0.628           0.671          3,980,042
                                                               2003        0.515           0.628          4,417,255
                                                               2002        0.755           0.515          4,996,672
                                                               2001        0.926           0.755          5,706,327
                                                               2000        1.127           0.926          4,292,514
                                                               1999        1.000           1.127             98,377

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.035           1.165          4,027,212
                                                               2004        0.924           1.035          4,044,618
                                                               2003        0.692           0.924          4,013,956
                                                               2002        0.821           0.692          3,794,165
                                                               2001        0.970           0.821          3,848,239
                                                               2000        1.211           0.970          3,249,643
                                                               1999        1.000           1.211            123,540

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.087           1.247          9,929,724
                                                               2004        0.979           1.087         10,072,367
                                                               2003        0.725           0.979          9,674,784
                                                               2002        0.972           0.725          9,051,297
                                                               2001        1.204           0.972          8,538,251
                                                               2000        1.167           1.204          6,160,677
                                                               1999        1.000           1.167          1,134,441

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.287           1.344          9,174,263
                                                               2004        1.181           1.287          9,487,143
                                                               2003        0.904           1.181          9,723,750
                                                               2002        1.121           0.904          8,678,386
                                                               2001        1.107           1.121          7,396,792
                                                               2000        1.039           1.107          4,257,325
                                                               1999        1.000           1.039             46,596

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.643           1.738                972
                                                               2004        1.267           1.643                 --
                                                               2003        0.958           1.267                 --
                                                               2002        1.048           0.958                 --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.211           1.318             41,122
                                                               2004        1.075           1.211                 --
                                                               2003        1.000           1.075                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.210           1.315            135,076
                                                               2004        1.068           1.210              8,884
                                                               2003        1.000           1.068                 --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        0.984           1.036            128,213

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        0.879           0.909          2,195,571
                                                               2004        0.799           0.879          2,438,278
                                                               2003        0.589           0.799          2,521,774
                                                               2002        0.837           0.589          2,338,805
                                                               2001        1.001           0.837          2,212,536
                                                               2000        1.215           1.001          1,777,941
                                                               1999        1.000           1.215            549,437

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)...   2005        1.161           1.267            439,692
                                                               2004        1.044           1.161            382,679
                                                               2003        0.845           1.044            329,118
                                                               2002        1.000           0.845             24,581

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.784           2.244            393,288
                                                               2004        1.449           1.784             64,080
                                                               2003        1.000           1.449             82,956

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)..................................................   2005        1.093           1.189          2,760,034
                                                               2004        0.935           1.093          2,498,119
                                                               2003        0.716           0.935          2,404,709
                                                               2002        0.891           0.716          2,323,461
                                                               2001        1.074           0.891          2,087,896
                                                               2000        1.115           1.074          1,545,765
                                                               1999        1.000           1.115             53,095

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)...................................................   2005        1.183           1.272            165,606
                                                               2004        1.033           1.183             14,706

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.792           1.033                 --
                                                               2002        0.832           0.792                 --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.046           1.077          2,967,218
                                                               2004        0.974           1.046          3,402,889
                                                               2003        0.792           0.974          3,621,952
                                                               2002        0.973           0.792          3,234,469
                                                               2001        1.026           0.973          2,172,270
                                                               2000        1.044           1.026            941,763
                                                               1999        1.000           1.044             84,121

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.242           1.257          2,495,941
                                                               2004        1.178           1.242          2,888,035
                                                               2003        1.068           1.178          3,034,833
                                                               2002        1.032           1.068          2,969,507
                                                               2001        1.014           1.032          2,434,690
                                                               2000        0.999           1.014          1,438,172
                                                               1999        1.000           0.999            341,104

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        0.869           0.894          2,423,854
                                                               2004        0.798           0.869          3,117,027
                                                               2003        0.633           0.798          2,780,248
                                                               2002        0.826           0.633          2,776,130
                                                               2001        0.955           0.826          2,792,764
                                                               2000        1.067           0.955          1,086,755
                                                               1999        1.000           1.067            348,286

   Fundamental Value Portfolio (12/99)......................   2005        1.310           1.355          4,338,359
                                                               2004        1.226           1.310          5,046,949
                                                               2003        0.896           1.226          5,064,535
                                                               2002        1.153           0.896          5,190,545
                                                               2001        1.234           1.153          4,341,451
                                                               2000        1.037           1.234            948,161
                                                               1999        1.000           1.037             12,938

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.451           0.499          2,024,904
                                                               2004        0.379           0.451          2,131,311

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Mid Cap Growth Portfolio -- Service Shares  (continued)...  2003        0.285           0.379          2,307,386
                                                               2002        0.402           0.285          2,481,234
                                                               2001        0.674           0.402          2,683,031
                                                               2000        1.000           0.674          1,701,726

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005        1.516           1.556             79,133
                                                               2004        1.337           1.516            113,342
                                                               2003        1.000           1.337             60,086

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005        1.385           1.411            289,711
                                                               2004        1.245           1.385            191,146
                                                               2003        1.000           1.245             52,729

   Mid-Cap Value Portfolio (5/03)............................  2005        1.543           1.649            571,572
                                                               2004        1.260           1.543            316,299
                                                               2003        1.000           1.260            163,255

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.127           1.136          1,179,052
                                                               2004        1.049           1.127            715,250
                                                               2003        1.000           1.049            202,392

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.218           1.231          4,017,299
                                                               2004        1.176           1.218          4,403,863
                                                               2003        1.134           1.176          5,407,443
                                                               2002        1.054           1.134          3,419,880
                                                               2001        1.000           1.054            434,773

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)...................................................   2005        0.775           0.821             50,122
                                                               2004        0.730           0.775             54,534
                                                               2003        0.560           0.730             84,884
                                                               2002        0.806           0.560             56,378
                                                               2001        1.000           0.806             22,514

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.014           1.124            175,115
                                                               2004        0.884           1.014            151,194
                                                               2003        0.697           0.884            181,635
                                                               2002        0.858           0.697             86,812
                                                               2001        1.000           0.858             14,691

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.617           1.709            649,038
                                                               2004        1.298           1.617            556,757
                                                               2003        0.879           1.298            531,891
                                                               2002        1.089           0.879            332,783
                                                               2001        1.000           1.089             71,890

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.316           1.352          1,677,286
                                                               2004        1.231           1.316          1,873,002
                                                               2003        0.897           1.231          1,888,455
                                                               2002        1.212           0.897          1,976,967
                                                               2001        1.205           1.212          1,598,744
                                                               2000        1.033           1.205            507,525
                                                               1999        1.000           1.033             20,279

   Investors Fund -- Class I (11/99)........................   2005        1.198           1.259          1,343,258
                                                               2004        1.099           1.198          1,393,345
                                                               2003        0.841           1.099          1,393,911
                                                               2002        1.108           0.841          1,267,791
                                                               2001        1.171           1.108          1,112,073
                                                               2000        1.029           1.171            217,211
                                                               1999        1.000           1.029             10,159

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.296           1.342            541,401
                                                               2004        1.141           1.296            534,246
                                                               2003        0.776           1.141            502,581
                                                               2002        1.204           0.776            405,274
                                                               2001        1.315           1.204            370,805
                                                               2000        1.141           1.315            266,300
                                                               1999        1.000           1.141             35,132

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.812           0.800            149,840
                                                               2004        0.796           0.812            154,400
                                                               2003        0.653           0.796            148,027
                                                               2002        0.894           0.653             62,178
                                                               2001        1.000           0.894              8,386

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        0.871           0.914            319,085
                                                               2004        0.857           0.871            362,894
                                                               2003        0.647           0.857            277,969
                                                               2002        0.895           0.647            213,889
                                                               2001        1.000           0.895             98,459

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.450           1.506          1,204,224
                                                               2004        1.377           1.450          1,865,334
                                                               2003        1.062           1.377          1,260,241
                                                               2002        1.000           1.062            146,807

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.296           1.333          1,031,980
                                                               2004        1.250           1.296          1,808,241
                                                               2003        1.039           1.250          2,075,139
                                                               2002        1.000           1.039            107,743

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.519           1.597            316,339
                                                               2004        1.395           1.519            417,889
                                                               2003        1.075           1.395            183,455
                                                               2002        1.000           1.075             11,968

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.435           1.467             84,904
                                                               2004        1.362           1.435             90,870
                                                               2003        1.070           1.362             54,011
                                                               2002        1.000           1.070                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        0.872           0.936            572,111
                                                               2004        0.829           0.872            576,619
                                                               2003        0.650           0.829            515,789
                                                               2002        0.865           0.650            381,876
                                                               2001        1.000           0.865            136,035

   Equity Income Portfolio (11/99)..........................   2005        1.200           1.238          1,150,485
                                                               2004        1.107           1.200          1,302,083
                                                               2003        0.855           1.107          1,414,340
                                                               2002        1.006           0.855          1,406,171
                                                               2001        1.092           1.006          1,135,718
                                                               2000        1.013           1.092            562,016
                                                               1999        1.000           1.013             19,805

   Large Cap Portfolio (11/99)..............................   2005        0.724           0.776          2,475,830
                                                               2004        0.688           0.724          2,686,679
                                                               2003        0.559           0.688          2,365,088
                                                               2002        0.734           0.559          1,889,763
                                                               2001        0.900           0.734          1,809,999
                                                               2000        1.066           0.900          1,406,663
                                                               1999        1.000           1.066            559,758

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.046           1.112                 --

   Managed Allocation Series: Conservative Portfolio
   (5/05)...................................................   2005        1.000           1.022                 --

   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.056            374,123

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.017           1.090              1,676

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.012           1.033                 --

   Mercury Large Cap Core Portfolio (11/99).................   2005        0.765           0.846            832,892
                                                               2004        0.669           0.765            902,689

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio  (continued)............      2003        0.559           0.669          1,037,347
                                                               2002        0.757           0.559          1,151,010
                                                               2001        0.989           0.757          1,231,361
                                                               2000        1.061           0.989            745,993
                                                               1999        1.000           1.061             54,286

MFS(R) Emerging Growth Portfolio (11/99).................      2005        0.655           0.636                 --
                                                               2004        0.589           0.655          2,936,157
                                                               2003        0.462           0.589          3,170,351
                                                               2002        0.712           0.462          3,807,558
                                                               2001        1.130           0.712          4,413,097
                                                               2000        1.433           1.130          3,648,186
                                                               1999        1.000           1.433            857,752

MFS(R) Mid Cap Growth Portfolio (6/02)...................      2005        0.840           0.854          2,149,152
                                                               2004        0.745           0.840                 --
                                                               2003        0.551           0.745                 --
                                                               2002        0.627           0.551                 --

MFS(R) Total Return Portfolio (11/99)....................      2005        1.343           1.365          5,950,051
                                                               2004        1.221           1.343          6,935,849
                                                               2003        1.061           1.221          7,058,378
                                                               2002        1.135           1.061          6,681,829
                                                               2001        1.150           1.135          5,208,923
                                                               2000        0.999           1.150          1,871,925
                                                               1999        1.000           0.999            340,973

MFS(R) Value Portfolio (5/04)............................      2005        1.123           1.180            111,233
                                                               2004        0.973           1.123                 --

Mondrian International Stock Portfolio (8/02)............      2005        1.228           1.327            487,540
                                                               2004        1.074           1.228            213,304
                                                               2003        0.846           1.074            132,493
                                                               2002        0.846           0.846                 --

Pioneer Fund Portfolio (5/03)............................      2005        1.336           1.397             80,615
                                                               2004        1.218           1.336             29,247
                                                               2003        1.000           1.218              1,217

Pioneer Mid Cap Value Portfolio (6/05)...................      2005        1.000           1.041                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Pioneer Strategic Income Portfolio (5/04)................   2005        1.096           1.122            178,366
                                                               2004        0.983           1.096              4,688

   Strategic Equity Portfolio (11/99).......................   2005        0.729           0.735          3,959,355
                                                               2004        0.670           0.729          4,739,501
                                                               2003        0.512           0.670          5,209,330
                                                               2002        0.782           0.512          5,951,879
                                                               2001        0.914           0.782          6,226,561
                                                               2000        1.132           0.914          5,313,349
                                                               1999        1.000           1.132            774,589

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.117                 --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.113                 --

   Travelers Managed Income Portfolio (11/99)...............   2005        1.222           1.223          1,837,264
                                                               2004        1.204           1.222          2,064,785
                                                               2003        1.125           1.204          2,671,175
                                                               2002        1.115           1.125          2,210,799
                                                               2001        1.059           1.115          1,539,696
                                                               2000        0.994           1.059            598,018
                                                               1999        1.000           0.994              2,445

   Van Kampen Enterprise Portfolio (11/99)..................   2005        0.664           0.707          1,132,758
                                                               2004        0.648           0.664          1,374,668
                                                               2003        0.523           0.648          1,519,148
                                                               2002        0.750           0.523          1,585,903
                                                               2001        0.964           0.750          1,863,264
                                                               2000        1.145           0.964          1,841,630
                                                               1999        1.000           1.145            168,261

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.998           1.009            211,063
                                                               2004        1.000           0.998            208,879
                                                               2003        1.000           1.000            151,638

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.254           1.382          6,511,100
                                                               2004        1.155           1.254          6,703,487

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Smith Barney Aggressive Growth Portfolio  (continued)....      2003        0.870           1.155          6,716,858
                                                               2002        1.309           0.870          6,378,946
                                                               2001        1.382           1.309          6,108,454
                                                               2000        1.210           1.382          3,182,829
                                                               1999        1.000           1.210             74,420

Smith Barney High Income Portfolio (11/99)...............      2005        1.148           1.163          2,132,932
                                                               2004        1.053           1.148          2,334,370
                                                               2003        0.837           1.053          2,428,714
                                                               2002        0.876           0.837          1,743,696
                                                               2001        0.922           0.876          1,352,081
                                                               2000        1.016           0.922            746,254
                                                               1999        1.000           1.016             83,518

Smith Barney International All Cap Growth Portfolio
(11/99)..................................................      2005        0.662           0.730          1,639,709
                                                               2004        0.569           0.662          1,842,648
                                                               2003        0.452           0.569          1,815,361
                                                               2002        0.617           0.452          3,924,462
                                                               2001        0.908           0.617          2,412,874
                                                               2000        1.207           0.908          1,959,090
                                                               1999        1.000           1.207             69,739

Smith Barney Large Cap Value Portfolio (11/99)...........      2005        0.988           1.038          2,394,785
                                                               2004        0.904           0.988          2,741,825
                                                               2003        0.718           0.904          3,144,755
                                                               2002        0.975           0.718          3,249,278
                                                               2001        1.076           0.975          3,409,971
                                                               2000        0.964           1.076          1,620,470
                                                               1999        1.000           0.964             99,981

Smith Barney Large Capitalization Growth Portfolio
(11/99)..................................................      2005        0.926           0.962          5,416,358
                                                               2004        0.935           0.926          5,908,117
                                                               2003        0.642           0.935          6,283,234
                                                               2002        0.865           0.642          6,310,650
                                                               2001        1.001           0.865          7,117,413
                                                               2000        1.090           1.001          4,125,697
                                                               1999        1.000           1.090            241,754

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.351           1.444          2,332,375
                                                               2004        1.239           1.351          2,541,200
                                                               2003        0.967           1.239          2,871,249
                                                               2002        1.211           0.967          2,868,310
                                                               2001        1.364           1.211          2,654,148
                                                               2000        1.172           1.364          1,154,540
                                                               1999        1.000           1.172             26,517

   Smith Barney Money Market Portfolio (11/99)..............   2005        1.066           1.082          2,938,244
                                                               2004        1.070           1.066          4,027,153
                                                               2003        1.077           1.070          5,977,716
                                                               2002        1.078           1.077          7,333,450
                                                               2001        1.053           1.078         10,629,210
                                                               2000        1.006           1.053          2,727,512
                                                               1999        1.000           1.006             25,456

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        0.714           0.760          2,558,794
                                                               2004        0.675           0.714          3,451,906
                                                               2003        0.537           0.675          3,851,217
                                                               2002        0.806           0.537          4,114,292
                                                               2001        1.193           0.806          4,788,151
                                                               2000        1.345           1.193          4,177,551
                                                               1999        1.000           1.345            148,853

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.110           1.149            115,688
                                                               2004        0.973           1.110             80,250
                                                               2003        0.694           0.973            151,572
                                                               2002        0.946           0.694             60,515
                                                               2001        1.000           0.946             10,542

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.169           1.349          1,434,113
                                                               2004        1.027           1.169          1,360,757
                                                               2003        0.811           1.027          1,395,025
                                                               2002        0.907           0.811          1,251,130
                                                               2001        1.048           0.907          1,396,683

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Contrafund(R) Portfolio -- Service Class  (continued)....      2000        1.138           1.048            866,413
                                                               1999        1.000           1.138             68,187

Mid Cap Portfolio -- Service Class 2 (5/02)..............      2005        1.440           1.678            847,801
                                                               2004        1.170           1.440            775,423
                                                               2003        0.857           1.170            533,777
                                                               2002        1.000           0.857             89,941

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.382           1.597            178,408
                                                               2004        1.183           1.382             70,171
                                                               2003        0.968           1.183             62,961
                                                               2002        1.000           0.968                 --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.218           1.258             27,570
                                                               2004        1.178           1.218             33,748
                                                               2003        0.963           1.178             26,411
                                                               2002        1.000           0.963                 --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.349           1.380          1,344,238
                                                               2004        1.241           1.349          1,236,732
                                                               2003        0.960           1.241            854,793
                                                               2002        1.000           0.960                 --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.211           1.360            468,337
                                                               2004        1.143           1.211            459,945
                                                               2003        0.948           1.143            168,663
                                                               2002        1.000           0.948                 --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.445           1.612          6,040,065
                                                               2004        1.302           1.445          5,306,790
                                                               2003        0.984           1.302          2,711,712
                                                               2002        1.000           0.984                 --

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.413           1.606         20,721,963
                                                               2004        1.285           1.413         18,572,237
                                                               2003        0.960           1.285         10,866,088
                                                               2002        1.000           0.960                 --

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.357           1.404         24,301,428
                                                               2004        1.257           1.357         22,621,936
                                                               2003        0.971           1.257         13,557,952
                                                               2002        1.000           0.971                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.692           1.773            636,759
                                                               2004        1.317           1.692            544,495
                                                               2003        1.005           1.317            376,157
                                                               2002        1.000           1.005                 --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.291            526,467
                                                               2004        1.073           1.199            434,954
                                                               2003        0.996           1.073             14,159

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.289            593,796
                                                               2004        1.067           1.197            372,299
                                                               2003        1.016           1.067             10,036

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        0.984           1.030            535,471

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.417           1.452          2,752,422
                                                               2004        1.300           1.417          2,926,013
                                                               2003        0.969           1.300          2,045,532
                                                               2002        1.000           0.969                 --

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)...   2005        1.340           1.448          6,323,482
                                                               2004        1.217           1.340          5,186,994
                                                               2003        0.994           1.217          3,312,164
                                                               2002        1.000           0.994                 --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.756           2.188          1,150,213
                                                               2004        1.440           1.756            862,804
                                                               2003        1.000           1.440            368,517

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)..................................................   2005        1.481           1.596          4,394,621
                                                               2004        1.278           1.481          3,889,690

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.989           1.278          2,193,501
                                                               2002        1.000           0.989                 --

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)...................................................   2005        1.431           1.524            923,889
                                                               2004        1.262           1.431            431,766
                                                               2003        0.976           1.262             87,223
                                                               2002        1.000           0.976                 --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.265           1.290          5,498,706
                                                               2004        1.190           1.265          5,459,813
                                                               2003        0.977           1.190          3,761,358
                                                               2002        1.000           0.977                 --

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.152           1.155          2,949,751
                                                               2004        1.103           1.152          3,285,089
                                                               2003        1.010           1.103          2,322,848
                                                               2002        1.000           1.010                 --

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.302           1.327          3,053,694
                                                               2004        1.208           1.302          2,973,725
                                                               2003        0.967           1.208          2,335,616
                                                               2002        1.000           0.967                 --

   Fundamental Value Portfolio (12/99)......................   2005        1.385           1.419          7,877,497
                                                               2004        1.309           1.385          7,968,858
                                                               2003        0.966           1.309          5,155,503
                                                               2002        1.000           0.966                 --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.525           1.671            325,878
                                                               2004        1.295           1.525            302,452
                                                               2003        0.983           1.295            210,735
                                                               2002        1.000           0.983                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.492           1.517            808,709
                                                               2004        1.328           1.492            733,265
                                                               2003        1.018           1.328            316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.363           1.376          4,573,722
                                                               2004        1.237           1.363          4,464,326
                                                               2003        1.021           1.237          2,342,808

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.519           1.608          4,969,282
                                                               2004        1.252           1.519          4,181,113
                                                               2003        1.012           1.252          1,952,789

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.110           1.108          5,187,938
                                                               2004        1.042           1.110          4,627,736
                                                               2003        1.002           1.042          2,203,110

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.066           1.067         18,327,374
                                                               2004        1.039           1.066         16,972,145
                                                               2003        1.012           1.039         11,776,640
                                                               2002        1.000           1.012                 --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)...................................................   2005        1.301           1.364             23,720
                                                               2004        1.237           1.301             24,067
                                                               2003        0.958           1.237              4,520
                                                               2002        1.000           0.958                 --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.420           1.557            684,925
                                                               2004        1.249           1.420            694,523
                                                               2003        0.994           1.249            639,013
                                                               2002        1.000           0.994                 --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.764           1.846          1,216,084
                                                               2004        1.429           1.764          1,053,707

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2003        0.977           1.429            798,826
                                                               2002        1.000           0.977                 --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.382           1.406          2,300,359
                                                               2004        1.305           1.382          3,268,365
                                                               2003        0.960           1.305          1,724,848
                                                               2002        1.000           0.960                 --

   Investors Fund -- Class I (11/99)........................   2005        1.338           1.394          2,512,286
                                                               2004        1.240           1.338          2,820,016
                                                               2003        0.958           1.240          1,330,720
                                                               2002        1.000           0.958                 --

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.589           1.630          2,239,133
                                                               2004        1.412           1.589          1,763,283
                                                               2003        0.970           1.412            943,187
                                                               2002        1.000           0.970                 --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.175           1.147            958,647
                                                               2004        1.163           1.175          1,090,467
                                                               2003        0.963           1.163            803,964
                                                               2002        1.000           0.963                 --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.268           1.318            415,196
                                                               2004        1.260           1.268            418,070
                                                               2003        0.960           1.260            343,672
                                                               2002        1.000           0.960                 --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.299           1.337         43,926,576
                                                               2004        1.245           1.299         46,071,792
                                                               2003        0.969           1.245         27,451,413
                                                               2002        1.000           0.969                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.199           1.222         33,731,401
                                                               2004        1.168           1.199         36,358,325
                                                               2003        0.979           1.168         21,544,810
                                                               2002        1.000           0.979                 --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.335           1.390          6,579,990
                                                               2004        1.238           1.335          6,146,467
                                                               2003        0.962           1.238          2,247,747
                                                               2002        1.000           0.962                 --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.266           1.282          3,977,421
                                                               2004        1.213           1.266          4,007,483
                                                               2003        0.961           1.213          2,004,819
                                                               2002        1.000           0.961                 --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        1.273           1.353            426,620
                                                               2004        1.222           1.273            440,506
                                                               2003        0.967           1.222            259,207
                                                               2002        1.000           0.967                 --

   Equity Income Portfolio (11/99)..........................   2005        1.320           1.349          3,382,218
                                                               2004        1.229           1.320          3,622,957
                                                               2003        0.958           1.229          2,689,774
                                                               2002        1.000           0.958                 --

   Large Cap Portfolio (11/99)..............................   2005        1.227           1.304            657,890
                                                               2004        1.178           1.227            684,784
                                                               2003        0.966           1.178            533,101
                                                               2002        1.000           0.966                 --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.105            155,229

   Managed Allocation Series: Conservative Portfolio
   (5/05)...................................................   2005        1.000           1.017            137,148

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Managed Allocation Series: Moderate Portfolio (5/05).....      2005        1.000           1.050          1,072,581

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.017           1.083            340,812

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05).........................................      2005        1.010           1.028                 --

Mercury Large Cap Core Portfolio (11/99).................      2005        1.306           1.431            361,918
                                                               2004        1.153           1.306            402,434
                                                               2003        0.973           1.153            231,169
                                                               2002        1.000           0.973                 --

MFS(R) Emerging Growth Portfolio (11/99).................      2005        1.351           1.310                 --
                                                               2004        1.226           1.351            341,774
                                                               2003        0.971           1.226            262,977
                                                               2002        1.000           0.971                 --

MFS(R) Mid Cap Growth Portfolio (6/02)...................      2005        1.456           1.467            655,157
                                                               2004        1.305           1.456            309,694
                                                               2003        0.974           1.305            225,887
                                                               2002        1.000           0.974                 --

MFS(R) Total Return Portfolio (11/99)....................      2005        1.224           1.232         14,704,878
                                                               2004        1.123           1.224         13,582,482
                                                               2003        0.986           1.123          8,894,291
                                                               2002        1.000           0.986                 --

MFS(R) Value Portfolio (5/04)............................      2005        1.116           1.162            648,332
                                                               2004        0.972           1.116             53,025

Mondrian International Stock Portfolio (8/02)............      2005        1.425           1.526          1,911,295
                                                               2004        1.259           1.425          1,619,278
                                                               2003        1.001           1.259            577,731
                                                               2002        1.000           1.001                 --

Pioneer Fund Portfolio (5/03)............................      2005        1.315           1.363            402,347
                                                               2004        1.210           1.315            411,090
                                                               2003        1.022           1.210            181,376

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.036             44,982

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.089           1.104            385,841
                                                               2004        0.982           1.089             89,761

   Strategic Equity Portfolio (11/99).......................   2005        1.354           1.351            471,329
                                                               2004        1.256           1.354            494,070
                                                               2003        0.969           1.256            432,677
                                                               2002        1.000           0.969                 --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.111             12,357

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.106              4,691

   Travelers Managed Income Portfolio (11/99)...............   2005        1.081           1.072          3,736,527
                                                               2004        1.075           1.081          4,402,977
                                                               2003        1.014           1.075          3,045,120
                                                               2002        1.000           1.014                 --

   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.205           1.270            115,076
                                                               2004        1.186           1.205            112,791
                                                               2003        0.966           1.186            100,752
                                                               2002        1.000           0.966                 --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.986           0.987          2,056,662
                                                               2004        0.997           0.986          1,044,555
                                                               2003        1.000           0.997            143,635

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.344           1.467         14,276,616
                                                               2004        1.250           1.344         13,826,694
                                                               2003        0.951           1.250          8,499,681
                                                               2002        1.000           0.951                 --

   Smith Barney High Income Portfolio (11/99)...............   2005        1.356           1.361          6,386,240
                                                               2004        1.256           1.356          7,788,209
                                                               2003        1.007           1.256          6,592,357
                                                               2002        1.000           1.007                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)..................................................   2005        1.416           1.546            147,388
                                                               2004        1.228           1.416            135,869
                                                               2003        0.986           1.228             94,348
                                                               2002        1.000           0.986                 --

   Smith Barney Large Cap Value Portfolio (11/99)...........   2005        1.308           1.362            175,335
                                                               2004        1.209           1.308            191,036
                                                               2003        0.969           1.209            190,901
                                                               2002        1.000           0.969                 --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.339           1.378          5,680,350
                                                               2004        1.365           1.339          6,645,934
                                                               2003        0.946           1.365          5,833,245
                                                               2002        1.000           0.946                 --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.338           1.417          2,346,996
                                                               2004        1.239           1.338          2,431,535
                                                               2003        0.977           1.239          1,359,130
                                                               2002        1.000           0.977                 --

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.970           0.975          4,465,139
                                                               2004        0.984           0.970          4,211,420
                                                               2003        0.999           0.984          1,823,049
                                                               2002        1.000           0.999                 --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        1.250           1.319            507,517
                                                               2004        1.195           1.250            506,602
                                                               2003        0.959           1.195            456,247
                                                               2002        1.000           0.959                 --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.529           1.568          1,925,628
                                                               2004        1.353           1.529          1,431,235
                                                               2003        0.974           1.353          1,932,845
                                                               2002        1.000           0.974                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.403           1.603          2,800,005
                                                               2004        1.244           1.403          2,137,831
                                                               2003        0.991           1.244          1,545,964
                                                               2002        1.000           0.991                 --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.625           1.875          3,596,046
                                                               2004        1.333           1.625          3,135,990
                                                               2003        0.986           1.333          1,911,507
                                                               2002        1.000           0.986                 --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                            The Insurance Company
                            Principal Underwriter
                            Distribution and Principal Underwriting Agreement Valuation of Assets
                            Federal Tax Considerations
                            Independent Registered Public Accounting Firm Condensed Financial Information
                            Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-03-85 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-03-85.

Name:    ________________________________________________

Address: ________________________________________________

CHECK BOX:

[ ]  MIC-Book-03-85

[ ]  MLAC-Book-03-85

Book 03                                                              May 1, 2006

            VINTAGE II (SERIES II)(SM) VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This Prospectus describes VINTAGE II (SERIES II) VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2                      MET INVESTORS SERIES TRUST
   American Funds Global Growth Fund                               Dreman Small-Cap Value Portfolio -- Class A+
   American Funds Growth Fund                                      Harris Oakmark International Portfolio -- Class A+
   American Funds Growth-Income Fund                               Janus Capital Appreciation Portfolio -- Class A+
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST --            Lord Abbett Growth and Income Portfolio -- Class B+
   CLASS 2
   Franklin Income Securities Fund                                 Lord Abbett Mid-Cap Value Portfolio -- Class B+
   Templeton Developing Markets Securities Fund                    Mercury Large-Cap Core Portfolio -- Class A+
   Templeton Foreign Securities Fund                               Met/AIM Capital Appreciation Portfolio -- Class A+
JANUS ASPEN SERIES -- SERVICE SHARES                               Met/AIM Small Cap Growth Portfolio -- Class A+
   Mid Cap Growth Portfolio                                        MFS(R) Value Portfolio -- Class A+
LAZARD RETIREMENT SERIES, INC.                                     Neuberger Berman Real Estate Portfolio -- Class A+
   Lazard Retirement Small Cap Portfolio                           Pioneer Fund Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. -- CLASS I+        Pioneer Mid-Cap Value Portfolio -- Class A+
   Legg Mason Partners Variable Investors Portfolio+               Pioneer Strategic Income Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+                        Third Avenue Small Cap Value Portfolio -- Class B+
   Legg Mason Partners Variable Appreciation Portfolio+         METROPOLITAN SERIES FUND, INC.
   Legg Mason Partners Variable Equity Index Portfolio --          BlackRock Aggressive Growth Portfolio -- Class D+
     Class II+
   Legg Mason Partners Variable Fundamental Value                  BlackRock Bond Income Portfolio -- Class E+
     Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+                 Capital Guardian U.S. Equity Portfolio -- Class A+
   Legg Mason Partners Variable Adjustable Rate Income             FI Large Cap Portfolio -- Class A+
     Portfolio+
   Legg Mason Partners Variable Aggressive Growth                  FI Value Leaders Portfolio -- Class D+
     Portfolio+
   Legg Mason Partners Variable High Income Portfolio+             MFS(R) Total Return Portfolio -- Class F+
   Legg Mason Partners Variable Large Cap Growth Portfolio+        Oppenheimer Global Equity Portfolio -- Class B+
   Legg Mason Partners Variable Mid Cap Core Portfolio+         PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
   Legg Mason Partners Variable Money Market Portfolio+            Real Return Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+                        Total Return Portfolio
   Legg Mason Partners Variable Multiple Discipline
     Portfolio --
     All Cap Growth and Value+                                  PUTNAM VARIABLE TRUST
                                                                   Putnam VT Small Cap Value Fund -- Class IB
   Legg Mason Partners Variable Multiple Discipline             VARIABLE INSURANCE PRODUCTS FUND
     Portfolio -- Balanced All Cap Growth and Value+
                                                                   VIP Contrafund(R) Portfolio -- Service Class
   Legg Mason Partners Variable Multiple Discipline                VIP Mid Cap Portfolio -- Service Class 2
     Portfolio -- Global All Cap Growth and Value+
                                                                METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION
                                                                PORTFOLIOS- CLASS B
   Legg Mason Partners Variable Multiple Discipline                MetLife Conservative Allocation Portfolio+
     Portfolio -- Large Cap Growth and Value+
                                                                   MetLife Conservative to Moderate Allocation
                                                                     Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+                         MetLife Moderate Allocation Portfolio+
   Legg Mason Partners Variable Small Cap Growth                   MetLife Moderate to Aggressive Allocation Portfolio+
     Opportunities Portfolio+
                                                                   MetLife Aggressive Allocation Portfolio+

--------------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.

*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary..............................................    3
Summary...............................................    4
Fee Table.............................................    8
Condensed Financial Information.......................   15
The Annuity Contract..................................   15
   Contract Owner Inquiries...........................   16
   Purchase Payments..................................   16
   Accumulation Units.................................   17
   The Variable Funding Options.......................   17
Fixed Account.........................................   23
Charges and Deductions................................   23
   General............................................   23
   Withdrawal Charge..................................   25
   Free Withdrawal Allowance..........................   25
   Transfer Charge....................................   25
   Administrative Charges.............................   25
   Mortality and Expense Risk Charge..................   25
   Enhanced Stepped-Up Provision Charge...............   25
   Guaranteed Minimum Withdrawal Benefit
    Charge............................................   26
   Guaranteed Minimum Accumulation Benefit
    Charge............................................   26
   Variable Liquidity Benefit Charge..................   26
   Variable Funding Option Expenses...................   26
   Premium Tax........................................   26
   Changes in Taxes Based upon Premium or Value.......   26
Transfers.............................................   26
   Market Timing/Excessive Trading....................   27
   Dollar Cost Averaging..............................   29
Access to Your Money..................................   29
   Systematic Withdrawals.............................   30
   Loans..............................................   30
Ownership Provisions..................................   30
   Types of Ownership.................................   30
     Contract Owner...................................   30
     Beneficiary......................................   31
     Annuitant........................................   31
Death Benefit.........................................   31
   Death Proceeds before the Maturity Date............   32
   Enhanced Stepped-Up Provision......................   34
   Payment of Proceeds................................   34
   Spousal Contract Continuance.......................   36
   Beneficiary Contract Continuance...................   36
   Planned Death Benefit..............................   37
   Death Proceeds after the Maturity Date.............   37
 Living Benefits......................................   37
   Guaranteed Minimum Withdrawal Benefit..............   37
   Guaranteed Minimum Accumulation Benefit............   43
The Annuity Period....................................   49
   Maturity Date......................................   49
   Allocation of Annuity..............................   49
   Variable Annuity...................................   49
   Fixed Annuity......................................   50
Payment Options.......................................   50
   Election of Options................................   50
   Annuity Options....................................   50
   Variable Liquidity Benefit.........................   51
Miscellaneous Contract Provisions.....................   51
   Right to Return....................................   51
   Termination........................................   51
   Required Reports...................................   51
   Suspension of Payments.............................   52
The Separate Accounts.................................   52
   Performance Information............................   52
Federal Tax Considerations............................   53
   General Taxation of Annuities......................   53
   Types of Contracts: Qualified and
     Non-qualified....................................   54
   Qualified Annuity Contracts........................   54
     Taxation of Qualified Annuity Contracts..........   54
     Mandatory Distributions for Qualified Plans......   54
   Non-qualified Annuity Contracts....................   56
     Diversification Requirements for
       Variable Annuities.............................   57
     Ownership of the Investments.....................   57
     Taxation of Death Benefit Proceeds...............   58
     Other Tax Considerations.........................   58
   Treatment of Charges for Optional Benefits.........   58
     Puerto Rico Tax Considerations...................   58
     Non-Resident Aliens..............................   58
     Other Information................................   59
     The Insurance Companies..........................   59
Financial Statements..................................   59
   Distribution of Variable Annuity Contracts.........   59
   Conformity with State and Federal Laws.............   60
   Voting Rights......................................   60
   Restrictions on Financial Transactions.............   61
   Legal Proceedings..................................   61
   Appendix A: Condensed Financial Information
   for MetLife of CT Separate Account Nine............  A-1
Appendix B: Condensed Financial Information
   for MetLife of CT Separate Account Ten.............  B-1
Appendix C: The Fixed Account.........................  C-1
   Appendix D: Contents of the Statement
   of Additional Information..........................  D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                     VINTAGE II (SERIES II) VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase, generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving Annuity Payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both . If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(k), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death Benefit, 1.35% for the Step-Up Death Benefit, and 1.55% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals -- Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 701/2 or retires. These minimum distributions occur during the accumulation phase.

      o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract.

      o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.........................................................     6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE...........................................................  $ 10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.........................................     6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND FEES AND EXPENSES.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.........................  $30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

         YEARS SINCE PURCHASE PAYMENT MADE
--------------------------------------------------
GREATER THAN OR EQUAL TO             BUT LESS THAN             WITHDRAWAL CHARGE
------------------------             -------------             -----------------
         0 years                        3 years                        6%
         3 years                        5 years                        5%
         5 years                        6 years                        4%
         6 years                        7 years                        3%
        7 + years                          --                          0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

          YEARS SINCE INITIAL PURCHASE PAYMENT
          ------------------------------------
GREATER THAN OR EQUAL TO              BUT LESS THAN               WITHDRAWAL CHARGE
------------------------              -------------               -----------------
         0 years                         3 years                         6%
         3 years                         5 years                         5%
         5 years                         6 years                         4%
         6 years                         7 years                         3%
        7 + years                           --                           0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                               STANDARD DEATH BENEFIT     STEP-UP DEATH BENEFIT     ROLL-UP DEATH BENEFIT
                                               ----------------------     ---------------------     ---------------------
Mortality and Expense Risk Charge..........             1.25%(5)                  1.35%(5)                 1.55%(5)
Administrative Expense Charge..............             0.15%                     0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED..............             1.40%                     1.50%                    1.70%
Optional E.S.P. Charge.....................             0.15%                     0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED.......................             1.55%                     1.65%                    1.85%
Optional GMAB Charge.......................             0.50%                     0.50%                    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMAB ONLY SELECTED.........................             1.90%                     2.00%                    2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMAB SELECTED(6)................             2.05%                     2.15%                    2.35%
Optional GMWB I Charge (maximum upon
reset).....................................             1.00%(7)                  1.00%(7)                 1.00%(7)
Optional GMWB II Charge (maximum upon
reset).....................................             1.00%(7)                  1.00%(7)                 1.00%(7)
Optional GMWB III Charge...................             0.25%                     0.25%                    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED.......................             2.40%                     2.50%                    2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED......................             2.40%                     2.50%                    2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.....................             1.65%                     1.75%                    1.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED.................             2.55%                     2.65%                    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED................             2.55%                     2.65%                    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED...............             1.80%                     1.90%                    2.10%

--------------

(5) We are waiving the Mortality and Expense charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                 MINIMUM        MAXIMUM
                                                                 -------        -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....        0.47%          4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                             CONTRACTUAL FEE    NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER         ANNUAL
                                MANAGEMENT    SERVICE (12B-1)   OTHER      OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT    EXPENSES**
-----------------------------   ----------    ---------------  --------   ------------  ---------------   ----------
AMERICAN FUNDS INSURANCE
SERIES
   American Funds Global
     Growth Fund -- Class
     2*......................      0.58%           0.25%        0.04%        0.87%             --         0.87%
   American Funds Growth
     Fund -- Class 2*........      0.33%           0.25%        0.02%        0.60%             --         0.60%
   American Funds
     Growth-Income Fund --
     Class 2*................      0.28%           0.25%        0.01%        0.54%             --         0.54%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Income
     Securities Fund --
     Class 2*................      0.46%           0.25%        0.02%        0.73%             --         0.73%(1)(2)
   Franklin Small-Mid Cap
     Growth Securities Fund
     -- Class 2*+............      0.48%           0.25%        0.28%        1.01%           0.02%        0.99%(2)(3)
   Templeton Developing
     Markets Securities Fund
     -- Class 2*.............      1.24%           0.25%        0.29%        1.78%             --         1.78%
   Templeton Foreign
     Securities Fund --
     Class 2*................      0.65%           0.25%        0.17%        1.07%           0.05%        1.02%(3)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio
     -- Service Shares*......      0.64%           0.25%        0.03%        0.92%             --         0.92%
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*..........      0.75%           0.25%        0.22%        1.22%             --         1.22%
LEGG MASON PARTNERS
   INVESTMENT SERIES
   Legg Mason Partners
     Variable Dividend
     Strategy Portfolio+++...      0.65%             --         0.21%        0.86%             --         0.86%
   Legg Mason Partners
     Variable Premier
     Selections All Cap
     Growth Portfolio+++.....      0.75%             --         0.19%        0.94%             --         0.94%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio -- Class I+...      0.75%             --         0.07%        0.82%             --         0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio - Class I.....      0.65%             --         0.06%        0.71%             --         0.71%
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio -
     Class I+................      0.75%             --         0.22%        0.97%             --         0.97%

                                               DISTRIBUTION                             CONTRACTUAL FEE    NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER         ANNUAL
                                MANAGEMENT    SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT    EXPENSES**
-----------------------------   ----------    ---------------  --------   ------------  ---------------   ----------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Appreciation
     Portfolio...............      0.70%             --         0.02%        0.72%             --         0.72%
   Legg Mason Partners
     Variable Diversified
     Strategic Income
     Portfolio+..............      0.65%             --         0.12%        0.77%             --         0.77%
   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class
     II*.....................      0.31%           0.25%        0.03%        0.59%             --         0.59%
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio.........      0.75%             --         0.03%        0.78%             --         0.78%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income
     Portfolio*++............      0.55%           0.25%        0.28%        1.08%             --         1.08%(4)
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++......      0.75%             --         0.02%        0.77%             --         0.77%(4)
   Legg Mason Partners
     Variable High Income
     Portfolio++.............      0.60%             --         0.06%        0.66%             --         0.66%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++......      0.75%             --         0.04%        0.79%             --         0.79%(4)
   Legg Mason Partners
     Variable Mid Cap Core
     Portfolio++.............      0.75%             --         0.07%        0.82%             --         0.82%
   Legg Mason Partners
     Variable Money Market
     Portfolio++.............      0.45%             --         0.02%        0.47%             --         0.47%(4)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     All Cap Growth and
     Value*..................      0.75%           0.25%        0.06%        1.06%             --         1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Balanced All Cap Growth
     and Value*..............      0.75%           0.25%        0.06%        1.06%             --         1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Global All Cap Growth
     and Value*..............      0.75%           0.25%        0.15%        1.15%             --         1.15%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Large Cap Growth and
     Value*..................      0.75%           0.25%        0.24%        1.24%             --         1.24%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio...............      0.75%             --         0.30%        1.05%             --         1.05%
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio --  Class
     VC+.....................      0.48%             --         0.41%        0.89%             --         0.89%(13)
   Mid-Cap Value Portfolio
     --  Class VC+...........      0.74%             --         0.38%        1.12%             --         1.12%(13)
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value
     Portfolio -- Class A....      0.83%             --         3.64%        4.47%           3.37%        1.10%(5)
   Harris Oakmark
     International Portfolio
     -- Class A..............      0.82%             --         0.13%        0.95%             --         0.95%
   Janus Capital
     Appreciation Portfolio
     -- Class A..............      0.65%             --         0.09%        0.74%             --         0.74%(5)

                                               DISTRIBUTION                             CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER        ANNUAL
                                MANAGEMENT    SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT    EXPENSES**
-----------------------------   ----------    ---------------  --------   ------------  ---------------   ----------
   Lord Abbett Growth and
     Income Portfolio --
     Class B*................      0.50%           0.25%        0.04%        0.79%             --          0.79%(5)
   Lord Abbett Mid-Cap Value
     Portfolio -- Class B*...      0.68%           0.25%        0.08%        1.01%             --          1.01%
   Met/AIM Capital
     Appreciation Portfolio
     -- Class A..............      0.76%             --         0.05%        0.81%             --          0.81%(5)
   Met/AIM Small Cap Growth
     Portfolio -- Class A....      0.90%             --         0.10%        1.00%             --          1.00%(5)
   MFS(R) Value Portfolio --
     Class A.................      0.73%             --         0.24%        0.97%             --          0.97%(5)
   Neuberger Berman Real
     Estate Portfolio --
     Class A.................      0.67%             --         0.03%        0.70%             --          0.70%
   Pioneer Fund Portfolio --
     Class A.................      0.75%             --         0.28%        1.03%           0.03%         1.00%(5)
   Pioneer Mid-Cap Value
     Portfolio -- Class A....      0.75%             --         2.84%        3.59%           2.59%         1.00%(5)
   Pioneer Strategic Income
     Portfolio -- Class A....      0.73%             --         0.09%        0.82%             --          0.82%(5)
   Third Avenue Small Cap
     Value Portfolio --
     Class B*................      0.75%           0.25%        0.05%        1.05%             --          1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio --
     Class D*................      0.73%           0.10%        0.06%        0.89%             --          0.89%
   BlackRock Bond Income
     Portfolio -- Class E*...      0.40%           0.15%        0.07%        0.62%             --          0.62%(6)
   Capital Guardian U.S.
     Equity Portfolio --
     Class A.................      0.67%             --         0.06%        0.73%             --          0.73%
   FI Large Cap Portfolio --
     Class A.................      0.80%             --         0.06%        0.86%             --          0.86%(7)
   FI Value Leaders
     Portfolio -- Class D*...      0.66%           0.10%        0.07%        0.83%             --          0.83%
   MFS(R) Total Return
     Portfolio -- Class F*...      0.57%           0.20%        0.16%        0.93%             --          0.93%(8)
   Oppenheimer Global Equity
     Portfolio -- Class B*...      0.60%           0.25%        0.33%        1.18%             --          1.18%
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B*+...............      0.60%           0.25%        0.12%        0.97%             --          0.97%(9)
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio --
     Administrative Class....      0.25%             --         0.41%        0.66%             --          0.66%(10)
   Total Return Portfolio --
     Administrative Class....      0.25%             --         0.40%        0.65%             --          0.65%
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class
     IB*+....................      0.75%           0.25%        0.18%        1.18%             --          1.18%
   Putnam VT Small Cap Value
     Fund -- Class IB*.......      0.76%           0.25%        0.08%        1.09%             --          1.09%

                                               DISTRIBUTION                             CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER        ANNUAL
                                MANAGEMENT    SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT    EXPENSES**
-----------------------------   ----------    ---------------  --------   ------------  ---------------   ----------
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     -- Class I+.............      0.70%             --         0.07%        0.77%             --          0.77%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio -- Service
     Class*..................      0.57%           0.10%        0.09%        0.76%             --          0.76%
   VIP Mid Cap Portfolio --
     Service Class 2*........      0.57%           0.25%        0.12%        0.94%             --          0.94%

                                                                                                              NET TOTAL
                                                                                                               ANNUAL
                                                                                                              OPERATING
                                                                                                              EXPENSES
                                          DISTRIBUTION                                                        INCLUDING
                                            AND/OR                   TOTAL       CONTRACTUAL     NET TOTAL       NET
                                            SERVICE                  ANNUAL      FEE WAIVER       ANNUAL     EXPENSES OF
                              MANAGEMENT    (12b-1)       OTHER    OPERATING   AND/OR EXPENSE    OPERATING   UNDERLYING
     UNDERLYING FUND:            FEE         FEES       EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES**   PORTFOLIOS
----------------------------  ----------  ------------  --------   ---------   --------------   ----------   ----------
METROPOLITAN SERIES FUND,
 INC.
MetLife Conservative
 Allocation Portfolio --
 Class B*...................    0.10%        0.25%        0.95%      1.30%          0.95%          0.35%    0.98%(11)(12)
MetLife Conservative to
 Moderate Allocation
 Portfolio -- Class B*......    0.10%        0.25%        0.31%      0.66%          0.31%          0.35%    1.00%(11)(12)
MetLife Moderate Allocation
 Portfolio -- Class B*......    0.10%        0.25%        0.19%      0.54%          0.19%          0.35%    1.04%(11)(12))
MetLife Moderate to
 Aggressive Allocation
 Portfolio -- Class B*......    0.10%        0.25%        0.24%      0.59%          0.24%          0.35%    1.06%(11)(12)
MetLife Aggressive
 Allocation Portfolio --
 Class B*...................    0.10%        0.25%        1.66%      2.01%          1.66%          0.35%    1.07%(11)(12)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1)   The Fund administration fee is paid indirectly through the management fee.

(2) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(7) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(8) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.

(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(13) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on January 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             --------------------------------------   ----------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                               ------   -------    -------   --------   ------    -------    -------    --------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................   1331      2746      4001       6636       731       2146      3501        6636
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    939      1627      2231       3565       339       1027       1731       3565

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Vintage II (Series II) Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                       MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
         DEATH BENEFIT/OPTIONAL FEATURE                      ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------------------------       -----------------------------------------------
Deferred Annual Step Up Death Benefit...........                              80

Step Up Death Benefit...........................                              75

Roll Up Death Benefit...........................                              75

Enhanced Stepped-Up Provision (E.S.P)...........                              75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ----------------------------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     -- Class 2                           stocks.                                     Company
   American Funds Growth Fund --          Seeks capital appreciation through          Capital Research and Management
     Class 2                              stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     -- Class 2                           income.                                     Company
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund --     Seeks to maximize income while              Franklin Advisers, Inc.
     Class 2                              maintaining prospects for capital
                                          appreciation.
   Franklin Small-Mid Cap Growth          Seeks long-term capital growth.             Franklin Advisers, Inc.
     Securities Fund -- Class 2+
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     -- Class 2                                                                       Subadviser: Franklin Templeton
                                                                                      Investment Management Limited

JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --            Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES*
   Legg Mason Partners Variable           Seeks capital appreciation, principally     Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*        through investments in dividend-paying
                                          stocks.
   Legg Mason Partners Variable           Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Premier Selections All Cap
     Growth Portfolio+*
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.*
   Legg Mason Partners Variable All       Seeks capital appreciation through          Salomon Brothers Asset Management
     Cap Portfolio -- Class I+*           investments.                                Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital, with     Salomon Brothers Asset Management
     Investors Portfolio*                 growth of current income as a secondary     Inc
                                          objective.
   Legg Mason Partners Variable Small     Seeks long term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio+*                                                           Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II*
   Legg Mason Partners Variable           Seeks long-term appreciation of capital.    Smith Barney Fund Management LLC
     Appreciation Portfolio*
   Legg Mason Partners Variable           Seeks high current income.                  Smith Barney Fund Management LLC
     Diversified Strategic Income                                                     Subadviser: Citigroup Asset
     Portfolio+*                                                                      Management Ltd.
   Legg Mason Partners Variable           Seeks to correspond to the price and        TIMCO Asset Management, Inc.
     Equity Index Portfolio -- Class      yield performance of the S&P 500 Index.
     II*
   Legg Mason Partners Variable           Seeks long-term capital growth. Current     Smith Barney Fund Management LLC
     Fundamental Value Portfolio*         income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.*
   Legg Mason Partners Variable           Seeks to provide high current income        Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio*    and to limit the degree of fluctuation
                                          of its net asset value resulting from
                                          movements in interest rates.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ----------------------------------
   Legg Mason Partners Variable           Seeks long-term capital appreciation.       Smith Barney Fund Management LLC
     Aggressive Growth Portfolio*
   Legg Mason Partners Variable High      Seeks high current income. Secondarily,     Smith Barney Fund Management LLC
     Income Portfolio*                    seeks capital appreciation.
   Legg Mason Partners Variable Large     Seeks long term growth of capital.          Smith Barney Fund Management LLC
     Cap Growth Portfolio*
   Legg Mason Partners Variable Mid       Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Core Portfolio*
   Legg Mason Partners Variable Money     Seeks to maximize current income            Smith Barney Fund Management LLC
     Market Portfolio*                    consistent with preservation
                                          of capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     All Cap Growth and Value*
   Legg Mason Partners Variable           Seeks a balance between long-term           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --     growth of capital and principal
     Balanced All Cap Growth and          preservation.
     Value*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Global All Cap Growth and Value*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Large Cap Growth and Value*
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V*
   Legg Mason Partners Variable Small     Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Cap Growth Opportunities
     Portfolio*
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio --         Seeks long-term growth of capital and       Lord, Abbett & Co. LLC
     Class VC+                            income without excessive fluctuations
                                          in market value.
   Mid-Cap Value Portfolio --  Class      Seeks capital appreciation through          Lord, Abbett & Co. LLC
     VC+                                  investments, primarily in equity
                                          securities, which are believed to be
                                          undervalued in the marketplace.
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio       Seeks capital appreciation.                 Met Investors Advisory, LLC
     -- Class A*                                                                      Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio -- Class A*                                                            Subadviser: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio -- Class A*                                                            Subadviser: Janus Capital
                                                                                      Management LLC
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory, LLC
     Portfolio -- Class B*                income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory, LLC
     Portfolio -- Class B*                investment, primarily in equity             Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio       Seeks long-term capital growth.             Met Investors Advisory, LLC
     -- Class A*                                                                      Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio -- Class A*                                                            Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory, LLC
     -- Class A*                                                                      Subadviser:  AIM Capital
                                                                                      Management, Inc.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ----------------------------------
   MFS(R) Value Portfolio -- Class A*     Seeks capital appreciation and              Met Investors Advisory, LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory, LLC
     Portfolio -- Class A*                investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.
   Pioneer Fund Portfolio -- Class A*     Seeks reasonable income and capital         Met Investors Advisory, LLC
                                          growth.                                     Subadviser: Pioneer
                                                                                      Investment Management, Inc.
   Pioneer Mid-Cap Value Portfolio --     Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A*                                                                         Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory, LLC
     -- Class A*                                                                      Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio -- Class B*                                                            Subadviser: Third Avenue
                                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio -- Class D*                                                            Subadviser: BlackRock Advisors,
                                                                                      Inc.
   BlackRock Bond Income Portfolio --     Seeks competitive total return              MetLife Advisers, LLC
     Class E*                             primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.
   Capital Guardian U.S. Equity           Seeks long-term growth of capital.          MetLife Advisers, LLC
     Portfolio -- Class A*                                                            Subadviser: Capital Guardian Trust
                                                                                      Company
   FI Large Cap Portfolio -- Class A*     Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio --          Seeks long-term growth of capital.          MetLife Advisers, LLC
     Class D*                                                                         Subadviser: Fidelity Management &
                                                                                      Research Company
   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio -- Class B*
   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio -- Class B*                with growth of capital as a secondary
                                          objective.
   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio -- Class B*     income and growth of capital, with a
                                          greater emphasis on income.
   MetLife Moderate Allocation            Seeks a balance between a high level of     MetLife Advisers, LLC
     Portfolio -- Class B*                current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.
   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio -- Class B*
   MFS(R) Total Return Portfolio --       Seeks a favorable total return through      MetLife Advisers, LLC
     Class F*                             investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio -- Class B*                                                            Subadviser: OppenheimerFunds, Inc.
   T.Rowe Price Large Cap Growth          Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio -- Class B+*               secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.
   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund -- Class IB+
   Putnam VT Small Cap Value Fund --      Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio -- Class     Seeks capital appreciation.                 Van Kampen Asset Management
     I+
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio --         Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class                                                                    Company
   VIP Mid Cap Portfolio -- Service       Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company

--------------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

UNDERLYING FUND NAME CHANGES

                         FORMER NAME                                                        NEW NAME
------------------------------------------------------------         ------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                               Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                               Legg Mason Partners Variable Diversified Strategic
                                                                          Income Portfolio
   Equity Index Portfolio                                               Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                          Legg Mason Partners Variable Fundamental Value
                                                                          Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                         Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                       Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                                Legg Mason Partners Variable Small Cap Growth
                                                                          Portfolio
SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                             Legg Mason Partners Variable Dividend Strategy
                                                                          Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio             Legg Mason Partners Variable Premier Selections All
                                                                          Cap Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value               Legg Mason Partners Variable Multiple Discipline
                                                                          Portfolio-All Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap Growth and            Legg Mason Partners Variable Multiple Discipline
     Value                                                                Portfolio-Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap Growth and              Legg Mason Partners Variable Multiple Discipline
   Value                                                                  Portfolio-Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth and Value             Legg Mason Partners Variable Multiple Discipline
                                                                          Portfolio-Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                  Legg Mason Partners Variable Adjustable Rate Income
                                                                          Portfolio
   Smith Barney Aggressive Growth Portfolio                             Legg Mason Partners Variable Aggressive Growth
                                                                          Portfolio
   Smith Barney High Income Portfolio                                   Legg Mason Partners Variable High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio                   Legg Mason Partners Variable Large Cap Growth
                                                                          Portfolio
   Smith Barney Mid Cap Core Portfolio                                  Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                  Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio                Legg Mason Partners Variable Small Cap Growth
                                                                          Opportunities Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.

                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
-------------------------------------------------------------        -------------------------------------------------------
 --                                                                  MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                               Janus Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                           FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                               FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate-Conservative                  MetLife Conservative to Moderate Allocation Portfolio
       Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate-Aggressive Portfolio          MetLife Moderate to Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio

               FORMER UNDERLYING FUND                                            NEW UNDERLYING FUND
------------------------------------------------------               ----------------------------------------
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Strategic Equity Portfolio                                        FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Van Kampen Enterprise Portfolio                                   Capital Guardian U.S. Equity Portfolio

UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.

             FORMER UNDERLYING FUND                                              NEW UNDERLYING FUND
------------------------------------------------                     ------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                       Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                 Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                                 Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                    Oppenheimer Global Equity Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      o the ability for you to make withdrawals and surrenders under the Contracts

      o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      o     administration of the annuity options available under the Contracts

      o     the distribution of various reports to Contract Owners and

      o     the ability to engage in telephone and internet transactions

Costs and expenses we incur include:

      o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      o sales and marketing expenses including commission payments to your registered representative, and

      o     other costs of doing business.

Risks we assume include:

      o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      o that the amount of the death benefit will be greater than the Contract Value and

      o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

         YEARS SINCE PURCHASE PAYMENT MADE
---------------------------------------------------
GREATER THAN OR EQUAL TO              BUT LESS THAN                WITHDRAWAL CHARGE
------------------------              -------------                -----------------
        0 years                          3 years                          6%
        3 years                          5 years                          5%
        5 years                          6 years                          4%
        6 years                          7 years                          3%
        7+ years                            --                            0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      o     if a lifetime annuity payout has begun, after the first Contract
            Year

      o     under the Managed Distribution Program

      o you elect Annuity Payments for a fixed period of at least five years after the first Contract Year

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total of all Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 -1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to

1.25% annually. If you choose the Step-Up Death Benefit, the M&E charge is equal to 1.35% annually. If you choose the Roll-Up Death Benefit, the M&E charge is equal to 1.55% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

           YEARS SINCE INITIAL PURCHASE PAYMENT
           ------------------------------------
GREATER THAN OR EQUAL TO                BUT LESS THAN                WITHDRAWAL CHARGE
------------------------                -------------                -----------------
         0 years                           3 years                          6%
         3 years                           5 years                          5%
         5 years                           6 years                          4%
         6 years                           7 years                          3%
        7 + years                             --                            0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual

Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred to the Money Market Variable Fund Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, any outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the Business Day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 701/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under certain Qualified Contracts. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase GMWB.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect. Please note that the naming of different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult with your agent if you have questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      o     the death benefit will not be payable upon the Annuitant's death

      o     the Contingent Annuitant becomes the Annuitant

      o     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, then a death benefit is paid to the beneficiary regardless of whether there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

      o     Standard Death Benefit

      o     Step-Up Death Benefit

      o     Roll-Up Death Benefit

The Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions and there are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner." All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below)* or

      (3)   the Step-Up Value (if any, as described below)

STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below)* or

      (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death             o   the Contract Value on the Death Report Date;
benefit will be the greatest of:                           o   your adjusted Purchase Payment (see below)*;
                                                           o   the Step-Up Value, if any, as described below
                                                           o   the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the death        o   the Contract Value on the Death Report Date;
benefit will be the greatest of:                           o   your adjusted Purchase Payment (see below) or*
                                                           o   the Step-Up Value, if any, as described below, or
                                                           o   the Roll-Up Death Benefit Value (as described below) on
                                                               the Annuitant's 80th birthday, plus any additional
                                                               Purchase Payments and minus any partial surrender
                                                               reductions (as described below) that occur after the
                                                               Annuitant's 80th birthday.


--------------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the seventh Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the seventh Contract Date Anniversary, there is no Step-Up Value

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b)    is any Purchase Payment made during the previous Contract Year

      c) is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT: The partial surrender reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The partial surrender reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

      50,000 x (10,000/55,000) = $9,090

Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

      50,000 x (10,000/30,000) = $16,666

Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-16,666, or $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

            50,000 x (10,000/55,000) = $9,090

You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

            50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                    MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                     UNLESS...                      RULES APPLY*
--------------------------------       ------------------------     ------------------------------------      -------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then the Contingent
                                                                    Annuitant becomes the Annuitant and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds will
                                                                    then be paid upon the death of the
                                                                    Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                              Annuitant is
                                                                                                              treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  Yes
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

    BEFORE THE MATURITY DATE,            THE COMPANY WILL PAY                                              MANDATORY PAYOUT
      UPON THE DEATH OF THE                THE PROCEEDS TO:                      UNLESS...                   RULES APPLY*
--------------------------------       ------------------------     ----------------------------------     ----------------
OWNER/ANNUITANT                        The beneficiary (ies),       Unless the beneficiary elects to              Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

BENEFICIARY                            No death proceeds are                                                      N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                      N/A
                                       payable; Contract
                                       continues.

--------------
* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      o     transfer ownership

      o     take a loan

      o     make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
--------------              -------------------------------    ----------------------------     ----------------------------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value

AVAILABILITY:                Not available for purchase on      Available on or after March      Available on or after March
                            or after March 28, 2005, unless    28, 2005 if approved in your     28, 2005 if approved in your
                            GMWB II is not approved in your                state                            state
                                         state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                     GMWB I        GMWB II       GMWB III
                                                                   ----------     ----------     ---------
If you make your first withdrawal BEFORE the 3rd anniversary
after you purchase GMWB:.....................................       5% of RBB      5% of RBB     5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:.....................................      10% of RBB     10% of RBB     5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 10% GAIN ON INVESTMENT                          ASSUMES 10% LOSS ON INVESTMENT
                      ----------------------------------------------------   -----------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    -----------------   --------     -----------------   --------------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL         $110,000          $100,000              $5,000          $90,000         $100,000             $5,000
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 x (1-         N/A           (100,000            [5,000 x
REDUCTION (PWR)                    x 10,000/110,000)=    90,000/100,000)]=                x 10,000/90,000)=   (1-88,889/100,000)]=
                                         9,091                  500                            $11,111              $556
GREATER OF PWR OR                       $10,000                                                $11,111
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>9,091)                                        (11,111>10,000)
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000          $10,000                $500           $10,000          $11,111              $556
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $100,000          $90,000               $4,500          $80,000          $88,889             $4,444

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
                      ----------------------------------------------------   --------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB               AWB (5%)
                      --------    -------------------    -----------------   --------     -----------------   -----------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL         $110,000          $100,000              $5,000          $ 90,000        $100,000             $5,000
IMMEDIATELY AFTER
WITHDRAWAL            $100,000          $90,909               $4,545          $ 80,000        $88,889              $4,444
                                  [100,000 - (100,000         [(5,000                        [100,000 -           [5,000 x
                                   x10,000/110,000)]     x90,909/100,000)]                    (100,000        (88,889/100,000)]
                                                                                          x10,000/90,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $9,091                $455           $ 10,000        $11,111               $556

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            o     a qualified retirement plan (Code Section 401),

            o     a tax-sheltered annuity (Code Section 403(b)),

            o     an individual retirement account (Code Sections 408(a)),

            o     an individual retirement annuity (Code Section 408(b)), or

            o     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

      o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.

                                                        GMWB I       GMWB II      GMWB III
                                                        ------       -------      --------
Current Annual Charge.........................           0.40%        0.50%        0.25%
Maximum Annual Charge After a Reset............          1.00%        1.00%         N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      o The total annual payment amount will equal the AWB and will never exceed your RBB, and

      o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
                           ------------------------------   -----------------------------    -----------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
RESET                                    Yes                             Yes                              No
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
WAIVER OF RECALCULATION
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS                 No                              Yes                             Yes

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected a GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each Contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

      o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.

      o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                      -------------------------------------------------    --------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
                      --------------     -----------     --------------    --------------     -----------      --------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000         $100,000       Not Applicable       $100,000        $100,000         Not Applicable
VALUE AS OF RIDER
MATURITY DATE            $115,000         $100,000          $100,000          $ 85,000        $100,000          $100,000
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                             $      0(1)                                              $ 15,000(2)

----------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                      -------------------------------------------------    --------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
                      --------------     -----------     --------------    --------------     -----------      --------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $ 10,000         $110,000          $130,000          $ 10,000          $100,000

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                                                            ASSUMING INCREASING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
                              --------      ----------------    ------------------    -----------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $ 90,000              $10,000               $8,696               $10,000

                                                             ASSUMING DECLINING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
                              --------      ----------------    ------------------    -----------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $ 85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $ 75,000          $ 88,235              $10,000              $11,765               $11,765

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.

                CLASS B SUBACCOUNTS/
                  UNDERLYING FUNDS
----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Income Securities Fund
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Legg Mason Partners Variable Adjustable Rate
     Income Portfolio
   Legg Mason Partners Variable High Income
     Portfolio
   Legg Mason Partners Variable Money Market
     Portfolio
MET INVESTORS SERIES TRUST
   Pioneer Strategic Income Portfolio
METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income Portfolio
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio
   Total Return Portfolio

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider.

Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving annuity payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or Beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

      o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

      o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

      o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

      o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). For Qualified Contracts, the Maturity Date will be the Annuitant's 70th birthday unless you elect an earlier date.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

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                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

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In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity

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included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

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MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

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Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      o     a non-taxable return of your purchase payment; or

      o     a taxable payment of earnings.

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We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the

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same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance,

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the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

Vintage II (Series II) is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in

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all states of the United States (except New York), the District of Columbia and
Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.131           1.319                  74,640
                                                               2004        0.960           1.131                      --
                                                               2003        0.779           0.960                      --
                                                               2002        1.000           0.779                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.127           1.162                 136,682
                                                               2004        1.027           1.127                 136,752
                                                               2003        0.788           1.027                  81,410
                                                               2002        1.000           0.788                   2,908

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        0.668           0.756                 567,636
                                                               2004        0.625           0.668                 645,133
                                                               2003        0.514           0.625                 796,770
                                                               2002        0.753           0.514                 854,624
                                                               2001        0.925           0.753                 762,941
                                                               2000        1.055           0.925                 366,949

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.029           1.158               1,626,394
                                                               2004        0.920           1.029               1,462,978
                                                               2003        0.690           0.920                 773,140
                                                               2002        0.819           0.690                 565,608
                                                               2001        0.969           0.819                 391,475
                                                               2000        1.335           0.969                 200,090

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.082           1.240               4,049,767
                                                               2004        0.975           1.082               3,262,722
                                                               2003        0.723           0.975               1,755,241

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Growth Fund -- Class 2 Shares  (continued)...............   2002        0.970           0.723               1,153,248
                                                               2001        1.202           0.970                 842,658
                                                               2000        1.248           1.202                 256,201

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.280           1.336               3,340,715
                                                               2004        1.176           1.280               2,860,876
                                                               2003        0.901           1.176               1,840,178
                                                               2002        1.119           0.901               1,264,688
                                                               2001        1.106           1.119                 986,465
                                                               2000        0.994           1.106                 137,847

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.638           1.732                   4,769
                                                               2004        1.265           1.638                      --
                                                               2003        0.957           1.265                      --
                                                               2002        1.000           0.957                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.210           1.315                  16,485
                                                               2004        1.074           1.210                   2,589
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.208           1.312                 587,511
                                                               2004        1.068           1.208                 370,878
                                                               2003        1.000           1.068                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares (5/05)   2005        1.000           1.035                 542,915

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        0.874           0.903                 494,285
                                                               2004        0.795           0.874                 488,023
                                                               2003        0.588           0.795                 304,147
                                                               2002        0.836           0.588                 219,236
                                                               2001        1.000           0.836                 176,530
                                                               2000        1.355           1.000                 121,667

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.158           1.262                 630,429
                                                               2004        1.043           1.158                 411,617
                                                               2003        0.845           1.043                  85,928
                                                               2002        1.000           0.845                   7,064

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.781           2.238                 393,578
                                                               2004        1.448           1.781                  34,731
                                                               2003        1.000           1.448                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.088           1.182               1,015,038
                                                               2004        0.931           1.088                 725,699
                                                               2003        0.714           0.931                 378,732
                                                               2002        0.889           0.714                 340,465
                                                               2001        1.073           0.889                 227,440
                                                               2000        1.057           1.073                  95,658

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.180           1.267                 432,583
                                                               2004        1.032           1.180                  70,754
                                                               2003        0.792           1.032                      --
                                                               2002        1.000           0.792                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.040           1.070               2,063,937
                                                               2004        0.970           1.040               1,924,055
                                                               2003        0.789           0.970               1,210,775
                                                               2002        0.971           0.789                 610,129
                                                               2001        1.025           0.971                 440,930
                                                               2000        1.036           1.025                  51,606

   Diversified Strategic Income Portfolio (7/00)............   2005        1.235           1.249               1,110,076
                                                               2004        1.174           1.235               1,037,004
                                                               2003        1.065           1.174                 759,502
                                                               2002        1.030           1.065                 471,209
                                                               2001        1.013           1.030                 439,990
                                                               2000        1.011           1.013                 114,166

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        0.864           0.888                 885,880
                                                               2004        0.795           0.864                 504,425

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Equity Index Portfolio -- Class II Shares  (continued)...   2003        0.631           0.795                 383,086
                                                               2002        0.824           0.631                 299,142
                                                               2001        0.954           0.824                 174,860
                                                               2000        1.076           0.954                  51,515

   Fundamental Value Portfolio (6/00).......................   2005        1.303           1.347               1,830,903
                                                               2004        1.221           1.303               1,896,436
                                                               2003        0.893           1.221               1,209,183
                                                               2002        1.151           0.893                 446,779
                                                               2001        1.232           1.151                 369,495
                                                               2000        1.100           1.232                  85,114

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.449           0.496                 551,020
                                                               2004        0.378           0.449                 568,049
                                                               2003        0.284           0.378                 604,302
                                                               2002        0.401           0.284                 537,900
                                                               2001        0.674           0.401                 485,683
                                                               2000        1.000           0.674                 369,120

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.513           1.552                  92,359
                                                               2004        1.336           1.513                  84,632
                                                               2003        1.000           1.336                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.382           1.408                  90,708
                                                               2004        1.244           1.382                  89,045
                                                               2003        1.000           1.244                  12,715

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.541           1.644                 481,239
                                                               2004        1.260           1.541                  90,506
                                                               2003        1.000           1.260                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.125           1.133               2,134,660
                                                               2004        1.048           1.125               1,580,273
                                                               2003        1.000           1.048                  12,559

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.213           1.226               5,227,537
                                                               2004        1.173           1.213               4,462,676
                                                               2003        1.132           1.173               2,636,608
                                                               2002        1.053           1.132               1,693,413
                                                               2001        1.000           1.053                 469,808

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.011           1.118                 149,539
                                                               2004        0.882           1.011                 169,047
                                                               2003        0.696           0.882                 119,463
                                                               2002        0.857           0.696                  92,071
                                                               2001        1.000           0.857                  11,070

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.611           1.701                 193,425
                                                               2004        1.294           1.611                 143,446
                                                               2003        0.877           1.294                 125,086
                                                               2002        1.088           0.877                 177,419
                                                               2001        1.000           1.088                   4,610

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.309           1.343                 833,595
                                                               2004        1.226           1.309                 820,427
                                                               2003        0.894           1.226                 578,309
                                                               2002        1.210           0.894                 411,710
                                                               2001        1.204           1.210                 220,176
                                                               2000        1.195           1.204                  22,319

   Investors Fund -- Class I (1/01).........................   2005        1.191           1.252                 410,875
                                                               2004        1.095           1.191                 475,738
                                                               2003        0.839           1.095                 356,707
                                                               2002        1.106           0.839                 178,397
                                                               2001        1.195           1.106                  94,552

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.290           1.334                  93,848
                                                               2004        1.136           1.290                 224,325
                                                               2003        0.774           1.136                 210,996
                                                               2002        1.202           0.774                 131,378
                                                               2001        1.314           1.202                  89,647
                                                               2000        1.482           1.314                   6,517

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.809           0.797                 231,230
                                                               2004        0.794           0.809                 274,091
                                                               2003        0.652           0.794                   1,257
                                                               2002        0.894           0.652                   2,000
                                                               2001        1.000           0.894                   2,000

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        0.868           0.909                  40,629
                                                               2004        0.855           0.868                  41,158
                                                               2003        0.646           0.855                  33,923
                                                               2002        0.894           0.646                  15,493
                                                               2001        1.000           0.894                  36,621

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.447           1.502               4,018,612
                                                               2004        1.376           1.447               2,881,219
                                                               2003        1.061           1.376                 230,701
                                                               2002        1.000           1.061                  17,879

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.293           1.329               2,636,569
                                                               2004        1.249           1.293               1,943,130
                                                               2003        1.038           1.249                 783,127
                                                               2002        1.000           1.038                  97,394

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.515           1.592               1,075,476
                                                               2004        1.394           1.515                 734,070
                                                               2003        1.074           1.394                  22,689
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.432           1.462                 343,377
                                                               2004        1.360           1.432                 254,701
                                                               2003        1.069           1.360                  27,171
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.869           0.931                  68,633
                                                               2004        0.827           0.869                  80,474

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
AIM Capital Appreciation Portfolio  (continued).............   2003        0.649           0.827                  69,737
                                                               2002        0.864           0.649                  48,694
                                                               2001        1.000           0.864                  19,584

Equity Income Portfolio (10/00).............................   2005        1.194           1.230                 984,532
                                                               2004        1.102           1.194                 851,522
                                                               2003        0.852           1.102                 701,195
                                                               2002        1.004           0.852                 466,236
                                                               2001        1.090           1.004                 287,549
                                                               2000        1.059           1.090                  54,202

Large Cap Portfolio (6/00)..................................   2005        0.720           0.772                 230,033
                                                               2004        0.686           0.720                 229,272
                                                               2003        0.558           0.686                 178,744
                                                               2002        0.732           0.558                 116,833
                                                               2001        0.899           0.732                 125,941
                                                               2000        1.049           0.899                  77,498

Managed Allocation Series: Aggressive Portfolio (5/05)......   2005        1.000           1.111                      --

Managed Allocation Series: Conservative Portfolio (7/05)....   2005        1.007           1.022                      --

Managed Allocation Series: Moderate Portfolio (6/05)........   2005        1.008           1.056                      --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)......................................................   2005        1.000           1.089                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)............................................   2005        1.000           1.032                   6,823

Mercury Large Cap Core Portfolio (6/00).....................   2005        0.761           0.841                 298,475
                                                               2004        0.666           0.761                 339,737
                                                               2003        0.558           0.666                 285,682
                                                               2002        0.755           0.558                 234,601
                                                               2001        0.988           0.755                 230,322
                                                               2000        1.107           0.988                  93,590

MFS(R) Emerging Growth Portfolio (2/00).....................   2005        0.652           0.632                      --
                                                               2004        0.586           0.652                 311,501

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
MFS(R) Emerging Growth Portfolio  (continued)...............   2003        0.460           0.586                 308,689
                                                               2002        0.710           0.460                 296,731
                                                               2001        1.128           0.710                 368,642
                                                               2000        1.560           1.128                 187,714

MFS(R) Mid Cap Growth Portfolio (3/02)......................   2005        0.837           0.851                 253,376
                                                               2004        0.744           0.837                      --
                                                               2003        0.551           0.744                      --
                                                               2002        1.000           0.551                      --

MFS(R) Total Return Portfolio (7/00)........................   2005        1.337           1.357               3,763,631
                                                               2004        1.216           1.337               3,458,131
                                                               2003        1.058           1.216               2,567,975
                                                               2002        1.133           1.058               1,701,434
                                                               2001        1.149           1.133               1,309,212
                                                               2000        1.026           1.149                 147,036

MFS(R) Value Portfolio (5/04)...............................   2005        1.122           1.178                 433,995
                                                               2004        1.000           1.122                  20,871

Mondrian International Stock Portfolio (3/02)...............   2005        1.224           1.322                 110,310
                                                               2004        1.073           1.224                  85,883
                                                               2003        0.846           1.073                     377
                                                               2002        1.000           0.846                      --

Pioneer Fund Portfolio (5/03)...............................   2005        1.333           1.394                 154,125
                                                               2004        1.217           1.333                  84,799
                                                               2003        1.000           1.217                   3,245

Pioneer Mid Cap Value Portfolio (7/05)......................   2005        1.037           1.041                      --

Pioneer Strategic Income Portfolio (5/04)...................   2005        1.096           1.120                 484,044
                                                               2004        1.000           1.096                 242,440

Strategic Equity Portfolio (6/00)...........................   2005        0.726           0.730                 122,543
                                                               2004        0.668           0.726                 128,507
                                                               2003        0.511           0.668                 180,708
                                                               2002        0.780           0.511                 223,164
                                                               2001        0.913           0.780                 233,026
                                                               2000        1.108           0.913                 501,860

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.116                     401

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.112                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.216           1.216               1,012,341
                                                               2004        1.199           1.216                 982,241
                                                               2003        1.121           1.199                 801,296
                                                               2002        1.113           1.121                 566,904
                                                               2001        1.057           1.113                 434,221
                                                               2000        1.019           1.057                 137,038

   Van Kampen Enterprise Portfolio (4/00)...................   2005        0.661           0.703                  97,201
                                                               2004        0.645           0.661                  98,488
                                                               2003        0.521           0.645                  99,873
                                                               2002        0.748           0.521                  87,650
                                                               2001        0.963           0.748                  73,520
                                                               2000        1.196           0.963                  76,229

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           1.006                 717,561
                                                               2004        0.999           0.997                 211,555
                                                               2003        1.000           0.999                  46,771

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.247           1.373               4,206,682
                                                               2004        1.150           1.247               4,218,706
                                                               2003        0.867           1.150               2,909,479
                                                               2002        1.306           0.867               2,105,680
                                                               2001        1.381           1.306               1,814,521
                                                               2000        1.491           1.381                 863,349

   Smith Barney High Income Portfolio (8/00)................   2005        1.143           1.156               1,298,401
                                                               2004        1.049           1.143               1,342,536
                                                               2003        0.834           1.049               1,155,100
                                                               2002        0.874           0.834                 277,042
                                                               2001        0.921           0.874                 295,957
                                                               2000        0.994           0.921                 208,981

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        0.922           0.956               1,766,449
                                                               2004        0.931           0.922               1,720,065
                                                               2003        0.640           0.931               1,141,574
                                                               2002        0.863           0.640                 771,377
                                                               2001        1.000           0.863                 730,193
                                                               2000        1.083           1.000                 309,116

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.344           1.435                 560,103
                                                               2004        1.234           1.344                 587,236
                                                               2003        0.964           1.234                 507,824
                                                               2002        1.209           0.964                 385,791
                                                               2001        1.362           1.209                 307,340
                                                               2000        1.225           1.362                 110,509

   Smith Barney Money Market Portfolio (2/00)...............   2005        1.060           1.075                 692,217
                                                               2004        1.066           1.060                 933,637
                                                               2003        1.074           1.066               1,098,028
                                                               2002        1.075           1.074               1,940,157
                                                               2001        1.052           1.075                 707,397
                                                               2000        1.012           1.052                 511,377

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.710           0.756                 255,754
                                                               2004        0.673           0.710                 350,995
                                                               2003        0.536           0.673                 382,732
                                                               2002        0.805           0.536                 348,750
                                                               2001        1.191           0.805                 409,824
                                                               2000        1.700           1.191                 272,783

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.106           1.144                 337,568
                                                               2004        0.970           1.106                 254,741
                                                               2003        0.693           0.970                  41,992
                                                               2002        0.945           0.693                  20,468
                                                               2001        1.000           0.945                  25,867

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (5/00)............  2005        1.163           1.341                 803,715
                                                               2004        1.023           1.163                 572,293
                                                               2003        0.808           1.023                 497,526

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Contrafund<< Portfolio -- Service Class  (continued)           2002        0.905           0.808                 426,526
                                                               2001        1.047           0.905                 339,996
                                                               2000        1.113           1.047                 169,553

Mid Cap Portfolio -- Service Class 2 (3/02)                    2005        1.436           1.671               1,280,825
                                                               2004        1.168           1.436                 960,282
                                                               2003        0.857           1.168                 305,214
                                                               2002        1.000           0.857                 195,105

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.335           1.541                  68,905
                                                               2004        1.143           1.335                      --
                                                               2003        1.000           1.143                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.215           1.242                 111,636
                                                               2004        1.119           1.215                      --
                                                               2003        1.000           1.119                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.155           1.296                  26,995
                                                               2004        1.092           1.155                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.315           1.465               1,016,509
                                                               2004        1.186           1.315                  12,546
                                                               2003        1.000           1.186                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.261           1.432               3,527,301
                                                               2004        1.148           1.261                 176,039
                                                               2003        1.000           1.148                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.235           1.277               3,353,279
                                                               2004        1.145           1.235                 116,974
                                                               2003        1.000           1.145                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.465           1.534                 178,945
                                                               2004        1.142           1.465                      --
                                                               2003        1.000           1.142                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.197           1.289                 105,878
                                                               2004        1.073           1.197                   2,361
                                                               2003        1.000           1.073                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.195           1.286                 364,009
                                                               2004        1.066           1.195                   4,323
                                                               2003        1.000           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.029               1,574,335

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.297           1.328                  35,814
                                                               2004        1.191           1.297                   7,965
                                                               2003        1.000           1.191                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.228           1.326               1,018,600
                                                               2004        1.116           1.228                   8,874
                                                               2003        1.000           1.116                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.537           1.913                 605,698
                                                               2004        1.261           1.537                      --
                                                               2003        1.000           1.261                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.359           1.463                 831,353
                                                               2004        1.174           1.359                      --
                                                               2003        1.000           1.174                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.315           1.398                 740,845
                                                               2004        1.160           1.315                  13,918
                                                               2003        1.000           1.160                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.188           1.211                 713,566
                                                               2004        1.118           1.188                  76,543
                                                               2003        1.000           1.118                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Diversified Strategic Income Portfolio (7/00)............   2005        1.101           1.103                  64,928
                                                               2004        1.056           1.101                  19,932
                                                               2003        1.000           1.056                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.215           1.237                 779,368
                                                               2004        1.129           1.215                  76,132
                                                               2003        1.000           1.129                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.234           1.263                 585,496
                                                               2004        1.167           1.234                  44,212
                                                               2003        1.000           1.167                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.342           1.469                  13,248
                                                               2004        1.140           1.342                      --
                                                               2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.315           1.336                 212,912
                                                               2004        1.172           1.315                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.253           1.264                 394,021
                                                               2004        1.139           1.253                  23,251
                                                               2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.399           1.479                 780,376
                                                               2004        1.155           1.399                  29,210
                                                               2003        1.000           1.155                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.111           1.108                 971,586
                                                               2004        1.045           1.111                  87,192
                                                               2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.048           1.049               2,187,620
                                                               2004        1.023           1.048                  92,831
                                                               2003        1.000           1.023                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.338           1.467                      --
                                                               2004        1.179           1.338                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.523           1.592                 237,163
                                                               2004        1.235           1.523                      --
                                                               2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.236           1.257                      --
                                                               2004        1.169           1.236                      --
                                                               2003        1.000           1.169                      --

   Investors Fund -- Class I (1/01).........................   2005        1.235           1.285                  45,577
                                                               2004        1.146           1.235                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.389           1.423                  24,636
                                                               2004        1.235           1.389                   4,834
                                                               2003        1.000           1.235                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.111           1.083                  59,581
                                                               2004        1.100           1.111                      --
                                                               2003        1.000           1.100                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.156           1.200                      --
                                                               2004        1.150           1.156                      --
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.174           1.208               2,300,292
                                                               2004        1.128           1.174                  33,414
                                                               2003        1.000           1.128                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.116           1.136               4,734,449
                                                               2004        1.088           1.116                 405,533
                                                               2003        1.000           1.088                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.226           1.276               1,206,797
                                                               2004        1.139           1.226                  15,706
                                                               2003        1.000           1.139                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.169           1.182                 536,248
                                                               2004        1.121           1.169                  26,484
                                                               2003        1.000           1.121                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.181           1.255                  49,939
                                                               2004        1.135           1.181                   9,847
                                                               2003        1.000           1.135                      --

   Equity Income Portfolio (10/00)..........................   2005        1.214           1.239                 623,080
                                                               2004        1.131           1.214                  38,632
                                                               2003        1.000           1.131                      --

   Large Cap Portfolio (6/00)...............................   2005        1.168           1.240                  60,974
                                                               2004        1.122           1.168                      --
                                                               2003        1.000           1.122                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.104                 295,809

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.006           1.016                  31,450

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.007           1.050                 292,696

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.083                 132,397

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.027                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Mercury Large Cap Core Portfolio (6/00).....................   2005        1.232           1.349                  10,886
                                                               2004        1.088           1.232                   6,671
                                                               2003        1.000           1.088                      --

MFS(R) Emerging Growth Portfolio (2/00).....................   2005        1.216           1.178                      --
                                                               2004        1.104           1.216                      --
                                                               2003        1.000           1.104                      --

MFS(R) Mid Cap Growth Portfolio (3/02)......................   2005        1.260           1.269                  38,726
                                                               2004        1.131           1.260                      --
                                                               2003        1.000           1.131                      --

MFS(R) Total Return Portfolio (7/00)........................   2005        1.173           1.180               1,039,277
                                                               2004        1.077           1.173                  63,089
                                                               2003        1.000           1.077                      --

MFS(R) Value Portfolio (5/04)...............................   2005        1.115           1.160                 365,164
                                                               2004        1.000           1.115                      --

Mondrian International Stock Portfolio (3/02)...............   2005        1.308           1.400                 248,371
                                                               2004        1.157           1.308                   2,184
                                                               2003        1.000           1.157                      --

Pioneer Fund Portfolio (5/03)...............................   2005        1.222           1.265                 121,433
                                                               2004        1.126           1.222                      --
                                                               2003        1.000           1.126                      --

Pioneer Mid Cap Value Portfolio (7/05)......................   2005        1.036           1.035                   3,792

Pioneer Strategic Income Portfolio (5/04)...................   2005        1.089           1.102                 897,033
                                                               2004        1.000           1.089                   8,613

Strategic Equity Portfolio (6/00)...........................   2005        1.201           1.197                  26,075
                                                               2004        1.115           1.201                      --
                                                               2003        1.000           1.115                      --

Style Focus Series: Small Cap Growth Portfolio (6/05).......   2005        1.026           1.110                  18,294

Style Focus Series: Small Cap Value Portfolio (5/05)........   2005        1.000           1.106                  23,495

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Travelers Managed Income Portfolio (7/00)................   2005        1.033           1.023                 746,775
                                                               2004        1.028           1.033                  53,765
                                                               2003        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.144           1.205                   8,031
                                                               2004        1.127           1.144                      --
                                                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.985           0.985                 488,307
                                                               2004        0.997           0.985                 103,512
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.219           1.329                 999,469
                                                               2004        1.135           1.219                 115,318
                                                               2003        1.000           1.135                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.187           1.190                 843,903
                                                               2004        1.100           1.187                  71,552
                                                               2003        1.000           1.100                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.144           1.176                 409,917
                                                               2004        1.167           1.144                      --
                                                               2003        1.000           1.167                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.248           1.321                 621,784
                                                               2004        1.157           1.248                 250,879
                                                               2003        1.000           1.157                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.978           0.983                  42,742
                                                               2004        0.993           0.978                 131,110
                                                               2003        1.000           0.993                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.165           1.228                   3,556
                                                               2004        1.114           1.165                      --
                                                               2003        1.000           1.114                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.393           1.427                  93,979
                                                               2004        1.233           1.393                      --
                                                               2003        1.000           1.233                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (5/00)...........   2005        1.284           1.466               1,643,270
                                                               2004        1.140           1.284                      --
                                                               2003        1.000           1.140                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.457           1.680                 916,237
                                                               2004        1.197           1.457                   7,282
                                                               2003        1.000           1.197                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.131           1.319                  38,185
                                                               2004        0.960           1.131                      --
                                                               2003        0.779           0.960                      --
                                                               2002        0.878           0.779                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.127           1.162                 325,190
                                                               2004        1.027           1.127                 334,798
                                                               2003        0.788           1.027                 354,635
                                                               2002        0.980           0.788                  25,560

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        0.668           0.756               2,516,526
                                                               2004        0.625           0.668               2,897,980
                                                               2003        0.514           0.625               3,382,923
                                                               2002        0.753           0.514               3,883,375
                                                               2001        0.925           0.753               4,716,899
                                                               2000        1.127           0.925               4,449,229
                                                               1999        1.000           1.127                 314,797

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.029           1.158               6,380,373
                                                               2004        0.920           1.029               6,322,143
                                                               2003        0.690           0.920               6,679,967
                                                               2002        0.819           0.690               6,862,959
                                                               2001        0.969           0.819               6,260,916
                                                               2000        1.211           0.969               3,140,876
                                                               1999        1.000           1.211                 316,138

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.082           1.240               8,889,797
                                                               2004        0.975           1.082               8,773,906
                                                               2003        0.723           0.975               8,937,082
                                                               2002        0.970           0.723               7,986,225
                                                               2001        1.202           0.970               6,922,537
                                                               2000        1.167           1.202               4,692,324
                                                               1999        1.000           1.167                 477,335

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.280           1.336               9,710,858
                                                               2004        1.176           1.280               9,428,394
                                                               2003        0.901           1.176               9,670,875
                                                               2002        1.119           0.901               8,550,110
                                                               2001        1.106           1.119               6,852,257
                                                               2000        1.039           1.106               2,375,658
                                                               1999        1.000           1.039                 174,106

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.638           1.732                  16,019
                                                               2004        1.265           1.638                      --
                                                               2003        0.957           1.265                      --
                                                               2002        1.048           0.957                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.210           1.315                  27,109
                                                               2004        1.074           1.210                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.208           1.312                 112,133
                                                               2004        1.068           1.208                  46,761
                                                               2003        1.000           1.068                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        0.984           1.035                 130,062

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        0.874           0.903               1,374,673
                                                               2004        0.795           0.874               1,611,705
                                                               2003        0.588           0.795               1,673,524

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares  (continued)......................................   2002        0.836           0.588               1,690,406
                                                               2001        1.000           0.836               1,766,010
                                                               2000        1.215           1.000               1,131,242
                                                               1999        1.000           1.215                 167,294

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.158           1.262                 718,462
                                                               2004        1.043           1.158                 818,408
                                                               2003        0.845           1.043                 528,951
                                                               2002        0.999           0.845                 109,286

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.781           2.238                 131,258
                                                               2004        1.448           1.781                 108,300
                                                               2003        1.000           1.448                  27,124

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)..................................................   2005        1.088           1.182               1,505,091
                                                               2004        0.931           1.088               1,356,406
                                                               2003        0.714           0.931               1,285,352
                                                               2002        0.889           0.714               1,344,931
                                                               2001        1.073           0.889               1,396,919
                                                               2000        1.115           1.073                 720,928
                                                               1999        1.000           1.115                 121,036

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)...................................................   2005        1.180           1.267                  79,625
                                                               2004        1.032           1.180                   3,125
                                                               2003        0.792           1.032                      --
                                                               2002        0.832           0.792                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.040           1.070               5,790,079
                                                               2004        0.970           1.040               6,040,306
                                                               2003        0.789           0.970               5,893,048
                                                               2002        0.971           0.789               5,264,273
                                                               2001        1.025           0.971               3,668,702
                                                               2000        1.044           1.025                 917,508
                                                               1999        1.000           1.044                  31,957

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Diversified Strategic Income Portfolio (11/99)...........   2005        1.235           1.249               1,620,970
                                                               2004        1.174           1.235               1,847,806
                                                               2003        1.065           1.174               1,695,778
                                                               2002        1.030           1.065               1,438,332
                                                               2001        1.013           1.030               1,382,525
                                                               2000        0.999           1.013                 601,614
                                                               1999        1.000           0.999                 137,491

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        0.864           0.888               2,002,346
                                                               2004        0.795           0.864               2,010,098
                                                               2003        0.631           0.795               1,910,575
                                                               2002        0.824           0.631               1,955,313
                                                               2001        0.954           0.824               1,824,680
                                                               2000        1.067           0.954                 613,674
                                                               1999        1.000           1.067                  55,283

   Fundamental Value Portfolio (12/99)......................   2005        1.303           1.347               5,951,617
                                                               2004        1.221           1.303               6,397,421
                                                               2003        0.893           1.221               6,391,317
                                                               2002        1.151           0.893               6,360,281
                                                               2001        1.232           1.151               5,155,358
                                                               2000        1.037           1.232               1,579,098
                                                               1999        1.000           1.037                   2,425

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.449           0.496               1,582,499
                                                               2004        0.378           0.449               1,891,222
                                                               2003        0.284           0.378               1,971,237
                                                               2002        0.401           0.284               2,193,877
                                                               2001        0.674           0.401               2,395,484
                                                               2000        1.000           0.674               2,007,540

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.513           1.552                  62,226
                                                               2004        1.336           1.513                  69,839
                                                               2003        1.000           1.336                  32,469

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.382           1.408                 251,990
                                                               2004        1.244           1.382                 201,079
                                                               2003        1.000           1.244                  64,093

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.541           1.644                 368,902
                                                               2004        1.260           1.541                 198,486
                                                               2003        1.000           1.260                 149,364

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.125           1.133                 829,709
                                                               2004        1.048           1.125                 837,880
                                                               2003        1.000           1.048                 245,014

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.213           1.226               5,395,697
                                                               2004        1.173           1.213               5,959,397
                                                               2003        1.132           1.173               5,042,843
                                                               2002        1.053           1.132               4,213,843
                                                               2001        1.005           1.053               2,073,098

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.011           1.118                 149,808
                                                               2004        0.882           1.011                 150,938
                                                               2003        0.696           0.882                 153,350
                                                               2002        0.857           0.696                 131,072
                                                               2001        0.995           0.857                  88,059

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.611           1.701                 343,989
                                                               2004        1.294           1.611                 356,645
                                                               2003        0.877           1.294                 344,427
                                                               2002        1.088           0.877                 271,247
                                                               2001        1.030           1.088                 126,743

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.309           1.343               2,411,960
                                                               2004        1.226           1.309               2,736,840
                                                               2003        0.894           1.226               2,762,940
                                                               2002        1.210           0.894               2,662,147
                                                               2001        1.204           1.210               2,256,368
                                                               2000        1.033           1.204               1,028,180
                                                               1999        1.000           1.033                  78,169

   Investors Fund -- Class I (11/99)........................   2005        1.191           1.252               1,250,767
                                                               2004        1.095           1.191               1,637,036
                                                               2003        0.839           1.095               1,478,433

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Investors Fund -- Class I  (continued)...................   2002        1.106           0.839               1,401,267
                                                               2001        1.170           1.106               1,346,259
                                                               2000        1.029           1.170                 428,890
                                                               1999        1.000           1.029                  19,926

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.290           1.334                 676,973
                                                               2004        1.136           1.290                 640,455
                                                               2003        0.774           1.136                 629,419
                                                               2002        1.202           0.774                 541,675
                                                               2001        1.314           1.202                 579,887
                                                               2000        1.141           1.314                 439,007
                                                               1999        1.000           1.141                  61,393

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.809           0.797                 117,286
                                                               2004        0.794           0.809                 240,763
                                                               2003        0.652           0.794                 159,849
                                                               2002        0.894           0.652                  87,290
                                                               2001        1.033           0.894                  66,708

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        0.868           0.909                 277,845
                                                               2004        0.855           0.868                 294,476
                                                               2003        0.646           0.855                 304,336
                                                               2002        0.894           0.646                 305,879
                                                               2001        1.011           0.894                  37,100

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.447           1.502               2,741,921
                                                               2004        1.376           1.447               2,624,019
                                                               2003        1.061           1.376                 995,800
                                                               2002        1.000           1.061                  13,385

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.293           1.329               1,293,344
                                                               2004        1.249           1.293               1,551,664
                                                               2003        1.038           1.249                 764,994
                                                               2002        1.000           1.038                 157,954

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.515           1.592                 430,807
                                                               2004        1.394           1.515                 414,942
                                                               2003        1.074           1.394                  51,838
                                                               2002        1.000           1.074                  17,608

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.432           1.462                 273,669
                                                               2004        1.360           1.432                 345,792
                                                               2003        1.069           1.360                 344,365
                                                               2002        1.000           1.069                  33,985

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        0.869           0.931               2,279,202
                                                               2004        0.827           0.869               2,370,045
                                                               2003        0.649           0.827               2,463,743
                                                               2002        0.864           0.649               2,441,987
                                                               2001        0.978           0.864               1,916,798

   Equity Income Portfolio (11/99)..........................   2005        1.194           1.230               1,783,984
                                                               2004        1.102           1.194               1,883,743
                                                               2003        0.852           1.102               1,882,544
                                                               2002        1.004           0.852               1,700,300
                                                               2001        1.090           1.004               1,354,821
                                                               2000        1.013           1.090                 573,343
                                                               1999        1.000           1.013                  10,535

   Large Cap Portfolio (11/99)..............................   2005        0.720           0.772               1,991,083
                                                               2004        0.686           0.720               2,092,587
                                                               2003        0.558           0.686               2,172,648
                                                               2002        0.732           0.558               2,094,007
                                                               2001        0.899           0.732               2,048,435
                                                               2000        1.065           0.899                 894,807
                                                               1999        1.000           1.065                 157,286

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.111                      --

   Managed Allocation Series: Conservative Portfolio (5/05).   2005        1.000           1.022                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Managed Allocation Series: Moderate Portfolio (5/05)........   2005        1.000           1.056                      --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)......................................................   2005        1.017           1.089                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)............................................   2005        1.012           1.032                      --

Mercury Large Cap Core Portfolio (11/99)....................   2005        0.761           0.841                 669,640
                                                               2004        0.666           0.761                 732,906
                                                               2003        0.558           0.666                 740,731
                                                               2002        0.755           0.558                 909,733
                                                               2001        0.988           0.755               1,120,346
                                                               2000        1.061           0.988                 758,310
                                                               1999        1.000           1.061                  16,748

MFS(R) Emerging Growth Portfolio (11/99)....................   2005        0.652           0.632                      --
                                                               2004        0.586           0.652               1,482,656
                                                               2003        0.460           0.586               1,639,604
                                                               2002        0.710           0.460               1,733,737
                                                               2001        1.128           0.710               2,178,828
                                                               2000        1.433           1.128               1,897,890
                                                               1999        1.000           1.433                 266,524

MFS(R) Mid Cap Growth Portfolio (6/02)......................   2005        0.837           0.851               1,080,647
                                                               2004        0.744           0.837                      --
                                                               2003        0.551           0.744                      --
                                                               2002        0.626           0.551                      --

MFS(R) Total Return Portfolio (11/99).......................   2005        1.337           1.357               5,545,750
                                                               2004        1.216           1.337               5,740,656
                                                               2003        1.058           1.216               5,765,761
                                                               2002        1.133           1.058               5,108,223
                                                               2001        1.149           1.133               3,382,902
                                                               2000        0.999           1.149               1,522,221
                                                               1999        1.000           0.999                  99,074

MFS(R) Value Portfolio (5/04)...............................   2005        1.122           1.178                 336,106
                                                               2004        0.973           1.122                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Mondrian International Stock Portfolio (8/02)...............   2005        1.224           1.322                 162,381
                                                               2004        1.073           1.224                 123,522
                                                               2003        0.846           1.073                  76,847
                                                               2002        0.846           0.846                         --

Pioneer Fund Portfolio (5/03)...............................   2005        1.333           1.394                  50,014
                                                               2004        1.217           1.333                  12,705
                                                               2003        1.000           1.217                   1,061

Pioneer Mid Cap Value Portfolio (6/05)......................   2005        1.000           1.041                     325

Pioneer Strategic Income Portfolio (5/04)...................   2005        1.096           1.120                 148,310
                                                               2004        0.983           1.096                  10,501

Strategic Equity Portfolio (11/99)..........................   2005        0.726           0.730               2,288,680
                                                               2004        0.668           0.726               2,426,868
                                                               2003        0.511           0.668               2,656,535
                                                               2002        0.780           0.511               3,272,912
                                                               2001        0.913           0.780               3,852,391
                                                               2000        1.132           0.913               2,951,007
                                                               1999        1.000           1.132                 468,390

Style Focus Series: Small Cap Growth Portfolio (5/05).......   2005        1.000           1.116                      --

Style Focus Series: Small Cap Value Portfolio (5/05)........   2005        1.005           1.112                      --

Travelers Managed Income Portfolio (11/99)..................   2005        1.216           1.216               1,904,578
                                                               2004        1.199           1.216               2,040,964
                                                               2003        1.121           1.199               2,324,626
                                                               2002        1.113           1.121               2,311,652
                                                               2001        1.057           1.113               2,069,673
                                                               2000        0.994           1.057                 555,087
                                                               1999        1.000           0.994                 150,289

Van Kampen Enterprise Portfolio (11/99).....................   2005        0.661           0.703                 708,658
                                                               2004        0.645           0.661                 790,636
                                                               2003        0.521           0.645                 824,262
                                                               2002        0.748           0.521                 864,932
                                                               2001        0.963           0.748               1,021,052

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Van Kampen Enterprise Portfolio  (continued).............   2000        1.145           0.963                 938,728
                                                               1999        1.000           1.145                   3,784

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           1.006                 502,016
                                                               2004        0.999           0.997               1,239,228
                                                               2003        1.000           0.999                  17,941

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.247           1.373               7,607,140
                                                               2004        1.150           1.247               8,349,729
                                                               2003        0.867           1.150               8,530,069
                                                               2002        1.306           0.867               8,140,330
                                                               2001        1.381           1.306               7,173,627
                                                               2000        1.210           1.381               3,423,105
                                                               1999        1.000           1.210                 302,417

   Smith Barney High Income Portfolio (11/99)...............   2005        1.143           1.156               1,741,150
                                                               2004        1.049           1.143               1,909,111
                                                               2003        0.834           1.049               1,906,382
                                                               2002        0.874           0.834               1,257,332
                                                               2001        0.921           0.874               1,256,295
                                                               2000        1.016           0.921                 595,882
                                                               1999        1.000           1.016                  67,445

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        0.922           0.956               4,245,781
                                                               2004        0.931           0.922               4,779,482
                                                               2003        0.640           0.931               4,986,323
                                                               2002        0.863           0.640               4,867,338
                                                               2001        1.000           0.863               5,072,444
                                                               2000        1.090           1.000               3,224,751
                                                               1999        1.000           1.090                 175,985

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.344           1.435               1,777,129
                                                               2004        1.234           1.344               1,938,516
                                                               2003        0.964           1.234               2,233,467
                                                               2002        1.209           0.964               2,303,022
                                                               2001        1.362           1.209               2,306,739
                                                               2000        1.171           1.362               1,266,016
                                                               1999        1.000           1.171                  49,546

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Smith Barney Money Market Portfolio (11/99)..............   2005        1.060           1.075               1,894,054
                                                               2004        1.066           1.060               2,813,069
                                                               2003        1.074           1.066               3,392,033
                                                               2002        1.075           1.074               3,640,831
                                                               2001        1.052           1.075               1,956,266
                                                               2000        1.006           1.052                 922,050
                                                               1999        1.000           1.006                 750,776

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        0.710           0.756               2,636,468
                                                               2004        0.673           0.710               2,862,877
                                                               2003        0.536           0.673               3,368,026
                                                               2002        0.805           0.536               3,542,735
                                                               2001        1.191           0.805               4,206,215
                                                               2000        1.344           1.191               3,409,800
                                                               1999        1.000           1.344                 237,085

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.106           1.144                 550,052
                                                               2004        0.970           1.106                 424,074
                                                               2003        0.693           0.970                 209,065
                                                               2002        0.945           0.693                 146,257
                                                               2001        0.987           0.945                  63,380

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (11/99)...........  2005        1.163           1.341               1,796,773
                                                               2004        1.023           1.163               1,928,848
                                                               2003        0.808           1.023               1,831,279
                                                               2002        0.905           0.808               1,717,820
                                                               2001        1.047           0.905               2,140,528
                                                               2000        1.138           1.047               1,784,874
                                                               1999        1.000           1.138                 151,914

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.436           1.671                 538,882
                                                               2004        1.168           1.436                 526,081
                                                               2003        0.857           1.168                 246,983
                                                               2002        0.993           0.857                  58,437

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.335           1.541                   2,675
                                                               2004        1.143           1.335                      --
                                                               2003        1.000           1.143                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.215           1.242                  15,481
                                                               2004        1.119           1.215                      --
                                                               2003        1.000           1.119                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.155           1.296                      --
                                                               2004        1.092           1.155                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.315           1.465                 138,800
                                                               2004        1.186           1.315                   4,145
                                                               2003        1.000           1.186                      --

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.261           1.432                 614,002
                                                               2004        1.148           1.261                  23,636
                                                               2003        1.000           1.148                      --

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.235           1.277                 511,616
                                                               2004        1.145           1.235                   6,576
                                                               2003        1.000           1.145                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.465           1.534                  25,992
                                                               2004        1.142           1.465                      --
                                                               2003        1.000           1.142                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.197           1.289                  13,773
                                                               2004        1.073           1.197                      --
                                                               2003        0.996           1.073                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.195           1.286                  71,362
                                                               2004        1.066           1.195                   4,448
                                                               2003        1.016           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        0.984           1.029                  10,894

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.297           1.328                   7,574
                                                               2004        1.191           1.297                   2,012
                                                               2003        1.000           1.191                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.228           1.326                 130,228
                                                               2004        1.116           1.228                      --
                                                               2003        1.000           1.116                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.537           1.913                  47,524
                                                               2004        1.261           1.537                   2,013
                                                               2003        1.000           1.261                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)..................................................   2005        1.359           1.463                 234,426
                                                               2004        1.174           1.359                   2,118
                                                               2003        1.000           1.174                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)...................................................   2005        1.315           1.398                  38,096
                                                               2004        1.160           1.315                      --
                                                               2003        1.000           1.160                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.188           1.211                 327,014
                                                               2004        1.118           1.188                  32,527
                                                               2003        1.000           1.118                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Diversified Strategic Income Portfolio (11/99)...........   2005        1.101           1.103                  31,859
                                                               2004        1.056           1.101                   2,754
                                                               2003        1.000           1.056                      --

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.215           1.237                      --
                                                               2004        1.129           1.215                      --
                                                               2003        1.000           1.129                      --

   Fundamental Value Portfolio (12/99)......................   2005        1.234           1.263                 101,643
                                                               2004        1.167           1.234                  34,333
                                                               2003        1.000           1.167                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.342           1.469                   5,354
                                                               2004        1.140           1.342                      --
                                                               2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.315           1.336                  53,321
                                                               2004        1.172           1.315                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.253           1.264                  64,314
                                                               2004        1.139           1.253                  17,389
                                                               2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.399           1.479                 164,595
                                                               2004        1.155           1.399                   4,197
                                                               2003        1.000           1.155                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.111           1.108                  61,897
                                                               2004        1.045           1.111                   9,080
                                                               2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.048           1.049                 500,643
                                                               2004        1.023           1.048                  14,843
                                                               2003        1.000           1.023                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.338           1.467                      --
                                                               2004        1.179           1.338                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.523           1.592                  43,597
                                                               2004        1.235           1.523                      --
                                                               2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.236           1.257                      --
                                                               2004        1.169           1.236                      --
                                                               2003        1.000           1.169                      --

   Investors Fund -- Class I (11/99)........................   2005        1.235           1.285                 131,791
                                                               2004        1.146           1.235                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.389           1.423                   2,675
                                                               2004        1.235           1.389                      --
                                                               2003        1.000           1.235                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.111           1.083                  33,951
                                                               2004        1.100           1.111                  18,420
                                                               2003        1.000           1.100                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.156           1.200                      --
                                                               2004        1.150           1.156                      --
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.174           1.208                 309,581
                                                               2004        1.128           1.174                  32,596
                                                               2003        1.000           1.128                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.116           1.136                 127,298
                                                               2004        1.088           1.116                      --
                                                               2003        1.000           1.088                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.226           1.276                 339,461
                                                               2004        1.139           1.226                      --
                                                               2003        1.000           1.139                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.169           1.182                  15,551
                                                               2004        1.121           1.169                      --
                                                               2003        1.000           1.121                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        1.181           1.255                      --
                                                               2004        1.135           1.181                      --
                                                               2003        1.000           1.135                      --

   Equity Income Portfolio (11/99)..........................   2005        1.214           1.239                  97,181
                                                               2004        1.131           1.214                   2,409
                                                               2003        1.000           1.131                      --

   Large Cap Portfolio (11/99)..............................   2005        1.168           1.240                   3,548
                                                               2004        1.122           1.168                   2,527
                                                               2003        1.000           1.122                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.044           1.104                      --

   Managed Allocation Series: Conservative Portfolio
   (5/05)...................................................   2005        1.000           1.016                      --

   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.050                 196,583

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.017           1.083                  70,772

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.010           1.027                  37,182

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Mercury Large Cap Core Portfolio (11/99)....................   2005        1.232           1.349                      --
                                                               2004        1.088           1.232                      --
                                                               2003        1.000           1.088                      --

MFS(R) Emerging Growth Portfolio (11/99)....................   2005        1.216           1.178                      --
                                                               2004        1.104           1.216                      --
                                                               2003        1.000           1.104                      --

MFS(R) Mid Cap Growth Portfolio (6/02)......................   2005        1.260           1.269                  33,475
                                                               2004        1.131           1.260                      --
                                                               2003        1.000           1.131                      --

MFS(R) Total Return Portfolio (11/99).......................   2005        1.173           1.180                 164,360
                                                               2004        1.077           1.173                      --
                                                               2003        1.000           1.077                      --

MFS(R) Value Portfolio (5/04)...............................   2005        1.115           1.160                  49,291
                                                               2004        0.972           1.115                     233

Mondrian International Stock Portfolio (8/02)...............   2005        1.308           1.400                   8,503
                                                               2004        1.157           1.308                      --
                                                               2003        1.000           1.157                      --

Pioneer Fund Portfolio (5/03)...............................   2005        1.222           1.265                      --
                                                               2004        1.126           1.222                      --
                                                               2003        1.000           1.126                      --

Pioneer Mid Cap Value Portfolio (6/05)......................   2005        1.000           1.035                  29,181

Pioneer Strategic Income Portfolio (5/04)...................   2005        1.089           1.102                  44,273
                                                               2004        0.982           1.089                      --

Strategic Equity Portfolio (11/99)..........................   2005        1.201           1.197                      --
                                                               2004        1.115           1.201                      --
                                                               2003        1.000           1.115                      --

Style Focus Series: Small Cap Growth Portfolio (5/05).......   2005        1.000           1.110                   8,486

Style Focus Series: Small Cap Value Portfolio (5/05)........   2005        1.005           1.106                  13,105

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Travelers Managed Income Portfolio (11/99)...............   2005        1.033           1.023                  25,576
                                                               2004        1.028           1.033                  23,953
                                                               2003        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.144           1.205                     327
                                                               2004        1.127           1.144                      --
                                                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.985           0.985                  38,446
                                                               2004        0.997           0.985                  21,345
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.219           1.329                 495,738
                                                               2004        1.135           1.219                  19,728
                                                               2003        1.000           1.135                      --

   Smith Barney High Income Portfolio (11/99)...............   2005        1.187           1.190                 216,001
                                                               2004        1.100           1.187                      --
                                                               2003        1.000           1.100                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.144           1.176                  64,894
                                                               2004        1.167           1.144                  17,873
                                                               2003        1.000           1.167                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.248           1.321                  95,001
                                                               2004        1.157           1.248                      --
                                                               2003        1.000           1.157                      --

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.978           0.983                  19,548
                                                               2004        0.993           0.978                      --
                                                               2003        1.000           0.993                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        1.165           1.228                      --
                                                               2004        1.114           1.165                      --
                                                               2003        1.000           1.114                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.393           1.427                   9,431
                                                               2004        1.233           1.393                      --
                                                               2003        1.000           1.233                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (11/99)...........  2005        1.284           1.466                 226,642
                                                               2004        1.140           1.284                      --
                                                               2003        1.000           1.140                      --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.457           1.680                  48,387
                                                               2004        1.197           1.457                      --
                                                               2003        1.000           1.197                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

             The Insurance Company
             Principal Underwriter
             Distribution and Principal Underwriting Agreement
             Valuation of Assets
             Federal Tax Considerations
             Independent Registered Public Accounting Firm
             Condensed Financial Information
             Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-03-85 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-03-85.

Name: ______________________________________

Address: ___________________________________

CHECK BOX:

[ ] MIC-Book-03-85

[ ] MLAC-Book-03-85

Book 85                                                              May 1, 2006

                                   VINTAGE II
                             VINTAGE II (SERIES II)

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 1, 2006

                                       FOR

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT*

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Life and Annuity Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY...........................................................   2
PRINCIPAL UNDERWRITER...........................................................   2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................   2
VALUATION OF ASSETS.............................................................   4
FEDERAL TAX CONSIDERATIONS......................................................   5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................   8
CONDENSED FINANCIAL INFORMATION.................................................  10
FINANCIAL STATEMENTS............................................................   1

* The Travelers Life and Annuity Company has filed for approval to change its name to MetLife Life and Annuity Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Separate Account Ten for Variable Annuities (formerly known as The Travelers Separate Account Ten for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account Ten are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                             PRINCIPAL UNDERWRITER

MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC UNDERWRITING COMMISSIONS

                                       UNDERWRITING COMMISSIONS PAID TO   AMOUNT OF UNDERWRITING COMMISSIONS
                YEAR                        MLIDLLC BY THE COMPANY                RETAINED BY MLIDLLC
-------------------------------------  ---------------------------------  ----------------------------------
2005.................................            $ 94,264,724                             $0
2004.................................            $125,706,000                             $0
2003.................................            $121,901,000                             $0

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,617,678 to $1,894. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $38,782,702 to $584,889. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $42,400,380 to $175,737.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.)
Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

      (a) = investment income plus capital gains and losses (whether realized or unrealized);

      (b) = any deduction for applicable taxes (presently zero); and

      (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.
AUV Change = Current AUV - Prior AUV.
Contract Charge Adjustment = Average AUV * Period
Charge. Average AUV = (Current AUV + Prior AUV) / 2.
Period Charge = Annual Contract Fee * (7/365).
Prior AUV = Unit value as of 7 days prior.
Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the

Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59-1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

      (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Travelers Separate Account Ten for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Life and Annuity Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of Travelers Separate Account Ten for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

                                   VINTAGE II

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.131          1.319               38,185
                                                               2004      0.960          1.131                   --
                                                               2003      0.779          0.960                   --
                                                               2002      0.878          0.779                   --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005      0.783          0.816               71,456
                                                               2004      0.751          0.783               93,043
                                                               2003      0.609          0.751              151,552
                                                               2002      0.885          0.609              125,985
                                                               2001      1.000          0.885               71,853

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.127          1.162              325,190
                                                               2004      1.027          1.127              334,798
                                                               2003      0.788          1.027              354,635
                                                               2002      1.000          0.788               25,560

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      0.668          0.756            2,516,526
                                                               2004      0.625          0.668            2,897,980
                                                               2003      0.514          0.625            3,382,923
                                                               2002      0.753          0.514            3,883,375
                                                               2001      0.925          0.753            4,716,899
                                                               2000      1.127          0.925            4,449,229
                                                               1999      1.000          1.127              314,797

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.029          1.158            6,380,373
                                                               2004      0.920          1.029            6,322,143
                                                               2003      0.690          0.920            6,679,967
                                                               2002      0.819          0.690            6,862,959
                                                               2001      0.969          0.819            6,260,916
                                                               2000      1.211          0.969            3,140,876
                                                               1999      1.000          1.211              316,138

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Growth Fund -- Class 2 Shares (11/99).....................  2005      1.082           1.240           8,889,797
                                                               2004      0.975           1.082           8,773,906
                                                               2003      0.723           0.975           8,937,082
                                                               2002      0.970           0.723           7,986,225
                                                               2001      1.202           0.970           6,922,537
                                                               2000      1.167           1.202           4,692,324
                                                               1999      1.000           1.167             477,335

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.280           1.336           9,710,858
                                                               2004      1.176           1.280           9,428,394
                                                               2003      0.901           1.176           9,670,875
                                                               2002      1.119           0.901           8,550,110
                                                               2001      1.106           1.119           6,852,257
                                                               2000      1.039           1.106           2,375,658
                                                               1999      1.000           1.039             174,106

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.638           1.732              16,019
                                                               2004      1.265           1.638                  --
                                                               2003      0.957           1.265                  --
                                                               2002      1.048           0.957                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.210           1.315              27,109
                                                               2004      1.074           1.210                  --
                                                               2003      1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.208           1.312             112,133
                                                               2004      1.068           1.208              46,761
                                                               2003      1.000           1.068                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares (5/05)   2005      0.984           1.035             130,062

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      0.874           0.903           1,374,673
                                                               2004      0.795           0.874           1,611,705

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares  (continued).......................................  2003      0.588           0.795           1,673,524
                                                               2002      0.836           0.588           1,690,406
                                                               2001      1.000           0.836           1,766,010
                                                               2000      1.215           1.000           1,131,242
                                                               1999      1.000           1.215             167,294

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)....  2005      1.158           1.262             718,462
                                                               2004      1.043           1.158             818,408
                                                               2003      0.845           1.043             528,951
                                                               2002      1.000           0.845             109,286

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.781           2.238             131,258
                                                               2004      1.448           1.781             108,300
                                                               2003      1.000           1.448              27,124

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.088           1.182           1,505,091
                                                               2004      0.931           1.088           1,356,406
                                                               2003      0.714           0.931           1,285,352
                                                               2002      0.889           0.714           1,344,931
                                                               2001      1.073           0.889           1,396,919
                                                               2000      1.115           1.073             720,928
                                                               1999      1.000           1.115             121,036

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005      1.180           1.267              79,625
                                                               2004      1.032           1.180               3,125
                                                               2003      0.792           1.032                   -
                                                               2002      0.832           0.792                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      1.040           1.070           5,790,079
                                                               2004      0.970           1.040           6,040,306
                                                               2003      0.789           0.970           5,893,048
                                                               2002      0.971           0.789           5,264,273
                                                               2001      1.025           0.971           3,668,702

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Appreciation Portfolio  (continued).......................  2000      1.044           1.025             917,508
                                                               1999      1.000           1.044              31,957

   Diversified Strategic Income Portfolio (11/99)............  2005      1.235           1.249           1,620,970
                                                               2004      1.174           1.235           1,847,806
                                                               2003      1.065           1.174           1,695,778
                                                               2002      1.030           1.065           1,438,332
                                                               2001      1.013           1.030           1,382,525
                                                               2000      0.999           1.013             601,614
                                                               1999      1.000           0.999             137,491

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      0.864           0.888           2,002,346
                                                               2004      0.795           0.864           2,010,098
                                                               2003      0.631           0.795           1,910,575
                                                               2002      0.824           0.631           1,955,313
                                                               2001      0.954           0.824           1,824,680
                                                               2000      1.067           0.954             613,674
                                                               1999      1.000           1.067              55,283

   Fundamental Value Portfolio (12/99).......................  2005      1.303           1.347           5,951,617
                                                               2004      1.221           1.303           6,397,421
                                                               2003      0.893           1.221           6,391,317
                                                               2002      1.151           0.893           6,360,281
                                                               2001      1.232           1.151           5,155,358
                                                               2000      1.037           1.232           1,579,098
                                                               1999      1.000           1.037               2,425

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      0.449           0.496           1,582,499
                                                               2004      0.378           0.449           1,891,222
                                                               2003      0.284           0.378           1,971,237
                                                               2002      0.401           0.284           2,193,877
                                                               2001      0.674           0.401           2,395,484
                                                               2000      1.000           0.674           2,007,540

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.513           1.552              62,226
                                                               2004      1.336           1.513              69,839
                                                               2003      1.000           1.336              32,469

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.382           1.408             251,990
                                                               2004      1.244           1.382             201,079
                                                               2003      1.000           1.244              64,093

   Mid-Cap Value Portfolio (5/03)............................  2005      1.541           1.644             368,902
                                                               2004      1.260           1.541             198,486
                                                               2003      1.000           1.260             149,364

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.125           1.133             829,709
                                                               2004      1.048           1.125             837,880
                                                               2003      1.000           1.048             245,014

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.213           1.226           5,395,697
                                                               2004      1.173           1.213           5,959,397
                                                               2003      1.132           1.173           5,042,843
                                                               2002      1.053           1.132           4,213,843
                                                               2001      1.000           1.053           2,073,098

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)....................................................  2005      0.773           0.817              48,437
                                                               2004      0.728           0.773              49,521
                                                               2003      0.559           0.728              50,699
                                                               2002      0.806           0.559              56,474
                                                               2001      1.000           0.806              45,037

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.011           1.118             149,808
                                                               2004      0.882           1.011             150,938
                                                               2003      0.696           0.882             153,350
                                                               2002      0.857           0.696             131,072
                                                               2001      1.000           0.857              88,059

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)....................................................  2005      1.611           1.701             343,989
                                                               2004      1.294           1.611             356,645
                                                               2003      0.877           1.294             344,427

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)...............................................  2002      1.088           0.877             271,247
                                                               2001      1.000           1.088             126,743

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.309           1.343           2,411,960
                                                               2004      1.226           1.309           2,736,840
                                                               2003      0.894           1.226           2,762,940
                                                               2002      1.210           0.894           2,662,147
                                                               2001      1.204           1.210           2,256,368
                                                               2000      1.033           1.204           1,028,180
                                                               1999      1.000           1.033              78,169

   Investors Fund -- Class I (11/99).........................  2005      1.191           1.252           1,250,767
                                                               2004      1.095           1.191           1,637,036
                                                               2003      0.839           1.095           1,478,433
                                                               2002      1.106           0.839           1,401,267
                                                               2001      1.170           1.106           1,346,259
                                                               2000      1.029           1.170             428,890
                                                               1999      1.000           1.029              19,926

   Small Cap Growth Fund -- Class I (11/99)..................  2005      1.290           1.334             676,973
                                                               2004      1.136           1.290             640,455
                                                               2003      0.774           1.136             629,419
                                                               2002      1.202           0.774             541,675
                                                               2001      1.314           1.202             579,887
                                                               2000      1.141           1.314             439,007
                                                               1999      1.000           1.141              61,393

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      0.809           0.797             117,286
                                                               2004      0.794           0.809             240,763
                                                               2003      0.652           0.794             159,849
                                                               2002      0.894           0.652              87,290
                                                               2001      1.000           0.894              66,708

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      0.868           0.909             277,845
                                                               2004      0.855           0.868             294,476
                                                               2003      0.646           0.855             304,336

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio  (continued)....................................  2002      0.894           0.646             305,879
                                                               2001      1.000           0.894              37,100

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.447           1.502           2,741,921
                                                               2004      1.376           1.447           2,624,019
                                                               2003      1.061           1.376             995,800
                                                               2002      1.000           1.061              13,385

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.293           1.329           1,293,344
                                                               2004      1.249           1.293           1,551,664
                                                               2003      1.038           1.249             764,994
                                                               2002      1.000           1.038             157,954

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.515           1.592             430,807
                                                               2004      1.394           1.515             414,942
                                                               2003      1.074           1.394              51,838
                                                               2002      1.000           1.074              17,608

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.432           1.462             273,669
                                                               2004      1.360           1.432             345,792
                                                               2003      1.069           1.360             344,365
                                                               2002      1.000           1.069              33,985

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      0.869           0.931           2,279,202
                                                               2004      0.827           0.869           2,370,045
                                                               2003      0.649           0.827           2,463,743
                                                               2002      0.864           0.649           2,441,987
                                                               2001      1.000           0.864           1,916,798

   Equity Income Portfolio (11/99)...........................  2005      1.194           1.230           1,783,984
                                                               2004      1.102           1.194           1,883,743
                                                               2003      0.852           1.102           1,882,544
                                                               2002      1.004           0.852           1,700,300

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Equity Income Portfolio  (continued).........................  2001      1.090           1.004           1,354,821
                                                               2000      1.013           1.090             573,343
                                                               1999      1.000           1.013              10,535

Large Cap Portfolio (11/99)..................................  2005      0.720           0.772           1,991,083
                                                               2004      0.686           0.720           2,092,587
                                                               2003      0.558           0.686           2,172,648
                                                               2002      0.732           0.558           2,094,007
                                                               2001      0.899           0.732           2,048,435
                                                               2000      1.065           0.899             894,807
                                                               1999      1.000           1.065             157,286

Managed Allocation Series: Aggressive Portfolio (6/05).......  2005      1.045           1.111                  --

Managed Allocation Series: Conservative Portfolio (5/05).....  2005      1.000           1.022                  --

Managed Allocation Series: Moderate Portfolio (5/05).........  2005      1.000           1.056                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05).......................................................  2005      1.017           1.089                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05).............................................  2005      1.012           1.032                  --

Mercury Large Cap Core Portfolio (11/99).....................  2005      0.761           0.841             669,640
                                                               2004      0.666           0.761             732,906
                                                               2003      0.558           0.666             740,731
                                                               2002      0.755           0.558             909,733
                                                               2001      0.988           0.755           1,120,346
                                                               2000      1.061           0.988             758,310
                                                               1999      1.000           1.061              16,748

MFS Emerging Growth Portfolio (11/99)........................  2005      0.652           0.632                  --
                                                               2004      0.586           0.652           1,482,656
                                                               2003      0.460           0.586           1,639,604
                                                               2002      0.710           0.460           1,733,737
                                                               2001      1.128           0.710           2,178,828

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
MFS Emerging Growth Portfolio  (continued)...................  2000      1.433           1.128           1,897,890
                                                               1999      1.000           1.433             266,524

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      0.837           0.851           1,080,647
                                                               2004      0.744           0.837                  --
                                                               2003      0.551           0.744                  --
                                                               2002      0.626           0.551                  --

MFS Total Return Portfolio (11/99)...........................  2005      1.337           1.357           5,545,750
                                                               2004      1.216           1.337           5,740,656
                                                               2003      1.058           1.216           5,765,761
                                                               2002      1.133           1.058           5,108,223
                                                               2001      1.149           1.133           3,382,902
                                                               2000      0.999           1.149           1,522,221
                                                               1999      1.000           0.999              99,074

MFS Value Portfolio (5/04)...................................  2005      1.122           1.178             336,106
                                                               2004      0.973           1.122                  --

Mondrian International Stock Portfolio (8/02)................  2005      1.224           1.322             162,381
                                                               2004      1.073           1.224             123,522
                                                               2003      0.846           1.073              76,847
                                                               2002      0.846           0.846                  --

Pioneer Fund Portfolio (5/03)................................  2005      1.333           1.394              50,014
                                                               2004      1.217           1.333              12,705
                                                               2003      1.000           1.217               1,061

Pioneer Mid Cap Value Portfolio (6/05).......................  2005      1.000           1.041                 325

Pioneer Strategic Income Portfolio (5/04)....................  2005      1.096           1.120             148,310
                                                               2004      0.983           1.096              10,501

Strategic Equity Portfolio (11/99)...........................  2005      0.726           0.730           2,288,680
                                                               2004      0.668           0.726           2,426,868
                                                               2003      0.511           0.668           2,656,535
                                                               2002      0.780           0.511           3,272,912
                                                               2001      0.913           0.780           3,852,391
                                                               2000      1.132           0.913           2,951,007
                                                               1999      1.000           1.132             468,390

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05).....  2005      1.000           1.116                  --

   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.112                  --

   Travelers Managed Income Portfolio (11/99)................  2005      1.216           1.216           1,904,578
                                                               2004      1.199           1.216           2,040,964
                                                               2003      1.121           1.199           2,324,626
                                                               2002      1.113           1.121           2,311,652
                                                               2001      1.057           1.113           2,069,673
                                                               2000      0.994           1.057             555,087
                                                               1999      1.000           0.994             150,289

   Van Kampen Enterprise Portfolio (11/99)...................  2005      0.661           0.703             708,658
                                                               2004      0.645           0.661             790,636
                                                               2003      0.521           0.645             824,262
                                                               2002      0.748           0.521             864,932
                                                               2001      0.963           0.748           1,021,052
                                                               2000      1.145           0.963             938,728
                                                               1999      1.000           1.145               3,784

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.997           1.006             502,016
                                                               2004      0.999           0.997           1,239,228
                                                               2003      1.000           0.999              17,941

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      1.247           1.373           7,607,140
                                                               2004      1.150           1.247           8,349,729
                                                               2003      0.867           1.150           8,530,069
                                                               2002      1.306           0.867           8,140,330
                                                               2001      1.381           1.306           7,173,627
                                                               2000      1.210           1.381           3,423,105
                                                               1999      1.000           1.210             302,417

   Smith Barney High Income Portfolio (11/99)................  2005      1.143           1.156           1,741,150
                                                               2004      1.049           1.143           1,909,111
                                                               2003      0.834           1.049           1,906,382
                                                               2002      0.874           0.834           1,257,332
                                                               2001      0.921           0.874           1,256,295

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney High Income Portfolio  (continued)...........  2000      1.016           0.921             595,882
                                                               1999      1.000           1.016              67,445

   Smith Barney International All Cap Growth Portfolio
   (11/99)...................................................  2005      0.659           0.726             893,799
                                                               2004      0.567           0.659             957,103
                                                               2003      0.451           0.567           1,114,429
                                                               2002      0.615           0.451           1,305,001
                                                               2001      0.907           0.615           1,462,248
                                                               2000      1.206           0.907           1,570,420
                                                               1999      1.000           1.206             153,407

   Smith Barney Large Cap Value Portfolio (11/99)............  2005      0.983           1.032           2,239,948
                                                               2004      0.901           0.983           2,344,989
                                                               2003      0.716           0.901           2,519,109
                                                               2002      0.973           0.716           2,651,006
                                                               2001      1.075           0.973           2,587,784
                                                               2000      0.964           1.075           1,111,897
                                                               1999      1.000           0.964              93,179

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)...................................................  2005      0.922           0.956           4,245,781
                                                               2004      0.931           0.922           4,779,482
                                                               2003      0.640           0.931           4,986,323
                                                               2002      0.863           0.640           4,867,338
                                                               2001      1.000           0.863           5,072,444
                                                               2000      1.090           1.000           3,224,751
                                                               1999      1.000           1.090             175,985

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.344           1.435           1,777,129
                                                               2004      1.234           1.344           1,938,516
                                                               2003      0.964           1.234           2,233,467
                                                               2002      1.209           0.964           2,303,022
                                                               2001      1.362           1.209           2,306,739
                                                               2000      1.171           1.362           1,266,016
                                                               1999      1.000           1.171              49,546

   Smith Barney Money Market Portfolio (11/99)...............  2005      1.060           1.075           1,894,054
                                                               2004      1.066           1.060           2,813,069
                                                               2003      1.074           1.066           3,392,033

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Money Market Portfolio  (continued)..........  2002      1.075           1.074           3,640,831
                                                               2001      1.052           1.075           1,956,266
                                                               2000      1.006           1.052             922,050
                                                               1999      1.000           1.006             750,776

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      0.710           0.756           2,636,468
                                                               2004      0.673           0.710           2,862,877
                                                               2003      0.536           0.673           3,368,026
                                                               2002      0.805           0.536           3,542,735
                                                               2001      1.191           0.805           4,206,215
                                                               2000      1.344           1.191           3,409,800
                                                               1999      1.000           1.344             237,085

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.106           1.144             550,052
                                                               2004      0.970           1.106             424,074
                                                               2003      0.693           0.970             209,065
                                                               2002      0.945           0.693             146,257
                                                               2001      1.000           0.945              63,380

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.163           1.341           1,796,773
                                                               2004      1.023           1.163           1,928,848
                                                               2003      0.808           1.023           1,831,279
                                                               2002      0.905           0.808           1,717,820
                                                               2001      1.047           0.905           2,140,528
                                                               2000      1.138           1.047           1,784,874
                                                               1999      1.000           1.138             151,914

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.436           1.671             538,882
                                                               2004      1.168           1.436             526,081
                                                               2003      0.857           1.168             246,983
                                                               2002      1.000           0.857              58,437

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.128           1.314               2,782
                                                               2004      0.958           1.128                  --
                                                               2003      0.779           0.958                  --
                                                               2002      0.877           0.779                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005      0.801           0.834                  --
                                                               2004      0.769           0.801                  --
                                                               2003      0.624           0.769                  --
                                                               2002      0.908           0.624                  --
                                                               2001      1.000           0.908                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.124           1.158                 860
                                                               2004      1.025           1.124                 864
                                                               2003      0.787           1.025                 868
                                                               2002      1.000           0.787                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      0.783           0.886                  --
                                                               2004      0.734           0.783              17,630
                                                               2003      0.604           0.734              18,349
                                                               2002      0.886           0.604              18,360
                                                               2001      1.000           0.886              19,131

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.120           1.258             235,355
                                                               2004      1.002           1.120             181,927
                                                               2003      0.752           1.002              76,683
                                                               2002      0.894           0.752              75,028
                                                               2001      1.000           0.894                  --

   Growth Fund -- Class 2 Shares (11/99).....................  2005      0.970           1.110             698,088
                                                               2004      0.875           0.970             593,038
                                                               2003      0.649           0.875             268,895
                                                               2002      0.872           0.649             153,455
                                                               2001      1.000           0.872              43,592

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.093           1.140             949,591
                                                               2004      1.005           1.093             854,187
                                                               2003      0.771           1.005             591,132
                                                               2002      0.958           0.771             412,481
                                                               2001      1.000           0.958             282,886

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.634           1.725                  --
                                                               2004      1.262           1.634                  --
                                                               2003      0.956           1.262                  --
                                                               2002      1.047           0.956                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.209           1.312              21,130
                                                               2004      1.074           1.209                  --
                                                               2003      1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.207           1.309                  --
                                                               2004      1.068           1.207                  --
                                                               2003      1.000           1.068                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005      0.984           1.035                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      0.971           1.002              48,638
                                                               2004      0.884           0.971              41,181
                                                               2003      0.654           0.884              28,472
                                                               2002      0.931           0.654               8,988
                                                               2001      1.000           0.931               8,988

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)....  2005      1.155           1.258             147,492
                                                               2004      1.041           1.155              95,267
                                                               2003      0.844           1.041              20,308
                                                               2002      1.000           0.844                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.778           2.232              48,416
                                                               2004      1.447           1.778              16,964
                                                               2003      1.000           1.447               4,464

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.092           1.185              64,761
                                                               2004      0.935           1.092              61,429
                                                               2003      0.718           0.935              26,203
                                                               2002      0.895           0.718               8,848
                                                               2001      1.000           0.895               8,848

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005      1.177           1.263              79,885
                                                               2004      1.030           1.177              17,824
                                                               2003      0.791           1.030                  --
                                                               2002      0.832           0.791                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      1.003           1.030             279,720
                                                               2004      0.936           1.003             287,355
                                                               2003      0.763           0.936             202,023
                                                               2002      0.939           0.763             116,078
                                                               2001      1.000           0.939             107,026

   Diversified Strategic Income Portfolio (11/99)............  2005      1.191           1.203             119,950
                                                               2004      1.133           1.191             120,223
                                                               2003      1.029           1.133              25,126
                                                               2002      0.996           1.029               9,724
                                                               2001      1.000           0.996               5,300

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      0.954           0.980               3,495
                                                               2004      0.878           0.954              17,871
                                                               2003      0.698           0.878              14,429
                                                               2002      0.913           0.698              14,429
                                                               2001      1.000           0.913              14,429

   Fundamental Value Portfolio (12/99).......................  2005      1.034           1.068             895,841
                                                               2004      0.970           1.034             901,250
                                                               2003      0.710           0.970             720,355

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Fundamental Value Portfolio  (continued)..................  2002      0.916           0.710             671,634
                                                               2001      1.000           0.916             204,782

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      0.877           0.968             192,864
                                                               2004      0.739           0.877             217,020
                                                               2003      0.556           0.739             223,802
                                                               2002      0.786           0.556             171,434
                                                               2001      1.000           0.786              69,922

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.511           1.548               8,135
                                                               2004      1.335           1.511               8,512
                                                               2003      1.000           1.335                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.380           1.404               4,623
                                                               2004      1.244           1.380                  --
                                                               2003      1.000           1.244                  --

   Mid-Cap Value Portfolio (5/03)............................  2005      1.538           1.640              63,086
                                                               2004      1.259           1.538             106,225
                                                               2003      1.000           1.259              21,310

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.124           1.130              41,010
                                                               2004      1.047           1.124              24,543
                                                               2003      1.000           1.047              16,532

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.197           1.208             263,610
                                                               2004      1.159           1.197             232,053
                                                               2003      1.120           1.159             146,666
                                                               2002      1.042           1.120              77,194
                                                               2001      1.000           1.042                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)....................................................  2005      0.779           0.823                  --
                                                               2004      0.735           0.779                  --
                                                               2003      0.565           0.735                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (continued)...............................................  2002      0.814           0.565                  --
                                                               2001      1.000           0.814                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.055           1.167               7,540
                                                               2004      0.922           1.055              11,446
                                                               2003      0.728           0.922                  --
                                                               2002      0.898           0.728                  --
                                                               2001      1.000           0.898                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.520           1.603              27,484
                                                               2004      1.223           1.520               9,788
                                                               2003      0.829           1.223               9,041
                                                               2002      1.030           0.829                  --
                                                               2001      1.000           1.030                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.015           1.041             171,375
                                                               2004      0.952           1.015             179,686
                                                               2003      0.695           0.952             166,580
                                                               2002      0.941           0.695             116,360
                                                               2001      1.000           0.941               2,440

   Investors Fund -- Class I (11/99).........................  2005      1.000           1.049              60,504
                                                               2004      0.920           1.000              54,527
                                                               2003      0.705           0.920              53,797
                                                               2002      0.931           0.705              10,871
                                                               2001      1.000           0.931               7,772

   Small Cap Growth Fund -- Class I (11/99)..................  2005      0.999           1.032              18,257
                                                               2004      0.881           0.999              17,350
                                                               2003      0.601           0.881              57,663
                                                               2002      0.934           0.601                  --
                                                               2001      1.000           0.934                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      0.812           0.799               2,434
                                                               2004      0.798           0.812               2,441

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Dividend Strategy Portfolio  (continued).....  2003      0.656           0.798                  --
                                                               2002      0.900           0.656                  --
                                                               2001      1.000           0.900                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      0.881           0.923                  --
                                                               2004      0.869           0.881                  --
                                                               2003      0.657           0.869                  --
                                                               2002      0.911           0.657                  --
                                                               2001      1.000           0.911                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.443           1.497             747,131
                                                               2004      1.374           1.443             575,415
                                                               2003      1.061           1.374             386,731
                                                               2002      1.000           1.061                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.290           1.325             559,921
                                                               2004      1.247           1.290             703,763
                                                               2003      1.038           1.247              16,875
                                                               2002      1.000           1.038                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.512           1.587              30,598
                                                               2004      1.392           1.512              17,052
                                                               2003      1.074           1.392               8,661
                                                               2002      1.000           1.074                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.429           1.457              85,574
                                                               2004      1.359           1.429              85,601
                                                               2003      1.069           1.359               7,342
                                                               2002      1.000           1.069                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      0.885           0.948               6,701
                                                               2004      0.844           0.885              33,843
                                                               2003      0.662           0.844                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
AIM Capital Appreciation Portfolio  (continued)..............  2002      0.883           0.662                  --
                                                               2001      1.000           0.883                  --

Equity Income Portfolio (11/99)..............................  2005      1.112           1.145              57,849
                                                               2004      1.027           1.112              95,925
                                                               2003      0.795           1.027              41,127
                                                               2002      0.938           0.795                  --
                                                               2001      1.000           0.938                  --

Large Cap Portfolio (11/99)..................................  2005      0.864           0.925              33,921
                                                               2004      0.823           0.864              48,492
                                                               2003      0.670           0.823              31,951
                                                               2002      0.881           0.670              14,572
                                                               2001      1.000           0.881              14,572

Managed Allocation Series: Aggressive Portfolio (6/05).......  2005      1.045           1.110                  --

Managed Allocation Series: Conservative Portfolio (5/05).....  2005      1.000           1.021                  --

Managed Allocation Series: Moderate Portfolio (5/05).........  2005      1.000           1.055                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05).......................................................  2005      1.017           1.088                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05).............................................  2005      1.012           1.032                  --

Mercury Large Cap Core Portfolio (11/99).....................  2005      0.869           0.959              38,686
                                                               2004      0.761           0.869              51,080
                                                               2003      0.637           0.761              28,327
                                                               2002      0.864           0.637              28,338
                                                               2001      1.000           0.864              19,312

MFS Emerging Growth Portfolio (11/99)........................  2005      0.766           0.743                  --
                                                               2004      0.689           0.766              49,788
                                                               2003      0.542           0.689              50,505

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
MFS Emerging Growth Portfolio  (continued)...................  2002      0.836           0.542              50,516
                                                               2001      1.000           0.836             153,113

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      0.835           0.848              37,031
                                                               2004      0.743           0.835                  --
                                                               2003      0.550           0.743                  --
                                                               2002      0.626           0.550                  --

MFS Total Return Portfolio (11/99)...........................  2005      1.147           1.163             312,021
                                                               2004      1.044           1.147             379,696
                                                               2003      0.910           1.044             209,447
                                                               2002      0.975           0.910             237,582
                                                               2001      1.000           0.975               9,192

MFS Value Portfolio (5/04)...................................  2005      1.121           1.176               1,563
                                                               2004      0.973           1.121                  --

Mondrian International Stock Portfolio (8/02)................  2005      1.221           1.317              38,941
                                                               2004      1.071           1.221              15,306
                                                               2003      0.845           1.071              12,070
                                                               2002      0.846           0.845                  --

Pioneer Fund Portfolio (5/03)................................  2005      1.331           1.390              30,616
                                                               2004      1.216           1.331              38,807
                                                               2003      1.000           1.216               1,661

Pioneer Mid Cap Value Portfolio (6/05).......................  2005      1.000           1.040                  --

Pioneer Strategic Income Portfolio (5/04)....................  2005      1.095           1.118              22,480
                                                               2004      0.983           1.095               3,736

Strategic Equity Portfolio (11/99)...........................  2005      0.789           0.793              31,112
                                                               2004      0.727           0.789              45,959
                                                               2003      0.556           0.727              45,975
                                                               2002      0.850           0.556              44,777
                                                               2001      1.000           0.850              80,728

Style Focus Series: Small Cap Growth Portfolio (5/05)........  2005      1.000           1.116                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.112                  --

   Travelers Managed Income Portfolio (11/99)................  2005      1.098           1.097              83,144
                                                               2004      1.084           1.098              77,673
                                                               2003      1.015           1.084              72,610
                                                               2002      1.008           1.015             379,957
                                                               2001      1.000           1.008              13,390

   Van Kampen Enterprise Portfolio (11/99)...................  2005      0.814           0.864               1,755
                                                               2004      0.795           0.814               1,758
                                                               2003      0.643           0.795                  --
                                                               2002      0.923           0.643                  --
                                                               2001      1.000           0.923              10,283

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.996           1.004             104,652
                                                               2004      0.999           0.996             138,011
                                                               2003      1.000           0.999                  --

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      0.870           0.957             704,991
                                                               2004      0.803           0.870             717,090
                                                               2003      0.606           0.803             488,926
                                                               2002      0.913           0.606             371,106
                                                               2001      1.000           0.913             182,759

   Smith Barney High Income Portfolio (11/99)................  2005      1.215           1.228             126,151
                                                               2004      1.116           1.215             108,477
                                                               2003      0.889           1.116              45,864
                                                               2002      0.932           0.889                  --
                                                               2001      1.000           0.932                  --

   Smith Barney International All Cap Growth Portfolio
   (11/99)...................................................  2005      0.883           0.972                  --
                                                               2004      0.761           0.883                  --
                                                               2003      0.606           0.761                  --
                                                               2002      0.828           0.606                  --
                                                               2001      1.000           0.828                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Large Cap Value Portfolio (11/99)............  2005      0.914           0.958              17,876
                                                               2004      0.838           0.914              17,876
                                                               2003      0.667           0.838              17,876
                                                               2002      0.908           0.667              17,876
                                                               2001      1.000           0.908              17,876

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)...................................................  2005      0.984           1.020             223,559
                                                               2004      0.995           0.984             234,157
                                                               2003      0.684           0.995             114,140
                                                               2002      0.923           0.684              52,502
                                                               2001      1.000           0.923              43,609

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.029           1.098              19,997
                                                               2004      0.946           1.029              26,557
                                                               2003      0.740           0.946              24,376
                                                               2002      0.929           0.740              17,857
                                                               2001      1.000           0.929              17,857

   Smith Barney Money Market Portfolio (11/99)...............  2005      0.990           1.002              27,755
                                                               2004      0.996           0.990              27,330
                                                               2003      1.004           0.996              47,831
                                                               2002      1.007           1.004              53,821
                                                               2001      1.000           1.007              70,113

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      0.745           0.792              18,487
                                                               2004      0.706           0.745              38,914
                                                               2003      0.563           0.706              38,020
                                                               2002      0.846           0.563              33,984
                                                               2001      1.000           0.846             165,695

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.093           1.129              47,718
                                                               2004      0.959           1.093              20,115
                                                               2003      0.686           0.959              27,453
                                                               2002      0.937           0.686                  --
                                                               2001      1.000           0.937                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.209           1.392              92,049
                                                               2004      1.064           1.209              97,482
                                                               2003      0.842           1.064              41,891
                                                               2002      0.943           0.842               3,134
                                                               2001      1.000           0.943             128,929

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.432           1.665              47,224
                                                               2004      1.166           1.432              25,682
                                                               2003      0.856           1.166              13,063
                                                               2002      1.000           0.856                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.127           1.311              13,286
                                                               2004      0.957           1.127                  --
                                                               2003      0.778           0.957                  --
                                                               2002      0.877           0.778                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005      0.779           0.810             310,831
                                                               2004      0.748           0.779             298,359
                                                               2003      0.607           0.748             473,826
                                                               2002      0.884           0.607             359,471
                                                               2001      1.000           0.884              82,267

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.122           1.156              92,207
                                                               2004      1.025           1.122             111,013
                                                               2003      0.787           1.025              76,133
                                                               2002      1.000           0.787              27,078

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      0.663           0.749             928,297
                                                               2004      0.621           0.663           1,056,112
                                                               2003      0.511           0.621           1,149,526
                                                               2002      0.751           0.511           1,363,047
                                                               2001      0.924           0.751           1,490,271
                                                               2000      1.127           0.924           1,121,509
                                                               1999      1.000           1.127              99,866

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.022           1.147           1,276,068
                                                               2004      0.914           1.022           1,275,142
                                                               2003      0.686           0.914           1,189,877
                                                               2002      0.817           0.686           1,012,199
                                                               2001      0.967           0.817             979,507
                                                               2000      1.210           0.967             894,278
                                                               1999      1.000           1.210              45,911

   Growth Fund -- Class 2 Shares (11/99).....................  2005      1.073           1.228           3,408,918
                                                               2004      0.969           1.073           3,554,321
                                                               2003      0.719           0.969           3,511,737

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Growth Fund -- Class 2 Shares  (continued)................  2002      0.967           0.719           3,293,592
                                                               2001      1.200           0.967           2,760,602
                                                               2000      1.167           1.200           2,103,315
                                                               1999      1.000           1.167             131,798

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.270           1.324           2,638,969
                                                               2004      1.169           1.270           2,607,605
                                                               2003      0.896           1.169           2,496,903
                                                               2002      1.115           0.896           2,302,002
                                                               2001      1.104           1.115           1,629,102
                                                               2000      1.039           1.104             898,869
                                                               1999      1.000           1.039             303,426

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.632           1.722               4,790
                                                               2004      1.261           1.632                  --
                                                               2003      0.956           1.261                  --
                                                               2002      1.047           0.956                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.208           1.311              35,224
                                                               2004      1.074           1.208              26,210
                                                               2003      1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.206           1.308              16,785
                                                               2004      1.067           1.206              16,785
                                                               2003      1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005      0.984           1.034              44,370

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      0.868           0.895             768,986
                                                               2004      0.790           0.868           1,095,424
                                                               2003      0.585           0.790           1,130,463
                                                               2002      0.833           0.585           1,301,515
                                                               2001      0.998           0.833             712,665

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares  (continued).......................................  2000      1.215           0.998             613,514
                                                               1999      1.000           1.215             113,599

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)....  2005      1.153           1.256             314,362
                                                               2004      1.040           1.153             289,908
                                                               2003      0.844           1.040             114,927
                                                               2002      1.000           0.844              10,215

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.776           2.229              95,280
                                                               2004      1.446           1.776              75,339
                                                               2003      1.000           1.446              45,169

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.079           1.171             584,912
                                                               2004      0.925           1.079             597,048
                                                               2003      0.710           0.925             618,363
                                                               2002      0.886           0.710             599,032
                                                               2001      1.071           0.886             644,881
                                                               2000      1.114           1.071             417,144
                                                               1999      1.000           1.114              68,217

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)......................................................2005      1.176           1.260              23,480
                                                               2004      1.029           1.176                  --
                                                               2003      0.791           1.029                  --
                                                               2002      0.831           0.791                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      1.032           1.060           1,765,138
                                                               2004      0.964           1.032           1,794,351
                                                               2003      0.786           0.964           1,795,814
                                                               2002      0.968           0.786           1,216,251
                                                               2001      1.024           0.968             894,292
                                                               2000      1.044           1.024             442,561
                                                               1999      1.000           1.044              38,295

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Diversified Strategic Income Portfolio (11/99)............  2005      1.226           1.238             376,568
                                                               2004      1.166           1.226             572,079
                                                               2003      1.060           1.166             595,399
                                                               2002      1.027           1.060             494,056
                                                               2001      1.011           1.027             520,827
                                                               2000      0.999           1.011             204,937
                                                               1999      1.000           0.999              15,447

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      0.857           0.880             542,873
                                                               2004      0.790           0.857             600,275
                                                               2003      0.628           0.790             687,394
                                                               2002      0.822           0.628             503,267
                                                               2001      0.952           0.822             336,668
                                                               2000      1.067           0.952             212,335
                                                               1999      1.000           1.067               9,761

   Fundamental Value Portfolio (12/99).......................  2005      1.293           1.334           1,844,285
                                                               2004      1.214           1.293           2,035,648
                                                               2003      0.889           1.214           2,047,218
                                                               2002      1.147           0.889           1,802,184
                                                               2001      1.230           1.147           1,333,668
                                                               2000      1.037           1.230             363,590
                                                               1999      1.000           1.037               2,903

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      0.446           0.492             351,881
                                                               2004      0.376           0.446             388,869
                                                               2003      0.283           0.376             691,034
                                                               2002      0.400           0.283             688,256
                                                               2001      0.673           0.400             977,403
                                                               2000      1.000           0.673             393,620

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.510           1.546               6,617
                                                               2004      1.334           1.510               9,917
                                                               2003      1.000           1.334               3,288

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.379           1.402             158,849
                                                               2004      1.243           1.379             188,850
                                                               2003      1.000           1.243              79,663

   Mid-Cap Value Portfolio (5/03)............................  2005      1.537           1.638             304,428
                                                               2004      1.258           1.537             279,335
                                                               2003      1.000           1.258              44,004

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.123           1.128             264,059
                                                               2004      1.047           1.123             261,701
                                                               2003      1.000           1.047              21,011

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.207           1.217           1,767,257
                                                               2004      1.168           1.207           2,051,135
                                                               2003      1.130           1.168           2,368,710
                                                               2002      1.052           1.130           2,010,880
                                                               2001      1.000           1.052             278,487

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)....................................................  2005      0.768           0.811               1,184
                                                               2004      0.725           0.768                  --
                                                               2003      0.558           0.725                  --
                                                               2002      0.805           0.558              22,190
                                                               2001      1.000           0.805               7,876

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.005           1.111             159,519
                                                               2004      0.879           1.005             161,505
                                                               2003      0.694           0.879             171,882
                                                               2002      0.856           0.694             138,439
                                                               2001      1.000           0.856              48,818

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.602           1.689             279,275
                                                               2004      1.289           1.602             268,729
                                                               2003      0.875           1.289             321,040

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)...............................................  2002      1.087           0.875             334,827
                                                               2001      1.000           1.087             122,374

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.299           1.331             742,521
                                                               2004      1.218           1.299             776,123
                                                               2003      0.890           1.218             834,515
                                                               2002      1.206           0.890             879,355
                                                               2001      1.202           1.206             481,406
                                                               2000      1.033           1.202             143,927
                                                               1999      1.000           1.033               1,992

   Investors Fund -- Class I (11/99).........................  2005      1.182           1.240             558,878
                                                               2004      1.088           1.182             681,190
                                                               2003      0.835           1.088             555,621
                                                               2002      1.102           0.835             524,906
                                                               2001      1.168           1.102             503,746
                                                               2000      1.029           1.168             114,196
                                                               1999      1.000           1.029              28,784

   Small Cap Growth Fund -- Class I (11/99)..................  2005      1.280           1.322             137,486
                                                               2004      1.129           1.280             156,421
                                                               2003      0.770           1.129             151,638
                                                               2002      1.198           0.770             131,224
                                                               2001      1.312           1.198             127,611
                                                               2000      1.141           1.312             152,125
                                                               1999      1.000           1.141                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      0.805           0.791             131,516
                                                               2004      0.791           0.805             131,703
                                                               2003      0.650           0.791             131,894
                                                               2002      0.893           0.650             156,270
                                                               2001      1.000           0.893              17,631

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      0.863           0.903             178,519
                                                               2004      0.852           0.863             180,108
                                                               2003      0.644           0.852             197,660

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio  (continued)....................................  2002      0.894           0.644             208,158
                                                               2001      1.000           0.894              82,304

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.442           1.494             374,323
                                                               2004      1.373           1.442             374,328
                                                               2003      1.061           1.373              85,870
                                                               2002      1.000           1.061                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.289           1.323             310,154
                                                               2004      1.246           1.289             273,927
                                                               2003      1.038           1.246             153,494
                                                               2002      1.000           1.038               8,043

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.510           1.584               6,055
                                                               2004      1.391           1.510               6,055
                                                               2003      1.074           1.391               6,060
                                                               2002      1.000           1.074                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.427           1.455              25,286
                                                               2004      1.358           1.427              38,020
                                                               2003      1.069           1.358              25,286
                                                               2002      1.000           1.069                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      0.864           0.925              56,499
                                                               2004      0.824           0.864             115,641
                                                               2003      0.647           0.824             126,065
                                                               2002      0.863           0.647             133,039
                                                               2001      1.000           0.863              69,934

   Equity Income Portfolio (11/99)...........................  2005      1.185           1.219             553,949
                                                               2004      1.095           1.185             569,818
                                                               2003      0.848           1.095             528,737
                                                               2002      1.001           0.848             436,367

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Equity Income Portfolio  (continued).........................  2001      1.089           1.001             331,110
                                                               2000      1.013           1.089             136,422
                                                               1999      1.000           1.013                  --

Large Cap Portfolio (11/99)..................................  2005      0.715           0.765             218,304
                                                               2004      0.681           0.715             277,766
                                                               2003      0.555           0.681             279,545
                                                               2002      0.730           0.555             273,546
                                                               2001      0.897           0.730             382,761
                                                               2000      1.065           0.897             278,920
                                                               1999      1.000           1.065               1,681

Managed Allocation Series: Aggressive Portfolio (6/05).......  2005      1.045           1.110                  --

Managed Allocation Series: Conservative Portfolio (5/05).....  2005      1.000           1.021              28,295

Managed Allocation Series: Moderate Portfolio (5/05).........  2005      1.000           1.055              27,687

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05).......................................................  2005      1.017           1.088                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05).............................................  2005      1.011           1.032                  --

Mercury Large Cap Core Portfolio (11/99).....................  2005      0.755           0.833             199,885
                                                               2004      0.662           0.755             228,996
                                                               2003      0.555           0.662             228,040
                                                               2002      0.753           0.555             231,470
                                                               2001      0.986           0.753             322,895
                                                               2000      1.061           0.986             209,499
                                                               1999      1.000           1.061               5,622

MFS Emerging Growth Portfolio (11/99)........................  2005      0.647           0.627                  --
                                                               2004      0.583           0.647             764,768
                                                               2003      0.458           0.583             943,023
                                                               2002      0.708           0.458             925,633
                                                               2001      1.126           0.708             917,344

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
MFS Emerging Growth Portfolio  (continued)...................  2000      1.432           1.126             572,200
                                                               1999      1.000           1.432              15,369

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      0.834           0.846             564,075
                                                               2004      0.742           0.834                  --
                                                               2003      0.550           0.742                  --
                                                               2002      0.626           0.550                  --

MFS Total Return Portfolio (11/99)...........................  2005      1.326           1.345           2,400,193
                                                               2004      1.209           1.326           2,459,645
                                                               2003      1.053           1.209           2,856,766
                                                               2002      1.129           1.053           2,037,079
                                                               2001      1.147           1.129           1,935,839
                                                               2000      0.999           1.147             850,618
                                                               1999      1.000           0.999                 442

MFS Value Portfolio (5/04)...................................  2005      1.121           1.175              41,537
                                                               2004      0.973           1.121                  --

Mondrian International Stock Portfolio (8/02)................  2005      1.219           1.315               5,780
                                                               2004      1.070           1.219              21,362
                                                               2003      0.845           1.070               4,455
                                                               2002      0.845           0.845                  --

Pioneer Fund Portfolio (5/03)................................  2005      1.330           1.388                  --
                                                               2004      1.216           1.330                  --
                                                               2003      1.000           1.216                  --

Pioneer Mid Cap Value Portfolio (6/05).......................  2005      1.000           1.040                  --

Pioneer Strategic Income Portfolio (5/04)....................  2005      1.094           1.117                  --
                                                               2004      0.983           1.094                  --

Strategic Equity Portfolio (11/99)...........................  2005      0.720           0.723           1,196,877
                                                               2004      0.663           0.720           1,323,337
                                                               2003      0.508           0.663           1,402,850
                                                               2002      0.777           0.508           1,577,020
                                                               2001      0.911           0.777           1,693,080
                                                               2000      1.132           0.911           1,230,540
                                                               1999      1.000           1.132             108,285

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05).....  2005      1.000           1.115                  --

   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.111                  --

   Travelers Managed Income Portfolio (11/99)................  2005      1.207           1.205             450,544
                                                               2004      1.192           1.207             866,887
                                                               2003      1.116           1.192           1,221,287
                                                               2002      1.109           1.116           2,076,038
                                                               2001      1.056           1.109           3,161,019
                                                               2000      1.000           1.056             104,706
                                                               2000      0.994           1.000                  --
                                                               1999      1.000           0.994               2,457

   Van Kampen Enterprise Portfolio (11/99)...................  2005      0.656           0.696             591,510
                                                               2004      0.641           0.656             621,295
                                                               2003      0.519           0.641             629,942
                                                               2002      0.746           0.519             707,572
                                                               2001      0.962           0.746             863,697
                                                               2000      1.144           0.962             839,108
                                                               1999      1.000           1.144               3,773

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.995           1.003               3,362
                                                               2004      0.999           0.995                  --
                                                               2003      1.000           0.999                  --

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      1.238           1.361           2,695,119
                                                               2004      1.143           1.238           2,997,390
                                                               2003      0.863           1.143           3,306,728
                                                               2002      1.302           0.863           3,140,427
                                                               2001      1.378           1.302           2,715,298
                                                               2000      1.209           1.378           1,521,381
                                                               1999      1.000           1.209             237,187

   Smith Barney High Income Portfolio (11/99)................  2005      1.134           1.146           1,177,670
                                                               2004      1.043           1.134           1,294,866
                                                               2003      0.830           1.043           1,485,267
                                                               2002      0.872           0.830           1,089,942

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Smith Barney High Income Portfolio  (continued)..............  2001      0.920           0.872           1,070,312
                                                               2000      1.016           0.920             760,503
                                                               1999      1.000           1.016             113,822

Smith Barney International All Cap Growth Portfolio
(11/99)......................................................  2005      0.654           0.719             299,628
                                                               2004      0.563           0.654             321,069
                                                               2003      0.449           0.563             348,478
                                                               2002      0.613           0.449             434,562
                                                               2001      0.905           0.613             504,289
                                                               2000      1.206           0.905             412,850
                                                               1999      1.000           1.206              31,135

Smith Barney Large Cap Value Portfolio (11/99)...............  2005      0.975           1.023           1,093,347
                                                               2004      0.895           0.975           1,245,130
                                                               2003      0.713           0.895           1,322,176
                                                               2002      0.970           0.713           1,435,592
                                                               2001      1.073           0.970           1,408,719
                                                               2000      0.964           1.073             692,437
                                                               1999      1.000           0.964             107,886

Smith Barney Large Capitalization Growth Portfolio
(11/99)......................................................  2005      0.914           0.947           2,215,937
                                                               2004      0.925           0.914           2,446,179
                                                               2003      0.637           0.925           2,553,696
                                                               2002      0.860           0.637           2,509,706
                                                               2001      0.998           0.860           2,611,474
                                                               2000      1.090           0.998           1,993,825
                                                               1999      1.000           1.090             110,096

Smith Barney Mid Cap Core Portfolio (11/99)..................  2005      1.333           1.422             717,224
                                                               2004      1.226           1.333             892,391
                                                               2003      0.960           1.226           1,034,561
                                                               2002      1.205           0.960           1,002,964
                                                               2001      1.360           1.205             794,981
                                                               2000      1.171           1.360             602,755
                                                               1999      1.000           1.171              19,386

Smith Barney Money Market Portfolio (11/99)..................  2005      1.052           1.065             725,537
                                                               2004      1.059           1.052             698,186

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Money Market Portfolio  (continued)..........  2003      1.069           1.059           1,074,514
                                                               2002      1.072           1.069           2,345,845
                                                               2001      1.050           1.072           2,726,939
                                                               2000      1.005           1.050             178,779
                                                               1999      1.000           1.005              50,000

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      0.704           0.749             900,444
                                                               2004      0.668           0.704           1,137,577
                                                               2003      0.533           0.668           1,166,632
                                                               2002      0.802           0.533           1,338,397
                                                               2001      1.189           0.802           1,351,840
                                                               2000      1.344           1.189             895,350
                                                               1999      1.000           1.344             116,490

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.100           1.136              68,352
                                                               2004      0.966           1.100              60,942
                                                               2003      0.691           0.966              63,365
                                                               2002      0.944           0.691              51,956
                                                               2001      1.000           0.944                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.154           1.328             730,969
                                                               2004      1.017           1.154             703,402
                                                               2003      0.804           1.017             543,203
                                                               2002      0.902           0.804             494,264
                                                               2001      1.045           0.902             457,948
                                                               2000      1.138           1.045             243,383
                                                               1999      1.000           1.138                 700

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.430           1.662             179,659
                                                               2004      1.165           1.430             115,758
                                                               2003      0.856           1.165              66,472
                                                               2002      1.000           0.856              27,894

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.125           1.309                  --
                                                               2004      0.957           1.125                  --
                                                               2003      0.778           0.957                  --
                                                               2002      0.877           0.778                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005      0.798           0.830              13,599
                                                               2004      0.767           0.798              13,599
                                                               2003      0.623           0.767              13,599
                                                               2002      0.907           0.623              13,022
                                                               2001      1.000           0.907                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.121           1.153              17,722
                                                               2004      1.024           1.121              17,722
                                                               2003      0.787           1.024              17,723
                                                               2002      1.000           0.787                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      0.780           0.882              43,618
                                                               2004      0.732           0.780              43,618
                                                               2003      0.603           0.732              43,618
                                                               2002      0.886           0.603              43,618
                                                               2001      1.000           0.886              10,142

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.116           1.253             112,533
                                                               2004      0.999           1.116             107,763
                                                               2003      0.750           0.999             106,944
                                                               2002      0.893           0.750              97,492
                                                               2001      1.000           0.893                  --

   Growth Fund -- Class 2 Shares (11/99).....................  2005      0.966           1.105             315,551
                                                               2004      0.873           0.966             322,279
                                                               2003      0.648           0.873             285,805
                                                               2002      0.872           0.648             180,760
                                                               2001      1.000           0.872              66,167

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.089           1.135             216,172
                                                               2004      1.003           1.089             236,280
                                                               2003      0.770           1.003             236,279
                                                               2002      0.958           0.770             180,505
                                                               2001      1.000           0.958              10,234

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.629           1.719                  --
                                                               2004      1.260           1.629                  --
                                                               2003      0.955           1.260                  --
                                                               2002      1.047           0.955                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.207           1.309                  --
                                                               2004      1.074           1.207                  --
                                                               2003      1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.205           1.306               6,363
                                                               2004      1.067           1.205                  --
                                                               2003      1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005      0.984           1.034                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      0.967           0.998              75,099
                                                               2004      0.882           0.967              75,109
                                                               2003      0.653           0.882              75,119
                                                               2002      0.930           0.653              43,880
                                                               2001      1.000           0.930               1,505

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)....  2005      1.152           1.253              15,722
                                                               2004      1.039           1.152              22,649
                                                               2003      0.844           1.039              18,273
                                                               2002      1.000           0.844                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.775           2.226               3,254
                                                               2004      1.446           1.775                  --
                                                               2003      1.000           1.446                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.088           1.180              23,484
                                                               2004      0.933           1.088              10,214
                                                               2003      0.717           0.933              10,221
                                                               2002      0.894           0.717                  --
                                                               2001      1.000           0.894                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005      1.174           1.258                  --
                                                               2004      1.028           1.174                  --
                                                               2003      0.791           1.028                  --
                                                               2002      0.831           0.791                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      0.999           1.026             102,325
                                                               2004      0.933           0.999             100,792
                                                               2003      0.761           0.933              99,884
                                                               2002      0.938           0.761              68,248
                                                               2001      1.000           0.938                  --

   Diversified Strategic Income Portfolio (11/99)............  2005      1.187           1.198               8,614
                                                               2004      1.130           1.187               8,623
                                                               2003      1.027           1.130               8,632
                                                               2002      0.996           1.027               2,571
                                                               2001      1.000           0.996               2,178

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      0.951           0.975               3,641
                                                               2004      0.876           0.951               3,581
                                                               2003      0.697           0.876               2,474
                                                               2002      0.912           0.697                  --
                                                               2001      1.000           0.912                  --

   Fundamental Value Portfolio (12/99).......................  2005      1.031           1.063             197,224
                                                               2004      0.968           1.031             226,196
                                                               2003      0.709           0.968             224,915

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Fundamental Value Portfolio  (continued)..................  2002      0.916           0.709             212,166
                                                               2001      1.000           0.916              99,153

Janus Aspen Series

   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      0.874           0.963                  --
                                                               2004      0.737           0.874                  --
                                                               2003      0.556           0.737                  --
                                                               2002      0.785           0.556                  --
                                                               2001      1.000           0.785                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.508           1.544                  --
                                                               2004      1.334           1.508                  --
                                                               2003      1.000           1.334                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.378           1.400                  --
                                                               2004      1.243           1.378                  --
                                                               2003      1.000           1.243                  --

   Mid-Cap Value Portfolio (5/03)............................  2005      1.536           1.636               1,138
                                                               2004      1.258           1.536               1,142
                                                               2003      1.000           1.258               1,147

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.122           1.127                  --
                                                               2004      1.046           1.122                  --
                                                               2003      1.000           1.046                  --

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.193           1.203              81,691
                                                               2004      1.156           1.193              72,468
                                                               2003      1.118           1.156              65,570
                                                               2002      1.042           1.118              23,066
                                                               2001      1.000           1.042                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)....................................................  2005      0.776           0.819              12,155
                                                               2004      0.733           0.776              12,155
                                                               2003      0.564           0.733              12,155

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (continued)...............................................  2002      0.814           0.564              12,155
                                                               2001      1.000           0.814                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.052           1.161              30,470
                                                               2004      0.920           1.052              30,473
                                                               2003      0.727           0.920              30,477
                                                               2002      0.897           0.727               2,928
                                                               2001      1.000           0.897               1,482

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.515           1.596               7,013
                                                               2004      1.220           1.515               2,755
                                                               2003      0.828           1.220               2,757
                                                               2002      1.029           0.828               2,760
                                                               2001      1.000           1.029                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.012           1.036              55,930
                                                               2004      0.949           1.012              55,930
                                                               2003      0.694           0.949              55,930
                                                               2002      0.941           0.694              55,930
                                                               2001      1.000           0.941              39,375

   Investors Fund -- Class I (11/99).........................  2005      0.996           1.045             118,165
                                                               2004      0.917           0.996             116,628
                                                               2003      0.704           0.917             115,705
                                                               2002      0.930           0.704             105,018
                                                               2001      1.000           0.930               4,791

   Small Cap Growth Fund -- Class I (11/99)..................  2005      0.996           1.028              14,195
                                                               2004      0.879           0.996              14,210
                                                               2003      0.600           0.879              14,228
                                                               2002      0.933           0.600               8,914
                                                               2001      1.000           0.933               3,129

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      0.809           0.795              13,873
                                                               2004      0.796           0.809              13,873

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Dividend Strategy Portfolio  (continued).....  2003      0.655           0.796              13,873
                                                               2002      0.899           0.655              13,873
                                                               2001      1.000           0.899                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      0.878           0.919                  --
                                                               2004      0.867           0.878                  --
                                                               2003      0.656           0.867                  --
                                                               2002      0.911           0.656                  --
                                                               2001      1.000           0.911                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.440           1.492              19,714
                                                               2004      1.372           1.440              42,575
                                                               2003      1.061           1.372              38,332
                                                               2002      1.000           1.061                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.287           1.321                  --
                                                               2004      1.245           1.287                  --
                                                               2003      1.038           1.245                  --
                                                               2002      1.000           1.038                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.508           1.582                  --
                                                               2004      1.390           1.508                  --
                                                               2003      1.074           1.390                  --
                                                               2002      1.000           1.074                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.425           1.453                  --
                                                               2004      1.357           1.425              23,084
                                                               2003      1.069           1.357              23,084
                                                               2002      1.000           1.069                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      0.882           0.944                  --
                                                               2004      0.842           0.882                  --
                                                               2003      0.661           0.842                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
AIM Capital Appreciation Portfolio  (continued)..............  2002      0.883           0.661                  --
                                                               2001      1.000           0.883                  --

Equity Income Portfolio (11/99)..............................  2005      1.108           1.139              50,242
                                                               2004      1.025           1.108              50,242
                                                               2003      0.794           1.025              50,242
                                                               2002      0.937           0.794              31,990
                                                               2001      1.000           0.937                  --

Large Cap Portfolio (11/99)..................................  2005      0.861           0.921              66,809
                                                               2004      0.821           0.861              66,825
                                                               2003      0.669           0.821              34,230
                                                               2002      0.881           0.669                  --
                                                               2001      1.000           0.881                  --

Managed Allocation Series: Aggressive Portfolio (6/05).......  2005      1.045           1.110                  --

Managed Allocation Series: Conservative Portfolio (5/05).....  2005      1.000           1.021                  --

Managed Allocation Series: Moderate Portfolio (5/05).........  2005      1.000           1.055                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05).......................................................  2005      1.017           1.088                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05).............................................  2005      1.011           1.031                  --

Mercury Large Cap Core Portfolio (11/99).....................  2005      0.865           0.954              41,110
                                                               2004      0.759           0.865              41,110
                                                               2003      0.636           0.759              41,110
                                                               2002      0.864           0.636              41,110
                                                               2001      1.000           0.864               5,157

MFS Emerging Growth Portfolio (11/99)........................  2005      0.763           0.740                  --
                                                               2004      0.688           0.763                  --
                                                               2003      0.541           0.688                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
MFS Emerging Growth Portfolio  (continued)...................  2002      0.836           0.541                  --
                                                               2001      1.000           0.836                  --

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      0.833           0.845                  --
                                                               2004      0.741           0.833                  --
                                                               2003      0.550           0.741                  --
                                                               2002      0.626           0.550                  --

MFS Total Return Portfolio (11/99)...........................  2005      1.143           1.158              98,576
                                                               2004      1.042           1.143             100,543
                                                               2003      0.908           1.042             103,218
                                                               2002      0.974           0.908              67,819
                                                               2001      1.000           0.974               4,530

MFS Value Portfolio (5/04)...................................  2005      1.121           1.174                  --
                                                               2004      0.973           1.121                  --

Mondrian International Stock Portfolio (8/02)................  2005      1.217           1.312                  --
                                                               2004      1.069           1.217                  --
                                                               2003      0.844           1.069                  --
                                                               2002      0.845           0.844                  --

Pioneer Fund Portfolio (5/03)................................  2005      1.329           1.386                  --
                                                               2004      1.215           1.329                  --
                                                               2003      1.000           1.215                  --

Pioneer Mid Cap Value Portfolio (6/05).......................  2005      1.000           1.039                  --

Pioneer Strategic Income Portfolio (5/04)....................  2005      1.094           1.116                  --
                                                               2004      0.983           1.094                  --

Strategic Equity Portfolio (11/99)...........................  2005      0.786           0.789                  --
                                                               2004      0.725           0.786                  --
                                                               2003      0.556           0.725                  --
                                                               2002      0.850           0.556                  --
                                                               2001      1.000           0.850              33,901

Style Focus Series: Small Cap Growth Portfolio (5/05)........  2005      1.000           1.115                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.111                  --
   Travelers Managed Income Portfolio (11/99)................  2005      1.094           1.092              18,658
                                                               2004      1.081           1.094              18,670
                                                               2003      1.013           1.081              18,683
                                                               2002      1.007           1.013                  --
                                                               2001      1.000           1.007                  --

   Van Kampen Enterprise Portfolio (11/99)...................  2005      0.811           0.860                  --
                                                               2004      0.793           0.811                  --
                                                               2003      0.642           0.793                  --
                                                               2002      0.923           0.642                  --
                                                               2001      1.000           0.923                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.994           1.002                  --
                                                               2004      0.999           0.994                  --
                                                               2003      1.000           0.999                  --

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      0.867           0.952             223,552
                                                               2004      0.801           0.867             246,654
                                                               2003      0.605           0.801             241,408
                                                               2002      0.913           0.605             202,828
                                                               2001      1.000           0.913              72,089

   Smith Barney High Income Portfolio (11/99)................  2005      1.210           1.222              36,408
                                                               2004      1.114           1.210              31,890
                                                               2003      0.887           1.114              31,104
                                                               2002      0.932           0.887                  --
                                                               2001      1.000           0.932                  --

   Smith Barney International All Cap Growth Portfolio
   (11/99)...................................................  2005      0.880           0.968                  --
                                                               2004      0.759           0.880                  --
                                                               2003      0.605           0.759                  --
                                                               2002      0.827           0.605                  --
                                                               2001      1.000           0.827                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Large Cap Value Portfolio (11/99)............  2005      0.910           0.954              28,354
                                                               2004      0.836           0.910              28,354
                                                               2003      0.666           0.836              28,354
                                                               2002      0.907           0.666              28,354
                                                               2001      1.000           0.907                  --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)...................................................  2005      0.980           1.015              82,581
                                                               2004      0.992           0.980              80,922
                                                               2003      0.683           0.992              80,075
                                                               2002      0.923           0.683              50,365
                                                               2001      1.000           0.923              17,814

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.025           1.093             110,014
                                                               2004      0.943           1.025             110,029
                                                               2003      0.739           0.943             107,357
                                                               2002      0.928           0.739              88,382
                                                               2001      1.000           0.928               3,154

   Smith Barney Money Market Portfolio (11/99)...............  2005      0.986           0.998              76,214
                                                               2004      0.993           0.986              76,214
                                                               2003      1.003           0.993              76,215
                                                               2002      1.006           1.003             107,986
                                                               2001      1.000           1.006              42,034

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      0.742           0.788              54,264
                                                               2004      0.704           0.742              56,189
                                                               2003      0.562           0.704              58,238
                                                               2002      0.846           0.562              60,634
                                                               2001      1.000           0.846              41,025

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.089           1.124              23,213
                                                               2004      0.957           1.089              23,540
                                                               2003      0.685           0.957              22,095
                                                               2002      0.936           0.685               3,458
                                                               2001      1.000           0.936                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.205           1.386              28,491
                                                               2004      1.061           1.205              13,658
                                                               2003      0.840           1.061              13,658
                                                               2002      0.943           0.840              13,658
                                                               2001      1.000           0.943                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.428           1.659              20,268
                                                               2004      1.164           1.428              11,743
                                                               2003      0.856           1.164              10,595
                                                               2002      1.000           0.856               4,102

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.348           1.567                  --
                                                               2004      1.147           1.348                  --
                                                               2003      1.000           1.147                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005      1.159           1.204                  --
                                                               2004      1.114           1.159                  --
                                                               2003      1.000           1.114                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.227           1.263               8,872
                                                               2004      1.122           1.227               8,872
                                                               2003      1.000           1.122                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      1.167           1.318                  --
                                                               2004      1.095           1.167                  --
                                                               2003      1.000           1.095                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.328           1.490              20,310
                                                               2004      1.189           1.328               2,250
                                                               2003      1.000           1.189               2,250

   Growth Fund -- Class 2 Shares (11/99).....................  2005      1.274           1.456              80,074
                                                               2004      1.151           1.274              45,903
                                                               2003      1.000           1.151               8,969

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.247           1.298              53,706
                                                               2004      1.149           1.247              40,061
                                                               2003      1.000           1.149              13,704

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.480           1.560                  --
                                                               2004      1.145           1.480                  --
                                                               2003      1.000           1.145                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.207           1.308                  --
                                                               2004      1.074           1.207                  --
                                                               2003      0.996           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.205           1.305              23,564
                                                               2004      1.067           1.205              23,566
                                                               2003      1.016           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares (5/05)   2005      0.984           1.034                  --
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      1.310           1.350               8,300
                                                               2004      1.194           1.310               8,300
                                                               2003      1.000           1.194                  --

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)....  2005      1.240           1.348              20,440
                                                               2004      1.119           1.240               1,424
                                                               2003      1.000           1.119                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.552           1.945              14,717
                                                               2004      1.265           1.552                  --
                                                               2003      1.000           1.265                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.373           1.488              20,764
                                                               2004      1.177           1.373              20,764
                                                               2003      1.000           1.177               2,264

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005      1.327           1.422                  --
                                                               2004      1.163           1.327                  --
                                                               2003      1.000           1.163                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      1.200           1.231              65,339
                                                               2004      1.121           1.200              65,346
                                                               2003      1.000           1.121                  --

   Diversified Strategic Income Portfolio (11/99)............  2005      1.112           1.122              20,119
                                                               2004      1.059           1.112              20,119
                                                               2003      1.000           1.059               4,821

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      1.227           1.258                  --
                                                               2004      1.132           1.227                  --
                                                               2003      1.000           1.132                  --

   Fundamental Value Portfolio (12/99).......................  2005      1.246           1.284              18,906
                                                               2004      1.171           1.246              19,082
                                                               2003      1.000           1.171               8,914

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      1.355           1.493               8,559
                                                               2004      1.144           1.355               8,759
                                                               2003      1.000           1.144              10,247

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.328           1.358                  --
                                                               2004      1.175           1.328                  --
                                                               2003      1.000           1.175                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.266           1.285              19,273
                                                               2004      1.142           1.266                  --
                                                               2003      1.000           1.142                  --

   Mid-Cap Value Portfolio (5/03)............................  2005      1.413           1.504              17,042
                                                               2004      1.158           1.413               2,357
                                                               2003      1.000           1.158               2,357

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.122           1.127              16,226
                                                               2004      1.048           1.122              16,081
                                                               2003      1.000           1.048              14,532

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.059           1.067              10,467
                                                               2004      1.026           1.059              10,318
                                                               2003      1.000           1.026                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)....................................................  2005      1.194           1.259                  --
                                                               2004      1.128           1.194                  --
                                                               2003      1.000           1.128                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.351           1.491                  --
                                                               2004      1.182           1.351                  --
                                                               2003      1.000           1.182                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.537           1.619               2,258
                                                               2004      1.238           1.537               2,258
                                                               2003      1.000           1.238               2,258

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.248           1.278               7,436
                                                               2004      1.172           1.248               7,611
                                                               2003      1.000           1.172               8,908

   Investors Fund -- Class I (11/99).........................  2005      1.247           1.307               1,441
                                                               2004      1.149           1.247               1,401
                                                               2003      1.000           1.149                  --

   Small Cap Growth Fund -- Class I (11/99)..................  2005      1.402           1.447               7,863
                                                               2004      1.239           1.402               7,863
                                                               2003      1.000           1.239                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      1.122           1.101              10,415
                                                               2004      1.103           1.122              10,415
                                                               2003      1.000           1.103                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      1.167           1.220                  --
                                                               2004      1.153           1.167                  --
                                                               2003      1.000           1.153                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.186           1.228              37,469
                                                               2004      1.131           1.186             128,807
                                                               2003      1.000           1.131              54,893

   Multiple Discipline Portfolio -- Balanced All Cap Growth

   and Value (10/02).........................................  2005      1.127           1.155                  --
                                                               2004      1.091           1.127                  --
                                                               2003      1.000           1.091                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.238           1.298                  --
                                                               2004      1.142           1.238                  --
                                                               2003      1.000           1.142                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.180           1.202                  --
                                                               2004      1.124           1.180                  --
                                                               2003      1.000           1.124                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      1.193           1.276               9,975
                                                               2004      1.138           1.193               9,975
                                                               2003      1.000           1.138                  --

   Equity Income Portfolio (11/99)...........................  2005      1.226           1.260              31,418
                                                               2004      1.134           1.226                  --
                                                               2003      1.000           1.134                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Large Cap Portfolio (11/99)..................................  2005      1.179           1.260                  --
                                                               2004      1.125           1.179                  --
                                                               2003      1.000           1.125                  --

Managed Allocation Series: Aggressive Portfolio (6/05).......  2005      1.045           1.109                  --

Managed Allocation Series: Conservative Portfolio (5/05).....  2005      1.000           1.020                  --

Managed Allocation Series: Moderate Portfolio (5/05).........  2005      1.000           1.054                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05).......................................................  2005      1.017           1.087                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05).............................................  2005      1.011           1.031                  --

Mercury Large Cap Core Portfolio (11/99).....................  2005      1.244           1.371                  --
                                                               2004      1.091           1.244                  --
                                                               2003      1.000           1.091                  --

MFS Emerging Growth Portfolio (11/99)........................  2005      1.228           1.191                  --
                                                               2004      1.107           1.228                  --
                                                               2003      1.000           1.107                  --

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      1.272           1.290                  --
                                                               2004      1.134           1.272                  --
                                                               2003      1.000           1.134                  --

MFS Total Return Portfolio (11/99)...........................  2005      1.185           1.200              47,400
                                                               2004      1.080           1.185              15,424
                                                               2003      1.000           1.080              16,798

MFS Value Portfolio (5/04)...................................  2005      1.120           1.173              18,198
                                                               2004      0.973           1.120                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Mondrian International Stock Portfolio (8/02).............  2005      1.321           1.423                  --
                                                               2004      1.160           1.321                  --
                                                               2003      1.000           1.160                  --

   Pioneer Fund Portfolio (5/03).............................  2005      1.234           1.286                  --
                                                               2004      1.129           1.234                  --
                                                               2003      1.000           1.129                  --

   Pioneer Mid Cap Value Portfolio (6/05)....................  2005      1.000           1.039                  --

   Pioneer Strategic Income Portfolio (5/04).................  2005      1.094           1.115                  --
                                                               2004      0.983           1.094                  --

   Strategic Equity Portfolio (11/99)........................  2005      1.213           1.217                  --
                                                               2004      1.118           1.213                  --
                                                               2003      1.000           1.118                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05).....  2005      1.000           1.115                  --

   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.111                  --

   Travelers Managed Income Portfolio (11/99)................  2005      1.043           1.040              18,671
                                                               2004      1.031           1.043               1,859
                                                               2003      1.000           1.031                  --

   Van Kampen Enterprise Portfolio (11/99)...................  2005      1.155           1.225                  --
                                                               2004      1.130           1.155                  --
                                                               2003      1.000           1.130                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.994           1.001              31,450
                                                               2004      0.999           0.994              31,456
                                                               2003      1.000           0.999                  --

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      1.230           1.351              32,845
                                                               2004      1.138           1.230              33,095
                                                               2003      1.000           1.138               9,106

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney High Income Portfolio (11/99)................  2005      1.198           1.210               1,577
                                                               2004      1.103           1.198               1,456
                                                               2003      1.000           1.103                  --

   Smith Barney International All Cap Growth Portfolio
   (11/99)...................................................  2005      1.363           1.498                  --
                                                               2004      1.176           1.363                  --
                                                               2003      1.000           1.176                  --

   Smith Barney Large Cap Value Portfolio (11/99)............  2005      1.250           1.310                  --
                                                               2004      1.149           1.250                  --
                                                               2003      1.000           1.149                  --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)...................................................  2005      1.156           1.196                  --
                                                               2004      1.171           1.156                  --
                                                               2003      1.000           1.171                  --

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.260           1.343                  --
                                                               2004      1.160           1.260                  --
                                                               2003      1.000           1.160                  --

   Smith Barney Money Market Portfolio (11/99)...............  2005      0.988           0.999              11,302
                                                               2004      0.996           0.988              11,307
                                                               2003      1.000           0.996               7,502

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      1.176           1.249                 449
                                                               2004      1.117           1.176                 445
                                                               2003      1.000           1.117                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.406           1.451                  --
                                                               2004      1.237           1.406                  --
                                                               2003      1.000           1.237                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005     1.297           1.490                   --
                                                               2004     1.143           1.297                   --
                                                               2003     1.000           1.143                   --

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005     1.471           1.708                7,641
                                                               2004     1.200           1.471                7,739
                                                               2003     1.000           1.200                   --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.398           1.624                  --
                                                               2004      1.189           1.398                  --
                                                               2003      0.969           1.189                  --
                                                               2002      1.000           0.969                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005      1.232           1.279               7,507
                                                               2004      1.184           1.232               7,507
                                                               2003      0.963           1.184               7,513
                                                               2002      1.000           0.963                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.365           1.403             278,689
                                                               2004      1.248           1.365             278,298
                                                               2003      0.960           1.248             274,945
                                                               2002      1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      1.224           1.383              66,697
                                                               2004      1.150           1.224              55,748
                                                               2003      0.948           1.150              30,046
                                                               2002      1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.461           1.639             758,580
                                                               2004      1.309           1.461             787,624
                                                               2003      0.985           1.309             654,083
                                                               2002      1.000           0.985                  --

   Growth Fund -- Class 2 Shares (11/99).....................  2005      1.429           1.633           2,735,043
                                                               2004      1.292           1.429           2,579,701
                                                               2003      0.961           1.292           2,250,697
                                                               2002      1.000           0.961                  --

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.372           1.428           3,003,914
                                                               2004      1.265           1.372           3,077,206
                                                               2003      0.971           1.265           2,663,026
                                                               2002      1.000           0.971                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.711           1.803                  --
                                                               2004      1.325           1.711                  --
                                                               2003      1.005           1.325                  --
                                                               2002      1.000           1.005                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.206           1.306                  --
                                                               2004      1.074           1.206                  --
                                                               2003      1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.204           1.304              39,004
                                                               2004      1.067           1.204                  --
                                                               2003      1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005      0.984           1.033              12,666

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      1.433           1.476             340,702
                                                               2004      1.307           1.433             400,767
                                                               2003      0.969           1.307             253,481
                                                               2002      1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)....  2005      1.355           1.473             745,564
                                                               2004      1.223           1.355             767,027
                                                               2003      0.994           1.223             626,085
                                                               2002      1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.772           2.220              34,184
                                                               2004      1.445           1.772              27,010
                                                               2003      1.000           1.445              17,279

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.498           1.623             399,556
                                                               2004      1.285           1.498             318,548

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)...............................................  2003      0.989           1.285             211,933
                                                               2002      1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005      1.447           1.549              23,282
                                                               2004      1.269           1.447                  --
                                                               2003      0.977           1.269                  --
                                                               2002      1.000           0.977                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      1.280           1.312           1,688,117
                                                               2004      1.196           1.280           1,974,561
                                                               2003      0.977           1.196           1,568,279
                                                               2002      1.000           0.977                  --

   Diversified Strategic Income Portfolio (11/99)............  2005      1.165           1.174             498,541
                                                               2004      1.110           1.165             551,337
                                                               2003      1.010           1.110             402,450
                                                               2002      1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      1.316           1.349             715,801
                                                               2004      1.214           1.316             719,269
                                                               2003      0.967           1.214             584,084
                                                               2002      1.000           0.967                  --

   Fundamental Value Portfolio (12/99).......................  2005      1.401           1.443           1,429,327
                                                               2004      1.316           1.401           1,416,478
                                                               2003      0.966           1.316           1,209,826
                                                               2002      1.000           0.966                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      1.543           1.699              20,184
                                                               2004      1.302           1.543              20,078
                                                               2003      0.983           1.302              38,596
                                                               2002      1.000           0.983                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.506           1.540              96,663
                                                               2004      1.333           1.506              40,270
                                                               2003      1.000           1.333              17,332

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.376           1.396             159,138
                                                               2004      1.242           1.376             155,691
                                                               2003      1.000           1.242             165,186

   Mid-Cap Value Portfolio (5/03)............................  2005      1.533           1.631             548,625
                                                               2004      1.257           1.533             349,075
                                                               2003      1.000           1.257             233,188

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.120           1.124             937,483
                                                               2004      1.046           1.120             683,405
                                                               2003      1.000           1.046             441,127

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.078           1.085           2,175,094
                                                               2004      1.045           1.078           1,865,307
                                                               2003      1.012           1.045           1,565,806
                                                               2002      1.000           1.012                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)....................................................  2005      1.315           1.387                  --
                                                               2004      1.244           1.315                  --
                                                               2003      0.958           1.244                  --
                                                               2002      1.000           0.958                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.436           1.584              56,844
                                                               2004      1.257           1.436              63,658
                                                               2003      0.994           1.257              71,934
                                                               2002      1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.783           1.877             129,682
                                                               2004      1.437           1.783             110,711

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)...............................................  2003      0.977           1.437             158,071
                                                               2002      1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.397           1.430             233,190
                                                               2004      1.312           1.397             850,268
                                                               2003      0.960           1.312             241,329
                                                               2002      1.000           0.960                  --

   Investors Fund -- Class I (11/99).........................  2005      1.353           1.418             830,306
                                                               2004      1.247           1.353             748,123
                                                               2003      0.959           1.247             304,233
                                                               2002      1.000           0.959                  --

   Small Cap Growth Fund -- Class I (11/99)..................  2005      1.607           1.657             805,080
                                                               2004      1.420           1.607             510,329
                                                               2003      0.970           1.420             189,226
                                                               2002      1.000           0.970                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      1.188           1.166             112,386
                                                               2004      1.169           1.188             117,045
                                                               2003      0.963           1.169             142,220
                                                               2002      1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      1.282           1.340              67,824
                                                               2004      1.267           1.282              63,650
                                                               2003      0.960           1.267              65,605
                                                               2002      1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.313           1.359           4,123,644
                                                               2004      1.253           1.313           5,900,463
                                                               2003      0.969           1.253           5,473,174
                                                               2002      1.000           0.969                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.212           1.243           4,066,974
                                                               2004      1.174           1.212           4,297,291
                                                               2003      0.980           1.174           4,077,904
                                                               2002      1.000           0.980                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.350           1.414           1,181,975
                                                               2004      1.245           1.350           1,205,980
                                                               2003      0.963           1.245             651,484
                                                               2002      1.000           0.963                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.280           1.303             540,577
                                                               2004      1.220           1.280             595,072
                                                               2003      0.962           1.220             464,788
                                                               2002      1.000           0.962                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      1.287           1.376              37,213
                                                               2004      1.229           1.287              37,900
                                                               2003      0.967           1.229              24,862
                                                               2002      1.000           0.967                  --

   Equity Income Portfolio (11/99)...........................  2005      1.335           1.372             502,032
                                                               2004      1.236           1.335             490,550
                                                               2003      0.958           1.236             442,757
                                                               2002      1.000           0.958                  --

   Large Cap Portfolio (11/99)...............................  2005      1.241           1.326              75,113
                                                               2004      1.185           1.241              76,344
                                                               2003      0.967           1.185              80,851
                                                               2002      1.000           0.967                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)....  2005      1.045           1.109                  --

   Managed Allocation Series: Conservative Portfolio (5/05)..  2005      1.000           1.020                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Managed Allocation Series: Moderate Portfolio (5/05).........  2005     1.000           1.054                   --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05).......................................................  2005     1.017           1.087                   --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05).............................................  2005     1.011           1.031                   --

Mercury Large Cap Core Portfolio (11/99).....................  2005     1.321           1.455                7,303
                                                               2004     1.159           1.321                1,129
                                                               2003     0.973           1.159                1,167
                                                               2002     1.000           0.973                   --

MFS Emerging Growth Portfolio (11/99)........................  2005     1.367           1.326                   --
                                                               2004     1.233           1.367              190,975
                                                               2003     0.971           1.233              185,439
                                                               2002     1.000           0.971                   --

MFS Mid Cap Growth Portfolio (6/02)..........................  2005     1.472           1.492              178,368
                                                               2004     1.313           1.472                   --
                                                               2003     0.974           1.313                   --
                                                               2002     1.000           0.974                   --

MFS Total Return Portfolio (11/99)...........................  2005     1.238           1.253            3,605,264
                                                               2004     1.130           1.238            3,726,016
                                                               2003     0.986           1.130            3,132,765
                                                               2002     1.000           0.986                   --

MFS Value Portfolio (5/04)...................................  2005     1.120           1.172               80,088
                                                               2004     0.972           1.120               38,582

Mondrian International Stock Portfolio (8/02)................  2005     1.441           1.551              199,351
                                                               2004     1.266           1.441              186,526
                                                               2003     1.001           1.266              159,369
                                                               2002     1.000           1.001                   --

Pioneer Fund Portfolio (5/03)................................  2005     1.327           1.383               66,766
                                                               2004     1.214           1.327               67,142
                                                               2003     1.000           1.214               81,924

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Pioneer Mid Cap Value Portfolio (6/05)....................  2005      1.000           1.039                  --

   Pioneer Strategic Income Portfolio (5/04).................  2005      1.093           1.114             235,763
                                                               2004      0.983           1.093               9,154

   Strategic Equity Portfolio (11/99)........................  2005      1.369           1.374              64,556
                                                               2004      1.263           1.369              64,556
                                                               2003      0.970           1.263              98,016
                                                               2002      1.000           0.970                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05).....  2005      1.000           1.114                  --

   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.110                  --

   Travelers Managed Income Portfolio (11/99)................  2005      1.093           1.090             890,274
                                                               2004      1.081           1.093             909,241
                                                               2003      1.014           1.081             746,549
                                                               2002      1.000           1.014                  --

   Van Kampen Enterprise Portfolio (11/99)...................  2005      1.219           1.292              90,759
                                                               2004      1.193           1.219              70,910
                                                               2003      0.966           1.193              63,188
                                                               2002      1.000           0.966                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.993           0.999             155,157
                                                               2004      0.998           0.993             214,266
                                                               2003      1.000           0.998              12,695

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      1.359           1.492           2,695,865
                                                               2004      1.258           1.359           2,681,084
                                                               2003      0.951           1.258           2,348,327
                                                               2002      1.000           0.951                  --

   Smith Barney High Income Portfolio (11/99)................  2005      1.372           1.384           1,236,584
                                                               2004      1.263           1.372           1,350,377
                                                               2003      1.007           1.263           1,324,955
                                                               2002      1.000           1.007                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)...................................................  2005     1.432           1.572                9,395
                                                               2004     1.235           1.432                9,395
                                                               2003     0.986           1.235                7,447
                                                               2002     1.000           0.986                   --

   Smith Barney Large Cap Value Portfolio (11/99)............  2005     1.322           1.385               65,360
                                                               2004     1.216           1.322               65,366
                                                               2003     0.969           1.216               50,490
                                                               2002     1.000           0.969                   --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)...................................................  2005     1.354           1.401              507,167
                                                               2004     1.373           1.354              692,951
                                                               2003     0.946           1.373            1,211,949
                                                               2002     1.000           0.946                   --

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005     1.353           1.441              517,999
                                                               2004     1.246           1.353              594,928
                                                               2003     0.977           1.246              637,653
                                                               2002     1.000           0.977                   --

   Smith Barney Money Market Portfolio (11/99)...............  2005     0.981           0.992              435,996
                                                               2004     0.989           0.981              554,324
                                                               2003     1.000           0.989              409,539
                                                               2002     1.000           1.000                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005     1.264           1.342              105,175
                                                               2004     1.201           1.264              113,104
                                                               2003     0.960           1.201              108,743
                                                               2002     1.000           0.960                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005     1.546           1.595              685,456
                                                               2004     1.360           1.546              380,202
                                                               2003     0.975           1.360              839,937
                                                               2002     1.000           0.975                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.419           1.630             462,836
                                                               2004      1.251           1.419             394,970
                                                               2003      0.992           1.251             351,457
                                                               2002      1.000           0.992                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.643           1.907             505,427
                                                               2004      1.341           1.643             365,016
                                                               2003      0.986           1.341             297,852
                                                               2002      1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.121           1.302              57,366
                                                               2004      0.954           1.121              46,565
                                                               2003      0.777           0.954                  --
                                                               2002      0.877           0.777                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005      0.794           0.824                  --
                                                               2004      0.764           0.794                  --
                                                               2003      0.621           0.764                  --
                                                               2002      0.907           0.621                  --
                                                               2001      1.000           0.907                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.116           1.147               5,534
                                                               2004      1.021           1.116               5,534
                                                               2003      0.786           1.021               7,774
                                                               2002      1.000           0.786                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      0.776           0.876                  --
                                                               2004      0.729           0.776                  --
                                                               2003      0.601           0.729                  --
                                                               2002      0.885           0.601                  --
                                                               2001      1.000           0.885                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.110           1.244             262,928
                                                               2004      0.995           1.110             193,859
                                                               2003      0.749           0.995              44,490
                                                               2002      0.893           0.749              28,091
                                                               2001      1.000           0.893              24,696

   Growth Fund -- Class 2 Shares (11/99).....................  2005      0.961           1.097             649,471
                                                               2004      0.869           0.961             573,303
                                                               2003      0.647           0.869             282,266
                                                               2002      0.871           0.647             273,031
                                                               2001      1.000           0.871             140,369

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005     1.084           1.127              629,208
                                                               2004     0.999           1.084              592,766
                                                               2003     0.768           0.999              346,058
                                                               2002     0.957           0.768              234,659
                                                               2001     1.000           0.957              115,327

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005     1.623           1.709               87,314
                                                               2004     1.257           1.623               24,865
                                                               2003     0.954           1.257                   --
                                                               2002     1.047           0.954                   --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005     1.205           1.305               11,937
                                                               2004     1.074           1.205                  692
                                                               2003     1.000           1.074                   --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005     1.203           1.302                5,851
                                                               2004     1.067           1.203                5,851
                                                               2003     1.000           1.067                   --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005     0.984           1.033                   --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005     0.962           0.991               60,977
                                                               2004     0.878           0.962               60,977
                                                               2003     0.651           0.878               60,977
                                                               2002     0.929           0.651               63,749
                                                               2001     1.000           0.929               63,749

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)....  2005     1.147           1.246               87,293
                                                               2004     1.036           1.147               51,019
                                                               2003     0.843           1.036                   --
                                                               2002     1.000           0.843                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.770           2.217              26,621
                                                               2004      1.444           1.770               2,155
                                                               2003      1.000           1.444                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.082           1.172              61,169
                                                               2004      0.929           1.082              77,269
                                                               2003      0.715           0.929              77,269
                                                               2002      0.894           0.715              77,269
                                                               2001      1.000           0.894             142,176

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005      1.169           1.251             248,697
                                                               2004      1.026           1.169             179,247
                                                               2003      0.790           1.026              34,635
                                                               2002      0.831           0.790                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      0.994           1.019             421,012
                                                               2004      0.930           0.994             428,532
                                                               2003      0.760           0.930             434,776
                                                               2002      0.937           0.760             180,254
                                                               2001      1.000           0.937             131,084

   Diversified Strategic Income Portfolio (11/99)............  2005      1.181           1.190             100,103
                                                               2004      1.126           1.181             100,103
                                                               2003      1.025           1.126             100,103
                                                               2002      0.995           1.025              96,368
                                                               2001      1.000           0.995              70,809

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      0.946           0.969              85,338
                                                               2004      0.873           0.946              70,424
                                                               2003      0.695           0.873                  --
                                                               2002      0.912           0.695                  --
                                                               2001      1.000           0.912                  --

   Fundamental Value Portfolio (12/99).......................  2005      1.025           1.056             405,141
                                                               2004      0.964           1.025             405,223
                                                               2003      0.708           0.964             406,144

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Fundamental Value Portfolio  (continued)..................  2002      0.915           0.708             248,650
                                                               2001      1.000           0.915             112,362

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      0.869           0.957                  --
                                                               2004      0.734           0.869                  --
                                                               2003      0.554           0.734                  --
                                                               2002      0.785           0.554                  --
                                                               2001      1.000           0.785                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.505           1.538              16,559
                                                               2004      1.333           1.505               4,699
                                                               2003      1.000           1.333                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.374           1.394              19,911
                                                               2004      1.242           1.374              19,918
                                                               2003      1.000           1.242                  --

   Mid-Cap Value Portfolio (5/03)............................  2005      1.532           1.629              68,305
                                                               2004      1.257           1.532              57,869
                                                               2003      1.000           1.257                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.119           1.122             119,102
                                                               2004      1.045           1.119              53,989
                                                               2003      1.000           1.045                  --

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.187           1.195             507,386
                                                               2004      1.151           1.187             473,378
                                                               2003      1.115           1.151             311,064
                                                               2002      1.041           1.115             172,708
                                                               2001      1.000           1.041              68,142

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
  (6/01).....................................................  2005      0.772           0.813                  --
                                                               2004      0.730           0.772                  --
                                                               2003      0.563           0.730                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (continued)...............................................  2002      0.813           0.563                  --
                                                               2001      1.000           0.813                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.046           1.153             153,053
                                                               2004      0.916           1.046             140,081
                                                               2003      0.725           0.916              97,804
                                                               2002      0.897           0.725             102,304
                                                               2001      1.000           0.897              16,745

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.507           1.585              63,741
                                                               2004      1.215           1.507              50,198
                                                               2003      0.826           1.215              16,949
                                                               2002      1.029           0.826               3,058
                                                               2001      1.000           1.029                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.006           1.029             144,661
                                                               2004      0.946           1.006             173,299
                                                               2003      0.692           0.946              96,506
                                                               2002      0.940           0.692              99,440
                                                               2001      1.000           0.940              95,599

   Investors Fund -- Class I (11/99).........................  2005      0.991           1.038             264,206
                                                               2004      0.914           0.991             249,886
                                                               2003      0.703           0.914             178,682
                                                               2002      0.929           0.703             180,225
                                                               2001      1.000           0.929             180,225

   Small Cap Growth Fund -- Class I (11/99)..................  2005      0.990           1.021             124,171
                                                               2004      0.875           0.990             117,830
                                                               2003      0.598           0.875              84,031
                                                               2002      0.933           0.598              15,870
                                                               2001      1.000           0.933                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      0.805           0.790                  --
                                                               2004      0.793           0.805                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Dividend Strategy Portfolio  (continued).....  2003      0.653           0.793                  --
                                                               2002      0.898           0.653                  --
                                                               2001      1.000           0.898                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      0.873           0.912                  --
                                                               2004      0.864           0.873                  --
                                                               2003      0.655           0.864                  --
                                                               2002      0.910           0.655                  --
                                                               2001      1.000           0.910                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.435           1.485              85,622
                                                               2004      1.370           1.435              85,622
                                                               2003      1.060           1.370              47,472
                                                               2002      1.000           1.060              12,304

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.283           1.314                  --
                                                               2004      1.243           1.283                  --
                                                               2003      1.037           1.243                  --
                                                               2002      1.000           1.037                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.503           1.574                  --
                                                               2004      1.388           1.503                  --
                                                               2003      1.073           1.388                  --
                                                               2002      1.000           1.073                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.421           1.446                  --
                                                               2004      1.354           1.421                  --
                                                               2003      1.068           1.354                  --
                                                               2002      1.000           1.068                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      0.877           0.938               7,374
                                                               2004      0.838           0.877               7,395
                                                               2003      0.660           0.838               7,409

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   AIM Capital Appreciation Portfolio  (continued)...........  2002      0.882           0.660               2,329
                                                               2001      1.000           0.882                  --

   Equity Income Portfolio (11/99)...........................  2005      1.102           1.132             123,450
                                                               2004      1.021           1.102             130,364
                                                               2003      0.792           1.021              30,906
                                                               2002      0.936           0.792              14,899
                                                               2001      1.000           0.936                  --

   Large Cap Portfolio (11/99)...............................  2005      0.856           0.914              82,606
                                                               2004      0.818           0.856              66,923
                                                               2003      0.668           0.818               4,899
                                                               2002      0.880           0.668                  --
                                                               2001      1.000           0.880                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)....  2005      1.045           1.109                  --

   Managed Allocation Series: Conservative Portfolio (5/05)..  2005      1.000           1.020                  --

   Managed Allocation Series: Moderate Portfolio (5/05)......  2005      1.000           1.054                  --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)....................................................  2005      1.017           1.087              48,151

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)..........................................  2005      1.011           1.030                  --

   Mercury Large Cap Core Portfolio (11/99)..................  2005      0.861           0.948               1,237
                                                               2004      0.756           0.861               1,294
                                                               2003      0.635           0.756                  --
                                                               2002      0.863           0.635                  --
                                                               2001      1.000           0.863                  --

   MFS Emerging Growth Portfolio (11/99).....................  2005      0.759           0.736                  --
                                                               2004      0.685           0.759                  --
                                                               2003      0.540           0.685                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
MFS Emerging Growth Portfolio  (continued)...................  2002      0.835           0.540                  --
                                                               2001      1.000           0.835                  --

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      0.829           0.840              68,041
                                                               2004      0.740           0.829              58,073
                                                               2003      0.549           0.740                  --
                                                               2002      0.626           0.549                  --

MFS Total Return Portfolio (11/99)...........................  2005      1.137           1.150             399,510
                                                               2004      1.038           1.137             406,698
                                                               2003      0.906           1.038              30,718
                                                               2002      0.973           0.906              23,468
                                                               2001      1.000           0.973              19,775

MFS Value Portfolio (5/04)...................................  2005      1.120           1.171              21,492
                                                               2004      0.972           1.120              21,044

Mondrian International Stock Portfolio (8/02)................  2005      1.212           1.305              49,849
                                                               2004      1.066           1.212              37,016
                                                               2003      0.843           1.066                  --
                                                               2002      0.845           0.843                  --

Pioneer Fund Portfolio (5/03)................................  2005      1.326           1.381              22,198
                                                               2004      1.214           1.326              16,831
                                                               2003      1.000           1.214                  --

Pioneer Mid Cap Value Portfolio (6/05).......................  2005      1.000           1.039                  --

Pioneer Strategic Income Portfolio (5/04)....................  2005      1.093           1.114              18,943
                                                               2004      0.983           1.093               2,053

Strategic Equity Portfolio (11/99)...........................  2005      0.782           0.784              19,256
                                                               2004      0.722           0.782              51,790
                                                               2003      0.554           0.722              51,790
                                                               2002      0.849           0.554              51,790
                                                               2001      1.000           0.849              51,817

Style Focus Series: Small Cap Growth Portfolio (5/05)........  2005      1.000           1.114               2,967

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.110               5,889

   Travelers Managed Income Portfolio (11/99)................  2005      1.089           1.084              27,792
                                                               2004      1.077           1.089              27,798
                                                               2003      1.011           1.077              27,799
                                                               2002      1.007           1.011              25,853
                                                               2001      1.000           1.007               8,585

   Van Kampen Enterprise Portfolio (11/99)...................  2005      0.807           0.854               2,249
                                                               2004      0.790           0.807               2,256
                                                               2003      0.640           0.790               2,263
                                                               2002      0.922           0.640               2,271
                                                               2001      1.000           0.922                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.992           0.998             110,118
                                                               2004      0.998           0.992             139,310
                                                               2003      1.000           0.998                  --

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      0.862           0.946             208,454
                                                               2004      0.798           0.862             208,538
                                                               2003      0.604           0.798             209,506
                                                               2002      0.912           0.604             215,216
                                                               2001      1.000           0.912             192,938

   Smith Barney High Income Portfolio (11/99)................  2005      1.204           1.214             103,186
                                                               2004      1.109           1.204             106,086
                                                               2003      0.885           1.109             112,653
                                                               2002      0.931           0.885                  --
                                                               2001      1.000           0.931                  --

   Smith Barney International All Cap Growth Portfolio
   (11/99)...................................................  2005      0.876           0.961                  --
                                                               2004      0.756           0.876                  --
                                                               2003      0.604           0.756                  --
                                                               2002      0.827           0.604                  --
                                                               2001      1.000           0.827                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Large Cap Value Portfolio (11/99)............  2005      0.906           0.948             222,787
                                                               2004      0.833           0.906             222,787
                                                               2003      0.664           0.833             217,414
                                                               2002      0.906           0.664             202,982
                                                               2001      1.000           0.906             150,466

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)...................................................  2005      0.975           1.008             338,710
                                                               2004      0.989           0.975             338,783
                                                               2003      0.682           0.989             339,703
                                                               2002      0.922           0.682             336,318
                                                               2001      1.000           0.922             281,273

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.020           1.085              81,800
                                                               2004      0.940           1.020              83,823
                                                               2003      0.737           0.940              86,510
                                                               2002      0.927           0.737              31,019
                                                               2001      1.000           0.927              32,142

   Smith Barney Money Market Portfolio (11/99)...............  2005      0.981           0.991             192,586
                                                               2004      0.989           0.981             198,429
                                                               2003      1.000           0.989             207,678
                                                               2002      1.005           1.000             361,877
                                                               2001      1.000           1.005              53,099

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      0.738           0.783              42,070
                                                               2004      0.702           0.738              42,070
                                                               2003      0.561           0.702              42,070
                                                               2002      0.845           0.561              42,070
                                                               2001      1.000           0.845              42,070

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.083           1.116              13,465
                                                               2004      0.953           1.083              15,552
                                                               2003      0.683           0.953              15,043
                                                               2002      0.935           0.683                  --
                                                               2001      1.000           0.935                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.199           1.376              66,756
                                                               2004      1.057           1.199              66,756
                                                               2003      0.838           1.057              66,766
                                                               2002      0.942           0.838              11,789
                                                               2001      1.000           0.942                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.422           1.650              95,919
                                                               2004      1.161           1.422              80,189
                                                               2003      0.855           1.161              29,607
                                                               2002      1.000           0.855               4,541

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.395           1.619                  --
                                                               2004      1.188           1.395                  --
                                                               2003      0.968           1.188                  --
                                                               2002      1.000           0.968                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005      1.229           1.276                  --
                                                               2004      1.183           1.229                  --
                                                               2003      0.963           1.183                  --
                                                               2002      1.000           0.963                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.362           1.399             201,404
                                                               2004      1.247           1.362             191,790
                                                               2003      0.960           1.247             121,107
                                                               2002      1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      1.222           1.378              68,886
                                                               2004      1.148           1.222              57,483
                                                               2003      0.948           1.148              62,953
                                                               2002      1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.458           1.634           1,028,624
                                                               2004      1.308           1.458             908,508
                                                               2003      0.984           1.308             383,912
                                                               2002      1.000           0.984                  --

   Growth Fund -- Class 2 Shares (11/99).....................  2005      1.426           1.628           4,188,831
                                                               2004      1.291           1.426           3,582,448
                                                               2003      0.961           1.291           1,793,446
                                                               2002      1.000           0.961                  --

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.370           1.424           4,746,425
                                                               2004      1.263           1.370           4,229,398
                                                               2003      0.971           1.263           2,198,088
                                                               2002      1.000           0.971                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.708           1.798               9,462
                                                               2004      1.323           1.708                  --
                                                               2003      1.005           1.323                  --
                                                               2002      1.000           1.005                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.205           1.304              32,523
                                                               2004      1.074           1.205              16,661
                                                               2003      1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.203           1.301             271,147
                                                               2004      1.067           1.203              67,521
                                                               2003      1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005      0.984           1.033              12,531

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      1.430           1.472             541,022
                                                               2004      1.306           1.430             735,045
                                                               2003      0.969           1.306             359,119
                                                               2002      1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)....  2005      1.352           1.468           1,563,879
                                                               2004      1.222           1.352           1,382,507
                                                               2003      0.994           1.222             708,807
                                                               2002      1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.769           2.214             204,460
                                                               2004      1.444           1.769             151,001
                                                               2003      1.000           1.444              35,449

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.495           1.618             927,681
                                                               2004      1.284           1.495             919,386

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)...............................................  2003      0.989           1.284             455,252
                                                               2002      1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005      1.444           1.544             353,924
                                                               2004      1.267           1.444              56,273
                                                               2003      0.977           1.267                  --
                                                               2002      1.000           0.977                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      1.277           1.308           2,044,029
                                                               2004      1.195           1.277           2,070,972
                                                               2003      0.977           1.195           1,334,981
                                                               2002      1.000           0.977                  --

   Diversified Strategic Income Portfolio (11/99)............  2005      1.162           1.171           1,496,894
                                                               2004      1.109           1.162           1,466,712
                                                               2003      1.010           1.109             471,173
                                                               2002      1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      1.314           1.345             773,077
                                                               2004      1.213           1.314             823,098
                                                               2003      0.967           1.213             656,853
                                                               2002      1.000           0.967                  --

   Fundamental Value Portfolio (12/99).......................  2005      1.398           1.439           1,808,226
                                                               2004      1.315           1.398           1,748,477
                                                               2003      0.966           1.315             729,529
                                                               2002      1.000           0.966                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      1.540           1.694             104,251
                                                               2004      1.301           1.540              91,311
                                                               2003      0.983           1.301              46,880
                                                               2002      1.000           0.983                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.503           1.536             123,610
                                                               2004      1.332           1.503             123,836
                                                               2003      1.000           1.332              34,796

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.373           1.393             342,236
                                                               2004      1.241           1.373             350,674
                                                               2003      1.000           1.241              99,878

   Mid-Cap Value Portfolio (5/03)............................  2005      1.531           1.627             798,533
                                                               2004      1.256           1.531             531,677
                                                               2003      1.000           1.256             241,209

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.118           1.121           1,419,418
                                                               2004      1.045           1.118           1,059,453
                                                               2003      1.000           1.045             468,570

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.075           1.082           4,934,006
                                                               2004      1.044           1.075           4,003,506
                                                               2003      1.012           1.044           2,297,428
                                                               2002      1.000           1.012                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)....................................................  2005      1.313           1.383                  --
                                                               2004      1.242           1.313                  --
                                                               2003      0.958           1.242                  --
                                                               2002      1.000           0.958                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.433           1.579             159,358
                                                               2004      1.255           1.433             146,305
                                                               2003      0.994           1.255             135,327
                                                               2002      1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.780           1.871             303,166
                                                               2004      1.436           1.780             265,027

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)...............................................  2003     0.977           1.436              128,328
                                                               2002     1.000           0.977                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005     1.395           1.425              281,771
                                                               2004     1.311           1.395              483,449
                                                               2003     0.960           1.311              104,794
                                                               2002     1.000           0.960                   --

   Investors Fund -- Class I (11/99).........................  2005     1.351           1.413              892,675
                                                               2004     1.246           1.351            1,033,845
                                                               2003     0.959           1.246              604,358
                                                               2002     1.000           0.959                   --

   Small Cap Growth Fund -- Class I (11/99)..................  2005     1.604           1.652              654,782
                                                               2004     1.418           1.604              375,905
                                                               2003     0.970           1.418              134,020
                                                               2002     1.000           0.970                   --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005     1.186           1.163              186,265
                                                               2004     1.168           1.186              185,955
                                                               2003     0.963           1.168               41,999
                                                               2002     1.000           0.963                   --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005     1.279           1.336              145,542
                                                               2004     1.266           1.279              146,486
                                                               2003     0.960           1.266               85,206
                                                               2002     1.000           0.960                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005     1.311           1.355           10,685,207
                                                               2004     1.251           1.311           12,142,327
                                                               2003     0.969           1.251            5,104,421
                                                               2002     1.000           0.969                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.210           1.239           8,475,252
                                                               2004      1.173           1.210           8,732,766
                                                               2003      0.980           1.173           2,620,742
                                                               2002      1.000           0.980                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.347           1.410           2,281,382
                                                               2004      1.244           1.347           2,204,915
                                                               2003      0.963           1.244             937,751
                                                               2002      1.000           0.963                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.277           1.299           1,277,306
                                                               2004      1.218           1.277           1,383,105
                                                               2003      0.962           1.218           1,038,728
                                                               2002      1.000           0.962                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      1.285           1.372              57,256
                                                               2004      1.228           1.285              67,248
                                                               2003      0.967           1.228              12,960
                                                               2002      1.000           0.967                  --

   Equity Income Portfolio (11/99)...........................  2005      1.333           1.367             739,237
                                                               2004      1.235           1.333             697,678
                                                               2003      0.958           1.235             420,300
                                                               2002      1.000           0.958                  --

   Large Cap Portfolio (11/99)...............................  2005      1.238           1.322             112,174
                                                               2004      1.184           1.238             107,747
                                                               2003      0.967           1.184              13,039
                                                               2002      1.000           0.967                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)....  2005      1.045           1.108              42,187

   Managed Allocation Series: Conservative Portfolio (5/05)..  2005      1.000           1.019                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Managed Allocation Series: Moderate Portfolio (5/05).........  2005      1.000           1.053                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05).......................................................  2005      1.017           1.086                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05).............................................  2005      1.011           1.030                  --

Mercury Large Cap Core Portfolio (11/99).....................  2005      1.318           1.451               6,559
                                                               2004      1.158           1.318               6,559
                                                               2003      0.973           1.158                  --
                                                               2002      1.000           0.973                  --

MFS Emerging Growth Portfolio (11/99)........................  2005      1.364           1.323                  --
                                                               2004      1.232           1.364              30,289
                                                               2003      0.971           1.232               3,309
                                                               2002      1.000           0.971                  --

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      1.469           1.487              34,935
                                                               2004      1.311           1.469                  --
                                                               2003      0.974           1.311                  --
                                                               2002      1.000           0.974                  --

MFS Total Return Portfolio (11/99)...........................  2005      1.235           1.249           2,706,346
                                                               2004      1.128           1.235           2,697,138
                                                               2003      0.986           1.128           1,750,171
                                                               2002      1.000           0.986                  --

MFS Value Portfolio (5/04)...................................  2005      1.119           1.170             195,916
                                                               2004      0.972           1.119              33,798

Mondrian International Stock Portfolio (8/02)................  2005      1.438           1.547             310,106
                                                               2004      1.265           1.438             269,110
                                                               2003      1.001           1.265             118,417
                                                               2002      1.000           1.001                  --

Pioneer Fund Portfolio (5/03)................................  2005      1.325           1.379             254,789
                                                               2004      1.214           1.325             233,449
                                                               2003      1.000           1.214              48,343

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Pioneer Mid Cap Value Portfolio (6/05)....................  2005      1.000           1.038                  --

   Pioneer Strategic Income Portfolio (5/04).................  2005      1.093           1.113             109,535
                                                               2004      0.983           1.093              26,810

   Strategic Equity Portfolio (11/99)........................  2005      1.366           1.369             193,082
                                                               2004      1.262           1.366             192,631
                                                               2003      0.970           1.262             127,144
                                                               2002      1.000           0.970                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05).....  2005      1.000           1.114                  --

   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.109                  --

   Travelers Managed Income Portfolio (11/99)................  2005      1.091           1.086           1,302,811
                                                               2004      1.080           1.091           1,289,692
                                                               2003      1.014           1.080             790,555
                                                               2002      1.000           1.014                  --

   Van Kampen Enterprise Portfolio (11/99)...................  2005      1.216           1.288              77,258
                                                               2004      1.192           1.216              69,397
                                                               2003      0.966           1.192              40,559
                                                               2002      1.000           0.966                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.992           0.997             641,023
                                                               2004      0.998           0.992             644,827
                                                               2003      1.000           0.998               5,223

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      1.357           1.488           3,487,678
                                                               2004      1.256           1.357           3,283,811
                                                               2003      0.951           1.256           1,755,981
                                                               2002      1.000           0.951                  --

   Smith Barney High Income Portfolio (11/99)................  2005      1.369           1.379           1,691,436
                                                               2004      1.262           1.369           1,662,110
                                                               2003      1.007           1.262             908,907
                                                               2002      1.000           1.007                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)...................................................  2005      1.429           1.568              11,630
                                                               2004      1.234           1.429              11,630
                                                               2003      0.986           1.234               7,224
                                                               2002      1.000           0.986                  --

   Smith Barney Large Cap Value Portfolio (11/99)............  2005      1.320           1.380              98,357
                                                               2004      1.215           1.320              99,440
                                                               2003      0.969           1.215              96,595
                                                               2002      1.000           0.969                  --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)...................................................  2005      1.352           1.397             928,452
                                                               2004      1.371           1.352             946,838
                                                               2003      0.946           1.371           1,093,263
                                                               2002      1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.350           1.436             970,420
                                                               2004      1.245           1.350           1,033,509
                                                               2003      0.977           1.245             501,371
                                                               2002      1.000           0.977                  --

   Smith Barney Money Market Portfolio (11/99)...............  2005      0.979           0.989             252,365
                                                               2004      0.988           0.979             336,172
                                                               2003      1.000           0.988             690,701
                                                               2002      1.000           1.000                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      1.262           1.338             181,895
                                                               2004      1.200           1.262             186,218
                                                               2003      0.960           1.200             127,413
                                                               2002      1.000           0.960                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.543           1.590             738,002
                                                               2004      1.359           1.543             379,908
                                                               2003      0.975           1.359             631,718
                                                               2002      1.000           0.975                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.416           1.625             437,299
                                                               2004      1.250           1.416             289,961
                                                               2003      0.992           1.250             168,572
                                                               2002      1.000           0.992                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.640           1.901           1,361,857
                                                               2004      1.339           1.640           1,256,137
                                                               2003      0.986           1.339             815,759
                                                               2002      1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.117           1.297             200,941
                                                               2004      0.952           1.117             274,552
                                                               2003      0.777           0.952             276,632
                                                               2002      0.877           0.777             223,435

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005      0.997           1.034             306,578
                                                               2004      0.960           0.997             445,049
                                                               2003      0.782           0.960             443,311
                                                               2002      1.142           0.782             326,594
                                                               2001      1.000           1.142              72,644

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.113           1.143           1,135,267
                                                               2004      1.019           1.113           1,187,584
                                                               2003      0.786           1.019           1,180,761
                                                               2002      0.980           0.786             442,063

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      1.034           1.166             244,221
                                                               2004      0.973           1.034             458,633
                                                               2003      0.803           0.973             483,364
                                                               2002      1.183           0.803             440,010
                                                               2001      1.000           1.183              25,673

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.473           1.649           1,914,049
                                                               2004      1.322           1.473           1,965,953
                                                               2003      0.995           1.322           1,577,762
                                                               2002      1.188           0.995             579,448
                                                               2001      1.000           1.188              53,009

   Growth Fund -- Class 2 Shares (11/99).....................  2005      1.362           1.553           6,908,813
                                                               2004      1.233           1.362           7,498,271
                                                               2003      0.918           1.233           6,289,036

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Growth Fund -- Class 2 Shares  (continued)................  2002      1.238           0.918           2,672,503
                                                               2001      1.000           1.238             328,550

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.291           1.341           6,617,005
                                                               2004      1.191           1.291           7,869,519
                                                               2003      0.916           1.191           6,886,746
                                                               2002      1.143           0.916           3,517,428
                                                               2001      1.000           1.143             483,056

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.618           1.703             399,140
                                                               2004      1.255           1.618             534,356
                                                               2003      0.953           1.255             420,706
                                                               2002      1.046           0.953             169,208

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.204           1.302              60,422
                                                               2004      1.074           1.204              34,482
                                                               2003      0.996           1.074               5,122

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.202           1.299             117,915
                                                               2004      1.067           1.202              26,373
                                                               2003      1.016           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005      0.984           1.032             156,613

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      1.267           1.303             683,312
                                                               2004      1.158           1.267             909,411
                                                               2003      0.859           1.158             907,594
                                                               2002      1.228           0.859             479,572
                                                               2001      1.000           1.228              19,240

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)....  2005      1.144           1.242           1,734,260
                                                               2004      1.035           1.144           1,999,529

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Mutual Shares Securities Fund -- Class 2 Shares
   (continued)...............................................  2003      0.842           1.035           1,608,369
                                                               2002      0.999           0.842             719,789

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.767           2.211             838,387
                                                               2004      1.444           1.767             538,483
                                                               2003      1.000           1.444              73,437

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.369           1.481           2,258,919
                                                               2004      1.177           1.369           1,963,706
                                                               2003      0.907           1.177           1,293,188
                                                               2002      1.134           0.907             589,742
                                                               2001      1.000           1.134              29,133

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005      1.166           1.246             439,470
                                                               2004      1.024           1.166             662,918
                                                               2003      0.789           1.024             314,762
                                                               2002      0.831           0.789             130,925

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      1.202           1.231           2,572,298
                                                               2004      1.125           1.202           3,204,167
                                                               2003      0.920           1.125           3,133,227
                                                               2002      1.137           0.920           1,845,981
                                                               2001      1.000           1.137             203,714

   Diversified Strategic Income Portfolio (11/99)............  2005      1.197           1.205           1,348,770
                                                               2004      1.142           1.197           1,817,440
                                                               2003      1.041           1.142           1,747,167
                                                               2002      1.012           1.041             662,115
                                                               2001      1.000           1.012             523,138

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      1.180           1.208           1,239,450
                                                               2004      1.091           1.180           2,117,905
                                                               2003      0.870           1.091           2,036,010
                                                               2002      1.141           0.870             903,725
                                                               2001      1.000           1.141              46,322

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Fundamental Value Portfolio (12/99).......................  2005      1.310           1.347           4,177,163
                                                               2004      1.233           1.310           5,355,555
                                                               2003      0.906           1.233           4,860,962
                                                               2002      1.173           0.906           3,156,979
                                                               2001      1.000           1.173             387,824

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      1.279           1.406              90,671
                                                               2004      1.081           1.279             158,448
                                                               2003      0.817           1.081             160,435
                                                               2002      1.158           0.817             125,487
                                                               2001      1.000           1.158              17,376

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.502           1.534             237,592
                                                               2004      1.332           1.502             247,135
                                                               2003      1.018           1.332              80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.372           1.391             395,149
                                                               2004      1.241           1.372             374,495
                                                               2003      1.021           1.241             244,664

   Mid-Cap Value Portfolio (5/03)............................  2005      1.529           1.625             961,887
                                                               2004      1.256           1.529             710,264
                                                               2003      1.012           1.256             316,447

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.117           1.119           1,495,964
                                                               2004      1.045           1.117           2,231,285
                                                               2003      1.002           1.045           1,039,141

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.140           1.146          10,573,072
                                                               2004      1.107           1.140          14,158,270
                                                               2003      1.074           1.107          14,489,686
                                                               2002      1.003           1.074           8,698,076
                                                               2001      1.000           1.003             284,980

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)....................................................  2005      1.167           1.228              84,952
                                                               2004      1.105           1.167             165,358
                                                               2003      0.853           1.105             176,949
                                                               2002      1.233           0.853             126,575
                                                               2001      1.000           1.233              19,152

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.323           1.458             375,153
                                                               2004      1.160           1.323             516,700
                                                               2003      0.919           1.160             603,425
                                                               2002      1.138           0.919             285,369
                                                               2001      1.000           1.138              52,475

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.783           1.874             844,247
                                                               2004      1.439           1.783           1,134,138
                                                               2003      0.980           1.439           1,081,087
                                                               2002      1.221           0.980             712,422
                                                               2001      1.000           1.221              16,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.204           1.229           2,575,093
                                                               2004      1.132           1.204           3,132,904
                                                               2003      0.829           1.132           2,830,329
                                                               2002      1.127           0.829           1,972,141
                                                               2001      1.000           1.127             277,708

   Investors Fund -- Class I (11/99).........................  2005      1.205           1.261           1,173,271
                                                               2004      1.112           1.205           1,380,340
                                                               2003      0.856           1.112             997,741
                                                               2002      1.134           0.856             806,373
                                                               2001      1.000           1.134              76,156

   Small Cap Growth Fund -- Class I (11/99)..................  2005      1.329           1.369             983,324
                                                               2004      1.176           1.329           1,076,083
                                                               2003      0.805           1.176           1,094,670
                                                               2002      1.255           0.805             354,038
                                                               2001      1.000           1.255               3,283

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      1.008           0.988             275,476
                                                               2004      0.993           1.008             282,385
                                                               2003      0.819           0.993             237,783
                                                               2002      1.128           0.819              29,741
                                                               2001      1.000           1.128              29,747

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      1.146           1.196             774,217
                                                               2004      1.135           1.146             819,997
                                                               2003      0.861           1.135             822,579
                                                               2002      1.198           0.861             536,721
                                                               2001      1.000           1.198               1,868

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.432           1.480           5,606,393
                                                               2004      1.368           1.432           6,521,502
                                                               2003      1.060           1.368           5,312,500
                                                               2002      0.976           1.060             964,512

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.280           1.310           6,280,057
                                                               2004      1.242           1.280           6,827,909
                                                               2003      1.037           1.242           5,886,565
                                                               2002      0.987           1.037             849,098

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.500           1.569           2,589,383
                                                               2004      1.386           1.500           2,421,419
                                                               2003      1.073           1.386             374,914
                                                               2002      1.041           1.073              74,562

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.417           1.441             442,064
                                                               2004      1.353           1.417             491,432
                                                               2003      1.068           1.353             261,444
                                                               2002      1.067           1.068              54,967

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      1.196           1.277             434,982
                                                               2004      1.144           1.196             595,498
                                                               2003      0.901           1.144             327,479
                                                               2002      1.206           0.901              82,566
                                                               2001      1.000           1.206               3,553

   Equity Income Portfolio (11/99)...........................  2005      1.326           1.360           2,251,835
                                                               2004      1.229           1.326           2,433,328
                                                               2003      0.955           1.229           1,969,032
                                                               2002      1.130           0.955             718,818
                                                               2001      1.000           1.130              27,813

   Large Cap Portfolio (11/99)...............................  2005      1.103           1.177           1,103,383
                                                               2004      1.055           1.103             915,748
                                                               2003      0.862           1.055             794,841
                                                               2002      1.138           0.862             226,191
                                                               2001      1.000           1.138              36,628

   Managed Allocation Series: Aggressive Portfolio (6/05)....  2005      1.045           1.108                  --

   Managed Allocation Series: Conservative Portfolio (5/05)..  2005      1.000           1.019              86,058

   Managed Allocation Series: Moderate Portfolio (5/05)......  2005      1.000           1.053              78,054

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)....................................................  2005      1.017           1.086           3,561,326

   Managed Allocation Series: Moderate-Conservative

   Portfolio (8/05)..........................................  2005      1.011           1.030                  --

   Mercury Large Cap Core Portfolio (11/99)..................  2005      1.145           1.259             194,233
                                                               2004      1.006           1.145             273,915
                                                               2003      0.846           1.006             172,694
                                                               2002      1.151           0.846             159,360
                                                               2001      1.000           1.151                 614

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
MFS Emerging Growth Portfolio (11/99)........................  2005      1.104           1.070                  --
                                                               2004      0.997           1.104             424,267
                                                               2003      0.787           0.997             275,657
                                                               2002      1.219           0.787             179,610
                                                               2001      1.000           1.219               4,324

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      0.827           0.837           1,016,433
                                                               2004      0.738           0.827             768,481
                                                               2003      0.549           0.738             783,843
                                                               2002      0.626           0.549             222,429

MFS Total Return Portfolio (11/99)...........................  2005      1.258           1.271           9,648,193
                                                               2004      1.150           1.258          10,625,367
                                                               2003      1.005           1.150           9,375,765
                                                               2002      1.081           1.005           4,154,038
                                                               2001      1.000           1.081             348,528

MFS Value Portfolio (5/04)...................................  2005      1.119           1.169             108,277
                                                               2004      0.972           1.119                  --

Mondrian International Stock Portfolio (8/02)................  2005      1.209           1.300             424,780
                                                               2004      1.064           1.209             404,686
                                                               2003      0.843           1.064             261,140
                                                               2002      0.845           0.843              35,971

Pioneer Fund Portfolio (5/03)................................  2005      1.324           1.377              25,462
                                                               2004      1.213           1.324              30,145
                                                               2003      1.022           1.213              22,941

Pioneer Mid Cap Value Portfolio (6/05).......................  2005      1.000           1.038                 209

Pioneer Strategic Income Portfolio (5/04)....................  2005      1.092           1.112             176,162
                                                               2004      0.983           1.092               7,354

Strategic Equity Portfolio (11/99)...........................  2005      1.054           1.056             738,970
                                                               2004      0.974           1.054             840,779
                                                               2003      0.749           0.974             875,861
                                                               2002      1.148           0.749             654,693
                                                               2001      1.000           1.148             122,403

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05).....  2005      1.000           1.113                  --

   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.109                  --

   Travelers Managed Income Portfolio (11/99)................  2005      1.057           1.052           2,208,312
                                                               2004      1.047           1.057           3,414,689
                                                               2003      0.984           1.047           4,096,730
                                                               2002      0.981           0.984           2,197,709
                                                               2001      1.000           0.981              86,039

   Van Kampen Enterprise Portfolio (11/99)...................  2005      1.041           1.102             216,442
                                                               2004      1.021           1.041             216,807
                                                               2003      0.828           1.021              65,519
                                                               2002      1.194           0.828              50,164
                                                               2001      1.000           1.194                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.991           0.996             453,573
                                                               2004      0.998           0.991             429,944
                                                               2003      1.000           0.998             109,660

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      1.143           1.253           4,973,640
                                                               2004      1.059           1.143           6,336,022
                                                               2003      0.802           1.059           6,029,951
                                                               2002      1.213           0.802           3,744,111
                                                               2001      1.000           1.213             395,035

   Smith Barney High Income Portfolio (11/99)................  2005      1.337           1.347           2,011,733
                                                               2004      1.234           1.337           2,626,527
                                                               2003      0.985           1.234           2,202,057
                                                               2002      1.037           0.985             807,357
                                                               2001      1.000           1.037              54,303

   Smith Barney International All Cap Growth Portfolio
   (11/99)...................................................  2005      1.234           1.354             410,909
                                                               2004      1.067           1.234             311,483
                                                               2003      0.853           1.067             329,999

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney International All Cap Growth Portfolio
   (continued)...............................................  2002      1.169           0.853           2,340,496
                                                               2001      1.000           1.169                  --

   Smith Barney Large Cap Value Portfolio (11/99)............  2005      1.097           1.147           1,029,899
                                                               2004      1.010           1.097           1,389,777
                                                               2003      0.806           1.010           1,356,296
                                                               2002      1.101           0.806           1,102,306
                                                               2001      1.000           1.101             140,595

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)...................................................  2005      1.245           1.286           1,588,431
                                                               2004      1.264           1.245           1,826,099
                                                               2003      0.872           1.264           2,146,063
                                                               2002      1.181           0.872             959,386
                                                               2001      1.000           1.181             220,733

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.352           1.437           1,184,951
                                                               2004      1.247           1.352           1,428,209
                                                               2003      0.979           1.247           1,440,600
                                                               2002      1.233           0.979             736,476
                                                               2001      1.000           1.233             106,957

   Smith Barney Money Market Portfolio (11/99)...............  2005      0.973           0.982           2,976,424
                                                               2004      0.983           0.973           2,990,206
                                                               2003      0.995           0.983           7,405,805
                                                               2002      1.000           0.995           8,019,286
                                                               2001      1.000           1.000           4,696,068

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      0.987           1.046             220,369
                                                               2004      0.940           0.987             331,269
                                                               2003      0.752           0.940             350,888
                                                               2002      1.134           0.752             217,610
                                                               2001      1.000           1.134              81,986

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.403           1.445             629,540
                                                               2004      1.236           1.403             853,139

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)...............................................  2003     0.887           1.236              793,268
                                                               2002     1.215           0.887              191,027
                                                               2001     1.000           1.215               20,517

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005     1.419           1.628            1,117,054
                                                               2004     1.254           1.419              871,719
                                                               2003     0.995           1.254              733,222
                                                               2002     1.119           0.995              494,365
                                                               2001     1.000           1.119               61,062

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005     1.418           1.643            1,771,018
                                                               2004     1.159           1.418            1,933,959
                                                               2003     0.854           1.159            1,521,044
                                                               2002     0.993           0.854              558,775

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.392           1.615               4,501
                                                               2004      1.187           1.392                  --
                                                               2003      0.968           1.187                  --
                                                               2002      1.000           0.968                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005      1.227           1.272                  --
                                                               2004      1.182           1.227                  --
                                                               2003      0.963           1.182                  --
                                                               2002      1.000           0.963                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.359           1.395              82,329
                                                               2004      1.245           1.359              48,842
                                                               2003      0.960           1.245              17,824
                                                               2002      1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      1.220           1.374                  --
                                                               2004      1.147           1.220                  --
                                                               2003      0.948           1.147                  --
                                                               2002      1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.455           1.629             286,844
                                                               2004      1.307           1.455             217,768
                                                               2003      0.984           1.307              43,010
                                                               2002      1.000           0.984                  --

   Growth Fund -- Class 2 Shares (11/99).....................  2005      1.423           1.623           1,231,310
                                                               2004      1.289           1.423             961,541
                                                               2003      0.961           1.289             185,151
                                                               2002      1.000           0.961                  --

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.367           1.419           1,353,800
                                                               2004      1.262           1.367           1,067,737
                                                               2003      0.971           1.262             203,537
                                                               2002      1.000           0.971                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.704           1.792               4,961
                                                               2004      1.322           1.704                  --
                                                               2003      1.005           1.322                  --
                                                               2002      1.000           1.005                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.203           1.301                  --
                                                               2004      1.074           1.203                  --
                                                               2003      1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.201           1.298              66,684
                                                               2004      1.067           1.201              13,437
                                                               2003      1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005      0.984           1.032               8,063

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      1.427           1.467             163,249
                                                               2004      1.305           1.427             164,059
                                                               2003      0.969           1.305              46,073
                                                               2002      1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)....  2005      1.349           1.464             405,239
                                                               2004      1.221           1.349             277,073
                                                               2003      0.994           1.221              30,032
                                                               2002      1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.766           2.208              83,628
                                                               2004      1.443           1.766              46,128
                                                               2003      1.000           1.443               2,519

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.492           1.613             213,835
                                                               2004      1.283           1.492             112,968

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)...............................................  2003     0.989           1.283               26,793
                                                               2002     1.000           0.989                   --

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005     1.441           1.540               75,906
                                                               2004     1.266           1.441                3,840
                                                               2003     0.977           1.266                   --
                                                               2002     1.000           0.977                   --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005     1.274           1.304              619,294
                                                               2004     1.194           1.274              570,838
                                                               2003     0.977           1.194              261,139
                                                               2002     1.000           0.977                   --

   Diversified Strategic Income Portfolio (11/99)............  2005     1.160           1.167              317,681
                                                               2004     1.108           1.160              334,187
                                                               2003     1.010           1.108               54,869
                                                               2002     1.000           1.010                   --

   Equity Index Portfolio -- Class II Shares (11/99).........  2005     1.311           1.341              341,657
                                                               2004     1.212           1.311              341,652
                                                               2003     0.967           1.212              332,454
                                                               2002     1.000           0.967                   --

   Fundamental Value Portfolio (12/99).......................  2005     1.395           1.434              698,844
                                                               2004     1.314           1.395              454,318
                                                               2003     0.966           1.314               85,334
                                                               2002     1.000           0.966                   --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005     1.536           1.689               87,395
                                                               2004     1.300           1.536               13,078
                                                               2003     0.983           1.300               13,120
                                                               2002     1.000           0.983                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.501           1.532              60,963
                                                               2004      1.331           1.501              41,794
                                                               2003      1.000           1.331               5,427

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.371           1.389             201,430
                                                               2004      1.240           1.371             110,691
                                                               2003      1.000           1.240                  --

   Mid-Cap Value Portfolio (5/03)............................  2005      1.528           1.623             231,958
                                                               2004      1.255           1.528              57,489
                                                               2003      1.000           1.255               1,278

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.116           1.118             289,477
                                                               2004      1.044           1.116             277,755
                                                               2003      1.000           1.044              23,588

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.073           1.079           1,152,941
                                                               2004      1.043           1.073             952,336
                                                               2003      1.012           1.043             127,154
                                                               2002      1.000           1.012                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)....................................................  2005      1.310           1.378                  --
                                                               2004      1.241           1.310                  --
                                                               2003      0.958           1.241                  --
                                                               2002      1.000           0.958                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.430           1.574                  --
                                                               2004      1.254           1.430                  --
                                                               2003      0.994           1.254                  --
                                                               2002      1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.776           1.865              74,269
                                                               2004      1.434           1.776              46,804

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)...............................................  2003      0.977           1.434               3,685
                                                               2002      1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.392           1.421              54,311
                                                               2004      1.310           1.392              53,860
                                                               2003      0.960           1.310                  --
                                                               2002      1.000           0.960                  --

   Investors Fund -- Class I (11/99).........................  2005      1.348           1.409             102,966
                                                               2004      1.245           1.348             121,149
                                                               2003      0.959           1.245               2,766
                                                               2002      1.000           0.959                  --

   Small Cap Growth Fund -- Class I (11/99)..................  2005      1.600           1.647              37,594
                                                               2004      1.417           1.600              20,154
                                                               2003      0.970           1.417               5,028
                                                               2002      1.000           0.970                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      1.184           1.159              38,157
                                                               2004      1.167           1.184              38,953
                                                               2003      0.963           1.167              26,151
                                                               2002      1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      1.277           1.332               6,184
                                                               2004      1.265           1.277               6,190
                                                               2003      0.960           1.265               6,191
                                                               2002      1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.308           1.351           3,126,476
                                                               2004      1.250           1.308           3,129,033
                                                               2003      0.969           1.250             349,220
                                                               2002      1.000           0.969                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005     1.207           1.235            1,165,387
                                                               2004     1.172           1.207            1,168,257
                                                               2003     0.979           1.172              420,318
                                                               2002     1.000           0.979                   --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005     1.344           1.405              565,707
                                                               2004     1.243           1.344              617,175
                                                               2003     0.963           1.243              234,892
                                                               2002     1.000           0.963                   --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005     1.275           1.295              404,000
                                                               2004     1.217           1.275              525,496
                                                               2003     0.962           1.217               85,326
                                                               2002     1.000           0.962                   --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005     1.282           1.368               43,131
                                                               2004     1.227           1.282               19,245
                                                               2003     0.967           1.227                8,288
                                                               2002     1.000           0.967                   --

   Equity Income Portfolio (11/99)...........................  2005     1.330           1.363              183,475
                                                               2004     1.234           1.330              155,661
                                                               2003     0.958           1.234               61,717
                                                               2002     1.000           0.958                   --

   Large Cap Portfolio (11/99)...............................  2005     1.236           1.318               15,317
                                                               2004     1.182           1.236               15,542
                                                               2003     0.967           1.182               13,798
                                                               2002     1.000           0.967                   --

   Managed Allocation Series: Aggressive Portfolio (6/05)....  2005     1.045           1.108              193,133

   Managed Allocation Series: Conservative Portfolio (5/05)..  2005     1.000           1.019                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Managed Allocation Series: Moderate Portfolio (5/05).........  2005      1.000           1.053                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05).......................................................  2005      1.017           1.086                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05).............................................  2005      1.011           1.030                  --

Mercury Large Cap Core Portfolio (11/99).....................  2005      1.316           1.446                  --
                                                               2004      1.157           1.316                  --
                                                               2003      0.973           1.157                  --
                                                               2002      1.000           0.973                  --

MFS Emerging Growth Portfolio (11/99)........................  2005      1.361           1.320                  --
                                                               2004      1.231           1.361              15,838
                                                               2003      0.971           1.231                  --
                                                               2002      1.000           0.971                  --

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      1.466           1.483              14,824
                                                               2004      1.310           1.466                  --
                                                               2003      0.974           1.310                  --
                                                               2002      1.000           0.974                  --

MFS Total Return Portfolio (11/99)...........................  2005      1.233           1.245           1,014,186
                                                               2004      1.127           1.233             931,876
                                                               2003      0.986           1.127             384,579
                                                               2002      1.000           0.986                  --

MFS Value Portfolio (5/04)...................................  2005      1.118           1.168              75,077
                                                               2004      0.972           1.118                  --

Mondrian International Stock Portfolio (8/02)................  2005      1.435           1.542             175,609
                                                               2004      1.263           1.435             132,646
                                                               2003      1.001           1.263              49,246
                                                               2002      1.000           1.001                  --

Pioneer Fund Portfolio (5/03)................................  2005      1.322           1.375              44,434
                                                               2004      1.213           1.322              39,313
                                                               2003      1.000           1.213                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Pioneer Mid Cap Value Portfolio (6/05)....................  2005      1.000           1.038                  --

   Pioneer Strategic Income Portfolio (5/04).................  2005      1.092           1.111              48,124
                                                               2004      0.983           1.092              20,981

   Strategic Equity Portfolio (11/99)........................  2005      1.364           1.365             172,578
                                                               2004      1.261           1.364             183,914
                                                               2003      0.969           1.261               8,052
                                                               2002      1.000           0.969                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05).....  2005      1.000           1.113                  --

   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.109                  --

   Travelers Managed Income Portfolio (11/99)................  2005      1.089           1.083             352,051
                                                               2004      1.079           1.089             345,753
                                                               2003      1.014           1.079                  --
                                                               2002      1.000           1.014                  --

   Van Kampen Enterprise Portfolio (11/99)...................  2005      1.214           1.284                  --
                                                               2004      1.191           1.214                  --
                                                               2003      0.966           1.191                  --
                                                               2002      1.000           0.966                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.990           0.995              69,186
                                                               2004      0.998           0.990              65,836
                                                               2003      1.000           0.998              21,033

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      1.354           1.483           1,131,542
                                                               2004      1.255           1.354           1,291,834
                                                               2003      0.951           1.255             428,338
                                                               2002      1.000           0.951                  --

   Smith Barney High Income Portfolio (11/99)................  2005      1.366           1.375             249,241
                                                               2004      1.260           1.366             271,125
                                                               2003      1.007           1.260              90,723
                                                               2002      1.000           1.007                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)...................................................  2005      1.426           1.563                  --
                                                               2004      1.233           1.426                  --
                                                               2003      0.986           1.233                  --
                                                               2002      1.000           0.986                  --

   Smith Barney Large Cap Value Portfolio (11/99)............  2005      1.317           1.376                  --
                                                               2004      1.213           1.317                  --
                                                               2003      0.969           1.213                  --
                                                               2002      1.000           0.969                  --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)...................................................  2005      1.349           1.393             282,323
                                                               2004      1.370           1.349             280,610
                                                               2003      0.946           1.370              26,255
                                                               2002      1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.347           1.432             221,778
                                                               2004      1.244           1.347             184,684
                                                               2003      0.977           1.244              21,360
                                                               2002      1.000           0.977                  --

   Smith Barney Money Market Portfolio (11/99)...............  2005      0.977           0.986             230,842
                                                               2004      0.987           0.977             583,268
                                                               2003      1.000           0.987              21,211
                                                               2002      1.000           1.000                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      1.259           1.334              36,808
                                                               2004      1.199           1.259              43,190
                                                               2003      0.960           1.199               4,866
                                                               2002      1.000           0.960                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.540           1.585              69,236
                                                               2004      1.358           1.540              41,271
                                                               2003      0.975           1.358              29,774
                                                               2002      1.000           0.975                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.413           1.620              59,498
                                                               2004      1.249           1.413              42,482
                                                               2003      0.992           1.249              15,585
                                                               2002      1.000           0.992                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.636           1.895             363,463
                                                               2004      1.338           1.636             281,376
                                                               2003      0.986           1.338              18,971
                                                               2002      1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.391           1.612                  --
                                                               2004      1.186           1.391                  --
                                                               2003      0.968           1.186                  --
                                                               2002      1.000           0.968                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005      1.225           1.270                  --
                                                               2004      1.181           1.225                  --
                                                               2003      0.963           1.181                  --
                                                               2002      1.000           0.963                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.358           1.393              29,418
                                                               2004      1.245           1.358              30,325
                                                               2003      0.960           1.245              17,243
                                                               2002      1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      1.218           1.372               8,961
                                                               2004      1.147           1.218               8,961
                                                               2003      0.948           1.147               4,728
                                                               2002      1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.454           1.626               1,395
                                                               2004      1.306           1.454               8,292
                                                               2003      0.984           1.306                  --
                                                               2002      1.000           0.984                  --

   Growth Fund -- Class 2 Shares (11/99).....................  2005      1.422           1.620             312,677
                                                               2004      1.289           1.422             310,343
                                                               2003      0.961           1.289             233,269
                                                               2002      1.000           0.961                  --

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.365           1.417             612,262
                                                               2004      1.261           1.365             612,287
                                                               2003      0.971           1.261             359,401
                                                               2002      1.000           0.971                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.702           1.789              14,515
                                                               2004      1.321           1.702                  --
                                                               2003      1.005           1.321                  --
                                                               2002      1.000           1.005                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.203           1.299                  --
                                                               2004      1.074           1.203                  --
                                                               2003      1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.201           1.297                  --
                                                               2004      1.067           1.201                  --
                                                               2003      1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005      0.984           1.032                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      1.425           1.465              32,587
                                                               2004      1.304           1.425              29,310
                                                               2003      0.969           1.304              47,809
                                                               2002      1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)....  2005      1.348           1.462                  --
                                                               2004      1.220           1.348                  --
                                                               2003      0.994           1.220              37,934
                                                               2002      1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.764           2.205              19,976
                                                               2004      1.443           1.764              14,602
                                                               2003      1.000           1.443                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.490           1.610              42,325
                                                               2004      1.282           1.490              47,231

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)...............................................  2003      0.989           1.282              45,162
                                                               2002      1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005      1.440           1.537              11,908
                                                               2004      1.265           1.440              11,908
                                                               2003      0.976           1.265                  --
                                                               2002      1.000           0.976                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      1.273           1.302             391,438
                                                               2004      1.193           1.273             391,819
                                                               2003      0.977           1.193             388,958
                                                               2002      1.000           0.977                  --

   Diversified Strategic Income Portfolio (11/99)............  2005      1.159           1.166             148,667
                                                               2004      1.107           1.159             150,453
                                                               2003      1.010           1.107             110,657
                                                               2002      1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      1.310           1.339             103,069
                                                               2004      1.211           1.310             105,163
                                                               2003      0.967           1.211             105,766
                                                               2002      1.000           0.967                  --

   Fundamental Value Portfolio (12/99).......................  2005      1.394           1.432              21,353
                                                               2004      1.313           1.394              24,903
                                                               2003      0.966           1.313              21,353
                                                               2002      1.000           0.966                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      1.535           1.686                  --
                                                               2004      1.299           1.535                  --
                                                               2003      0.983           1.299                  --
                                                               2002      1.000           0.983                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.500           1.529               9,699
                                                               2004      1.331           1.500              24,726
                                                               2003      1.000           1.331              21,288

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.370           1.387                  --
                                                               2004      1.240           1.370                  --
                                                               2003      1.000           1.240                  --

   Mid-Cap Value Portfolio (5/03)............................  2005      1.527           1.620              29,794
                                                               2004      1.255           1.527              29,800
                                                               2003      1.000           1.255              29,801

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.115           1.116              60,291
                                                               2004      1.044           1.115              60,291
                                                               2003      1.000           1.044              57,878

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.072           1.077             160,810
                                                               2004      1.042           1.072             179,966
                                                               2003      1.012           1.042             151,979
                                                               2002      1.000           1.012                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)....................................................  2005      1.309           1.376                  --
                                                               2004      1.240           1.309                  --
                                                               2003      0.958           1.240                  --
                                                               2002      1.000           0.958                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.428           1.572              67,482
                                                               2004      1.253           1.428              72,597
                                                               2003      0.994           1.253              72,597
                                                               2002      1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.774           1.863              13,974
                                                               2004      1.433           1.774               8,360

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)...............................................  2003      0.977           1.433               8,360
                                                               2002      1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.390           1.419              39,811
                                                               2004      1.309           1.390              39,816
                                                               2003      0.960           1.309              40,379
                                                               2002      1.000           0.960                  --

   Investors Fund -- Class I (11/99).........................  2005      1.347           1.407               6,103
                                                               2004      1.244           1.347               6,109
                                                               2003      0.959           1.244               3,053
                                                               2002      1.000           0.959                  --

   Small Cap Growth Fund -- Class I (11/99)..................  2005      1.599           1.645                  --
                                                               2004      1.416           1.599                  --
                                                               2003      0.970           1.416                  --
                                                               2002      1.000           0.970                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      1.182           1.157              12,188
                                                               2004      1.166           1.182              12,194
                                                               2003      0.963           1.166               8,935
                                                               2002      1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      1.275           1.330                  --
                                                               2004      1.264           1.275                  --
                                                               2003      0.960           1.264                  --
                                                               2002      1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.307           1.349             171,214
                                                               2004      1.249           1.307             170,926
                                                               2003      0.969           1.249             412,874
                                                               2002      1.000           0.969                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.206           1.233           1,307,048
                                                               2004      1.171           1.206           1,869,909
                                                               2003      0.979           1.171           1,453,485
                                                               2002      1.000           0.979                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.343           1.403             100,626
                                                               2004      1.242           1.343             100,626
                                                               2003      0.963           1.242             100,626
                                                               2002      1.000           0.963                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.274           1.293              61,261
                                                               2004      1.216           1.274              61,261
                                                               2003      0.962           1.216              98,943
                                                               2002      1.000           0.962                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      1.281           1.366              20,979
                                                               2004      1.226           1.281              20,979
                                                               2003      0.967           1.226              20,979
                                                               2002      1.000           0.967                  --

   Equity Income Portfolio (11/99)...........................  2005      1.329           1.361              78,736
                                                               2004      1.233           1.329              79,753
                                                               2003      0.958           1.233              75,794
                                                               2002      1.000           0.958                  --

   Large Cap Portfolio (11/99)...............................  2005      1.235           1.316                  --
                                                               2004      1.182           1.235                  --
                                                               2003      0.967           1.182                  --
                                                               2002      1.000           0.967                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)....  2005      1.045           1.107                  --

   Managed Allocation Series: Conservative Portfolio (5/05)..  2005      1.000           1.018                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Managed Allocation Series: Moderate Portfolio (5/05).........  2005      1.000           1.052                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05).......................................................  2005      1.017           1.085                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05).............................................  2005      1.011           1.029                  --

Mercury Large Cap Core Portfolio (11/99).....................  2005      1.314           1.444                  --
                                                               2004      1.156           1.314                  --
                                                               2003      0.973           1.156                  --
                                                               2002      1.000           0.973                  --

MFS Emerging Growth Portfolio (11/99)........................  2005      1.360           1.318                  --
                                                               2004      1.230           1.360                  --
                                                               2003      0.971           1.230                  --
                                                               2002      1.000           0.971                  --

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      1.465           1.481                  --
                                                               2004      1.309           1.465                  --
                                                               2003      0.974           1.309                  --
                                                               2002      1.000           0.974                  --

MFS Total Return Portfolio (11/99)...........................  2005      1.231           1.243             134,864
                                                               2004      1.127           1.231             143,268
                                                               2003      0.986           1.127             291,870
                                                               2002      1.000           0.986                  --

MFS Value Portfolio (5/04)...................................  2005      1.118           1.167                  --
                                                               2004      0.972           1.118              22,795

Mondrian International Stock Portfolio (8/02)................  2005      1.433           1.540              63,875
                                                               2004      1.263           1.433              70,505
                                                               2003      1.001           1.263              67,375
                                                               2002      1.000           1.001                  --

Pioneer Fund Portfolio (5/03)................................  2005      1.321           1.373               5,924
                                                               2004      1.212           1.321               5,930
                                                               2003      1.000           1.212               6,531

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Pioneer Mid Cap Value Portfolio (6/05)....................  2005      1.000           1.037                  --

   Pioneer Strategic Income Portfolio (5/04).................  2005      1.092           1.110                  --
                                                               2004      0.983           1.092                  --

   Strategic Equity Portfolio (11/99)........................  2005      1.362           1.363               8,608
                                                               2004      1.260           1.362               8,608
                                                               2003      0.969           1.260               8,608
                                                               2002      1.000           0.969                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05).....  2005      1.000           1.113                  --

   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.108                  --

   Travelers Managed Income Portfolio (11/99)................  2005      1.088           1.081             346,221
                                                               2004      1.078           1.088             349,895
                                                               2003      1.014           1.078             275,876
                                                               2002      1.000           1.014                  --

   Van Kampen Enterprise Portfolio (11/99)...................  2005      1.212           1.282                  --
                                                               2004      1.190           1.212                  --
                                                               2003      0.966           1.190                  --
                                                               2002      1.000           0.966                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.990           0.994                  --
                                                               2004      0.998           0.990                  --
                                                               2003      1.000           0.998                  --

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      1.353           1.481             116,450
                                                               2004      1.254           1.353             120,515
                                                               2003      0.951           1.254              84,794
                                                               2002      1.000           0.951                  --

   Smith Barney High Income Portfolio (11/99)................  2005      1.365           1.373              70,824
                                                               2004      1.260           1.365              72,378
                                                               2003      1.007           1.260              79,359
                                                               2002      1.000           1.007                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)...................................................  2005      1.424           1.560              27,987
                                                               2004      1.232           1.424              27,987
                                                               2003      0.986           1.232              27,987
                                                               2002      1.000           0.986                  --

   Smith Barney Large Cap Value Portfolio (11/99)............  2005      1.316           1.374              73,060
                                                               2004      1.213           1.316              73,060
                                                               2003      0.969           1.213              73,060
                                                               2002      1.000           0.969                  --

   Smith Barney Large Capitalization Growth Portfolio

   (11/99)...................................................  2005      1.348           1.391             107,618
                                                               2004      1.369           1.348             111,962
                                                               2003      0.946           1.369             105,885
                                                               2002      1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.346           1.430              48,015
                                                               2004      1.243           1.346              51,994
                                                               2003      0.977           1.243              49,273
                                                               2002      1.000           0.977                  --

   Smith Barney Money Market Portfolio (11/99)...............  2005      0.976           0.984              91,329
                                                               2004      0.987           0.976              91,329
                                                               2003      1.000           0.987              91,329
                                                               2002      1.000           1.000                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      1.258           1.331               8,647
                                                               2004      1.198           1.258               9,019
                                                               2003      0.959           1.198               5,118
                                                               2002      1.000           0.959                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.538           1.583              24,165
                                                               2004      1.357           1.538              24,165
                                                               2003      0.974           1.357              24,165
                                                               2002      1.000           0.974                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.412           1.618              18,602
                                                               2004      1.248           1.412              18,606
                                                               2003      0.992           1.248              18,611
                                                               2002      1.000           0.992                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.635           1.892              48,157
                                                               2004      1.337           1.635              22,724
                                                               2003      0.986           1.337              21,215
                                                               2002      1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.389           1.610                  --
                                                               2004      1.186           1.389                  --
                                                               2003      0.968           1.186                  --
                                                               2002      1.000           0.968                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005      1.224           1.268                  --
                                                               2004      1.181           1.224                  --
                                                               2003      0.963           1.181                  --
                                                               2002      1.000           0.963                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.356           1.391               3,217
                                                               2004      1.244           1.356               2,863
                                                               2003      0.960           1.244               2,259
                                                               2002      1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      1.217           1.370                  --
                                                               2004      1.146           1.217                  --
                                                               2003      0.948           1.146                  --
                                                               2002      1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.452           1.624              47,188
                                                               2004      1.305           1.452              26,165
                                                               2003      0.984           1.305              19,446
                                                               2002      1.000           0.984                  --

   Growth Fund -- Class 2 Shares (11/99).....................  2005      1.420           1.618              82,075
                                                               2004      1.288           1.420              61,511
                                                               2003      0.961           1.288              44,303
                                                               2002      1.000           0.961                  --

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.364           1.415              90,275
                                                               2004      1.261           1.364              83,688
                                                               2003      0.971           1.261              44,174
                                                               2002      1.000           0.971                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.701           1.787                 696
                                                               2004      1.321           1.701                  --
                                                               2003      1.005           1.321                  --
                                                               2002      1.000           1.005                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.202           1.298              31,491
                                                               2004      1.074           1.202                  --
                                                               2003      1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.200           1.295                  --
                                                               2004      1.067           1.200                  --
                                                               2003      1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005      0.984           1.031                 443

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      1.424           1.463               8,791
                                                               2004      1.303           1.424               8,794
                                                               2003      0.969           1.303              12,822
                                                               2002      1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)....  2005      1.347           1.459                  --
                                                               2004      1.220           1.347                  --
                                                               2003      0.994           1.220              13,197
                                                               2002      1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.763           2.202               5,840
                                                               2004      1.442           1.763                  --
                                                               2003      1.000           1.442              10,805

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.489           1.608              31,827
                                                               2004      1.281           1.489              29,138

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)...............................................  2003      0.989           1.281              42,256
                                                               2002      1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005      1.438           1.535              10,334
                                                               2004      1.265           1.438               3,214
                                                               2003      0.976           1.265                  --
                                                               2002      1.000           0.976                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      1.272           1.300              16,205
                                                               2004      1.193           1.272              11,841
                                                               2003      0.977           1.193                  --
                                                               2002      1.000           0.977                  --

   Diversified Strategic Income Portfolio (11/99)............  2005      1.158           1.164                  --
                                                               2004      1.106           1.158                  --
                                                               2003      1.010           1.106                  --
                                                               2002      1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      1.308           1.337               1,322
                                                               2004      1.211           1.308               1,326
                                                               2003      0.967           1.211                  --
                                                               2002      1.000           0.967                  --

   Fundamental Value Portfolio (12/99).......................  2005      1.392           1.430              15,258
                                                               2004      1.312           1.392               9,242
                                                               2003      0.966           1.312                  --
                                                               2002      1.000           0.966                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      1.533           1.684                  --
                                                               2004      1.298           1.533                  --
                                                               2003      0.983           1.298                  --
                                                               2002      1.000           0.983                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.498           1.527               5,128
                                                               2004      1.330           1.498               3,083
                                                               2003      1.000           1.330                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.369           1.385              32,552
                                                               2004      1.239           1.369              17,462
                                                               2003      1.000           1.239                  --

   Mid-Cap Value Portfolio (5/03)............................  2005      1.525           1.618              21,903
                                                               2004      1.255           1.525              12,982
                                                               2003      1.000           1.255                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.114           1.115               5,990
                                                               2004      1.044           1.114               5,900
                                                               2003      1.000           1.044               5,270

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.071           1.076              42,703
                                                               2004      1.042           1.071              17,777
                                                               2003      1.012           1.042              77,212
                                                               2002      1.000           1.012                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)....................................................  2005      1.307           1.374                  --
                                                               2004      1.240           1.307                  --
                                                               2003      0.958           1.240                  --
                                                               2002      1.000           0.958                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.427           1.569                  --
                                                               2004      1.253           1.427                  --
                                                               2003      0.994           1.253                  --
                                                               2002      1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.773           1.860              29,107
                                                               2004      1.433           1.773              27,512

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)...............................................  2003      0.977           1.433              19,985
                                                               2002      1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.389           1.417               2,252
                                                               2004      1.308           1.389               2,252
                                                               2003      0.960           1.308               2,252
                                                               2002      1.000           0.960                  --

   Investors Fund -- Class I (11/99).........................  2005      1.345           1.405                  --
                                                               2004      1.243           1.345                  --
                                                               2003      0.958           1.243                  --
                                                               2002      1.000           0.958                  --

   Small Cap Growth Fund -- Class I (11/99)..................  2005      1.597           1.642                 293
                                                               2004      1.415           1.597                 294
                                                               2003      0.970           1.415                  --
                                                               2002      1.000           0.970                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      1.181           1.156                  --
                                                               2004      1.166           1.181                  --
                                                               2003      0.963           1.166                  --
                                                               2002      1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      1.274           1.328                  --
                                                               2004      1.263           1.274                  --
                                                               2003      0.960           1.263                  --
                                                               2002      1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.305           1.347              94,832
                                                               2004      1.249           1.305              90,528
                                                               2003      0.969           1.249              55,634
                                                               2002      1.000           0.969                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.205           1.231             147,890
                                                               2004      1.171           1.205             152,364
                                                               2003      0.979           1.171                  --
                                                               2002      1.000           0.979                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.341           1.401              86,136
                                                               2004      1.241           1.341              66,075
                                                               2003      0.963           1.241              69,345
                                                               2002      1.000           0.963                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.272           1.291              88,545
                                                               2004      1.216           1.272              88,545
                                                               2003      0.962           1.216              88,545
                                                               2002      1.000           0.962                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      1.279           1.364               5,199
                                                               2004      1.226           1.279               5,199
                                                               2003      0.967           1.226                  --
                                                               2002      1.000           0.967                  --

   Equity Income Portfolio (11/99)...........................  2005      1.327           1.359              63,711
                                                               2004      1.232           1.327              63,717
                                                               2003      0.958           1.232              48,026
                                                               2002      1.000           0.958                  --

   Large Cap Portfolio (11/99)...............................  2005      1.233           1.314                  --
                                                               2004      1.181           1.233                  --
                                                               2003      0.967           1.181                  --
                                                               2002      1.000           0.967                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)....  2005      1.045           1.107                  --

   Managed Allocation Series: Conservative Portfolio (5/05)..  2005      1.000           1.018              37,600

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Managed Allocation Series: Moderate Portfolio (5/05).........  2005      1.000           1.052                 329

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05).......................................................  2005      1.017           1.085              31,853

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05).............................................  2005      1.011           1.029                  --

Mercury Large Cap Core Portfolio (11/99).....................  2005      1.313           1.442                  --
                                                               2004      1.156           1.313                  --
                                                               2003      0.973           1.156                  --
                                                               2002      1.000           0.973                  --

MFS Emerging Growth Portfolio (11/99)........................  2005      1.358           1.317                  --
                                                               2004      1.229           1.358                 637
                                                               2003      0.971           1.229                  --
                                                               2002      1.000           0.971                  --

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      1.463           1.478               7,577
                                                               2004      1.308           1.463                  --
                                                               2003      0.974           1.308                  --
                                                               2002      1.000           0.974                  --

MFS Total Return Portfolio (11/99)...........................  2005      1.230           1.242              91,391
                                                               2004      1.126           1.230              79,465
                                                               2003      0.986           1.126              42,779
                                                               2002      1.000           0.986                  --

MFS Value Portfolio (5/04)...................................  2005      1.118           1.166              16,812
                                                               2004      0.972           1.118                  --

Mondrian International Stock Portfolio (8/02)................  2005      1.432           1.537              19,548
                                                               2004      1.262           1.432               6,415
                                                               2003      1.001           1.262               6,515
                                                               2002      1.000           1.001                  --

Pioneer Fund Portfolio (5/03)................................  2005      1.320           1.372                  --
                                                               2004      1.212           1.320                  --
                                                               2003      1.000           1.212                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Pioneer Mid Cap Value Portfolio (6/05)....................  2005      1.000           1.037                  --

   Pioneer Strategic Income Portfolio (5/04).................  2005      1.091           1.109                  --
                                                               2004      0.983           1.091                  --

   Strategic Equity Portfolio (11/99)........................  2005      1.361           1.361              22,633
                                                               2004      1.260           1.361              22,637
                                                               2003      0.969           1.260              22,642
                                                               2002      1.000           0.969                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05).....  2005      1.000           1.112                  --

   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.108                  --

   Travelers Managed Income Portfolio (11/99)................  2005      1.087           1.080              10,365
                                                               2004      1.078           1.087               5,947
                                                               2003      1.014           1.078                  --
                                                               2002      1.000           1.014                  --

   Van Kampen Enterprise Portfolio (11/99)...................  2005      1.211           1.280                  --
                                                               2004      1.190           1.211                  --
                                                               2003      0.966           1.190                  --
                                                               2002      1.000           0.966                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.989           0.993               6,368
                                                               2004      0.998           0.989               6,368
                                                               2003      1.000           0.998                  --

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      1.351           1.479              30,150
                                                               2004      1.254           1.351              19,569
                                                               2003      0.951           1.254                  --
                                                               2002      1.000           0.951                  --

   Smith Barney High Income Portfolio (11/99)................  2005      1.363           1.371               4,006
                                                               2004      1.259           1.363               3,212
                                                               2003      1.007           1.259                  --
                                                               2002      1.000           1.007                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)...................................................  2005      1.423           1.558                  --
                                                               2004      1.231           1.423                  --
                                                               2003      0.986           1.231                  --
                                                               2002      1.000           0.986                  --

   Smith Barney Large Cap Value Portfolio (11/99)............  2005      1.314           1.372                  --
                                                               2004      1.212           1.314                  --
                                                               2003      0.969           1.212                  --
                                                               2002      1.000           0.969                  --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)...................................................  2005      1.346           1.388               9,487
                                                               2004      1.369           1.346               3,198
                                                               2003      0.946           1.369                  --
                                                               2002      1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.345           1.428              35,115
                                                               2004      1.242           1.345              35,115
                                                               2003      0.977           1.242              43,154
                                                               2002      1.000           0.977                  --

   Smith Barney Money Market Portfolio (11/99)...............  2005      0.975           0.983              12,874
                                                               2004      0.986           0.975              12,874
                                                               2003      1.000           0.986                  --
                                                               2002      1.000           1.000                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      1.257           1.329                  --
                                                               2004      1.198           1.257                  --
                                                               2003      0.959           1.198                  --
                                                               2002      1.000           0.959                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.537           1.580              27,155
                                                               2004      1.356           1.537              27,733
                                                               2003      0.974           1.356              27,696
                                                               2002      1.000           0.974                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.410           1.615               9,867
                                                               2004      1.247           1.410               4,963
                                                               2003      0.991           1.247              18,902
                                                               2002      1.000           0.991                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.633           1.889              45,371
                                                               2004      1.336           1.633              43,882
                                                               2003      0.986           1.336              29,069
                                                               2002      1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.111           1.287              48,830
                                                               2004      0.949           1.111              48,121
                                                               2003      0.775           0.949              47,448
                                                               2002      0.876           0.775              13,963

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005      0.991           1.025             205,665
                                                               2004      0.956           0.991             326,881
                                                               2003      0.780           0.956             329,058
                                                               2002      1.142           0.780             360,945
                                                               2001      1.000           1.142              71,942

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.107           1.135             191,901
                                                               2004      1.016           1.107             193,936
                                                               2003      0.785           1.016             182,023
                                                               2002      0.980           0.785             102,137

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      1.028           1.156             345,897
                                                               2004      0.968           1.028             372,515
                                                               2003      0.801           0.968             394,719
                                                               2002      1.182           0.801             422,138
                                                               2001      1.000           1.182             170,836

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.463           1.635             935,404
                                                               2004      1.316           1.463           1,024,798
                                                               2003      0.993           1.316           1,046,278
                                                               2002      1.187           0.993           1,010,551
                                                               2001      1.000           1.187             198,467

   Growth Fund -- Class 2 Shares (11/99).....................  2005      1.353           1.540           3,020,263
                                                               2004      1.227           1.353           3,308,359
                                                               2003      0.916           1.227           2,615,035

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Growth Fund -- Class 2 Shares  (continued)................  2002      1.237           0.916           1,878,262
                                                               2001      1.000           1.237             983,277

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.282           1.330           4,072,523
                                                               2004      1.186           1.282           4,515,478
                                                               2003      0.914           1.186           4,287,113
                                                               2002      1.143           0.914           3,413,144
                                                               2001      1.000           1.143             514,638

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.609           1.690             247,390
                                                               2004      1.250           1.609             316,497
                                                               2003      0.952           1.250             324,500
                                                               2002      1.046           0.952             254,096

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.201           1.297              50,359
                                                               2004      1.074           1.201              44,617
                                                               2003      0.996           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.199           1.294              14,965
                                                               2004      1.067           1.199              14,965
                                                               2003      1.016           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)..................................................    2005      0.984           1.031                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      1.259           1.292             125,936
                                                               2004      1.153           1.259             171,589
                                                               2003      0.857           1.153             155,747
                                                               2002      1.227           0.857             175,953
                                                               2001      1.000           1.227               1,300

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)....  2005      1.138           1.233             492,496
                                                               2004      1.031           1.138             486,766

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Mutual Shares Securities Fund -- Class 2 Shares
   (continued)...............................................  2003       0.841           1.031            406,480
                                                               2002       0.999           0.841            111,997

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005       1.761           2.199             41,387
                                                               2004       1.442           1.761             34,887
                                                               2003       1.000           1.442             22,887

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005       1.361           1.469            810,097
                                                               2004       1.172           1.361            886,919
                                                               2003       0.904           1.172            503,783
                                                               2002       1.134           0.904            319,815
                                                               2001       1.000           1.134             47,591

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005       1.160           1.237            139,787
                                                               2004       1.020           1.160             70,887
                                                               2003       0.788           1.020             27,006
                                                               2002       0.830           0.788             17,719

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005       1.194           1.220          1,309,180
                                                               2004       1.120           1.194          1,589,270
                                                               2003       0.918           1.120          1,269,264
                                                               2002       1.136           0.918            996,324
                                                               2001       1.000           1.136            237,326

   Diversified Strategic Income Portfolio (11/99)............  2005       1.189           1.195            595,922
                                                               2004       1.137           1.189            677,014
                                                               2003       1.039           1.137            641,867
                                                               2002       1.011           1.039            308,520
                                                               2001       1.000           1.011             32,007

   Equity Index Portfolio -- Class II Shares (11/99).........  2005       1.173           1.198            401,863
                                                               2004       1.086           1.173            474,749
                                                               2003       0.867           1.086            389,159
                                                               2002       1.141           0.867            162,856
                                                               2001       1.000           1.141                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Fundamental Value Portfolio (12/99).......................  2005     1.301           1.336            1,288,808
                                                               2004     1.227           1.301            1,688,943
                                                               2003     0.904           1.227            1,862,138
                                                               2002     1.172           0.904            1,831,590
                                                               2001     1.000           1.172              423,086

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005     1.270           1.394                1,665
                                                               2004     1.076           1.270               40,908
                                                               2003     0.815           1.076               41,944
                                                               2002     1.158           0.815               38,099
                                                               2001     1.000           1.158               28,104

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005     1.497           1.525               16,382
                                                               2004     1.330           1.497                6,366
                                                               2003     1.018           1.330                4,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005     1.368           1.383            1,032,878
                                                               2004     1.239           1.368            1,022,255
                                                               2003     1.021           1.239              136,043

   Mid-Cap Value Portfolio (5/03)............................  2005     1.524           1.616              770,368
                                                               2004     1.254           1.524              681,732
                                                               2003     1.012           1.254              241,207

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005     1.113           1.113              334,031
                                                               2004     1.043           1.113              366,107
                                                               2003     1.002           1.043              162,740

   Total Return Portfolio -- Administrative Class (5/01).....  2005     1.132           1.137            3,743,613
                                                               2004     1.102           1.132            5,138,114
                                                               2003     1.071           1.102            5,603,583
                                                               2002     1.002           1.071            4,649,600
                                                               2001     1.000           1.002              359,558

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)....................................................  2005      1.159           1.218               8,375
                                                               2004      1.100           1.159             155,269
                                                               2003      0.850           1.100             172,684
                                                               2002      1.233           0.850              67,678
                                                               2001      1.000           1.233                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.315           1.445             208,427
                                                               2004      1.155           1.315             245,992
                                                               2003      0.917           1.155             262,993
                                                               2002      1.137           0.917             209,372
                                                               2001      1.000           1.137               4,558

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.771           1.858             308,379
                                                               2004      1.433           1.771             400,281
                                                               2003      0.977           1.433             407,261
                                                               2002      1.220           0.977             286,310
                                                               2001      1.000           1.220              98,292

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.196           1.219             679,420
                                                               2004      1.127           1.196             840,635
                                                               2003      0.827           1.127             867,910
                                                               2002      1.127           0.827             838,091
                                                               2001      1.000           1.127              74,887

   Investors Fund -- Class I (11/99).........................  2005      1.197           1.250             503,864
                                                               2004      1.107           1.197             545,432
                                                               2003      0.854           1.107             636,125
                                                               2002      1.133           0.854             526,307
                                                               2001      1.000           1.133              14,994

   Small Cap Growth Fund -- Class I (11/99)..................  2005      1.320           1.357             187,911
                                                               2004      1.171           1.320             249,354
                                                               2003      0.802           1.171             295,575
                                                               2002      1.255           0.802             244,170
                                                               2001      1.000           1.255              22,533

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      1.001           0.979              40,671
                                                               2004      0.989           1.001             109,047
                                                               2003      0.817           0.989             111,489
                                                               2002      1.127           0.817              40,123
                                                               2001      1.000           1.127                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      1.139           1.186             104,096
                                                               2004      1.130           1.139             110,268
                                                               2003      0.859           1.130              94,650
                                                               2002      1.197           0.859              85,309
                                                               2001      1.000           1.197                 917

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.426           1.470           1,339,162
                                                               2004      1.365           1.426           1,369,104
                                                               2003      1.060           1.365           1,487,421
                                                               2002      0.976           1.060             156,519

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.274           1.301           1,334,895
                                                               2004      1.238           1.274           1,507,174
                                                               2003      1.037           1.238           1,222,514
                                                               2002      0.987           1.037             220,092

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.493           1.559             290,312
                                                               2004      1.382           1.493             313,379
                                                               2003      1.073           1.382             269,336
                                                               2002      1.041           1.073             155,053

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.411           1.432             155,585
                                                               2004      1.349           1.411             102,417
                                                               2003      1.068           1.349              54,230
                                                               2002      1.067           1.068              13,418

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      1.189           1.266              23,272
                                                               2004      1.139           1.189             101,154
                                                               2003      0.899           1.139             100,587
                                                               2002      1.206           0.899              99,352
                                                               2001      1.000           1.206              12,840

   Equity Income Portfolio (11/99)...........................  2005      1.317           1.348             528,779
                                                               2004      1.224           1.317             611,967
                                                               2003      0.952           1.224             607,249
                                                               2002      1.129           0.952             397,607
                                                               2001      1.000           1.129              10,873

   Large Cap Portfolio (11/99)...............................  2005      1.096           1.167             113,401
                                                               2004      1.050           1.096             141,124
                                                               2003      0.860           1.050             147,137
                                                               2002      1.137           0.860              95,934
                                                               2001      1.000           1.137               8,222

   Managed Allocation Series: Aggressive Portfolio (6/05)....  2005      1.045           1.107                  --

   Managed Allocation Series: Conservative Portfolio (5/05)..  2005      1.000           1.018                  --

   Managed Allocation Series: Moderate Portfolio (5/05)......  2005      1.000           1.052                  --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)....................................................  2005      1.017           1.085                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)..........................................  2005      1.011           1.029                  --

   Mercury Large Cap Core Portfolio (11/99)..................  2005      1.137           1.249             223,030
                                                               2004      1.002           1.137             248,325
                                                               2003      0.844           1.002             264,799
                                                               2002      1.151           0.844             226,138
                                                               2001      1.000           1.151              20,414

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
MFS Emerging Growth Portfolio (11/99)........................  2005      1.096           1.063                  --
                                                               2004      0.993           1.096             184,761
                                                               2003      0.785           0.993             185,305
                                                               2002      1.218           0.785             322,036
                                                               2001      1.000           1.218              25,458

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      0.822           0.830             279,928
                                                               2004      0.736           0.822              33,092
                                                               2003      0.548           0.736              29,675
                                                               2002      0.625           0.548               4,683

MFS Total Return Portfolio (11/99)...........................  2005      1.250           1.261           2,554,221
                                                               2004      1.144           1.250           2,980,414
                                                               2003      1.002           1.144           2,969,160
                                                               2002      1.080           1.002           2,625,598
                                                               2001      1.000           1.080             476,441

MFS Value Portfolio (5/04)...................................  2005      1.117           1.165              28,462
                                                               2004      0.972           1.117              14,572

Mondrian International Stock Portfolio (8/02)................  2005      1.202           1.290             467,418
                                                               2004      1.060           1.202             421,402
                                                               2003      0.842           1.060             377,074
                                                               2002      0.844           0.842              10,138

Pioneer Fund Portfolio (5/03)................................  2005      1.319           1.370               7,103
                                                               2004      1.212           1.319               3,681
                                                               2003      1.022           1.212                  --

Pioneer Mid Cap Value Portfolio (6/05).......................  2005      1.000           1.037                  --

Pioneer Strategic Income Portfolio (5/04)....................  2005      1.091           1.108              67,722
                                                               2004      0.982           1.091               7,038

Strategic Equity Portfolio (11/99)...........................  2005      1.047           1.047             241,361
                                                               2004      0.970           1.047             326,300
                                                               2003      0.747           0.970             343,430
                                                               2002      1.148           0.747             286,272
                                                               2001      1.000           1.148              85,438

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05).....  2005      1.000           1.112                  --

   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.108                  --

   Travelers Managed Income Portfolio (11/99)................  2005      1.050           1.043             642,511
                                                               2004      1.042           1.050             997,824
                                                               2003      0.981           1.042           1,082,482
                                                               2002      0.980           0.981             969,658
                                                               2001      1.000           0.980             126,164

   Van Kampen Enterprise Portfolio (11/99)...................  2005      1.034           1.092              33,146
                                                               2004      1.016           1.034              98,222
                                                               2003      0.826           1.016             101,564
                                                               2002      1.193           0.826             105,425
                                                               2001      1.000           1.193              46,933

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.989           0.991               8,759
                                                               2004      0.997           0.989              19,753
                                                               2003      1.000           0.997                 579

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      1.136           1.242           2,286,488
                                                               2004      1.054           1.136           2,791,114
                                                               2003      0.800           1.054           2,170,608
                                                               2002      1.212           0.800           2,025,793
                                                               2001      1.000           1.212             522,726

   Smith Barney High Income Portfolio (11/99)................  2005      1.329           1.336             505,818
                                                               2004      1.228           1.329             808,876
                                                               2003      0.983           1.228             750,091
                                                               2002      1.037           0.983             446,090
                                                               2001      1.000           1.037              29,916

   Smith Barney International All Cap Growth Portfolio
   (11/99)...................................................  2005      1.226           1.342               3,856
                                                               2004      1.062           1.226               3,856
                                                               2003      0.850           1.062              12,092

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney International All Cap Growth Portfolio
   (continued)...............................................  2002      1.168           0.850               6,583
                                                               2001      1.000           1.168               1,076

   Smith Barney Large Cap Value Portfolio (11/99)............  2005      1.090           1.137             265,411
                                                               2004      1.005           1.090             291,380
                                                               2003      0.804           1.005             357,237
                                                               2002      1.101           0.804             435,549
                                                               2001      1.000           1.101             171,941

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)...................................................  2005      1.237           1.275             604,781
                                                               2004      1.258           1.237             714,870
                                                               2003      0.870           1.258             566,137
                                                               2002      1.181           0.870             518,804
                                                               2001      1.000           1.181              61,317

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.343           1.425             388,860
                                                               2004      1.241           1.343             503,915
                                                               2003      0.976           1.241             546,831
                                                               2002      1.232           0.976             485,483
                                                               2001      1.000           1.232              97,391

   Smith Barney Money Market Portfolio (11/99)...............  2005      0.967           0.974             204,477
                                                               2004      0.978           0.967             499,541
                                                               2003      0.992           0.978           1,139,300
                                                               2002      1.000           0.992           1,669,540
                                                               2001      1.000           1.000             207,523

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      0.981           1.037             144,555
                                                               2004      0.935           0.981             200,083
                                                               2003      0.750           0.935             194,819
                                                               2002      1.134           0.750             156,956
                                                               2001      1.000           1.134              69,805

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.394           1.432              45,408
                                                               2004      1.231           1.394              78,805

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)...............................................  2003      0.885           1.231              78,918
                                                               2002      1.215           0.885              77,835
                                                               2001      1.000           1.215                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.410           1.614             325,328
                                                               2004      1.248           1.410             357,392
                                                               2003      0.992           1.248             287,237
                                                               2002      1.118           0.992             223,681
                                                               2001      1.000           1.118              74,817

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.411           1.631             355,930
                                                               2004      1.155           1.411             314,692
                                                               2003      0.853           1.155             255,006
                                                               2002      0.992           0.853             148,547

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.340           1.551              73,784
                                                               2004      1.145           1.340                  --
                                                               2003      1.000           1.145                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005      1.152           1.191                  --
                                                               2004      1.112           1.152                  --
                                                               2003      1.000           1.112                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.220           1.249              24,523
                                                               2004      1.120           1.220               4,812
                                                               2003      1.000           1.120                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      1.159           1.304                  --
                                                               2004      1.093           1.159                  --
                                                               2003      1.000           1.093                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.319           1.474             178,975
                                                               2004      1.187           1.319              99,580
                                                               2003      1.000           1.187              75,501

   Growth Fund -- Class 2 Shares (11/99).....................  2005      1.266           1.440             390,697
                                                               2004      1.149           1.266             222,148
                                                               2003      1.000           1.149              87,646

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.239           1.284             226,936
                                                               2004      1.147           1.239             125,019
                                                               2003      1.000           1.147              87,906

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.470           1.543                  --
                                                               2004      1.143           1.470                  --
                                                               2003      1.000           1.143                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.201           1.295              12,858
                                                               2004      1.074           1.201                  --
                                                               2003      0.996           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.199           1.293              19,763
                                                               2004      1.067           1.199                  --
                                                               2003      1.016           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005      0.984           1.031              70,308

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      1.302           1.336              95,391
                                                               2004      1.192           1.302              73,991
                                                               2003      1.000           1.192              72,821

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)....  2005      1.232           1.334             122,543
                                                               2004      1.117           1.232               8,209
                                                               2003      1.000           1.117                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.542           1.924              12,852
                                                               2004      1.263           1.542                  --
                                                               2003      1.000           1.263                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.364           1.472              60,925
                                                               2004      1.175           1.364                  --
                                                               2003      1.000           1.175                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005      1.319           1.406                  --
                                                               2004      1.161           1.319                  --
                                                               2003      1.000           1.161                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      1.192           1.218              26,682
                                                               2004      1.119           1.192              26,682
                                                               2003      1.000           1.119                  --

   Diversified Strategic Income Portfolio (11/99)............  2005      1.105           1.110              13,020
                                                               2004      1.057           1.105               9,845
                                                               2003      1.000           1.057                  --

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      1.219           1.245               3,933
                                                               2004      1.130           1.219                  --
                                                               2003      1.000           1.130                  --

   Fundamental Value Portfolio (12/99).......................  2005      1.238           1.271              41,533
                                                               2004      1.169           1.238              25,340
                                                               2003      1.000           1.169               2,903

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      1.347           1.478                  --
                                                               2004      1.142           1.347                  --
                                                               2003      1.000           1.142                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.320           1.344              62,492
                                                               2004      1.173           1.320                  --
                                                               2003      1.000           1.173                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.258           1.272             102,438
                                                               2004      1.140           1.258                  --
                                                               2003      1.000           1.140                  --

   Mid-Cap Value Portfolio (5/03)............................  2005      1.404           1.488              85,822
                                                               2004      1.156           1.404              25,827
                                                               2003      1.000           1.156                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.115           1.115              36,177
                                                               2004      1.046           1.115              24,973
                                                               2003      1.000           1.046               4,700

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.052           1.056             359,661
                                                               2004      1.024           1.052             191,473
                                                               2003      1.000           1.024              10,207

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)....................................................  2005      1.186           1.246                  --
                                                               2004      1.126           1.186                  --
                                                               2003      1.000           1.126                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.343           1.475                  --
                                                               2004      1.180           1.343                  --
                                                               2003      1.000           1.180                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.528           1.601              13,871
                                                               2004      1.236           1.528               1,314
                                                               2003      1.000           1.236               1,436

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.241           1.264              37,563
                                                               2004      1.170           1.241              37,563
                                                               2003      1.000           1.170                  --

   Investors Fund -- Class I (11/99).........................  2005      1.240           1.293                  --
                                                               2004      1.147           1.240                  --
                                                               2003      1.000           1.147                  --

   Small Cap Growth Fund -- Class I (11/99)..................  2005      1.394           1.432              11,063
                                                               2004      1.236           1.394                  --
                                                               2003      1.000           1.236                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      1.115           1.090              21,979
                                                               2004      1.101           1.115              57,419
                                                               2003      1.000           1.101                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      1.160           1.207                  --
                                                               2004      1.151           1.160                  --
                                                               2003      1.000           1.151                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.179           1.215             526,827
                                                               2004      1.129           1.179             838,573
                                                               2003      1.000           1.129             120,387

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.120           1.143             371,853
                                                               2004      1.089           1.120             186,971
                                                               2003      1.000           1.089               1,107

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.231           1.284             102,069
                                                               2004      1.140           1.231             121,998
                                                               2003      1.000           1.140                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.173           1.189              54,027
                                                               2004      1.122           1.173             193,059
                                                               2003      1.000           1.122                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      1.185           1.262                  --
                                                               2004      1.136           1.185                  --
                                                               2003      1.000           1.136                  --

   Equity Income Portfolio (11/99)...........................  2005      1.218           1.246                  --
                                                               2004      1.132           1.218                  --
                                                               2003      1.000           1.132                  --

   Large Cap Portfolio (11/99)...............................  2005      1.172           1.247                  --
                                                               2004      1.123           1.172                  --
                                                               2003      1.000           1.123                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)....  2005      1.045           1.106                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Managed Allocation Series: Conservative Portfolio (5/05).....  2005      1.000           1.017                  --

Managed Allocation Series: Moderate Portfolio (5/05).........  2005      1.000           1.051                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05).......................................................  2005      1.017           1.084                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05).............................................  2005      1.011           1.028                  --

Mercury Large Cap Core Portfolio (11/99).....................  2005      1.236           1.357                  --
                                                               2004      1.090           1.236                  --
                                                               2003      1.000           1.090                  --

MFS Emerging Growth Portfolio (11/99)........................  2005      1.220           1.183                  --
                                                               2004      1.105           1.220                  --
                                                               2003      1.000           1.105                  --

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      1.264           1.276                  --
                                                               2004      1.132           1.264                  --
                                                               2003      1.000           1.132                  --

MFS Total Return Portfolio (11/99)...........................  2005      1.177           1.187             262,473
                                                               2004      1.078           1.177             104,798
                                                               2003      1.000           1.078              81,699

MFS Value Portfolio (5/04)...................................  2005      1.117           1.164              97,398
                                                               2004      0.972           1.117                  --

Mondrian International Stock Portfolio (8/02)................  2005      1.313           1.408              63,679
                                                               2004      1.158           1.313                  --
                                                               2003      1.000           1.158                  --

Pioneer Fund Portfolio (5/03)................................  2005      1.226           1.273              24,893
                                                               2004      1.127           1.226                  --
                                                               2003      1.000           1.127                  --

Pioneer Mid Cap Value Portfolio (6/05).......................  2005      1.000           1.036                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Pioneer Strategic Income Portfolio (5/04).................  2005      1.091           1.107               7,102
                                                               2004      0.982           1.091                  --

   Strategic Equity Portfolio (11/99)........................  2005      1.205           1.204                  --
                                                               2004      1.116           1.205                  --
                                                               2003      1.000           1.116                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05).....  2005      1.000           1.112                  --

   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.107                  --

   Travelers Managed Income Portfolio (11/99)................  2005      1.036           1.029               6,810
                                                               2004      1.029           1.036               5,115
                                                               2003      1.000           1.029                  --

   Van Kampen Enterprise Portfolio (11/99)...................  2005      1.148           1.212              20,157
                                                               2004      1.128           1.148                  --
                                                               2003      1.000           1.128                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.988           0.990              33,655
                                                               2004      0.997           0.988              31,864
                                                               2003      1.000           0.997               2,406

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      1.223           1.337              64,036
                                                               2004      1.136           1.223              54,911
                                                               2003      1.000           1.136                  --

   Smith Barney High Income Portfolio (11/99)................  2005      1.191           1.197              57,438
                                                               2004      1.101           1.191              43,116
                                                               2003      1.000           1.101               2,546

   Smith Barney International All Cap Growth Portfolio
   (11/99)...................................................  2005      1.354           1.482                  --
                                                               2004      1.173           1.354                  --
                                                               2003      1.000           1.173                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Large Cap Value Portfolio (11/99)............  2005      1.242           1.296                  --
                                                               2004      1.147           1.242                  --
                                                               2003      1.000           1.147                  --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)...................................................  2005      1.148           1.183              12,773
                                                               2004      1.169           1.148              46,877
                                                               2003      1.000           1.169                  --

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.252           1.328              23,642
                                                               2004      1.158           1.252              23,009
                                                               2003      1.000           1.158                  --

   Smith Barney Money Market Portfolio (11/99)...............  2005      0.982           0.989              78,034
                                                               2004      0.994           0.982                  --
                                                               2003      1.000           0.994                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      1.169           1.236               3,267
                                                               2004      1.115           1.169               3,336
                                                               2003      1.000           1.115               2,893

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.397           1.436               1,912
                                                               2004      1.234           1.397               1,478
                                                               2003      1.000           1.234               1,397

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.288           1.474             105,425
                                                               2004      1.141           1.288                  --
                                                               2003      1.000           1.141                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.462           1.690              20,828
                                                               2004      1.198           1.462               4,757
                                                               2003      1.000           1.198                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.385           1.602               5,975
                                                               2004      1.184           1.385                 769
                                                               2003      0.968           1.184                  --
                                                               2002      1.000           0.968                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005      1.220           1.262                  --
                                                               2004      1.179           1.220                  --
                                                               2003      0.963           1.179                  --
                                                               2002      1.000           0.963                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.352           1.384                  --
                                                               2004      1.242           1.352                  --
                                                               2003      0.960           1.242                  --
                                                               2002      1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      1.213           1.364              62,770
                                                               2004      1.144           1.213              58,277
                                                               2003      0.948           1.144               1,664
                                                               2002      1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.448           1.616             482,005
                                                               2004      1.303           1.448             458,220
                                                               2003      0.984           1.303              36,452
                                                               2002      1.000           0.984                  --

   Growth Fund -- Class 2 Shares (11/99).....................  2005      1.416           1.611           1,445,146
                                                               2004      1.286           1.416           1,368,378
                                                               2003      0.960           1.286              70,233
                                                               2002      1.000           0.960                  --

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.360           1.409           1,347,106
                                                               2004      1.259           1.360           1,289,883
                                                               2003      0.971           1.259             144,983
                                                               2002      1.000           0.971                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.696           1.779              62,620
                                                               2004      1.319           1.696              58,367
                                                               2003      1.005           1.319               4,827
                                                               2002      1.000           1.005                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.200           1.294             420,136
                                                               2004      1.073           1.200             361,311
                                                               2003      1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.198           1.291             276,788
                                                               2004      1.067           1.198             264,527
                                                               2003      1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005      0.984           1.030                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      1.420           1.456               9,365
                                                               2004      1.301           1.420               9,365
                                                               2003      0.969           1.301               9,365
                                                               2002      1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)....  2005      1.342           1.453             207,118
                                                               2004      1.218           1.342             176,628
                                                               2003      0.994           1.218              60,706
                                                               2002      1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.759           2.193             106,758
                                                               2004      1.441           1.759              65,328
                                                               2003      1.000           1.441               7,709

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.484           1.601             102,005
                                                               2004      1.279           1.484              95,320

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)...............................................  2003      0.989           1.279              18,112
                                                               2002      1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005      1.434           1.528             331,794
                                                               2004      1.263           1.434             286,389
                                                               2003      0.976           1.263              41,590
                                                               2002      1.000           0.976                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      1.268           1.294              33,097
                                                               2004      1.191           1.268              33,097
                                                               2003      0.977           1.191              33,097
                                                               2002      1.000           0.977                  --

   Diversified Strategic Income Portfolio (11/99)............  2005      1.154           1.158               9,539
                                                               2004      1.105           1.154               9,539
                                                               2003      1.010           1.105               9,539
                                                               2002      1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      1.304           1.331             357,933
                                                               2004      1.209           1.304             411,278
                                                               2003      0.967           1.209              48,170
                                                               2002      1.000           0.967                  --

   Fundamental Value Portfolio (12/99).......................  2005      1.388           1.423               8,642
                                                               2004      1.310           1.388               8,642
                                                               2003      0.966           1.310               8,642
                                                               2002      1.000           0.966                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      1.529           1.676                  --
                                                               2004      1.296           1.529                  --
                                                               2003      0.983           1.296                  --
                                                               2002      1.000           0.983                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.495           1.521             184,983
                                                               2004      1.329           1.495             182,013
                                                               2003      1.000           1.329              13,380

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.365           1.380             258,906
                                                               2004      1.238           1.365             250,029
                                                               2003      1.000           1.238              18,755

   Mid-Cap Value Portfolio (5/03)............................  2005      1.522           1.612             602,227
                                                               2004      1.253           1.522             558,676
                                                               2003      1.000           1.253              30,096

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.111           1.110             225,093
                                                               2004      1.043           1.111             159,740
                                                               2003      1.000           1.043               6,497

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.068           1.071             574,292
                                                               2004      1.040           1.068             536,319
                                                               2003      1.012           1.040              52,717
                                                               2002      1.000           1.012                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
  (6/01).....................................................  2005      1.303           1.368                  --
                                                               2004      1.238           1.303                  --
                                                               2003      0.958           1.238                  --
                                                               2002      1.000           0.958                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.422           1.562              75,118
                                                               2004      1.251           1.422              64,572
                                                               2003      0.994           1.251                  --
                                                               2002      1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.767           1.851             175,716
                                                               2004      1.431           1.767             162,126

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)...............................................  2003      0.977           1.431              11,692
                                                               2002      1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.385           1.410              81,352
                                                               2004      1.306           1.385              72,942
                                                               2003      0.960           1.306               2,066
                                                               2002      1.000           0.960                  --

   Investors Fund -- Class I (11/99).........................  2005      1.341           1.398             123,801
                                                               2004      1.241           1.341             114,838
                                                               2003      0.958           1.241               2,898
                                                               2002      1.000           0.958                  --

   Small Cap Growth Fund -- Class I (11/99)..................  2005      1.592           1.635              92,752
                                                               2004      1.413           1.592              78,737
                                                               2003      0.970           1.413              14,928
                                                               2002      1.000           0.970                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      1.178           1.150                  --
                                                               2004      1.164           1.178                  --
                                                               2003      0.963           1.164                  --
                                                               2002      1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      1.270           1.322                  --
                                                               2004      1.261           1.270                  --
                                                               2003      0.960           1.261                  --
                                                               2002      1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.301           1.341              62,731
                                                               2004      1.247           1.301              62,758
                                                               2003      0.969           1.247             128,588
                                                               2002      1.000           0.969                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.201           1.226              36,551
                                                               2004      1.169           1.201              36,551
                                                               2003      0.979           1.169             197,996
                                                               2002      1.000           0.979                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.337           1.395                  --
                                                               2004      1.239           1.337                  --
                                                               2003      0.962           1.239                  --
                                                               2002      1.000           0.962                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.268           1.285              55,748
                                                               2004      1.214           1.268              55,748
                                                               2003      0.961           1.214              30,431
                                                               2002      1.000           0.961                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      1.275           1.357              46,791
                                                               2004      1.224           1.275              41,960
                                                               2003      0.967           1.224              11,023
                                                               2002      1.000           0.967                  --

   Equity Income Portfolio (11/99)...........................  2005      1.323           1.353             175,114
                                                               2004      1.230           1.323             183,922
                                                               2003      0.958           1.230                  --
                                                               2002      1.000           0.958                  --

   Large Cap Portfolio (11/99)...............................  2005      1.230           1.308              26,320
                                                               2004      1.179           1.230              21,855
                                                               2003      0.967           1.179               2,446
                                                               2002      1.000           0.967                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)....  2005      1.045           1.106                  --

   Managed Allocation Series: Conservative Portfolio (5/05)..  2005      1.000           1.017              28,480

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Managed Allocation Series: Moderate Portfolio (5/05).........  2005      1.000           1.051             161,755

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05).......................................................  2005      1.017           1.084                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05).............................................  2005      1.011           1.028                  --

Mercury Large Cap Core Portfolio (11/99).....................  2005      1.309           1.435             128,179
                                                               2004      1.154           1.309             123,977
                                                               2003      0.973           1.154               6,398
                                                               2002      1.000           0.973                  --

MFS Emerging Growth Portfolio (11/99)........................  2005      1.354           1.313                  --
                                                               2004      1.227           1.354              25,588
                                                               2003      0.971           1.227                  --
                                                               2002      1.000           0.971                  --

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      1.459           1.472             107,840
                                                               2004      1.306           1.459              74,203
                                                               2003      0.974           1.306               6,590
                                                               2002      1.000           0.974                  --

MFS Total Return Portfolio (11/99)...........................  2005      1.226           1.236           1,399,762
                                                               2004      1.124           1.226           1,265,778
                                                               2003      0.986           1.124             129,554
                                                               2002      1.000           0.986                  --

MFS Value Portfolio (5/04)...................................  2005      1.117           1.163              98,144
                                                               2004      0.972           1.117              15,762

Mondrian International Stock Portfolio (8/02)................  2005      1.428           1.530             155,122
                                                               2004      1.260           1.428             158,573
                                                               2003      1.001           1.260               8,954
                                                               2002      1.000           1.001                  --

Pioneer Fund Portfolio (5/03)................................  2005      1.317           1.366               8,038
                                                               2004      1.211           1.317               7,877
                                                               2003      1.000           1.211                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Pioneer Mid Cap Value Portfolio (6/05)....................  2005      1.000           1.036                  --

   Pioneer Strategic Income Portfolio (5/04).................  2005      1.090           1.106              63,092
                                                               2004      0.982           1.090              52,796

   Strategic Equity Portfolio (11/99)........................  2005      1.357           1.355              22,596
                                                               2004      1.258           1.357              22,596
                                                               2003      0.969           1.258              18,537
                                                               2002      1.000           0.969                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05).....  2005      1.000           1.111               5,892

   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.107               5,163

   Travelers Managed Income Portfolio (11/99)................  2005      1.083           1.075              53,668
                                                               2004      1.076           1.083              53,668
                                                               2003      1.014           1.076              53,668
                                                               2002      1.000           1.014                  --

   Van Kampen Enterprise Portfolio (11/99)...................  2005      1.207           1.274                  --
                                                               2004      1.188           1.207                  --
                                                               2003      0.966           1.188                  --
                                                               2002      1.000           0.966                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.987           0.989             382,852
                                                               2004      0.997           0.987             334,352
                                                               2003      1.000           0.997              18,897

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      1.347           1.472                  --
                                                               2004      1.252           1.347                  --
                                                               2003      0.951           1.252                  --
                                                               2002      1.000           0.951                  --

   Smith Barney High Income Portfolio (11/99)................  2005      1.359           1.365              10,290
                                                               2004      1.257           1.359              10,296
                                                               2003      1.007           1.257               9,918
                                                               2002      1.000           1.007                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)...................................................  2005      1.418           1.551                  --
                                                               2004      1.230           1.418                  --
                                                               2003      0.986           1.230                  --
                                                               2002      1.000           0.986                  --

   Smith Barney Large Cap Value Portfolio (11/99)............  2005      1.310           1.366                  --
                                                               2004      1.210           1.310                  --
                                                               2003      0.969           1.210                  --
                                                               2002      1.000           0.969                  --

   Smith Barney Large Capitalization Growth Portfolio

   (11/99)...................................................  2005      1.342           1.382                  --
                                                               2004      1.366           1.342                  --
                                                               2003      0.946           1.366                  --
                                                               2002      1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.341           1.421              19,016
                                                               2004      1.240           1.341              19,016
                                                               2003      0.977           1.240              19,016
                                                               2002      1.000           0.977                  --

   Smith Barney Money Market Portfolio (11/99)...............  2005      0.972           0.978              24,852
                                                               2004      0.985           0.972              24,852
                                                               2003      0.999           0.985              24,852
                                                               2002      1.000           0.999                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      1.253           1.323                  --
                                                               2004      1.196           1.253                  --
                                                               2003      0.959           1.196                  --
                                                               2002      1.000           0.959                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.532           1.573                  --
                                                               2004      1.354           1.532                  --
                                                               2003      0.974           1.354                  --
                                                               2002      1.000           0.974                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.406           1.608               9,433
                                                               2004      1.246           1.406               9,433
                                                               2003      0.991           1.246               9,433
                                                               2002      1.000           0.991                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.628           1.881             486,945
                                                               2004      1.334           1.628             479,347
                                                               2003      0.986           1.334              43,499
                                                               2002      1.000           0.986                  --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

                             VINTAGE II (SERIES II)

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.128           1.314               2,782
                                                               2004      0.958           1.128                  --
                                                               2003      0.779           0.958                  --
                                                               2002      0.877           0.779                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.124           1.158                 860
                                                               2004      1.025           1.124                 864
                                                               2003      0.787           1.025                 868
                                                               2002      0.980           0.787                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      0.783           0.886                  --
                                                               2004      0.734           0.783              17,630
                                                               2003      0.604           0.734              18,349
                                                               2002      0.886           0.604              18,360
                                                               2001      1.000           0.886              19,131

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.120           1.258             235,355
                                                               2004      1.002           1.120             181,927
                                                               2003      0.752           1.002              76,683
                                                               2002      0.894           0.752              75,028
                                                               2001      1.000           0.894                  --

   Growth Fund -- Class 2 Shares (11/99).....................  2005      0.970           1.110             698,088
                                                               2004      0.875           0.970             593,038
                                                               2003      0.649           0.875             268,895
                                                               2002      0.872           0.649             153,455
                                                               2001      1.000           0.872              43,592

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.093           1.140             949,591
                                                               2004      1.005           1.093             854,187
                                                               2003      0.771           1.005             591,132
                                                               2002      0.958           0.771             412,481
                                                               2001      1.000           0.958             282,886

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.634           1.725                  --
                                                               2004      1.262           1.634                  --
                                                               2003      0.956           1.262                  --
                                                               2002      1.047           0.956                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.209           1.312              21,130
                                                               2004      1.074           1.209                  --
                                                               2003      1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.207           1.309                  --
                                                               2004      1.068           1.207                  --
                                                               2003      1.000           1.068                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005      0.984           1.035                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      0.971           1.002              48,638
                                                               2004      0.884           0.971              41,181
                                                               2003      0.654           0.884              28,472
                                                               2002      0.931           0.654               8,988
                                                               2001      1.000           0.931               8,988

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)....  2005      1.155           1.258             147,492
                                                               2004      1.041           1.155              95,267
                                                               2003      0.844           1.041              20,308
                                                               2002      0.999           0.844                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.778           2.232              48,416
                                                               2004      1.447           1.778              16,964
                                                               2003      1.000           1.447               4,464

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.092           1.185              64,761
                                                               2004      0.935           1.092              61,429

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)...............................................  2003      0.718           0.935              26,203
                                                               2002      0.895           0.718               8,848
                                                               2001      1.000           0.895               8,848

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005      1.177           1.263              79,885
                                                               2004      1.030           1.177              17,824
                                                               2003      0.791           1.030                  --
                                                               2002      0.832           0.791                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      1.003           1.030             279,720
                                                               2004      0.936           1.003             287,355
                                                               2003      0.763           0.936             202,023
                                                               2002      0.939           0.763             116,078
                                                               2001      1.000           0.939             107,026

   Diversified Strategic Income Portfolio (11/99)............  2005      1.191           1.203             119,950
                                                               2004      1.133           1.191             120,223
                                                               2003      1.029           1.133              25,126
                                                               2002      0.996           1.029               9,724
                                                               2001      1.000           0.996               5,300

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      0.954           0.980               3,495
                                                               2004      0.878           0.954              17,871
                                                               2003      0.698           0.878              14,429
                                                               2002      0.913           0.698              14,429
                                                               2001      1.000           0.913              14,429

   Fundamental Value Portfolio (12/99).......................  2005      1.034           1.068             895,841
                                                               2004      0.970           1.034             901,250
                                                               2003      0.710           0.970             720,355
                                                               2002      0.916           0.710             671,634
                                                               2001      1.000           0.916             204,782

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      0.877           0.968             192,864
                                                               2004      0.739           0.877             217,020
                                                               2003      0.556           0.739             223,802
                                                               2002      0.786           0.556             171,434
                                                               2001      1.000           0.786              69,922

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.511           1.548               8,135
                                                               2004      1.335           1.511               8,512
                                                               2003      1.000           1.335                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.380           1.404               4,623
                                                               2004      1.244           1.380                  --
                                                               2003      1.000           1.244                  --

   Mid-Cap Value Portfolio (5/03)............................  2005      1.538           1.640              63,086
                                                               2004      1.259           1.538             106,225
                                                               2003      1.000           1.259              21,310

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.124           1.130              41,010
                                                               2004      1.047           1.124              24,543
                                                               2003      1.000           1.047              16,532

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.197           1.208             263,610
                                                               2004      1.159           1.197             232,053
                                                               2003      1.120           1.159             146,666
                                                               2002      1.042           1.120              77,194
                                                               2001      1.000           1.042                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.055           1.167               7,540
                                                               2004      0.922           1.055              11,446
                                                               2003      0.728           0.922                  --
                                                               2002      0.898           0.728                  --
                                                               2001      1.000           0.898                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.520           1.603              27,484
                                                               2004      1.223           1.520               9,788
                                                               2003      0.829           1.223               9,041
                                                               2002      1.030           0.829                  --
                                                               2001      1.000           1.030                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.015           1.041             171,375
                                                               2004      0.952           1.015             179,686
                                                               2003      0.695           0.952             166,580
                                                               2002      0.941           0.695             116,360
                                                               2001      1.000           0.941               2,440

   Investors Fund -- Class I (11/99).........................  2005      1.000           1.049              60,504
                                                               2004      0.920           1.000              54,527
                                                               2003      0.705           0.920              53,797
                                                               2002      0.931           0.705              10,871
                                                               2001      1.000           0.931               7,772

   Small Cap Growth Fund -- Class I (11/99)..................  2005      0.999           1.032              18,257
                                                               2004      0.881           0.999              17,350
                                                               2003      0.601           0.881              57,663
                                                               2002      0.934           0.601                  --
                                                               2001      1.000           0.934                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      0.812           0.799               2,434
                                                               2004      0.798           0.812               2,441
                                                               2003      0.656           0.798                  --
                                                               2002      0.900           0.656                  --
                                                               2001      1.000           0.900                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      0.881           0.923                  --
                                                               2004      0.869           0.881                  --
                                                               2003      0.657           0.869                  --
                                                               2002      0.911           0.657                  --
                                                               2001      1.000           0.911                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.443           1.497             747,131
                                                               2004      1.374           1.443             575,415
                                                               2003      1.061           1.374             386,731
                                                               2002      1.000           1.061                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.290           1.325             559,921
                                                               2004      1.247           1.290             703,763
                                                               2003      1.038           1.247              16,875
                                                               2002      1.000           1.038                  --

   Multiple Discipline Portfolio -- Global All Cap Growth

   and Value (10/02).........................................  2005      1.512           1.587              30,598
                                                               2004      1.392           1.512              17,052
                                                               2003      1.074           1.392               8,661
                                                               2002      1.000           1.074                  --

   Multiple Discipline Portfolio -- Large Cap Growth and

   Value (10/02).............................................  2005      1.429           1.457              85,574
                                                               2004      1.359           1.429              85,601
                                                               2003      1.069           1.359               7,342
                                                               2002      1.000           1.069                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      0.885           0.948               6,701
                                                               2004      0.844           0.885              33,843
                                                               2003      0.662           0.844                  --
                                                               2002      0.883           0.662                  --
                                                               2001      1.000           0.883                  --

   Equity Income Portfolio (11/99)...........................  2005      1.112           1.145              57,849
                                                               2004      1.027           1.112              95,925
                                                               2003      0.795           1.027              41,127
                                                               2002      0.938           0.795                  --
                                                               2001      1.000           0.938                  --

   Large Cap Portfolio (11/99)...............................  2005      0.864           0.925              33,921
                                                               2004      0.823           0.864              48,492
                                                               2003      0.670           0.823              31,951
                                                               2002      0.881           0.670              14,572
                                                               2001      1.000           0.881              14,572

   Managed Allocation Series: Aggressive Portfolio (6/05)....  2005      1.045           1.110                  --

   Managed Allocation Series: Conservative Portfolio (5/05)..  2005      1.000           1.021                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Managed Allocation Series: Moderate Portfolio (5/05).........  2005      1.000           1.055                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05).......................................................  2005      1.017           1.088                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05).............................................  2005      1.012           1.032                  --

Mercury Large Cap Core Portfolio (11/99).....................  2005      0.869           0.959              38,686
                                                               2004      0.761           0.869              51,080
                                                               2003      0.637           0.761              28,327
                                                               2002      0.864           0.637              28,338
                                                               2001      1.000           0.864              19,312

MFS Emerging Growth Portfolio (11/99)........................  2005      0.766           0.743                  --
                                                               2004      0.689           0.766              49,788
                                                               2003      0.542           0.689              50,505
                                                               2002      0.836           0.542              50,516
                                                               2001      1.000           0.836             153,113

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      0.835           0.848              37,031
                                                               2004      0.743           0.835                  --
                                                               2003      0.550           0.743                  --
                                                               2002      0.626           0.550                  --

MFS Total Return Portfolio (11/99)...........................  2005      1.147           1.163             312,021
                                                               2004      1.044           1.147             379,696
                                                               2003      0.910           1.044             209,447
                                                               2002      0.975           0.910             237,582
                                                               2001      1.000           0.975               9,192

MFS Value Portfolio (5/04)...................................  2005      1.121           1.176               1,563
                                                               2004      0.973           1.121                  --

Mondrian International Stock Portfolio (8/02)................  2005      1.221           1.317              38,941
                                                               2004      1.071           1.221              15,306
                                                               2003      0.845           1.071              12,070
                                                               2002      0.846           0.845                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Pioneer Fund Portfolio (5/03).............................  2005      1.331           1.390              30,616
                                                               2004      1.216           1.331              38,807
                                                               2003      1.000           1.216               1,661

   Pioneer Mid Cap Value Portfolio (6/05)....................  2005      1.000           1.040                  --

   Pioneer Strategic Income Portfolio (5/04).................  2005      1.095           1.118              22,480
                                                               2004      0.983           1.095               3,736

   Strategic Equity Portfolio (11/99)........................  2005      0.789           0.793              31,112
                                                               2004      0.727           0.789              45,959
                                                               2003      0.556           0.727              45,975
                                                               2002      0.850           0.556              44,777
                                                               2001      1.000           0.850              80,728

   Style Focus Series: Small Cap Growth Portfolio (5/05).....  2005      1.000           1.116                  --

   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.112                  --

   Travelers Managed Income Portfolio (11/99)................  2005      1.098           1.097              83,144
                                                               2004      1.084           1.098              77,673
                                                               2003      1.015           1.084              72,610
                                                               2002      1.008           1.015             379,957
                                                               2001      1.000           1.008              13,390

   Van Kampen Enterprise Portfolio (11/99)...................  2005      0.814           0.864               1,755
                                                               2004      0.795           0.814               1,758
                                                               2003      0.643           0.795                  --
                                                               2002      0.923           0.643                  --
                                                               2001      1.000           0.923              10,283

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.996           1.004             104,652
                                                               2004      0.999           0.996             138,011
                                                               2003      1.000           0.999                  --

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      0.870           0.957             704,991
                                                               2004      0.803           0.870             717,090
                                                               2003      0.606           0.803             488,926

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Aggressive Growth Portfolio  (continued).....  2002      0.913           0.606             371,106
                                                               2001      1.000           0.913             182,759

   Smith Barney High Income Portfolio (11/99)................  2005      1.215           1.228             126,151
                                                               2004      1.116           1.215             108,477
                                                               2003      0.889           1.116              45,864
                                                               2002      0.932           0.889                  --
                                                               2001      1.000           0.932                  --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)...................................................  2005      0.984           1.020             223,559
                                                               2004      0.995           0.984             234,157
                                                               2003      0.684           0.995             114,140
                                                               2002      0.923           0.684              52,502
                                                               2001      1.000           0.923              43,609

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.029           1.098              19,997
                                                               2004      0.946           1.029              26,557
                                                               2003      0.740           0.946              24,376
                                                               2002      0.929           0.740              17,857
                                                               2001      1.000           0.929              17,857

   Smith Barney Money Market Portfolio (11/99)...............  2005      0.990           1.002              27,755
                                                               2004      0.996           0.990              27,330
                                                               2003      1.004           0.996              47,831
                                                               2002      1.007           1.004              53,821
                                                               2001      1.000           1.007              70,113

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      0.745           0.792              18,487
                                                               2004      0.706           0.745              38,914
                                                               2003      0.563           0.706              38,020
                                                               2002      0.846           0.563              33,984
                                                               2001      1.000           0.846             165,695

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.093           1.129              47,718
                                                               2004      0.959           1.093              20,115
                                                               2003      0.686           0.959              27,453

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)...............................................  2002      0.937           0.686                  --
                                                               2001      1.000           0.937                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.209           1.392              92,049
                                                               2004      1.064           1.209              97,482
                                                               2003      0.842           1.064              41,891
                                                               2002      0.943           0.842               3,134
                                                               2001      1.000           0.943             128,929

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.432           1.665              47,224
                                                               2004      1.166           1.432              25,682
                                                               2003      0.856           1.166              13,063
                                                               2002      0.993           0.856                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.127           1.311              13,286
                                                               2004      0.957           1.127                  --
                                                               2003      0.778           0.957                  --
                                                               2002      0.877           0.778                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.122           1.156              92,207
                                                               2004      1.025           1.122             111,013
                                                               2003      0.787           1.025              76,133
                                                               2002      0.980           0.787              27,078

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      0.663           0.749             928,297
                                                               2004      0.621           0.663           1,056,112
                                                               2003      0.511           0.621           1,149,526
                                                               2002      0.751           0.511           1,363,047
                                                               2001      0.924           0.751           1,490,271
                                                               2000      1.127           0.924           1,121,509
                                                               1999      1.000           1.127              99,866

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.022           1.147           1,276,068
                                                               2004      0.914           1.022           1,275,142
                                                               2003      0.686           0.914           1,189,877
                                                               2002      0.817           0.686           1,012,199
                                                               2001      0.967           0.817             979,507
                                                               2000      1.210           0.967             894,278
                                                               1999      1.000           1.210              45,911

   Growth Fund -- Class 2 Shares (11/99).....................  2005      1.073           1.228           3,408,918
                                                               2004      0.969           1.073           3,554,321
                                                               2003      0.719           0.969           3,511,737
                                                               2002      0.967           0.719           3,293,592
                                                               2001      1.200           0.967           2,760,602
                                                               2000      1.167           1.200           2,103,315
                                                               1999      1.000           1.167             131,798

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.270           1.324           2,638,969
                                                               2004      1.169           1.270           2,607,605
                                                               2003      0.896           1.169           2,496,903
                                                               2002      1.115           0.896           2,302,002

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Growth-Income Fund -- Class 2 Shares  (continued).........  2001      1.104           1.115           1,629,102
                                                               2000      1.039           1.104             898,869
                                                               1999      1.000           1.039             303,426

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.632           1.722               4,790
                                                               2004      1.261           1.632                  --
                                                               2003      0.956           1.261                  --
                                                               2002      1.047           0.956                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.208           1.311              35,224
                                                               2004      1.074           1.208              26,210
                                                               2003      1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.206           1.308              16,785
                                                               2004      1.067           1.206              16,785
                                                               2003      1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005      0.984           1.034              44,370

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      0.868           0.895             768,986
                                                               2004      0.790           0.868           1,095,424
                                                               2003      0.585           0.790           1,130,463
                                                               2002      0.833           0.585           1,301,515
                                                               2001      0.998           0.833             712,665
                                                               2000      1.215           0.998             613,514
                                                               1999      1.000           1.215             113,599

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)....  2005      1.153           1.256             314,362
                                                               2004      1.040           1.153             289,908
                                                               2003      0.844           1.040             114,927
                                                               2002      0.999           0.844              10,215

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.776           2.229              95,280
                                                               2004      1.446           1.776              75,339
                                                               2003      1.000           1.446              45,169

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.079           1.171             584,912
                                                               2004      0.925           1.079             597,048
                                                               2003      0.710           0.925             618,363
                                                               2002      0.886           0.710             599,032
                                                               2001      1.071           0.886             644,881
                                                               2000      1.114           1.071             417,144
                                                               1999      1.000           1.114              68,217

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005      1.176           1.260              23,480
                                                               2004      1.029           1.176                  --
                                                               2003      0.791           1.029                  --
                                                               2002      0.831           0.791                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      1.032           1.060           1,765,138
                                                               2004      0.964           1.032           1,794,351
                                                               2003      0.786           0.964           1,795,814
                                                               2002      0.968           0.786           1,216,251
                                                               2001      1.024           0.968             894,292
                                                               2000      1.044           1.024             442,561
                                                               1999      1.000           1.044              38,295

   Diversified Strategic Income Portfolio (11/99)............  2005      1.226           1.238             376,568
                                                               2004      1.166           1.226             572,079
                                                               2003      1.060           1.166             595,399
                                                               2002      1.027           1.060             494,056
                                                               2001      1.011           1.027             520,827
                                                               2000      0.999           1.011             204,937
                                                               1999      1.000           0.999              15,447

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      0.857           0.880             542,873
                                                               2004      0.790           0.857             600,275
                                                               2003      0.628           0.790             687,394
                                                               2002      0.822           0.628             503,267
                                                               2001      0.952           0.822             336,668

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Equity Index Portfolio -- Class II Shares  (continued)....  2000      1.067           0.952             212,335
                                                               1999      1.000           1.067               9,761

   Fundamental Value Portfolio (12/99).......................  2005      1.293           1.334           1,844,285
                                                               2004      1.214           1.293           2,035,648
                                                               2003      0.889           1.214           2,047,218
                                                               2002      1.147           0.889           1,802,184
                                                               2001      1.230           1.147           1,333,668
                                                               2000      1.037           1.230             363,590
                                                               1999      1.000           1.037               2,903

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      0.446           0.492             351,881
                                                               2004      0.376           0.446             388,869
                                                               2003      0.283           0.376             691,034
                                                               2002      0.400           0.283             688,256
                                                               2001      0.673           0.400             977,403
                                                               2000      1.000           0.673             393,620

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.510           1.546               6,617
                                                               2004      1.334           1.510               9,917
                                                               2003      1.000           1.334               3,288

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.379           1.402             158,849
                                                               2004      1.243           1.379             188,850
                                                               2003      1.000           1.243              79,663

   Mid-Cap Value Portfolio (5/03)............................  2005      1.537           1.638             304,428
                                                               2004      1.258           1.537             279,335
                                                               2003      1.000           1.258              44,004

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.123           1.128             264,059
                                                               2004      1.047           1.123             261,701
                                                               2003      1.000           1.047              21,011

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.207           1.217           1,767,257
                                                               2004      1.168           1.207           2,051,135
                                                               2003      1.130           1.168           2,368,710

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Total Return Portfolio -- Administrative Class
   (continued)...............................................  2002      1.052           1.130           2,010,880
                                                               2001      1.005           1.052             278,487

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.005           1.111             159,519
                                                               2004      0.879           1.005             161,505
                                                               2003      0.694           0.879             171,882
                                                               2002      0.856           0.694             138,439
                                                               2001      0.995           0.856              48,818

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.602           1.689             279,275
                                                               2004      1.289           1.602             268,729
                                                               2003      0.875           1.289             321,040
                                                               2002      1.087           0.875             334,827
                                                               2001      1.029           1.087             122,374

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.299           1.331             742,521
                                                               2004      1.218           1.299             776,123
                                                               2003      0.890           1.218             834,515
                                                               2002      1.206           0.890             879,355
                                                               2001      1.202           1.206             481,406
                                                               2000      1.033           1.202             143,927
                                                               1999      1.000           1.033               1,992

   Investors Fund -- Class I (11/99).........................  2005      1.182           1.240             558,878
                                                               2004      1.088           1.182             681,190
                                                               2003      0.835           1.088             555,621
                                                               2002      1.102           0.835             524,906
                                                               2001      1.168           1.102             503,746
                                                               2000      1.029           1.168             114,196
                                                               1999      1.000           1.029              28,784

   Small Cap Growth Fund -- Class I (11/99)..................  2005      1.280           1.322             137,486
                                                               2004      1.129           1.280             156,421
                                                               2003      0.770           1.129             151,638
                                                               2002      1.198           0.770             131,224
                                                               2001      1.312           1.198             127,611

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Small Cap Growth Fund -- Class I  (continued).............  2000      1.141           1.312             152,125
                                                               1999      1.000           1.141                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      0.805           0.791             131,516
                                                               2004      0.791           0.805             131,703
                                                               2003      0.650           0.791             131,894
                                                               2002      0.893           0.650             156,270
                                                               2001      1.033           0.893              17,631

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      0.863           0.903             178,519
                                                               2004      0.852           0.863             180,108
                                                               2003      0.644           0.852             197,660
                                                               2002      0.894           0.644             208,158
                                                               2001      1.011           0.894              82,304

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.442           1.494             374,323
                                                               2004      1.373           1.442             374,328
                                                               2003      1.061           1.373              85,870
                                                               2002      1.000           1.061                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.289           1.323             310,154
                                                               2004      1.246           1.289             273,927
                                                               2003      1.038           1.246             153,494
                                                               2002      1.000           1.038               8,043

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.510           1.584               6,055
                                                               2004      1.391           1.510               6,055
                                                               2003      1.074           1.391               6,060
                                                               2002      1.000           1.074                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.427           1.455              25,286
                                                               2004      1.358           1.427              38,020
                                                               2003      1.069           1.358              25,286
                                                               2002      1.000           1.069                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      0.864           0.925              56,499
                                                               2004      0.824           0.864             115,641
                                                               2003      0.647           0.824             126,065
                                                               2002      0.863           0.647             133,039
                                                               2001      0.977           0.863              69,934

   Equity Income Portfolio (11/99)...........................  2005      1.185           1.219             553,949
                                                               2004      1.095           1.185             569,818
                                                               2003      0.848           1.095             528,737
                                                               2002      1.001           0.848             436,367
                                                               2001      1.089           1.001             331,110
                                                               2000      1.013           1.089             136,422
                                                               1999      1.000           1.013                  --

   Large Cap Portfolio (11/99)...............................  2005      0.715           0.765             218,304
                                                               2004      0.681           0.715             277,766
                                                               2003      0.555           0.681             279,545
                                                               2002      0.730           0.555             273,546
                                                               2001      0.897           0.730             382,761
                                                               2000      1.065           0.897             278,920
                                                               1999      1.000           1.065               1,681

   Managed Allocation Series: Aggressive Portfolio (6/05)....  2005      1.045           1.110                  --

   Managed Allocation Series: Conservative Portfolio (5/05)..  2005      1.000           1.021              28,295

   Managed Allocation Series: Moderate Portfolio (5/05)......  2005      1.000           1.055              27,687

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)....................................................  2005      1.017           1.088                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)..........................................  2005      1.011           1.032                  --

   Mercury Large Cap Core Portfolio (11/99)..................  2005      0.755           0.833             199,885
                                                               2004      0.662           0.755             228,996
                                                               2003      0.555           0.662             228,040
                                                               2002      0.753           0.555             231,470

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Mercury Large Cap Core Portfolio  (continued)................  2001      0.986           0.753             322,895
                                                               2000      1.061           0.986             209,499
                                                               1999      1.000           1.061               5,622

MFS Emerging Growth Portfolio (11/99)........................  2005      0.647           0.627                  --
                                                               2004      0.583           0.647             764,768
                                                               2003      0.458           0.583             943,023
                                                               2002      0.708           0.458             925,633
                                                               2001      1.126           0.708             917,344
                                                               2000      1.432           1.126             572,200
                                                               1999      1.000           1.432              15,369

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      0.834           0.846             564,075
                                                               2004      0.742           0.834                  --
                                                               2003      0.550           0.742                  --
                                                               2002      0.626           0.550                  --

MFS Total Return Portfolio (11/99)...........................  2005      1.326           1.345           2,400,193
                                                               2004      1.209           1.326           2,459,645
                                                               2003      1.053           1.209           2,856,766
                                                               2002      1.129           1.053           2,037,079
                                                               2001      1.147           1.129           1,935,839
                                                               2000      0.999           1.147             850,618
                                                               1999      1.000           0.999                 442

MFS Value Portfolio (5/04)...................................  2005      1.121           1.175              41,537
                                                               2004      0.973           1.121                  --

Mondrian International Stock Portfolio (8/02)................  2005      1.219           1.315               5,780
                                                               2004      1.070           1.219              21,362
                                                               2003      0.845           1.070               4,455
                                                               2002      0.845           0.845                  --

Pioneer Fund Portfolio (5/03)................................  2005      1.330           1.388                  --
                                                               2004      1.216           1.330                  --
                                                               2003      1.000           1.216                  --

Pioneer Mid Cap Value Portfolio (6/05).......................  2005      1.000           1.040                  --

Pioneer Strategic Income Portfolio (5/04)....................  2005      1.094           1.117                  --
                                                               2004      0.983           1.094                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Strategic Equity Portfolio (11/99)........................  2005      0.720           0.723           1,196,877
                                                               2004      0.663           0.720           1,323,337
                                                               2003      0.508           0.663           1,402,850
                                                               2002      0.777           0.508           1,577,020
                                                               2001      0.911           0.777           1,693,080
                                                               2000      1.132           0.911           1,230,540
                                                               1999      1.000           1.132             108,285

   Style Focus Series: Small Cap Growth Portfolio (5/05).....  2005      1.000           1.115                  --

   Style Focus Series: Small Cap Value Portfolio (5/05)......  2005      1.005           1.111                  --

   Travelers Managed Income Portfolio (11/99)................  2005      1.207           1.205             450,544
                                                               2004      1.192           1.207             866,887
                                                               2003      1.116           1.192           1,221,287
                                                               2002      1.109           1.116           2,076,038
                                                               2001      1.056           1.109           3,161,019
                                                               2000      0.994           1.056             104,706
                                                               1999      1.000           0.994               2,457

   Van Kampen Enterprise Portfolio (11/99)...................  2005      0.656           0.696             591,510
                                                               2004      0.641           0.656             621,295
                                                               2003      0.519           0.641             629,942
                                                               2002      0.746           0.519             707,572
                                                               2001      0.962           0.746             863,697
                                                               2000      1.144           0.962             839,108
                                                               1999      1.000           1.144               3,773

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.995           1.003               3,362
                                                               2004      0.999           0.995                  --
                                                               2003      1.000           0.999                  --

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      1.238           1.361           2,695,119
                                                               2004      1.143           1.238           2,997,390
                                                               2003      0.863           1.143           3,306,728
                                                               2002      1.302           0.863           3,140,427
                                                               2001      1.378           1.302           2,715,298

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Aggressive Growth Portfolio  (continued).....  2000      1.209           1.378           1,521,381
                                                               1999      1.000           1.209             237,187

   Smith Barney High Income Portfolio (11/99)................  2005      1.134           1.146           1,177,670
                                                               2004      1.043           1.134           1,294,866
                                                               2003      0.830           1.043           1,485,267
                                                               2002      0.872           0.830           1,089,942
                                                               2001      0.920           0.872           1,070,312
                                                               2000      1.016           0.920             760,503
                                                               1999      1.000           1.016             113,822

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)...................................................  2005      0.914           0.947           2,215,937
                                                               2004      0.925           0.914           2,446,179
                                                               2003      0.637           0.925           2,553,696
                                                               2002      0.860           0.637           2,509,706
                                                               2001      0.998           0.860           2,611,474
                                                               2000      1.090           0.998           1,993,825
                                                               1999      1.000           1.090             110,096

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.333           1.422             717,224
                                                               2004      1.226           1.333             892,391
                                                               2003      0.960           1.226           1,034,561
                                                               2002      1.205           0.960           1,002,964
                                                               2001      1.360           1.205             794,981
                                                               2000      1.171           1.360             602,755
                                                               1999      1.000           1.171              19,386

   Smith Barney Money Market Portfolio (11/99)...............  2005      1.052           1.065             725,537
                                                               2004      1.059           1.052             698,186
                                                               2003      1.069           1.059           1,074,514
                                                               2002      1.072           1.069           2,345,845
                                                               2001      1.050           1.072           2,726,939
                                                               2000      1.005           1.050             178,779
                                                               1999      1.000           1.005              50,000

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      0.704           0.749             900,444
                                                               2004      0.668           0.704           1,137,577
                                                               2003      0.533           0.668           1,166,632

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Emerging Growth Portfolio -- Class I Shares  (continued)..  2002      0.802           0.533           1,338,397
                                                               2001      1.189           0.802           1,351,840
                                                               2000      1.344           1.189             895,350
                                                               1999      1.000           1.344             116,490

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.100           1.136              68,352
                                                               2004      0.966           1.100              60,942
                                                               2003      0.691           0.966              63,365
                                                               2002      0.944           0.691              51,956
                                                               2001      0.987           0.944                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.154           1.328             730,969
                                                               2004      1.017           1.154             703,402
                                                               2003      0.804           1.017             543,203
                                                               2002      0.902           0.804             494,264
                                                               2001      1.045           0.902             457,948
                                                               2000      1.138           1.045             243,383
                                                               1999      1.000           1.138                 700

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.430           1.662             179,659
                                                               2004      1.165           1.430             115,758
                                                               2003      0.856           1.165              66,472
                                                               2002      0.993           0.856              27,894

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.348           1.567                  --
                                                               2004      1.147           1.348                  --
                                                               2003      1.000           1.147                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.227           1.263               8,872
                                                               2004      1.122           1.227               8,872
                                                               2003      1.000           1.122                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      1.167           1.318                  --
                                                               2004      1.095           1.167                  --
                                                               2003      1.000           1.095                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.328           1.490              20,310
                                                               2004      1.189           1.328               2,250
                                                               2003      1.000           1.189               2,250

   Growth Fund -- Class 2 Shares (11/99).....................  2005      1.274           1.456              80,074
                                                               2004      1.151           1.274              45,903
                                                               2003      1.000           1.151               8,969

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.247           1.298              53,706
                                                               2004      1.149           1.247              40,061
                                                               2003      1.000           1.149              13,704

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.480           1.560                  --
                                                               2004      1.145           1.480                  --
                                                               2003      1.000           1.145                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.207           1.308                  --
                                                               2004      1.074           1.207                  --
                                                               2003      1.000           1.074                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.205           1.305              23,564
                                                               2004      1.067           1.205              23,566
                                                               2003      1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005      0.984           1.034                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      1.310           1.350               8,300
                                                               2004      1.194           1.310               8,300
                                                               2003      1.000           1.194                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)....  2005      1.240           1.348              20,440
                                                               2004      1.119           1.240               1,424
                                                               2003      1.000           1.119                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.552           1.945              14,717
                                                               2004      1.265           1.552                  --
                                                               2003      1.000           1.265                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.373           1.488              20,764
                                                               2004      1.177           1.373              20,764
                                                               2003      1.000           1.177               2,264

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)....................................................  2005      1.327           1.422                  --
                                                               2004      1.163           1.327                  --
                                                               2003      1.000           1.163                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      1.200           1.231              65,339
                                                               2004      1.121           1.200              65,346
                                                               2003      1.000           1.121                  --

   Diversified Strategic Income Portfolio (11/99)............  2005      1.112           1.122              20,119
                                                               2004      1.059           1.112              20,119
                                                               2003      1.000           1.059               4,821

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Equity Index Portfolio -- Class II Shares (11/99).........  2005      1.227           1.258                  --
                                                               2004      1.132           1.227                  --
                                                               2003      1.000           1.132                  --

   Fundamental Value Portfolio (12/99).......................  2005      1.246           1.284              18,906
                                                               2004      1.171           1.246              19,082
                                                               2003      1.000           1.171               8,914

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      1.355           1.493               8,559
                                                               2004      1.144           1.355               8,759
                                                               2003      1.000           1.144              10,247

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.328           1.358                  --
                                                               2004      1.175           1.328                  --
                                                               2003      1.000           1.175                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.266           1.285              19,273
                                                               2004      1.142           1.266                  --
                                                               2003      1.000           1.142                  --

   Mid-Cap Value Portfolio (5/03)............................  2005      1.413           1.504              17,042
                                                               2004      1.158           1.413               2,357
                                                               2003      1.000           1.158               2,357

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005      1.122           1.127              16,226
                                                               2004      1.048           1.122              16,081
                                                               2003      1.000           1.048              14,532

   Total Return Portfolio -- Administrative Class (5/01).....  2005      1.059           1.067              10,467
                                                               2004      1.026           1.059              10,318
                                                               2003      1.000           1.026                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005      1.351           1.491                  --
                                                               2004      1.182           1.351                  --
                                                               2003      1.000           1.182                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005      1.537           1.619               2,258
                                                               2004      1.238           1.537               2,258
                                                               2003      1.000           1.238               2,258

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005      1.248           1.278               7,436
                                                               2004      1.172           1.248               7,611
                                                               2003      1.000           1.172               8,908

   Investors Fund -- Class I (11/99).........................  2005      1.247           1.307               1,441
                                                               2004      1.149           1.247               1,401
                                                               2003      1.000           1.149                  --

   Small Cap Growth Fund -- Class I (11/99)..................  2005      1.402           1.447               7,863
                                                               2004      1.239           1.402               7,863
                                                               2003      1.000           1.239                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005      1.122           1.101              10,415
                                                               2004      1.103           1.122              10,415
                                                               2003      1.000           1.103                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005      1.167           1.220                  --
                                                               2004      1.153           1.167                  --
                                                               2003      1.000           1.153                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2005      1.186           1.228              37,469
                                                               2004      1.131           1.186             128,807
                                                               2003      1.000           1.131              54,893

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2005      1.127           1.155                  --
                                                               2004      1.091           1.127                  --
                                                               2003      1.000           1.091                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................  2005      1.238           1.298                  --
                                                               2004      1.142           1.238                  --
                                                               2003      1.000           1.142                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................  2005      1.180           1.202                  --
                                                               2004      1.124           1.180                  --
                                                               2003      1.000           1.124                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005      1.193           1.276               9,975
                                                               2004      1.138           1.193               9,975
                                                               2003      1.000           1.138                  --

   Equity Income Portfolio (11/99)...........................  2005      1.226           1.260              31,418
                                                               2004      1.134           1.226                  --
                                                               2003      1.000           1.134                  --

   Large Cap Portfolio (11/99)...............................  2005      1.179           1.260                  --
                                                               2004      1.125           1.179                  --
                                                               2003      1.000           1.125                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)....  2005      1.045           1.109                  --

   Managed Allocation Series: Conservative Portfolio (5/05)..  2005      1.000           1.020                  --

   Managed Allocation Series: Moderate Portfolio (5/05)......  2005      1.000           1.054                  --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)....................................................  2005      1.017           1.087                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)..........................................  2005      1.011           1.031                  --

   Mercury Large Cap Core Portfolio (11/99)..................  2005      1.244           1.371                  --
                                                               2004      1.091           1.244                  --
                                                               2003      1.000           1.091                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
MFS Emerging Growth Portfolio (11/99)........................  2005      1.228           1.191                  --
                                                               2004      1.107           1.228                  --
                                                               2003      1.000           1.107                  --

MFS Mid Cap Growth Portfolio (6/02)..........................  2005      1.272           1.290                  --
                                                               2004      1.134           1.272                  --
                                                               2003      1.000           1.134                  --

MFS Total Return Portfolio (11/99)...........................  2005      1.185           1.200              47,400
                                                               2004      1.080           1.185              15,424
                                                               2003      1.000           1.080              16,798

MFS Value Portfolio (5/04)...................................  2005      1.120           1.173              18,198
                                                               2004      0.973           1.120                  --

Mondrian International Stock Portfolio (8/02)................  2005      1.321           1.423                  --
                                                               2004      1.160           1.321                  --
                                                               2003      1.000           1.160                  --

Pioneer Fund Portfolio (5/03)................................  2005      1.234           1.286                  --
                                                               2004      1.129           1.234                  --
                                                               2003      1.000           1.129                  --

Pioneer Mid Cap Value Portfolio (6/05).......................  2005      1.000           1.039                  --

Pioneer Strategic Income Portfolio (5/04)....................  2005      1.094           1.115                  --
                                                               2004      0.983           1.094                  --

Strategic Equity Portfolio (11/99)...........................  2005      1.213           1.217                  --
                                                               2004      1.118           1.213                  --
                                                               2003      1.000           1.118                  --

Style Focus Series: Small Cap Growth Portfolio (5/05)........  2005      1.000           1.115                  --

Style Focus Series: Small Cap Value Portfolio (5/05).........  2005      1.005           1.111                  --

Travelers Managed Income Portfolio (11/99)...................  2005      1.043           1.040              18,671
                                                               2004      1.031           1.043               1,859
                                                               2003      1.000           1.031                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Van Kampen Enterprise Portfolio (11/99)...................  2005      1.155           1.225                  --
                                                               2004      1.130           1.155                  --
                                                               2003      1.000           1.130                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)....................................................  2005      0.994           1.001              31,450
                                                               2004      0.999           0.994              31,456
                                                               2003      1.000           0.999                  --

   Smith Barney Aggressive Growth Portfolio (11/99)..........  2005      1.230           1.351              32,845
                                                               2004      1.138           1.230              33,095
                                                               2003      1.000           1.138               9,106

   Smith Barney High Income Portfolio (11/99)................  2005      1.198           1.210               1,577
                                                               2004      1.103           1.198               1,456
                                                               2003      1.000           1.103                  --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)...................................................  2005      1.156           1.196                  --
                                                               2004      1.171           1.156                  --
                                                               2003      1.000           1.171                  --

   Smith Barney Mid Cap Core Portfolio (11/99)...............  2005      1.260           1.343                  --
                                                               2004      1.160           1.260                  --
                                                               2003      1.000           1.160                  --

   Smith Barney Money Market Portfolio (11/99)...............  2005      0.988           0.999              11,302
                                                               2004      0.996           0.988              11,307
                                                               2003      1.000           0.996               7,502

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005      1.176           1.249                 449
                                                               2004      1.117           1.176                 445
                                                               2003      1.000           1.117                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)....................................................  2005      1.406           1.451                  --
                                                               2004      1.237           1.406                  --
                                                               2003      1.000           1.237                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2005      1.297           1.490                  --
                                                               2004      1.143           1.297                  --
                                                               2003      1.000           1.143                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2005      1.471           1.708               7,641
                                                               2004      1.200           1.471               7,739
                                                               2003      1.000           1.200                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (6/02)..........................  2005      1.398           1.624                  --
                                                               2004      1.189           1.398                  --
                                                               2003      0.969           1.189                  --
                                                               2002      1.000           0.969                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005      1.365           1.403             278,689
                                                               2004      1.248           1.365             278,298
                                                               2003      0.960           1.248             274,945
                                                               2002      1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005      1.224           1.383              66,697
                                                               2004      1.150           1.224              55,748
                                                               2003      0.948           1.150              30,046
                                                               2002      1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005      1.461           1.639             758,580
                                                               2004      1.309           1.461             787,624
                                                               2003      0.985           1.309             654,083
                                                               2002      1.000           0.985                  --

   Growth Fund -- Class 2 Shares (11/99).....................  2005      1.429           1.633           2,735,043
                                                               2004      1.292           1.429           2,579,701
                                                               2003      0.961           1.292           2,250,697
                                                               2002      1.000           0.961                  --

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005      1.372           1.428           3,003,914
                                                               2004      1.265           1.372           3,077,206
                                                               2003      0.971           1.265           2,663,026
                                                               2002      1.000           0.971                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005      1.711           1.803                  --
                                                               2004      1.325           1.711                  --
                                                               2003      1.005           1.325                  --
                                                               2002      1.000           1.005                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)..  2005      1.206           1.306                  --
                                                               2004      1.074           1.206                  --
                                                               2003      1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005      1.204           1.304              39,004
                                                               2004      1.067           1.204                  --
                                                               2003      1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005      0.984           1.033              12,666

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)............................................  2005      1.433           1.476             340,702
                                                               2004      1.307           1.433             400,767
                                                               2003      0.969           1.307             253,481
                                                               2002      1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)....  2005      1.355           1.473             745,564
                                                               2004      1.223           1.355             767,027
                                                               2003      0.994           1.223             626,085
                                                               2002      1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005      1.772           2.220              34,184
                                                               2004      1.445           1.772              27,010
                                                               2003      1.000           1.445              17,279

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)...................................................  2005      1.498           1.623             399,556
                                                               2004      1.285           1.498             318,548
                                                               2003      0.989           1.285             211,933
                                                               2002      1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2 Shares
  (7/02).....................................................  2005      1.447           1.549              23,282
                                                               2004      1.269           1.447                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (continued)...............................................  2003      0.977           1.269                  --
                                                               2002      1.000           0.977                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)............................  2005      1.280           1.312           1,688,117
                                                               2004      1.196           1.280           1,974,561
                                                               2003      0.977           1.196           1,568,279
                                                               2002      1.000           0.977                  --

   Diversified Strategic Income Portfolio (11/99)............  2005      1.165           1.174             498,541
                                                               2004      1.110           1.165             551,337
                                                               2003      1.010           1.110             402,450
                                                               2002      1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (11/99).........  2005      1.316           1.349             715,801
                                                               2004      1.214           1.316             719,269
                                                               2003      0.967           1.214             584,084
                                                               2002      1.000           0.967                  --

   Fundamental Value Portfolio (12/99).......................  2005      1.401           1.443           1,429,327
                                                               2004      1.316           1.401           1,416,478
                                                               2003      0.966           1.316           1,209,826
                                                               2002      1.000           0.966                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005      1.543           1.699              20,184
                                                               2004      1.302           1.543              20,078
                                                               2003      0.983           1.302              38,596
                                                               2002      1.000           0.983                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005      1.506           1.540              96,663
                                                               2004      1.333           1.506              40,270
                                                               2003      1.000           1.333              17,332

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005      1.376           1.396             159,138
                                                               2004      1.242           1.376             155,691
                                                               2003      1.000           1.242             165,186

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.533           1.631             548,625
                                                               2004        1.257           1.533             349,075
                                                               2003        1.000           1.257             233,188

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.120           1.124             937,483
                                                               2004        1.046           1.120             683,405
                                                               2003        1.000           1.046             441,127

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.078           1.085           2,175,094
                                                               2004        1.045           1.078           1,865,307
                                                               2003        1.012           1.045           1,565,806
                                                               2002        1.000           1.012                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.436           1.584              56,844
                                                               2004        1.257           1.436              63,658
                                                               2003        0.994           1.257              71,934
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.783           1.877             129,682
                                                               2004        1.437           1.783             110,711
                                                               2003        0.977           1.437             158,071
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.397           1.430             233,190
                                                               2004        1.312           1.397             850,268
                                                               2003        0.960           1.312             241,329
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (11/99)........................   2005        1.353           1.418             830,306
                                                               2004        1.247           1.353             748,123
                                                               2003        0.959           1.247             304,233
                                                               2002        1.000           0.959                  --

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.607           1.657             805,080
                                                               2004        1.420           1.607             510,329
                                                               2003        0.970           1.420             189,226
                                                               2002        1.000           0.970                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.188           1.166             112,386
                                                               2004        1.169           1.188             117,045
                                                               2003        0.963           1.169             142,220
                                                               2002        1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.282           1.340              67,824
                                                               2004        1.267           1.282              63,650
                                                               2003        0.960           1.267              65,605
                                                               2002        1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.313           1.359           4,123,644
                                                               2004        1.253           1.313           5,900,463
                                                               2003        0.969           1.253           5,473,174
                                                               2002        1.000           0.969                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.212           1.243           4,066,974
                                                               2004        1.174           1.212           4,297,291
                                                               2003        0.980           1.174           4,077,904
                                                               2002        1.000           0.980                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.350           1.414           1,181,975
                                                               2004        1.245           1.350           1,205,980
                                                               2003        0.963           1.245             651,484
                                                               2002        1.000           0.963                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.280           1.303             540,577
                                                               2004        1.220           1.280             595,072
                                                               2003        0.962           1.220             464,788
                                                               2002        1.000           0.962                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        1.287           1.376              37,213
                                                               2004        1.229           1.287              37,900
                                                               2003        0.967           1.229              24,862
                                                               2002        1.000           0.967                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Equity Income Portfolio (11/99)..........................   2005        1.335           1.372             502,032
                                                               2004        1.236           1.335             490,550
                                                               2003        0.958           1.236             442,757
                                                               2002        1.000           0.958                  --

   Large Cap Portfolio (11/99)..............................   2005        1.241           1.326              75,113
                                                               2004        1.185           1.241              76,344
                                                               2003        0.967           1.185              80,851
                                                               2002        1.000           0.967                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.109                  --

   Managed Allocation Series: Conservative
   Portfolio (5/05).........................................   2005        1.000           1.020                  --

   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.054                  --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.017           1.087                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.011           1.031                  --

   Mercury Large Cap Core Portfolio (11/99).................   2005        1.321           1.455               7,303
                                                               2004        1.159           1.321               1,129
                                                               2003        0.973           1.159               1,167
                                                               2002        1.000           0.973                  --

   MFS Emerging Growth Portfolio (11/99)....................   2005        1.367           1.326                  --
                                                               2004        1.233           1.367             190,975
                                                               2003        0.971           1.233             185,439
                                                               2002        1.000           0.971                  --

   MFS Mid Cap Growth Portfolio (6/02)......................   2005        1.472           1.492             178,368
                                                               2004        1.313           1.472                  --
                                                               2003        0.974           1.313                  --
                                                               2002        1.000           0.974                  --

   MFS Total Return Portfolio (11/99).......................   2005        1.238           1.253           3,605,264
                                                               2004        1.130           1.238           3,726,016

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   MFS Total Return Portfolio  (continued)..................   2003        0.986           1.130           3,132,765
                                                               2002        1.000           0.986                  --

   MFS Value Portfolio (5/04)...............................   2005        1.120           1.172              80,088
                                                               2004        0.972           1.120              38,582

   Mondrian International Stock Portfolio (8/02)............   2005        1.441           1.551             199,351
                                                               2004        1.266           1.441             186,526
                                                               2003        1.001           1.266             159,369
                                                               2002        1.000           1.001                  --

   Pioneer Fund Portfolio (5/03)............................   2005        1.327           1.383              66,766
                                                               2004        1.214           1.327              67,142
                                                               2003        1.000           1.214              81,924

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.039                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.093           1.114             235,763
                                                               2004        0.983           1.093               9,154

   Strategic Equity Portfolio (11/99).......................   2005        1.369           1.374              64,556
                                                               2004        1.263           1.369              64,556
                                                               2003        0.970           1.263              98,016
                                                               2002        1.000           0.970                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.114                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.110                  --

   Travelers Managed Income Portfolio (11/99)...............   2005        1.093           1.090             890,274
                                                               2004        1.081           1.093             909,241
                                                               2003        1.014           1.081             746,549
                                                               2002        1.000           1.014                  --

   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.219           1.292              90,759
                                                               2004        1.193           1.219              70,910
                                                               2003        0.966           1.193              63,188
                                                               2002        1.000           0.966                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.993           0.999             155,157
                                                               2004        0.998           0.993             214,266
                                                               2003        1.000           0.998              12,695

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.359           1.492           2,695,865
                                                               2004        1.258           1.359           2,681,084
                                                               2003        0.951           1.258           2,348,327
                                                               2002        1.000           0.951                  --

   Smith Barney High Income Portfolio (11/99)...............   2005        1.372           1.384           1,236,584
                                                               2004        1.263           1.372           1,350,377
                                                               2003        1.007           1.263           1,324,955
                                                               2002        1.000           1.007                  --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2005        1.354           1.401             507,167
                                                               2004        1.373           1.354             692,951
                                                               2003        0.946           1.373           1,211,949
                                                               2002        1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.353           1.441             517,999
                                                               2004        1.246           1.353             594,928
                                                               2003        0.977           1.246             637,653
                                                               2002        1.000           0.977                  --

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.981           0.992             435,996
                                                               2004        0.989           0.981             554,324
                                                               2003        1.000           0.989             409,539
                                                               2002        1.000           1.000                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        1.264           1.342             105,175
                                                               2004        1.201           1.264             113,104
                                                               2003        0.960           1.201             108,743
                                                               2002        1.000           0.960                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.546           1.595             685,456
                                                               2004        1.360           1.546             380,202
                                                               2003        0.975           1.360             839,937
                                                               2002        1.000           0.975                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.419           1.630             462,836
                                                               2004        1.251           1.419             394,970
                                                               2003        0.992           1.251             351,457
                                                               2002        1.000           0.992                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.643           1.907             505,427
                                                               2004        1.341           1.643             365,016
                                                               2003        0.986           1.341             297,852
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.121           1.302              57,366
                                                               2004        0.954           1.121              46,565
                                                               2003        0.777           0.954                  --
                                                               2002        0.877           0.777                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.116           1.147               5,534
                                                               2004        1.021           1.116               5,534
                                                               2003        0.786           1.021               7,774
                                                               2002        0.980           0.786                  --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (11/99)..........................................   2005        0.776           0.876                  --
                                                               2004        0.729           0.776                  --
                                                               2003        0.601           0.729                  --
                                                               2002        0.885           0.601                  --
                                                               2001        1.000           0.885                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.110           1.244             262,928
                                                               2004        0.995           1.110             193,859
                                                               2003        0.749           0.995              44,490
                                                               2002        0.893           0.749              28,091
                                                               2001        1.000           0.893              24,696

   Growth Fund -- Class 2 Shares (11/99)....................   2005        0.961           1.097             649,471
                                                               2004        0.869           0.961             573,303
                                                               2003        0.647           0.869             282,266
                                                               2002        0.871           0.647             273,031
                                                               2001        1.000           0.871             140,369

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.084           1.127             629,208
                                                               2004        0.999           1.084             592,766
                                                               2003        0.768           0.999             346,058
                                                               2002        0.957           0.768             234,659
                                                               2001        1.000           0.957             115,327

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.623           1.709              87,314
                                                               2004        1.257           1.623              24,865
                                                               2003        0.954           1.257                  --
                                                               2002        1.047           0.954                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.205           1.305              11,937
                                                               2004        1.074           1.205                 692
                                                               2003        0.996           1.074                  --

   Mercury Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2005        1.203           1.302               5,851
                                                               2004        1.067           1.203               5,851
                                                               2003        1.016           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        0.984           1.033                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        0.962           0.991              60,977
                                                               2004        0.878           0.962              60,977
                                                               2003        0.651           0.878              60,977
                                                               2002        0.929           0.651              63,749
                                                               2001        1.000           0.929              63,749

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.147           1.246              87,293
                                                               2004        1.036           1.147              51,019
                                                               2003        0.843           1.036                  --
                                                               2002        0.999           0.843                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.770           2.217              26,621
                                                               2004        1.444           1.770               2,155
                                                               2003        1.000           1.444                  --

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.082           1.172              61,169
                                                               2004        0.929           1.082              77,269

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.715           0.929              77,269
                                                               2002        0.894           0.715              77,269
                                                               2001        1.000           0.894             142,176

   Templeton Growth Securities Fund -- Class 2
   Shares (7/02)............................................   2005        1.169           1.251             248,697
                                                               2004        1.026           1.169             179,247
                                                               2003        0.790           1.026              34,635
                                                               2002        0.831           0.790                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        0.994           1.019             421,012
                                                               2004        0.930           0.994             428,532
                                                               2003        0.760           0.930             434,776
                                                               2002        0.937           0.760             180,254
                                                               2001        1.000           0.937             131,084

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.181           1.190             100,103
                                                               2004        1.126           1.181             100,103
                                                               2003        1.025           1.126             100,103
                                                               2002        0.995           1.025              96,368
                                                               2001        1.000           0.995              70,809

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        0.946           0.969              85,338
                                                               2004        0.873           0.946              70,424
                                                               2003        0.695           0.873                  --
                                                               2002        0.912           0.695                  --
                                                               2001        1.000           0.912                  --

   Fundamental Value Portfolio (12/99)......................   2005        1.025           1.056             405,141
                                                               2004        0.964           1.025             405,223
                                                               2003        0.708           0.964             406,144
                                                               2002        0.915           0.708             248,650
                                                               2001        1.000           0.915             112,362

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.869           0.957                  --
                                                               2004        0.734           0.869                  --
                                                               2003        0.554           0.734                  --
                                                               2002        0.785           0.554                  --
                                                               2001        1.000           0.785                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.505           1.538              16,559
                                                               2004        1.333           1.505               4,699
                                                               2003        1.018           1.333                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.374           1.394              19,911
                                                               2004        1.242           1.374              19,918
                                                               2003        1.021           1.242                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.532           1.629              68,305
                                                               2004        1.257           1.532              57,869
                                                               2003        1.012           1.257                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.119           1.122             119,102
                                                               2004        1.045           1.119              53,989
                                                               2003        1.002           1.045                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.187           1.195             507,386
                                                               2004        1.151           1.187             473,378
                                                               2003        1.115           1.151             311,064
                                                               2002        1.041           1.115             172,708
                                                               2001        1.000           1.041              68,142

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.046           1.153             153,053
                                                               2004        0.916           1.046             140,081
                                                               2003        0.725           0.916              97,804
                                                               2002        0.897           0.725             102,304
                                                               2001        1.000           0.897              16,745

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.507           1.585              63,741
                                                               2004        1.215           1.507              50,198
                                                               2003        0.826           1.215              16,949
                                                               2002        1.029           0.826               3,058
                                                               2001        1.000           1.029                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.006           1.029             144,661
                                                               2004        0.946           1.006             173,299
                                                               2003        0.692           0.946              96,506
                                                               2002        0.940           0.692              99,440
                                                               2001        1.000           0.940              95,599

   Investors Fund -- Class I (11/99)........................   2005        0.991           1.038             264,206
                                                               2004        0.914           0.991             249,886
                                                               2003        0.703           0.914             178,682
                                                               2002        0.929           0.703             180,225
                                                               2001        1.000           0.929             180,225

   Small Cap Growth Fund -- Class I (11/99).................   2005        0.990           1.021             124,171
                                                               2004        0.875           0.990             117,830
                                                               2003        0.598           0.875              84,031
                                                               2002        0.933           0.598              15,870
                                                               2001        1.000           0.933                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.805           0.790                  --
                                                               2004        0.793           0.805                  --
                                                               2003        0.653           0.793                  --
                                                               2002        0.898           0.653                  --
                                                               2001        1.000           0.898                  --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        0.873           0.912                  --
                                                               2004        0.864           0.873                  --
                                                               2003        0.655           0.864                  --
                                                               2002        0.910           0.655                  --
                                                               2001        1.000           0.910                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.435           1.485              85,622
                                                               2004        1.370           1.435              85,622
                                                               2003        1.060           1.370              47,472
                                                               2002        0.976           1.060              12,304

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.283           1.314                  --
                                                               2004        1.243           1.283                  --
                                                               2003        1.037           1.243                  --
                                                               2002        0.987           1.037                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.503           1.574                  --
                                                               2004        1.388           1.503                  --
                                                               2003        1.073           1.388                  --
                                                               2002        1.041           1.073                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.421           1.446                  --
                                                               2004        1.354           1.421                  --
                                                               2003        1.068           1.354                  --
                                                               2002        1.067           1.068                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        0.877           0.938               7,374
                                                               2004        0.838           0.877               7,395
                                                               2003        0.660           0.838               7,409
                                                               2002        0.882           0.660               2,329
                                                               2001        1.000           0.882                  --

   Equity Income Portfolio (11/99)..........................   2005        1.102           1.132             123,450
                                                               2004        1.021           1.102             130,364
                                                               2003        0.792           1.021              30,906
                                                               2002        0.936           0.792              14,899
                                                               2001        1.000           0.936                  --

   Large Cap Portfolio (11/99)..............................   2005        0.856           0.914              82,606
                                                               2004        0.818           0.856              66,923
                                                               2003        0.668           0.818               4,899
                                                               2002        0.880           0.668                  --
                                                               2001        1.000           0.880                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.109                  --

   Managed Allocation Series: Conservative
   Portfolio (5/05).........................................   2005        1.000           1.020                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.054                  --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.017           1.087              48,151

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.011           1.030                  --

   Mercury Large Cap Core Portfolio (11/99).................   2005        0.861           0.948               1,237
                                                               2004        0.756           0.861               1,294
                                                               2003        0.635           0.756                  --
                                                               2002        0.863           0.635                  --
                                                               2001        1.000           0.863                  --

   MFS Emerging Growth Portfolio (11/99)....................   2005        0.759           0.736                  --
                                                               2004        0.685           0.759                  --
                                                               2003        0.540           0.685                  --
                                                               2002        0.835           0.540                  --
                                                               2001        1.000           0.835                  --

   MFS Mid Cap Growth Portfolio (6/02)......................   2005        0.829           0.840              68,041
                                                               2004        0.740           0.829              58,073
                                                               2003        0.549           0.740                  --
                                                               2002        0.626           0.549                  --

   MFS Total Return Portfolio (11/99).......................   2005        1.137           1.150             399,510
                                                               2004        1.038           1.137             406,698
                                                               2003        0.906           1.038              30,718
                                                               2002        0.973           0.906              23,468
                                                               2001        1.000           0.973              19,775

   MFS Value Portfolio (5/04)...............................   2005        1.120           1.171              21,492
                                                               2004        0.972           1.120              21,044

   Mondrian International Stock Portfolio (8/02)............   2005        1.212           1.305              49,849
                                                               2004        1.066           1.212              37,016
                                                               2003        0.843           1.066                  --
                                                               2002        0.845           0.843                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.326           1.381              22,198
                                                               2004        1.214           1.326              16,831
                                                               2003        1.022           1.214                  --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.039                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.093           1.114              18,943
                                                               2004        0.983           1.093               2,053

   Strategic Equity Portfolio (11/99).......................   2005        0.782           0.784              19,256
                                                               2004        0.722           0.782              51,790
                                                               2003        0.554           0.722              51,790
                                                               2002        0.849           0.554              51,790
                                                               2001        1.000           0.849              51,817

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.114               2,967

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.110               5,889

   Travelers Managed Income Portfolio (11/99)...............   2005        1.089           1.084              27,792
                                                               2004        1.077           1.089              27,798
                                                               2003        1.011           1.077              27,799
                                                               2002        1.007           1.011              25,853
                                                               2001        1.000           1.007               8,585

   Van Kampen Enterprise Portfolio (11/99)..................   2005        0.807           0.854               2,249
                                                               2004        0.790           0.807               2,256
                                                               2003        0.640           0.790               2,263
                                                               2002        0.922           0.640               2,271
                                                               2001        1.000           0.922                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.992           0.998             110,118
                                                               2004        0.998           0.992             139,310
                                                               2003        1.000           0.998                  --

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        0.862           0.946             208,454
                                                               2004        0.798           0.862             208,538
                                                               2003        0.604           0.798             209,506

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)....   2002        0.912           0.604             215,216
                                                               2001        1.000           0.912             192,938

   Smith Barney High Income Portfolio (11/99)...............   2005        1.204           1.214             103,186
                                                               2004        1.109           1.204             106,086
                                                               2003        0.885           1.109             112,653
                                                               2002        0.931           0.885                  --
                                                               2001        1.000           0.931                  --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2005        0.975           1.008             338,710
                                                               2004        0.989           0.975             338,783
                                                               2003        0.682           0.989             339,703
                                                               2002        0.922           0.682             336,318
                                                               2001        1.000           0.922             281,273

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.020           1.085              81,800
                                                               2004        0.940           1.020              83,823
                                                               2003        0.737           0.940              86,510
                                                               2002        0.927           0.737              31,019
                                                               2001        1.000           0.927              32,142

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.981           0.991             192,586
                                                               2004        0.989           0.981             198,429
                                                               2003        1.000           0.989             207,678
                                                               2002        1.005           1.000             361,877
                                                               2001        1.000           1.005              53,099

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        0.738           0.783              42,070
                                                               2004        0.702           0.738              42,070
                                                               2003        0.561           0.702              42,070
                                                               2002        0.845           0.561              42,070
                                                               2001        1.000           0.845              42,070

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.083           1.116              13,465
                                                               2004        0.953           1.083              15,552
                                                               2003        0.683           0.953              15,043

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2002        0.935           0.683                  --
                                                               2001        1.000           0.935                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.199           1.376              66,756
                                                               2004        1.057           1.199              66,756
                                                               2003        0.838           1.057              66,766
                                                               2002        0.942           0.838              11,789
                                                               2001        1.000           0.942                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.422           1.650              95,919
                                                               2004        1.161           1.422              80,189
                                                               2003        0.855           1.161              29,607
                                                               2002        0.993           0.855               4,541

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.395           1.619                  --
                                                               2004        1.188           1.395                  --
                                                               2003        0.968           1.188                  --
                                                               2002        1.000           0.968                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.362           1.399             201,404
                                                               2004        1.247           1.362             191,790
                                                               2003        0.960           1.247             121,107
                                                               2002        1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (11/99)..........................................   2005        1.222           1.378              68,886
                                                               2004        1.148           1.222              57,483
                                                               2003        0.948           1.148              62,953
                                                               2002        1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.458           1.634           1,028,624
                                                               2004        1.308           1.458             908,508
                                                               2003        0.984           1.308             383,912
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.426           1.628           4,188,831
                                                               2004        1.291           1.426           3,582,448
                                                               2003        0.961           1.291           1,793,446
                                                               2002        1.000           0.961                  --

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.370           1.424           4,746,425
                                                               2004        1.263           1.370           4,229,398
                                                               2003        0.971           1.263           2,198,088
                                                               2002        1.000           0.971                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.708           1.798               9,462
                                                               2004        1.323           1.708                  --
                                                               2003        1.005           1.323                  --
                                                               2002        1.000           1.005                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.205           1.304              32,523
                                                               2004        1.074           1.205              16,661
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2005        1.203           1.301             271,147
                                                               2004        1.067           1.203              67,521
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        0.984           1.033              12,531

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.430           1.472             541,022
                                                               2004        1.306           1.430             735,045
                                                               2003        0.969           1.306             359,119
                                                               2002        1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.352           1.468           1,563,879
                                                               2004        1.222           1.352           1,382,507
                                                               2003        0.994           1.222             708,807
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.769           2.214             204,460
                                                               2004        1.444           1.769             151,001
                                                               2003        1.000           1.444              35,449

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.495           1.618             927,681
                                                               2004        1.284           1.495             919,386
                                                               2003        0.989           1.284             455,252
                                                               2002        1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2
   Shares (7/02)............................................   2005        1.444           1.544             353,924
                                                               2004        1.267           1.444              56,273

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.977           1.267                  --
                                                               2002        1.000           0.977                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.277           1.308           2,044,029
                                                               2004        1.195           1.277           2,070,972
                                                               2003        0.977           1.195           1,334,981
                                                               2002        1.000           0.977                  --

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.162           1.171           1,496,894
                                                               2004        1.109           1.162           1,466,712
                                                               2003        1.010           1.109             471,173
                                                               2002        1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.314           1.345             773,077
                                                               2004        1.213           1.314             823,098
                                                               2003        0.967           1.213             656,853
                                                               2002        1.000           0.967                  --

   Fundamental Value Portfolio (12/99)......................   2005        1.398           1.439           1,808,226
                                                               2004        1.315           1.398           1,748,477
                                                               2003        0.966           1.315             729,529
                                                               2002        1.000           0.966                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.540           1.694             104,251
                                                               2004        1.301           1.540              91,311
                                                               2003        0.983           1.301              46,880
                                                               2002        1.000           0.983                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.503           1.536             123,610
                                                               2004        1.332           1.503             123,836
                                                               2003        1.000           1.332              34,796

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.373           1.393             342,236
                                                               2004        1.241           1.373             350,674
                                                               2003        1.000           1.241              99,878

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.531           1.627             798,533
                                                               2004        1.256           1.531             531,677
                                                               2003        1.000           1.256             241,209

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.118           1.121           1,419,418
                                                               2004        1.045           1.118           1,059,453
                                                               2003        1.000           1.045             468,570

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.075           1.082           4,934,006
                                                               2004        1.044           1.075           4,003,506
                                                               2003        1.012           1.044           2,297,428
                                                               2002        1.000           1.012                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.433           1.579             159,358
                                                               2004        1.255           1.433             146,305
                                                               2003        0.994           1.255             135,327
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.780           1.871             303,166
                                                               2004        1.436           1.780             265,027
                                                               2003        0.977           1.436             128,328
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.395           1.425             281,771
                                                               2004        1.311           1.395             483,449
                                                               2003        0.960           1.311             104,794
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (11/99)........................   2005        1.351           1.413             892,675
                                                               2004        1.246           1.351           1,033,845
                                                               2003        0.959           1.246             604,358
                                                               2002        1.000           0.959                  --

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.604           1.652             654,782
                                                               2004        1.418           1.604             375,905
                                                               2003        0.970           1.418             134,020
                                                               2002        1.000           0.970                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.186           1.163             186,265
                                                               2004        1.168           1.186             185,955
                                                               2003        0.963           1.168              41,999
                                                               2002        1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.279           1.336             145,542
                                                               2004        1.266           1.279             146,486
                                                               2003        0.960           1.266              85,206
                                                               2002        1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.311           1.355          10,685,207
                                                               2004        1.251           1.311          12,142,327
                                                               2003        0.969           1.251           5,104,421
                                                               2002        1.000           0.969                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.210           1.239           8,475,252
                                                               2004        1.173           1.210           8,732,766
                                                               2003        0.980           1.173           2,620,742
                                                               2002        1.000           0.980                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.347           1.410           2,281,382
                                                               2004        1.244           1.347           2,204,915
                                                               2003        0.963           1.244             937,751
                                                               2002        1.000           0.963                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.277           1.299           1,277,306
                                                               2004        1.218           1.277           1,383,105
                                                               2003        0.962           1.218           1,038,728
                                                               2002        1.000           0.962                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        1.285           1.372              57,256
                                                               2004        1.228           1.285              67,248
                                                               2003        0.967           1.228              12,960
                                                               2002        1.000           0.967                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Equity Income Portfolio (11/99)..........................   2005        1.333           1.367             739,237
                                                               2004        1.235           1.333             697,678
                                                               2003        0.958           1.235             420,300
                                                               2002        1.000           0.958                  --

   Large Cap Portfolio (11/99)..............................   2005        1.238           1.322             112,174
                                                               2004        1.184           1.238             107,747
                                                               2003        0.967           1.184              13,039
                                                               2002        1.000           0.967                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.108              42,187

   Managed Allocation Series: Conservative
   Portfolio (5/05).........................................   2005        1.000           1.019                  --

   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.053                  --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.017           1.086                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.011           1.030                  --

   Mercury Large Cap Core Portfolio (11/99).................   2005        1.318           1.451               6,559
                                                               2004        1.158           1.318               6,559
                                                               2003        0.973           1.158                  --
                                                               2002        1.000           0.973                  --

   MFS Emerging Growth Portfolio (11/99)....................   2005        1.364           1.323                  --
                                                               2004        1.232           1.364              30,289
                                                               2003        0.971           1.232               3,309
                                                               2002        1.000           0.971                  --

   MFS Mid Cap Growth Portfolio (6/02)......................   2005        1.469           1.487              34,935
                                                               2004        1.311           1.469                  --
                                                               2003        0.974           1.311                  --
                                                               2002        1.000           0.974                  --

   MFS Total Return Portfolio (11/99).......................   2005        1.235           1.249           2,706,346
                                                               2004        1.128           1.235           2,697,138

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   MFS Total Return Portfolio  (continued)..................   2003        0.986           1.128           1,750,171
                                                               2002        1.000           0.986                  --

   MFS Value Portfolio (5/04)...............................   2005        1.119           1.170             195,916
                                                               2004        0.972           1.119              33,798

   Mondrian International Stock Portfolio (8/02)............   2005        1.438           1.547             310,106
                                                               2004        1.265           1.438             269,110
                                                               2003        1.001           1.265             118,417
                                                               2002        1.000           1.001                  --

   Pioneer Fund Portfolio (5/03)............................   2005        1.325           1.379             254,789
                                                               2004        1.214           1.325             233,449
                                                               2003        1.000           1.214              48,343

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.038                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.093           1.113             109,535
                                                               2004        0.983           1.093              26,810

   Strategic Equity Portfolio (11/99).......................   2005        1.366           1.369             193,082
                                                               2004        1.262           1.366             192,631
                                                               2003        0.970           1.262             127,144
                                                               2002        1.000           0.970                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.114                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.109                  --

   Travelers Managed Income Portfolio (11/99)...............   2005        1.091           1.086           1,302,811
                                                               2004        1.080           1.091           1,289,692
                                                               2003        1.014           1.080             790,555
                                                               2002        1.000           1.014                  --

   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.216           1.288              77,258
                                                               2004        1.192           1.216              69,397
                                                               2003        0.966           1.192              40,559
                                                               2002        1.000           0.966                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.992           0.997             641,023
                                                               2004        0.998           0.992             644,827
                                                               2003        1.000           0.998               5,223

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.357           1.488           3,487,678
                                                               2004        1.256           1.357           3,283,811
                                                               2003        0.951           1.256           1,755,981
                                                               2002        1.000           0.951                  --

   Smith Barney High Income Portfolio (11/99)...............   2005        1.369           1.379           1,691,436
                                                               2004        1.262           1.369           1,662,110
                                                               2003        1.007           1.262             908,907
                                                               2002        1.000           1.007                  --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2005        1.352           1.397             928,452
                                                               2004        1.371           1.352             946,838
                                                               2003        0.946           1.371           1,093,263
                                                               2002        1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.350           1.436             970,420
                                                               2004        1.245           1.350           1,033,509
                                                               2003        0.977           1.245             501,371
                                                               2002        1.000           0.977                  --

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.979           0.989             252,365
                                                               2004        0.988           0.979             336,172
                                                               2003        1.000           0.988             690,701
                                                               2002        1.000           1.000                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        1.262           1.338             181,895
                                                               2004        1.200           1.262             186,218
                                                               2003        0.960           1.200             127,413
                                                               2002        1.000           0.960                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.543           1.590             738,002
                                                               2004        1.359           1.543             379,908
                                                               2003        0.975           1.359             631,718
                                                               2002        1.000           0.975                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.416           1.625             437,299
                                                               2004        1.250           1.416             289,961
                                                               2003        0.992           1.250             168,572
                                                               2002        1.000           0.992                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.640           1.901           1,361,857
                                                               2004        1.339           1.640           1,256,137
                                                               2003        0.986           1.339             815,759
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.117           1.297             200,941
                                                               2004        0.952           1.117             274,552
                                                               2003        0.777           0.952             276,632
                                                               2002        0.877           0.777             223,435

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.113           1.143           1,135,267
                                                               2004        1.019           1.113           1,187,584
                                                               2003        0.786           1.019           1,180,761
                                                               2002        0.980           0.786             442,063

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (11/99)..........................................   2005        1.034           1.166             244,221
                                                               2004        0.973           1.034             458,633
                                                               2003        0.803           0.973             483,364
                                                               2002        1.183           0.803             440,010
                                                               2001        1.000           1.183              25,673

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.473           1.649           1,914,049
                                                               2004        1.322           1.473           1,965,953
                                                               2003        0.995           1.322           1,577,762
                                                               2002        1.188           0.995             579,448
                                                               2001        1.000           1.188              53,009

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.362           1.553           6,908,813
                                                               2004        1.233           1.362           7,498,271
                                                               2003        0.918           1.233           6,289,036
                                                               2002        1.238           0.918           2,672,503
                                                               2001        1.000           1.238             328,550

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.291           1.341           6,617,005
                                                               2004        1.191           1.291           7,869,519
                                                               2003        0.916           1.191           6,886,746
                                                               2002        1.143           0.916           3,517,428
                                                               2001        1.000           1.143             483,056

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.618           1.703             399,140
                                                               2004        1.255           1.618             534,356

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Delaware VIP REIT Series -- Standard Class (continued)...   2003        0.953           1.255             420,706
                                                               2002        1.046           0.953             169,208

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.204           1.302              60,422
                                                               2004        1.074           1.204              34,482
                                                               2003        1.000           1.074               5,122

   Mercury Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2005        1.202           1.299             117,915
                                                               2004        1.067           1.202              26,373
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        0.984           1.032             156,613

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.267           1.303             683,312
                                                               2004        1.158           1.267             909,411
                                                               2003        0.859           1.158             907,594
                                                               2002        1.228           0.859             479,572
                                                               2001        1.000           1.228              19,240

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.144           1.242           1,734,260
                                                               2004        1.035           1.144           1,999,529
                                                               2003        0.842           1.035           1,608,369
                                                               2002        0.999           0.842             719,789

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.767           2.211             838,387
                                                               2004        1.444           1.767             538,483
                                                               2003        1.000           1.444              73,437

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.369           1.481           2,258,919
                                                               2004        1.177           1.369           1,963,706
                                                               2003        0.907           1.177           1,293,188

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares          2002        1.134           0.907             589,742
   (continued)..............................................
                                                               2001        1.000           1.134              29,133

   Templeton Growth Securities Fund -- Class 2
   Shares (7/02)............................................   2005        1.166           1.246             439,470
                                                               2004        1.024           1.166             662,918
                                                               2003        0.789           1.024             314,762
                                                               2002        0.831           0.789             130,925

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.202           1.231           2,572,298
                                                               2004        1.125           1.202           3,204,167
                                                               2003        0.920           1.125           3,133,227
                                                               2002        1.137           0.920           1,845,981
                                                               2001        1.000           1.137             203,714

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.197           1.205           1,348,770
                                                               2004        1.142           1.197           1,817,440
                                                               2003        1.041           1.142           1,747,167
                                                               2002        1.012           1.041             662,115
                                                               2001        1.000           1.012             523,138

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.180           1.208           1,239,450
                                                               2004        1.091           1.180           2,117,905
                                                               2003        0.870           1.091           2,036,010
                                                               2002        1.141           0.870             903,725
                                                               2001        1.000           1.141              46,322

   Fundamental Value Portfolio (12/99)......................   2005        1.310           1.347           4,177,163
                                                               2004        1.233           1.310           5,355,555
                                                               2003        0.906           1.233           4,860,962
                                                               2002        1.173           0.906           3,156,979
                                                               2001        1.000           1.173             387,824

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.279           1.406              90,671
                                                               2004        1.081           1.279             158,448
                                                               2003        0.817           1.081             160,435
                                                               2002        1.158           0.817             125,487
                                                               2001        1.000           1.158              17,376

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.502           1.534             237,592
                                                               2004        1.332           1.502             247,135
                                                               2003        1.000           1.332              80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.372           1.391             395,149
                                                               2004        1.241           1.372             374,495
                                                               2003        1.000           1.241             244,664

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.529           1.625             961,887
                                                               2004        1.256           1.529             710,264
                                                               2003        1.000           1.256             316,447

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.117           1.119           1,495,964
                                                               2004        1.045           1.117           2,231,285
                                                               2003        1.000           1.045           1,039,141

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.140           1.146          10,573,072
                                                               2004        1.107           1.140          14,158,270
                                                               2003        1.074           1.107          14,489,686
                                                               2002        1.003           1.074           8,698,076
                                                               2001        1.000           1.003             284,980

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.323           1.458             375,153
                                                               2004        1.160           1.323             516,700
                                                               2003        0.919           1.160             603,425
                                                               2002        1.138           0.919             285,369
                                                               2001        1.000           1.138              52,475

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.783           1.874             844,247
                                                               2004        1.439           1.783           1,134,138
                                                               2003        0.980           1.439           1,081,087
                                                               2002        1.221           0.980             712,422
                                                               2001        1.000           1.221              16,781

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.204           1.229           2,575,093
                                                               2004        1.132           1.204           3,132,904
                                                               2003        0.829           1.132           2,830,329
                                                               2002        1.127           0.829           1,972,141
                                                               2001        1.000           1.127             277,708

   Investors Fund -- Class I (11/99)........................   2005        1.205           1.261           1,173,271
                                                               2004        1.112           1.205           1,380,340
                                                               2003        0.856           1.112             997,741
                                                               2002        1.134           0.856             806,373
                                                               2001        1.000           1.134              76,156

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.329           1.369             983,324
                                                               2004        1.176           1.329           1,076,083
                                                               2003        0.805           1.176           1,094,670
                                                               2002        1.255           0.805             354,038
                                                               2001        1.000           1.255               3,283

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.008           0.988             275,476
                                                               2004        0.993           1.008             282,385
                                                               2003        0.819           0.993             237,783
                                                               2002        1.128           0.819              29,741
                                                               2001        1.000           1.128              29,747

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.146           1.196             774,217
                                                               2004        1.135           1.146             819,997
                                                               2003        0.861           1.135             822,579
                                                               2002        1.198           0.861             536,721
                                                               2001        1.000           1.198               1,868

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.432           1.480           5,606,393
                                                               2004        1.368           1.432           6,521,502
                                                               2003        1.060           1.368           5,312,500
                                                               2002        1.000           1.060             964,512

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.280           1.310           6,280,057
                                                               2004        1.242           1.280           6,827,909
                                                               2003        1.037           1.242           5,886,565
                                                               2002        1.000           1.037             849,098

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.500           1.569           2,589,383
                                                               2004        1.386           1.500           2,421,419
                                                               2003        1.073           1.386             374,914
                                                               2002        1.000           1.073              74,562

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.417           1.441             442,064
                                                               2004        1.353           1.417             491,432
                                                               2003        1.068           1.353             261,444
                                                               2002        1.000           1.068              54,967

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        1.196           1.277             434,982
                                                               2004        1.144           1.196             595,498
                                                               2003        0.901           1.144             327,479
                                                               2002        1.206           0.901              82,566
                                                               2001        1.000           1.206               3,553

   Equity Income Portfolio (11/99)..........................   2005        1.326           1.360           2,251,835
                                                               2004        1.229           1.326           2,433,328
                                                               2003        0.955           1.229           1,969,032
                                                               2002        1.130           0.955             718,818
                                                               2001        1.000           1.130              27,813

   Large Cap Portfolio (11/99)..............................   2005        1.103           1.177           1,103,383
                                                               2004        1.055           1.103             915,748
                                                               2003        0.862           1.055             794,841
                                                               2002        1.138           0.862             226,191
                                                               2001        1.000           1.138              36,628

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.108                  --

   Managed Allocation Series: Conservative Portfolio (5/05).   2005        1.000           1.019              86,058

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.053              78,054

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.017           1.086           3,561,326

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.011           1.030                  --

   Mercury Large Cap Core Portfolio (11/99).................   2005        1.145           1.259             194,233
                                                               2004        1.006           1.145             273,915
                                                               2003        0.846           1.006             172,694
                                                               2002        1.151           0.846             159,360
                                                               2001        1.000           1.151                 614

   MFS Emerging Growth Portfolio (11/99)....................   2005        1.104           1.070                  --
                                                               2004        0.997           1.104             424,267
                                                               2003        0.787           0.997             275,657
                                                               2002        1.219           0.787             179,610
                                                               2001        1.000           1.219               4,324

   MFS Mid Cap Growth Portfolio (6/02)......................   2005        0.827           0.837           1,016,433
                                                               2004        0.738           0.827             768,481
                                                               2003        0.549           0.738             783,843
                                                               2002        0.626           0.549             222,429

   MFS Total Return Portfolio (11/99).......................   2005        1.258           1.271           9,648,193
                                                               2004        1.150           1.258          10,625,367
                                                               2003        1.005           1.150           9,375,765
                                                               2002        1.081           1.005           4,154,038
                                                               2001        1.000           1.081             348,528

   MFS Value Portfolio (5/04)...............................   2005        1.119           1.169             108,277
                                                               2004        0.972           1.119                  --

   Mondrian International Stock Portfolio (8/02)............   2005        1.209           1.300             424,780
                                                               2004        1.064           1.209             404,686
                                                               2003        0.843           1.064             261,140
                                                               2002        0.845           0.843              35,971

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.324           1.377              25,462
                                                               2004        1.213           1.324              30,145
                                                               2003        1.000           1.213              22,941

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.038                 209

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.112             176,162
                                                               2004        0.983           1.092               7,354

   Strategic Equity Portfolio (11/99).......................   2005        1.054           1.056             738,970
                                                               2004        0.974           1.054             840,779
                                                               2003        0.749           0.974             875,861
                                                               2002        1.148           0.749             654,693
                                                               2001        1.000           1.148             122,403

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.113                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.109                  --

   Travelers Managed Income Portfolio (11/99)...............   2005        1.057           1.052           2,208,312
                                                               2004        1.047           1.057           3,414,689
                                                               2003        0.984           1.047           4,096,730
                                                               2002        0.981           0.984           2,197,709
                                                               2001        1.000           0.981              86,039

   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.041           1.102             216,442
                                                               2004        1.021           1.041             216,807
                                                               2003        0.828           1.021              65,519
                                                               2002        1.194           0.828              50,164
                                                               2001        1.000           1.194                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I

   Shares (9/03)............................................   2005        0.991           0.996             453,573
                                                               2004        0.998           0.991             429,944
                                                               2003        1.000           0.998             109,660

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.143           1.253           4,973,640
                                                               2004        1.059           1.143           6,336,022
                                                               2003        0.802           1.059           6,029,951

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)....   2002        1.213           0.802           3,744,111
                                                               2001        1.000           1.213             395,035

   Smith Barney High Income Portfolio (11/99)...............   2005        1.337           1.347           2,011,733
                                                               2004        1.234           1.337           2,626,527
                                                               2003        0.985           1.234           2,202,057
                                                               2002        1.037           0.985             807,357
                                                               2001        1.000           1.037              54,303

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2005        1.245           1.286           1,588,431
                                                               2004        1.264           1.245           1,826,099
                                                               2003        0.872           1.264           2,146,063
                                                               2002        1.181           0.872             959,386
                                                               2001        1.000           1.181             220,733

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.352           1.437           1,184,951
                                                               2004        1.247           1.352           1,428,209
                                                               2003        0.979           1.247           1,440,600
                                                               2002        1.233           0.979             736,476
                                                               2001        1.000           1.233             106,957

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.973           0.982           2,976,424
                                                               2004        0.983           0.973           2,990,206
                                                               2003        0.995           0.983           7,405,805
                                                               2002        1.000           0.995           8,019,286
                                                               2001        1.000           1.000           4,696,068

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        0.987           1.046             220,369
                                                               2004        0.940           0.987             331,269
                                                               2003        0.752           0.940             350,888
                                                               2002        1.134           0.752             217,610
                                                               2001        1.000           1.134              81,986

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.403           1.445             629,540
                                                               2004        1.236           1.403             853,139
                                                               2003        0.887           1.236             793,268

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2002        1.215           0.887             191,027
                                                               2001        1.000           1.215              20,517

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.419           1.628           1,117,054
                                                               2004        1.254           1.419             871,719
                                                               2003        0.995           1.254             733,222
                                                               2002        1.119           0.995             494,365
                                                               2001        1.000           1.119              61,062

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.418           1.643           1,771,018
                                                               2004        1.159           1.418           1,933,959
                                                               2003        0.854           1.159           1,521,044
                                                               2002        0.993           0.854             558,775

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.392           1.615               4,501
                                                               2004        1.187           1.392                  --
                                                               2003        0.968           1.187                  --
                                                               2002        1.000           0.968                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.359           1.395              82,329
                                                               2004        1.245           1.359              48,842
                                                               2003        0.960           1.245              17,824
                                                               2002        1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (11/99)..........................................   2005        1.220           1.374                  --
                                                               2004        1.147           1.220                  --
                                                               2003        0.948           1.147                  --
                                                               2002        1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.455           1.629             286,844
                                                               2004        1.307           1.455             217,768
                                                               2003        0.984           1.307              43,010
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.423           1.623           1,231,310
                                                               2004        1.289           1.423             961,541
                                                               2003        0.961           1.289             185,151
                                                               2002        1.000           0.961                  --

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.367           1.419           1,353,800
                                                               2004        1.262           1.367           1,067,737
                                                               2003        0.971           1.262             203,537
                                                               2002        1.000           0.971                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.704           1.792               4,961
                                                               2004        1.322           1.704                  --
                                                               2003        1.005           1.322                  --
                                                               2002        1.000           1.005                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.203           1.301                  --
                                                               2004        1.074           1.203                  --
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2005        1.201           1.298              66,684
                                                               2004        1.067           1.201              13,437
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        0.984           1.032               8,063

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.427           1.467             163,249
                                                               2004        1.305           1.427             164,059
                                                               2003        0.969           1.305              46,073
                                                               2002        1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.349           1.464             405,239
                                                               2004        1.221           1.349             277,073
                                                               2003        0.994           1.221              30,032
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.766           2.208              83,628
                                                               2004        1.443           1.766              46,128
                                                               2003        1.000           1.443               2,519

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.492           1.613             213,835
                                                               2004        1.283           1.492             112,968
                                                               2003        0.989           1.283              26,793
                                                               2002        1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2
   Shares (7/02)............................................   2005        1.441           1.540              75,906
                                                               2004        1.266           1.441               3,840

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.977           1.266                  --
                                                               2002        1.000           0.977                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.274           1.304             619,294
                                                               2004        1.194           1.274             570,838
                                                               2003        0.977           1.194             261,139
                                                               2002        1.000           0.977                  --

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.160           1.167             317,681
                                                               2004        1.108           1.160             334,187
                                                               2003        1.010           1.108              54,869
                                                               2002        1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.311           1.341             341,657
                                                               2004        1.212           1.311             341,652
                                                               2003        0.967           1.212             332,454
                                                               2002        1.000           0.967                  --

   Fundamental Value Portfolio (12/99)......................   2005        1.395           1.434             698,844
                                                               2004        1.314           1.395             454,318
                                                               2003        0.966           1.314              85,334
                                                               2002        1.000           0.966                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.536           1.689              87,395
                                                               2004        1.300           1.536              13,078
                                                               2003        0.983           1.300              13,120
                                                               2002        1.000           0.983                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.501           1.532              60,963
                                                               2004        1.331           1.501              41,794
                                                               2003        1.000           1.331               5,427

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.371           1.389             201,430
                                                               2004        1.240           1.371             110,691
                                                               2003        1.000           1.240                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.528           1.623             231,958
                                                               2004        1.255           1.528              57,489
                                                               2003        1.000           1.255               1,278

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.116           1.118             289,477
                                                               2004        1.044           1.116             277,755
                                                               2003        1.000           1.044              23,588

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.073           1.079           1,152,941
                                                               2004        1.043           1.073             952,336
                                                               2003        1.012           1.043             127,154
                                                               2002        1.000           1.012                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.430           1.574                  --
                                                               2004        1.254           1.430                  --
                                                               2003        0.994           1.254                  --
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.776           1.865              74,269
                                                               2004        1.434           1.776              46,804
                                                               2003        0.977           1.434               3,685
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.392           1.421              54,311
                                                               2004        1.310           1.392              53,860
                                                               2003        0.960           1.310                  --
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (11/99)........................   2005        1.348           1.409             102,966
                                                               2004        1.245           1.348             121,149
                                                               2003        0.959           1.245               2,766
                                                               2002        1.000           0.959                  --

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.600           1.647              37,594
                                                               2004        1.417           1.600              20,154
                                                               2003        0.970           1.417               5,028
                                                               2002        1.000           0.970                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.184           1.159              38,157
                                                               2004        1.167           1.184              38,953
                                                               2003        0.963           1.167              26,151
                                                               2002        1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.277           1.332               6,184
                                                               2004        1.265           1.277               6,190
                                                               2003        0.960           1.265               6,191
                                                               2002        1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.308           1.351           3,126,476
                                                               2004        1.250           1.308           3,129,033
                                                               2003        0.969           1.250             349,220
                                                               2002        1.000           0.969                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.207           1.235           1,165,387
                                                               2004        1.172           1.207           1,168,257
                                                               2003        0.979           1.172             420,318
                                                               2002        1.000           0.979                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.344           1.405             565,707
                                                               2004        1.243           1.344             617,175
                                                               2003        0.963           1.243             234,892
                                                               2002        1.000           0.963                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.275           1.295             404,000
                                                               2004        1.217           1.275             525,496
                                                               2003        0.962           1.217              85,326
                                                               2002        1.000           0.962                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        1.282           1.368              43,131
                                                               2004        1.227           1.282              19,245
                                                               2003        0.967           1.227               8,288
                                                               2002        1.000           0.967                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Equity Income Portfolio (11/99)..........................   2005        1.330           1.363             183,475
                                                               2004        1.234           1.330             155,661
                                                               2003        0.958           1.234              61,717
                                                               2002        1.000           0.958                  --

   Large Cap Portfolio (11/99)..............................   2005        1.236           1.318              15,317
                                                               2004        1.182           1.236              15,542
                                                               2003        0.967           1.182              13,798
                                                               2002        1.000           0.967                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.108             193,133

   Managed Allocation Series: Conservative
   Portfolio (5/05).........................................   2005        1.000           1.019                  --

   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.053                  --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.017           1.086                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.011           1.030                  --

   Mercury Large Cap Core Portfolio (11/99).................   2005        1.316           1.446                  --
                                                               2004        1.157           1.316                  --
                                                               2003        0.973           1.157                  --
                                                               2002        1.000           0.973                  --

   MFS Emerging Growth Portfolio (11/99)....................   2005        1.361           1.320                  --
                                                               2004        1.231           1.361              15,838
                                                               2003        0.971           1.231                  --
                                                               2002        1.000           0.971                  --

   MFS Mid Cap Growth Portfolio (6/02)......................   2005        1.466           1.483              14,824
                                                               2004        1.310           1.466                  --
                                                               2003        0.974           1.310                  --
                                                               2002        1.000           0.974                  --

   MFS Total Return Portfolio (11/99).......................   2005        1.233           1.245           1,014,186
                                                               2004        1.127           1.233             931,876

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   MFS Total Return Portfolio  (continued)..................   2003        0.986           1.127             384,579
                                                               2002        1.000           0.986                  --

   MFS Value Portfolio (5/04)...............................   2005        1.118           1.168              75,077
                                                               2004        0.972           1.118                  --

   Mondrian International Stock Portfolio (8/02)............   2005        1.435           1.542             175,609
                                                               2004        1.263           1.435             132,646
                                                               2003        1.001           1.263              49,246
                                                               2002        1.000           1.001                  --

   Pioneer Fund Portfolio (5/03)............................   2005        1.322           1.375              44,434
                                                               2004        1.213           1.322              39,313
                                                               2003        1.000           1.213                  --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.038                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.111              48,124
                                                               2004        0.983           1.092              20,981

   Strategic Equity Portfolio (11/99).......................   2005        1.364           1.365             172,578
                                                               2004        1.261           1.364             183,914
                                                               2003        0.969           1.261               8,052
                                                               2002        1.000           0.969                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.113                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.109                  --

   Travelers Managed Income Portfolio (11/99)...............   2005        1.089           1.083             352,051
                                                               2004        1.079           1.089             345,753
                                                               2003        1.014           1.079                  --
                                                               2002        1.000           1.014                  --

   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.214           1.284                  --
                                                               2004        1.191           1.214                  --
                                                               2003        0.966           1.191                  --
                                                               2002        1.000           0.966                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.990           0.995              69,186
                                                               2004        0.998           0.990              65,836
                                                               2003        1.000           0.998              21,033

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.354           1.483           1,131,542
                                                               2004        1.255           1.354           1,291,834
                                                               2003        0.951           1.255             428,338
                                                               2002        1.000           0.951                  --

   Smith Barney High Income Portfolio (11/99)...............   2005        1.366           1.375             249,241
                                                               2004        1.260           1.366             271,125
                                                               2003        1.007           1.260              90,723
                                                               2002        1.000           1.007                  --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2005        1.349           1.393             282,323
                                                               2004        1.370           1.349             280,610
                                                               2003        0.946           1.370              26,255
                                                               2002        1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.347           1.432             221,778
                                                               2004        1.244           1.347             184,684
                                                               2003        0.977           1.244              21,360
                                                               2002        1.000           0.977                  --

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.977           0.986             230,842
                                                               2004        0.987           0.977             583,268
                                                               2003        1.000           0.987              21,211
                                                               2002        1.000           1.000                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        1.259           1.334              36,808
                                                               2004        1.199           1.259              43,190
                                                               2003        0.960           1.199               4,866
                                                               2002        1.000           0.960                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.540           1.585              69,236
                                                               2004        1.358           1.540              41,271
                                                               2003        0.975           1.358              29,774
                                                               2002        1.000           0.975                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.413           1.620              59,498
                                                               2004        1.249           1.413              42,482
                                                               2003        0.992           1.249              15,585
                                                               2002        1.000           0.992                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.636           1.895             363,463
                                                               2004        1.338           1.636             281,376
                                                               2003        0.986           1.338              18,971
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.391           1.612                  --
                                                               2004        1.186           1.391                  --
                                                               2003        0.968           1.186                  --
                                                               2002        1.000           0.968                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.358           1.393              29,418
                                                               2004        1.245           1.358              30,325
                                                               2003        0.960           1.245              17,243
                                                               2002        1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (11/99)..........................................   2005        1.218           1.372               8,961
                                                               2004        1.147           1.218               8,961
                                                               2003        0.948           1.147               4,728
                                                               2002        1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.454           1.626               1,395
                                                               2004        1.306           1.454               8,292
                                                               2003        0.984           1.306                  --
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.422           1.620             312,677
                                                               2004        1.289           1.422             310,343
                                                               2003        0.961           1.289             233,269
                                                               2002        1.000           0.961                  --

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.365           1.417             612,262
                                                               2004        1.261           1.365             612,287
                                                               2003        0.971           1.261             359,401
                                                               2002        1.000           0.971                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.702           1.789              14,515
                                                               2004        1.321           1.702                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Delaware VIP REIT Series -- Standard Class (continued)...   2003        1.005           1.321                  --
                                                               2002        1.000           1.005                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.203           1.299                  --
                                                               2004        1.074           1.203                  --
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2005        1.201           1.297                  --
                                                               2004        1.067           1.201                  --
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        0.984           1.032                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.425           1.465              32,587
                                                               2004        1.304           1.425              29,310
                                                               2003        0.969           1.304              47,809
                                                               2002        1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.348           1.462                  --
                                                               2004        1.220           1.348                  --
                                                               2003        0.994           1.220              37,934
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.764           2.205              19,976
                                                               2004        1.443           1.764              14,602
                                                               2003        1.000           1.443                  --

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.490           1.610              42,325
                                                               2004        1.282           1.490              47,231
                                                               2003        0.989           1.282              45,162
                                                               2002        1.000           0.989                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Templeton Growth Securities Fund -- Class 2
   Shares (7/02)............................................   2005        1.440           1.537              11,908
                                                               2004        1.265           1.440              11,908
                                                               2003        0.976           1.265                  --
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.273           1.302             391,438
                                                               2004        1.193           1.273             391,819
                                                               2003        0.977           1.193             388,958
                                                               2002        1.000           0.977                  --

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.159           1.166             148,667
                                                               2004        1.107           1.159             150,453
                                                               2003        1.010           1.107             110,657
                                                               2002        1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.310           1.339             103,069
                                                               2004        1.211           1.310             105,163
                                                               2003        0.967           1.211             105,766
                                                               2002        1.000           0.967                  --

   Fundamental Value Portfolio (12/99)......................   2005        1.394           1.432              21,353
                                                               2004        1.313           1.394              24,903
                                                               2003        0.966           1.313              21,353
                                                               2002        1.000           0.966                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.535           1.686                  --
                                                               2004        1.299           1.535                  --
                                                               2003        0.983           1.299                  --
                                                               2002        1.000           0.983                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.500           1.529               9,699
                                                               2004        1.331           1.500              24,726
                                                               2003        1.000           1.331              21,288

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.370           1.387                  --
                                                               2004        1.240           1.370                  --
                                                               2003        1.000           1.240                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.527           1.620              29,794
                                                               2004        1.255           1.527              29,800
                                                               2003        1.000           1.255              29,801

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115           1.116              60,291
                                                               2004        1.044           1.115              60,291
                                                               2003        1.000           1.044              57,878

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.072           1.077             160,810
                                                               2004        1.042           1.072             179,966
                                                               2003        1.012           1.042             151,979
                                                               2002        1.000           1.012                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.428           1.572              67,482
                                                               2004        1.253           1.428              72,597
                                                               2003        0.994           1.253              72,597
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.774           1.863              13,974
                                                               2004        1.433           1.774               8,360
                                                               2003        0.977           1.433               8,360
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.390           1.419              39,811
                                                               2004        1.309           1.390              39,816
                                                               2003        0.960           1.309              40,379
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (11/99)........................   2005        1.347           1.407               6,103
                                                               2004        1.244           1.347               6,109
                                                               2003        0.959           1.244               3,053
                                                               2002        1.000           0.959                  --

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.599           1.645                  --
                                                               2004        1.416           1.599                  --
                                                               2003        0.970           1.416                  --
                                                               2002        1.000           0.970                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.182           1.157              12,188
                                                               2004        1.166           1.182              12,194
                                                               2003        0.963           1.166               8,935
                                                               2002        1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.275           1.330                  --
                                                               2004        1.264           1.275                  --
                                                               2003        0.960           1.264                  --
                                                               2002        1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.307           1.349             171,214
                                                               2004        1.249           1.307             170,926
                                                               2003        0.969           1.249             412,874
                                                               2002        1.000           0.969                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.206           1.233           1,307,048
                                                               2004        1.171           1.206           1,869,909
                                                               2003        0.979           1.171           1,453,485
                                                               2002        1.000           0.979                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.343           1.403             100,626
                                                               2004        1.242           1.343             100,626
                                                               2003        0.963           1.242             100,626
                                                               2002        1.000           0.963                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.274           1.293              61,261
                                                               2004        1.216           1.274              61,261
                                                               2003        0.962           1.216              98,943
                                                               2002        1.000           0.962                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        1.281           1.366              20,979
                                                               2004        1.226           1.281              20,979
                                                               2003        0.967           1.226              20,979
                                                               2002        1.000           0.967                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Equity Income Portfolio (11/99)..........................   2005        1.329           1.361              78,736
                                                               2004        1.233           1.329              79,753
                                                               2003        0.958           1.233              75,794
                                                               2002        1.000           0.958                  --

   Large Cap Portfolio (11/99)..............................   2005        1.235           1.316                  --
                                                               2004        1.182           1.235                  --
                                                               2003        0.967           1.182                  --
                                                               2002        1.000           0.967                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.107                  --

   Managed Allocation Series: Conservative Portfolio (5/05).   2005        1.000           1.018                  --

   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.052                  --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.017           1.085                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.011           1.029                  --

   Mercury Large Cap Core Portfolio (11/99).................   2005        1.314           1.444                  --
                                                               2004        1.156           1.314                  --
                                                               2003        0.973           1.156                  --
                                                               2002        1.000           0.973                  --

   MFS Emerging Growth Portfolio (11/99)....................   2005        1.360           1.318                  --
                                                               2004        1.230           1.360                  --
                                                               2003        0.971           1.230                  --
                                                               2002        1.000           0.971                  --

   MFS Mid Cap Growth Portfolio (6/02)......................   2005        1.465           1.481                  --
                                                               2004        1.309           1.465                  --
                                                               2003        0.974           1.309                  --
                                                               2002        1.000           0.974                  --

   MFS Total Return Portfolio (11/99).......................   2005        1.231           1.243             134,864
                                                               2004        1.127           1.231             143,268

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   MFS Total Return Portfolio  (continued)..................   2003        0.986           1.127             291,870
                                                               2002        1.000           0.986                  --

   MFS Value Portfolio (5/04)...............................   2005        1.118           1.167                  --
                                                               2004        0.972           1.118              22,795

   Mondrian International Stock Portfolio (8/02)............   2005        1.433           1.540              63,875
                                                               2004        1.263           1.433              70,505
                                                               2003        1.001           1.263              67,375
                                                               2002        1.000           1.001                  --

   Pioneer Fund Portfolio (5/03)............................   2005        1.321           1.373               5,924
                                                               2004        1.212           1.321               5,930
                                                               2003        1.000           1.212               6,531

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.037                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.110                  --
                                                               2004        0.983           1.092                  --

   Strategic Equity Portfolio (11/99).......................   2005        1.362           1.363               8,608
                                                               2004        1.260           1.362               8,608
                                                               2003        0.969           1.260               8,608
                                                               2002        1.000           0.969                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.113                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.108                  --

   Travelers Managed Income Portfolio (11/99)...............   2005        1.088           1.081             346,221
                                                               2004        1.078           1.088             349,895
                                                               2003        1.014           1.078             275,876
                                                               2002        1.000           1.014                  --

   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.212           1.282                  --
                                                               2004        1.190           1.212                  --
                                                               2003        0.966           1.190                  --
                                                               2002        1.000           0.966                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.990           0.994                  --
                                                               2004        0.998           0.990                  --
                                                               2003        1.000           0.998                  --

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.353           1.481             116,450
                                                               2004        1.254           1.353             120,515
                                                               2003        0.951           1.254              84,794
                                                               2002        1.000           0.951                  --

   Smith Barney High Income Portfolio (11/99)...............   2005        1.365           1.373              70,824
                                                               2004        1.260           1.365              72,378
                                                               2003        1.007           1.260              79,359
                                                               2002        1.000           1.007                  --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2005        1.348           1.391             107,618
                                                               2004        1.369           1.348             111,962
                                                               2003        0.946           1.369             105,885
                                                               2002        1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.346           1.430              48,015
                                                               2004        1.243           1.346              51,994
                                                               2003        0.977           1.243              49,273
                                                               2002        1.000           0.977                  --

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.976           0.984              91,329
                                                               2004        0.987           0.976              91,329
                                                               2003        1.000           0.987              91,329
                                                               2002        1.000           1.000                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2005        1.258           1.331               8,647
                                                               2004        1.198           1.258               9,019
                                                               2003        0.959           1.198               5,118
                                                               2002        1.000           0.959                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.538           1.583              24,165
                                                               2004        1.357           1.538              24,165
                                                               2003        0.974           1.357              24,165
                                                               2002        1.000           0.974                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.412           1.618              18,602
                                                               2004        1.248           1.412              18,606
                                                               2003        0.992           1.248              18,611
                                                               2002        1.000           0.992                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.635           1.892              48,157
                                                               2004        1.337           1.635              22,724
                                                               2003        0.986           1.337              21,215
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.389           1.610                  --
                                                               2004        1.186           1.389                  --
                                                               2003        0.968           1.186                  --
                                                               2002        1.000           0.968                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.356           1.391               3,217
                                                               2004        1.244           1.356               2,863
                                                               2003        0.960           1.244               2,259
                                                               2002        1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (11/99)..........................................   2005        1.217           1.370                  --
                                                               2004        1.146           1.217                  --
                                                               2003        0.948           1.146                  --
                                                               2002        1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.452           1.624              47,188
                                                               2004        1.305           1.452              26,165
                                                               2003        0.984           1.305              19,446
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.420           1.618              82,075
                                                               2004        1.288           1.420              61,511
                                                               2003        0.961           1.288              44,303
                                                               2002        1.000           0.961                  --

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.364           1.415              90,275
                                                               2004        1.261           1.364              83,688
                                                               2003        0.971           1.261              44,174
                                                               2002        1.000           0.971                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.701           1.787                 696
                                                               2004        1.321           1.701                  --
                                                               2003        1.005           1.321                  --
                                                               2002        1.000           1.005                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.202           1.298              31,491
                                                               2004        1.074           1.202                  --
                                                               2003        0.996           1.074                  --

   Mercury Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2005        1.200           1.295                  --
                                                               2004        1.067           1.200                  --
                                                               2003        1.016           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        0.984           1.031                 443

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.424           1.463               8,791
                                                               2004        1.303           1.424               8,794
                                                               2003        0.969           1.303              12,822
                                                               2002        1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.347           1.459                  --
                                                               2004        1.220           1.347                  --
                                                               2003        0.994           1.220              13,197
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.763           2.202               5,840
                                                               2004        1.442           1.763                  --
                                                               2003        1.000           1.442              10,805

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.489           1.608              31,827
                                                               2004        1.281           1.489              29,138
                                                               2003        0.989           1.281              42,256
                                                               2002        1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2
   Shares (7/02)............................................   2005        1.438           1.535              10,334
                                                               2004        1.265           1.438               3,214

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.976           1.265                  --
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.272           1.300              16,205
                                                               2004        1.193           1.272              11,841
                                                               2003        0.977           1.193                  --
                                                               2002        1.000           0.977                  --

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.158           1.164                  --
                                                               2004        1.106           1.158                  --
                                                               2003        1.010           1.106                  --
                                                               2002        1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.308           1.337               1,322
                                                               2004        1.211           1.308               1,326
                                                               2003        0.967           1.211                  --
                                                               2002        1.000           0.967                  --

   Fundamental Value Portfolio (12/99)......................   2005        1.392           1.430              15,258
                                                               2004        1.312           1.392               9,242
                                                               2003        0.966           1.312                  --
                                                               2002        1.000           0.966                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.533           1.684                  --
                                                               2004        1.298           1.533                  --
                                                               2003        0.983           1.298                  --
                                                               2002        1.000           0.983                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.498           1.527               5,128
                                                               2004        1.330           1.498               3,083
                                                               2003        1.018           1.330                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.369           1.385              32,552
                                                               2004        1.239           1.369              17,462
                                                               2003        1.021           1.239                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.525           1.618              21,903
                                                               2004        1.255           1.525              12,982
                                                               2003        1.012           1.255                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.115               5,990
                                                               2004        1.044           1.114               5,900
                                                               2003        1.002           1.044               5,270

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.071           1.076              42,703
                                                               2004        1.042           1.071              17,777
                                                               2003        1.012           1.042              77,212
                                                               2002        1.000           1.012                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.427           1.569                  --
                                                               2004        1.253           1.427                  --
                                                               2003        0.994           1.253                  --
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.773           1.860              29,107
                                                               2004        1.433           1.773              27,512
                                                               2003        0.977           1.433              19,985
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.389           1.417               2,252
                                                               2004        1.308           1.389               2,252
                                                               2003        0.960           1.308               2,252
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (11/99)........................   2005        1.345           1.405                  --
                                                               2004        1.243           1.345                  --
                                                               2003        0.958           1.243                  --
                                                               2002        1.000           0.958                  --

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.597           1.642                 293
                                                               2004        1.415           1.597                 294
                                                               2003        0.970           1.415                  --
                                                               2002        1.000           0.970                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.181           1.156                  --
                                                               2004        1.166           1.181                  --
                                                               2003        0.963           1.166                  --
                                                               2002        1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.274           1.328                  --
                                                               2004        1.263           1.274                  --
                                                               2003        0.960           1.263                  --
                                                               2002        1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.305           1.347              94,832
                                                               2004        1.249           1.305              90,528
                                                               2003        0.969           1.249              55,634
                                                               2002        1.000           0.969                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.205           1.231             147,890
                                                               2004        1.171           1.205             152,364
                                                               2003        0.979           1.171                  --
                                                               2002        1.000           0.979                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.341           1.401              86,136
                                                               2004        1.241           1.341              66,075
                                                               2003        0.963           1.241              69,345
                                                               2002        1.000           0.963                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.272           1.291              88,545
                                                               2004        1.216           1.272              88,545
                                                               2003        0.962           1.216              88,545
                                                               2002        1.000           0.962                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        1.279           1.364               5,199
                                                               2004        1.226           1.279               5,199
                                                               2003        0.967           1.226                  --
                                                               2002        1.000           0.967                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Equity Income Portfolio (11/99)..........................   2005        1.327           1.359              63,711
                                                               2004        1.232           1.327              63,717
                                                               2003        0.958           1.232              48,026
                                                               2002        1.000           0.958                  --

   Large Cap Portfolio (11/99)..............................   2005        1.233           1.314                  --
                                                               2004        1.181           1.233                  --
                                                               2003        0.967           1.181                  --
                                                               2002        1.000           0.967                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.107                  --

   Managed Allocation Series: Conservative
   Portfolio (5/05).........................................   2005        1.000           1.018              37,600

   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.052                 329

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.017           1.085              31,853

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.011           1.029                  --

   Mercury Large Cap Core Portfolio (11/99).................   2005        1.313           1.442                  --
                                                               2004        1.156           1.313                  --
                                                               2003        0.973           1.156                  --
                                                               2002        1.000           0.973                  --

   MFS Emerging Growth Portfolio (11/99)....................   2005        1.358           1.317                  --
                                                               2004        1.229           1.358                 637
                                                               2003        0.971           1.229                  --
                                                               2002        1.000           0.971                  --

   MFS Mid Cap Growth Portfolio (6/02)......................   2005        1.463           1.478               7,577
                                                               2004        1.308           1.463                  --
                                                               2003        0.974           1.308                  --
                                                               2002        1.000           0.974                  --

   MFS Total Return Portfolio (11/99).......................   2005        1.230           1.242              91,391
                                                               2004        1.126           1.230              79,465

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   MFS Total Return Portfolio  (continued)..................   2003        0.986           1.126              42,779
                                                               2002        1.000           0.986                  --

   MFS Value Portfolio (5/04)...............................   2005        1.118           1.166              16,812
                                                               2004        0.972           1.118                  --

   Mondrian International Stock Portfolio (8/02)............   2005        1.432           1.537              19,548
                                                               2004        1.262           1.432               6,415
                                                               2003        1.001           1.262               6,515
                                                               2002        1.000           1.001                  --

   Pioneer Fund Portfolio (5/03)............................   2005        1.320           1.372                  --
                                                               2004        1.212           1.320                  --
                                                               2003        1.022           1.212                  --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.037                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.109                  --
                                                               2004        0.983           1.091                  --

   Strategic Equity Portfolio (11/99).......................   2005        1.361           1.361              22,633
                                                               2004        1.260           1.361              22,637
                                                               2003        0.969           1.260              22,642
                                                               2002        1.000           0.969                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.112                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.108                  --

   Travelers Managed Income Portfolio (11/99)...............   2005        1.087           1.080              10,365
                                                               2004        1.078           1.087               5,947
                                                               2003        1.014           1.078                  --
                                                               2002        1.000           1.014                  --

   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.211           1.280                  --
                                                               2004        1.190           1.211                  --
                                                               2003        0.966           1.190                  --
                                                               2002        1.000           0.966                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.989           0.993               6,368
                                                               2004        0.998           0.989               6,368
                                                               2003        1.000           0.998                  --

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.351           1.479              30,150
                                                               2004        1.254           1.351              19,569
                                                               2003        0.951           1.254                  --
                                                               2002        1.000           0.951                  --

   Smith Barney High Income Portfolio (11/99)...............   2005        1.363           1.371               4,006
                                                               2004        1.259           1.363               3,212
                                                               2003        1.007           1.259                  --
                                                               2002        1.000           1.007                  --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2005        1.346           1.388               9,487
                                                               2004        1.369           1.346               3,198
                                                               2003        0.946           1.369                  --
                                                               2002        1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.345           1.428              35,115
                                                               2004        1.242           1.345              35,115
                                                               2003        0.977           1.242              43,154
                                                               2002        1.000           0.977                  --

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.975           0.983              12,874
                                                               2004        0.986           0.975              12,874
                                                               2003        1.000           0.986                  --
                                                               2002        1.000           1.000                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        1.257           1.329                  --
                                                               2004        1.198           1.257                  --
                                                               2003        0.959           1.198                  --
                                                               2002        1.000           0.959                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.537           1.580              27,155
                                                               2004        1.356           1.537              27,733
                                                               2003        0.974           1.356              27,696
                                                               2002        1.000           0.974                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.410           1.615               9,867
                                                               2004        1.247           1.410               4,963
                                                               2003        0.991           1.247              18,902
                                                               2002        1.000           0.991                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.633           1.889              45,371
                                                               2004        1.336           1.633              43,882
                                                               2003        0.986           1.336              29,069
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.111           1.287              48,830
                                                               2004        0.949           1.111              48,121
                                                               2003        0.775           0.949              47,448
                                                               2002        0.876           0.775              13,963

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.107           1.135             191,901
                                                               2004        1.016           1.107             193,936
                                                               2003        0.785           1.016             182,023
                                                               2002        0.980           0.785             102,137

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (11/99)..........................................   2005        1.028           1.156             345,897
                                                               2004        0.968           1.028             372,515
                                                               2003        0.801           0.968             394,719
                                                               2002        1.182           0.801             422,138
                                                               2001        1.000           1.182             170,836

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.463           1.635             935,404
                                                               2004        1.316           1.463           1,024,798
                                                               2003        0.993           1.316           1,046,278
                                                               2002        1.187           0.993           1,010,551
                                                               2001        1.000           1.187             198,467

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.353           1.540           3,020,263
                                                               2004        1.227           1.353           3,308,359
                                                               2003        0.916           1.227           2,615,035
                                                               2002        1.237           0.916           1,878,262
                                                               2001        1.000           1.237             983,277

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.282           1.330           4,072,523
                                                               2004        1.186           1.282           4,515,478
                                                               2003        0.914           1.186           4,287,113
                                                               2002        1.143           0.914           3,413,144
                                                               2001        1.000           1.143             514,638

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.609           1.690             247,390
                                                               2004        1.250           1.609             316,497

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Delaware VIP REIT Series -- Standard Class (continued)...   2003        0.952           1.250             324,500
                                                               2002        1.046           0.952             254,096

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.201           1.297              50,359
                                                               2004        1.074           1.201              44,617
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2005        1.199           1.294              14,965
                                                               2004        1.067           1.199              14,965
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        0.984           1.031                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.259           1.292             125,936
                                                               2004        1.153           1.259             171,589
                                                               2003        0.857           1.153             155,747
                                                               2002        1.227           0.857             175,953
                                                               2001        1.000           1.227               1,300

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.138           1.233             492,496
                                                               2004        1.031           1.138             486,766
                                                               2003        0.841           1.031             406,480
                                                               2002        0.999           0.841             111,997

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.761           2.199              41,387
                                                               2004        1.442           1.761              34,887
                                                               2003        1.000           1.442              22,887

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.361           1.469             810,097
                                                               2004        1.172           1.361             886,919
                                                               2003        0.904           1.172             503,783

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2002        1.134           0.904             319,815
                                                               2001        1.000           1.134              47,591

   Templeton Growth Securities Fund -- Class 2
   Shares (7/02)............................................   2005        1.160           1.237             139,787
                                                               2004        1.020           1.160              70,887
                                                               2003        0.788           1.020              27,006
                                                               2002        0.830           0.788              17,719

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.194           1.220           1,309,180
                                                               2004        1.120           1.194           1,589,270
                                                               2003        0.918           1.120           1,269,264
                                                               2002        1.136           0.918             996,324
                                                               2001        1.000           1.136             237,326

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.189           1.195             595,922
                                                               2004        1.137           1.189             677,014
                                                               2003        1.039           1.137             641,867
                                                               2002        1.011           1.039             308,520
                                                               2001        1.000           1.011              32,007

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.173           1.198             401,863
                                                               2004        1.086           1.173             474,749
                                                               2003        0.867           1.086             389,159
                                                               2002        1.141           0.867             162,856
                                                               2001        1.000           1.141                  --

   Fundamental Value Portfolio (12/99)......................   2005        1.301           1.336           1,288,808
                                                               2004        1.227           1.301           1,688,943
                                                               2003        0.904           1.227           1,862,138
                                                               2002        1.172           0.904           1,831,590
                                                               2001        1.000           1.172             423,086

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.270           1.394               1,665
                                                               2004        1.076           1.270              40,908
                                                               2003        0.815           1.076              41,944
                                                               2002        1.158           0.815              38,099
                                                               2001        1.000           1.158              28,104

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.497           1.525              16,382
                                                               2004        1.330           1.497               6,366
                                                               2003        1.000           1.330               4,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.368           1.383           1,032,878
                                                               2004        1.239           1.368           1,022,255
                                                               2003        1.000           1.239             136,043

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.524           1.616             770,368
                                                               2004        1.254           1.524             681,732
                                                               2003        1.000           1.254             241,207

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.113           1.113             334,031
                                                               2004        1.043           1.113             366,107
                                                               2003        1.000           1.043             162,740

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.132           1.137           3,743,613
                                                               2004        1.102           1.132           5,138,114
                                                               2003        1.071           1.102           5,603,583
                                                               2002        1.002           1.071           4,649,600
                                                               2001        1.000           1.002             359,558

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.315           1.445             208,427
                                                               2004        1.155           1.315             245,992
                                                               2003        0.917           1.155             262,993
                                                               2002        1.137           0.917             209,372
                                                               2001        1.000           1.137               4,558

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.771           1.858             308,379
                                                               2004        1.433           1.771             400,281
                                                               2003        0.977           1.433             407,261
                                                               2002        1.220           0.977             286,310
                                                               2001        1.000           1.220              98,292

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.196           1.219             679,420
                                                               2004        1.127           1.196             840,635
                                                               2003        0.827           1.127             867,910
                                                               2002        1.127           0.827             838,091
                                                               2001        1.000           1.127              74,887

   Investors Fund -- Class I (11/99)........................   2005        1.197           1.250             503,864
                                                               2004        1.107           1.197             545,432
                                                               2003        0.854           1.107             636,125
                                                               2002        1.133           0.854             526,307
                                                               2001        1.000           1.133              14,994

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.320           1.357             187,911
                                                               2004        1.171           1.320             249,354
                                                               2003        0.802           1.171             295,575
                                                               2002        1.255           0.802             244,170
                                                               2001        1.000           1.255              22,533

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.001           0.979              40,671
                                                               2004        0.989           1.001             109,047
                                                               2003        0.817           0.989             111,489
                                                               2002        1.127           0.817              40,123
                                                               2001        1.000           1.127                  --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.139           1.186             104,096
                                                               2004        1.130           1.139             110,268
                                                               2003        0.859           1.130              94,650
                                                               2002        1.197           0.859              85,309
                                                               2001        1.000           1.197                 917

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.426           1.470           1,339,162
                                                               2004        1.365           1.426           1,369,104
                                                               2003        1.060           1.365           1,487,421
                                                               2002        1.000           1.060             156,519

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.274           1.301           1,334,895
                                                               2004        1.238           1.274           1,507,174
                                                               2003        1.037           1.238           1,222,514
                                                               2002        1.000           1.037             220,092

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.493           1.559             290,312
                                                               2004        1.382           1.493             313,379
                                                               2003        1.073           1.382             269,336
                                                               2002        1.000           1.073             155,053

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.411           1.432             155,585
                                                               2004        1.349           1.411             102,417
                                                               2003        1.068           1.349              54,230
                                                               2002        1.000           1.068              13,418

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        1.189           1.266              23,272
                                                               2004        1.139           1.189             101,154
                                                               2003        0.899           1.139             100,587
                                                               2002        1.206           0.899              99,352
                                                               2001        1.000           1.206              12,840

   Equity Income Portfolio (11/99)..........................   2005        1.317           1.348             528,779
                                                               2004        1.224           1.317             611,967
                                                               2003        0.952           1.224             607,249
                                                               2002        1.129           0.952             397,607
                                                               2001        1.000           1.129              10,873

   Large Cap Portfolio (11/99)..............................   2005        1.096           1.167             113,401
                                                               2004        1.050           1.096             141,124
                                                               2003        0.860           1.050             147,137
                                                               2002        1.137           0.860              95,934
                                                               2001        1.000           1.137               8,222

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.107                  --

   Managed Allocation Series: Conservative
   Portfolio (5/05).........................................   2005        1.000           1.018                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.052                  --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.017           1.085                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.011           1.029                  --

   Mercury Large Cap Core Portfolio (11/99).................   2005        1.137           1.249             223,030
                                                               2004        1.002           1.137             248,325
                                                               2003        0.844           1.002             264,799
                                                               2002        1.151           0.844             226,138
                                                               2001        1.000           1.151              20,414

   MFS Emerging Growth Portfolio (11/99)....................   2005        1.096           1.063                  --
                                                               2004        0.993           1.096             184,761
                                                               2003        0.785           0.993             185,305
                                                               2002        1.218           0.785             322,036
                                                               2001        1.000           1.218              25,458

   MFS Mid Cap Growth Portfolio (6/02)......................   2005        0.822           0.830             279,928
                                                               2004        0.736           0.822              33,092
                                                               2003        0.548           0.736              29,675
                                                               2002        0.625           0.548               4,683

   MFS Total Return Portfolio (11/99).......................   2005        1.250           1.261           2,554,221
                                                               2004        1.144           1.250           2,980,414
                                                               2003        1.002           1.144           2,969,160
                                                               2002        1.080           1.002           2,625,598
                                                               2001        1.000           1.080             476,441

   MFS Value Portfolio (5/04)...............................   2005        1.117           1.165              28,462
                                                               2004        0.972           1.117              14,572

   Mondrian International Stock Portfolio (8/02)............   2005        1.202           1.290             467,418
                                                               2004        1.060           1.202             421,402
                                                               2003        0.842           1.060             377,074
                                                               2002        0.844           0.842              10,138

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.319           1.370               7,103
                                                               2004        1.212           1.319               3,681
                                                               2003        1.000           1.212                  --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.037                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.108              67,722
                                                               2004        0.982           1.091               7,038

   Strategic Equity Portfolio (11/99).......................   2005        1.047           1.047             241,361
                                                               2004        0.970           1.047             326,300
                                                               2003        0.747           0.970             343,430
                                                               2002        1.148           0.747             286,272
                                                               2001        1.000           1.148              85,438

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.112                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.108                  --

   Travelers Managed Income Portfolio (11/99)...............   2005        1.050           1.043             642,511
                                                               2004        1.042           1.050             997,824
                                                               2003        0.981           1.042           1,082,482
                                                               2002        0.980           0.981             969,658
                                                               2001        1.000           0.980             126,164

   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.034           1.092              33,146
                                                               2004        1.016           1.034              98,222
                                                               2003        0.826           1.016             101,564
                                                               2002        1.193           0.826             105,425
                                                               2001        1.000           1.193              46,933

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.989           0.991               8,759
                                                               2004        0.997           0.989              19,753
                                                               2003        1.000           0.997                 579

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.136           1.242           2,286,488
                                                               2004        1.054           1.136           2,791,114
                                                               2003        0.800           1.054           2,170,608

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)....   2002        1.212           0.800           2,025,793
                                                               2001        1.000           1.212             522,726

   Smith Barney High Income Portfolio (11/99)...............   2005        1.329           1.336             505,818
                                                               2004        1.228           1.329             808,876
                                                               2003        0.983           1.228             750,091
                                                               2002        1.037           0.983             446,090
                                                               2001        1.000           1.037              29,916

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2005        1.237           1.275             604,781
                                                               2004        1.258           1.237             714,870
                                                               2003        0.870           1.258             566,137
                                                               2002        1.181           0.870             518,804
                                                               2001        1.000           1.181              61,317

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.343           1.425             388,860
                                                               2004        1.241           1.343             503,915
                                                               2003        0.976           1.241             546,831
                                                               2002        1.232           0.976             485,483
                                                               2001        1.000           1.232              97,391

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.967           0.974             204,477
                                                               2004        0.978           0.967             499,541
                                                               2003        0.992           0.978           1,139,300
                                                               2002        1.000           0.992           1,669,540
                                                               2001        1.000           1.000             207,523

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        0.981           1.037             144,555
                                                               2004        0.935           0.981             200,083
                                                               2003        0.750           0.935             194,819
                                                               2002        1.134           0.750             156,956
                                                               2001        1.000           1.134              69,805

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.394           1.432              45,408
                                                               2004        1.231           1.394              78,805
                                                               2003        0.885           1.231              78,918

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2002        1.215           0.885              77,835
                                                               2001        1.000           1.215                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.410           1.614             325,328
                                                               2004        1.248           1.410             357,392
                                                               2003        0.992           1.248             287,237
                                                               2002        1.118           0.992             223,681
                                                               2001        1.000           1.118              74,817

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.411           1.631             355,930
                                                               2004        1.155           1.411             314,692
                                                               2003        0.853           1.155             255,006
                                                               2002        0.992           0.853             148,547

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.340           1.551              73,784
                                                               2004        1.145           1.340                  --
                                                               2003        1.000           1.145                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.220           1.249              24,523
                                                               2004        1.120           1.220               4,812
                                                               2003        1.000           1.120                  --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (11/99)..........................................   2005        1.159           1.304                  --
                                                               2004        1.093           1.159                  --
                                                               2003        1.000           1.093                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.319           1.474             178,975
                                                               2004        1.187           1.319              99,580
                                                               2003        1.000           1.187              75,501

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.266           1.440             390,697
                                                               2004        1.149           1.266             222,148
                                                               2003        1.000           1.149              87,646

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.239           1.284             226,936
                                                               2004        1.147           1.239             125,019
                                                               2003        1.000           1.147              87,906

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.470           1.543                  --
                                                               2004        1.143           1.470                  --
                                                               2003        1.000           1.143                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.201           1.295              12,858
                                                               2004        1.074           1.201                  --
                                                               2003        1.000           1.074                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Mercury Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2005        1.199           1.293              19,763
                                                               2004        1.067           1.199                  --
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        0.984           1.031              70,308

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.302           1.336              95,391
                                                               2004        1.192           1.302              73,991
                                                               2003        1.000           1.192              72,821

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.232           1.334             122,543
                                                               2004        1.117           1.232               8,209
                                                               2003        1.000           1.117                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.542           1.924              12,852
                                                               2004        1.263           1.542                  --
                                                               2003        1.000           1.263                  --

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.364           1.472              60,925
                                                               2004        1.175           1.364                  --
                                                               2003        1.000           1.175                  --

   Templeton Growth Securities Fund -- Class 2
   Shares (7/02)............................................   2005        1.319           1.406                  --
                                                               2004        1.161           1.319                  --
                                                               2003        1.000           1.161                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.192           1.218              26,682
                                                               2004        1.119           1.192              26,682
                                                               2003        1.000           1.119                  --

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.105           1.110              13,020
                                                               2004        1.057           1.105               9,845
                                                               2003        1.000           1.057                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.219           1.245               3,933
                                                               2004        1.130           1.219                  --
                                                               2003        1.000           1.130                  --

   Fundamental Value Portfolio (12/99)......................   2005        1.238           1.271              41,533
                                                               2004        1.169           1.238              25,340
                                                               2003        1.000           1.169               2,903

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.347           1.478                  --
                                                               2004        1.142           1.347                  --
                                                               2003        1.000           1.142                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.320           1.344              62,492
                                                               2004        1.173           1.320                  --
                                                               2003        1.000           1.173                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.258           1.272             102,438
                                                               2004        1.140           1.258                  --
                                                               2003        1.000           1.140                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.404           1.488              85,822
                                                               2004        1.156           1.404              25,827
                                                               2003        1.000           1.156                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115           1.115              36,177
                                                               2004        1.046           1.115              24,973
                                                               2003        1.000           1.046               4,700

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.052           1.056             359,661
                                                               2004        1.024           1.052             191,473
                                                               2003        1.000           1.024              10,207

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.343           1.475                  --
                                                               2004        1.180           1.343                  --
                                                               2003        1.000           1.180                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.528           1.601              13,871
                                                               2004        1.236           1.528               1,314
                                                               2003        1.000           1.236               1,436

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.241           1.264              37,563
                                                               2004        1.170           1.241              37,563
                                                               2003        1.000           1.170                  --

   Investors Fund -- Class I (11/99)........................   2005        1.240           1.293                  --
                                                               2004        1.147           1.240                  --
                                                               2003        1.000           1.147                  --

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.394           1.432              11,063
                                                               2004        1.236           1.394                  --
                                                               2003        1.000           1.236                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.115           1.090              21,979
                                                               2004        1.101           1.115              57,419
                                                               2003        1.000           1.101                  --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.160           1.207                  --
                                                               2004        1.151           1.160                  --
                                                               2003        1.000           1.151                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.179           1.215             526,827
                                                               2004        1.129           1.179             838,573
                                                               2003        1.000           1.129             120,387

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.120           1.143             371,853
                                                               2004        1.089           1.120             186,971
                                                               2003        1.000           1.089               1,107

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.231           1.284             102,069
                                                               2004        1.140           1.231             121,998
                                                               2003        1.000           1.140                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.173           1.189              54,027
                                                               2004        1.122           1.173             193,059
                                                               2003        1.000           1.122                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        1.185           1.262                  --
                                                               2004        1.136           1.185                  --
                                                               2003        1.000           1.136                  --

   Equity Income Portfolio (11/99)..........................   2005        1.218           1.246                  --
                                                               2004        1.132           1.218                  --
                                                               2003        1.000           1.132                  --

   Large Cap Portfolio (11/99)..............................   2005        1.172           1.247                  --
                                                               2004        1.123           1.172                  --
                                                               2003        1.000           1.123                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.106                  --

   Managed Allocation Series: Conservative
   Portfolio (5/05).........................................   2005        1.000           1.017                  --

   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.051                  --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.017           1.084                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.011           1.028                  --

   Mercury Large Cap Core Portfolio (11/99).................   2005        1.236           1.357                  --
                                                               2004        1.090           1.236                  --
                                                               2003        1.000           1.090                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   MFS Emerging Growth Portfolio (11/99)....................   2005        1.220           1.183                  --
                                                               2004        1.105           1.220                  --
                                                               2003        1.000           1.105                  --

   MFS Mid Cap Growth Portfolio (6/02)......................   2005        1.264           1.276                  --
                                                               2004        1.132           1.264                  --
                                                               2003        1.000           1.132                  --

   MFS Total Return Portfolio (11/99).......................   2005        1.177           1.187             262,473
                                                               2004        1.078           1.177             104,798
                                                               2003        1.000           1.078              81,699

   MFS Value Portfolio (5/04)...............................   2005        1.117           1.164              97,398
                                                               2004        0.972           1.117                  --

   Mondrian International Stock Portfolio (8/02)............   2005        1.313           1.408              63,679
                                                               2004        1.158           1.313                  --
                                                               2003        1.000           1.158                  --

   Pioneer Fund Portfolio (5/03)............................   2005        1.226           1.273              24,893
                                                               2004        1.127           1.226                  --
                                                               2003        1.000           1.127                  --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.036                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.107               7,102
                                                               2004        0.982           1.091                  --

   Strategic Equity Portfolio (11/99).......................   2005        1.205           1.204                  --
                                                               2004        1.116           1.205                  --
                                                               2003        1.000           1.116                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.112                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.107                  --

   Travelers Managed Income Portfolio (11/99)...............   2005        1.036           1.029               6,810
                                                               2004        1.029           1.036               5,115
                                                               2003        1.000           1.029                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.148           1.212              20,157
                                                               2004        1.128           1.148                  --
                                                               2003        1.000           1.128                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.988           0.990              33,655
                                                               2004        0.997           0.988              31,864
                                                               2003        1.000           0.997               2,406

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.223           1.337              64,036
                                                               2004        1.136           1.223              54,911
                                                               2003        1.000           1.136                  --

   Smith Barney High Income Portfolio (11/99)...............   2005        1.191           1.197              57,438
                                                               2004        1.101           1.191              43,116
                                                               2003        1.000           1.101               2,546

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2005        1.148           1.183              12,773
                                                               2004        1.169           1.148              46,877
                                                               2003        1.000           1.169                  --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.252           1.328              23,642
                                                               2004        1.158           1.252              23,009
                                                               2003        1.000           1.158                  --

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.982           0.989              78,034
                                                               2004        0.994           0.982                  --
                                                               2003        1.000           0.994                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        1.169           1.236               3,267
                                                               2004        1.115           1.169               3,336
                                                               2003        1.000           1.115               2,893

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.397           1.436               1,912
                                                               2004        1.234           1.397               1,478
                                                               2003        1.000           1.234               1,397

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.288           1.474             105,425
                                                               2004        1.141           1.288                  --
                                                               2003        1.000           1.141                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.462           1.690              20,828
                                                               2004        1.198           1.462               4,757
                                                               2003        1.000           1.198                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.385           1.602               5,975
                                                               2004        1.184           1.385                 769
                                                               2003        0.968           1.184                  --
                                                               2002        1.000           0.968                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.352           1.384                  --
                                                               2004        1.242           1.352                  --
                                                               2003        0.960           1.242                  --
                                                               2002        1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (11/99)..........................................   2005        1.213           1.364              62,770
                                                               2004        1.144           1.213              58,277
                                                               2003        0.948           1.144               1,664
                                                               2002        1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.448           1.616             482,005
                                                               2004        1.303           1.448             458,220
                                                               2003        0.984           1.303              36,452
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.416           1.611           1,445,146
                                                               2004        1.286           1.416           1,368,378
                                                               2003        0.960           1.286              70,233
                                                               2002        1.000           0.960                  --

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.360           1.409           1,347,106
                                                               2004        1.259           1.360           1,289,883
                                                               2003        0.971           1.259             144,983
                                                               2002        1.000           0.971                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.696           1.779              62,620
                                                               2004        1.319           1.696              58,367

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Delaware VIP REIT Series -- Standard Class (continued)...   2003        1.005           1.319               4,827
                                                               2002        1.000           1.005                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.200           1.294             420,136
                                                               2004        1.073           1.200             361,311
                                                               2003        0.996           1.073                  --

   Mercury Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2005        1.198           1.291             276,788
                                                               2004        1.067           1.198             264,527
                                                               2003        1.016           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        0.984           1.030                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.420           1.456               9,365
                                                               2004        1.301           1.420               9,365
                                                               2003        0.969           1.301               9,365
                                                               2002        1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.342           1.453             207,118
                                                               2004        1.218           1.342             176,628
                                                               2003        0.994           1.218              60,706
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.759           2.193             106,758
                                                               2004        1.441           1.759              65,328
                                                               2003        1.000           1.441               7,709

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.484           1.601             102,005
                                                               2004        1.279           1.484              95,320
                                                               2003        0.989           1.279              18,112
                                                               2002        1.000           0.989                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Templeton Growth Securities Fund -- Class 2
   Shares (7/02)............................................   2005        1.434           1.528             331,794
                                                               2004        1.263           1.434             286,389
                                                               2003        0.976           1.263              41,590
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.268           1.294              33,097
                                                               2004        1.191           1.268              33,097
                                                               2003        0.977           1.191              33,097
                                                               2002        1.000           0.977                  --

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.154           1.158               9,539
                                                               2004        1.105           1.154               9,539
                                                               2003        1.010           1.105               9,539
                                                               2002        1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.304           1.331             357,933
                                                               2004        1.209           1.304             411,278
                                                               2003        0.967           1.209              48,170
                                                               2002        1.000           0.967                  --

   Fundamental Value Portfolio (12/99)......................   2005        1.388           1.423               8,642
                                                               2004        1.310           1.388               8,642
                                                               2003        0.966           1.310               8,642
                                                               2002        1.000           0.966                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.529           1.676                  --
                                                               2004        1.296           1.529                  --
                                                               2003        0.983           1.296                  --
                                                               2002        1.000           0.983                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.495           1.521             184,983
                                                               2004        1.329           1.495             182,013
                                                               2003        1.018           1.329              13,380

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.365           1.380             258,906
                                                               2004        1.238           1.365             250,029
                                                               2003        1.021           1.238              18,755

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.522           1.612             602,227
                                                               2004        1.253           1.522             558,676
                                                               2003        1.012           1.253              30,096

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.111           1.110             225,093
                                                               2004        1.043           1.111             159,740
                                                               2003        1.002           1.043               6,497

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.068           1.071             574,292
                                                               2004        1.040           1.068             536,319
                                                               2003        1.012           1.040              52,717
                                                               2002        1.000           1.012                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.422           1.562              75,118
                                                               2004        1.251           1.422              64,572
                                                               2003        0.994           1.251                  --
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.767           1.851             175,716
                                                               2004        1.431           1.767             162,126
                                                               2003        0.977           1.431              11,692
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.385           1.410              81,352
                                                               2004        1.306           1.385              72,942
                                                               2003        0.960           1.306               2,066
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (11/99)........................   2005        1.341           1.398             123,801
                                                               2004        1.241           1.341             114,838
                                                               2003        0.958           1.241               2,898
                                                               2002        1.000           0.958                  --

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.592           1.635              92,752
                                                               2004        1.413           1.592              78,737
                                                               2003        0.970           1.413              14,928
                                                               2002        1.000           0.970                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.178           1.150                  --
                                                               2004        1.164           1.178                  --
                                                               2003        0.963           1.164                  --
                                                               2002        1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.270           1.322                  --
                                                               2004        1.261           1.270                  --
                                                               2003        0.960           1.261                  --
                                                               2002        1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.301           1.341              62,731
                                                               2004        1.247           1.301              62,758
                                                               2003        0.969           1.247             128,588
                                                               2002        1.000           0.969                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.201           1.226              36,551
                                                               2004        1.169           1.201              36,551
                                                               2003        0.979           1.169             197,996
                                                               2002        1.000           0.979                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.337           1.395                  --
                                                               2004        1.239           1.337                  --
                                                               2003        0.962           1.239                  --
                                                               2002        1.000           0.962                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.268           1.285              55,748
                                                               2004        1.214           1.268              55,748
                                                               2003        0.961           1.214              30,431
                                                               2002        1.000           0.961                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        1.275           1.357              46,791
                                                               2004        1.224           1.275              41,960
                                                               2003        0.967           1.224              11,023
                                                               2002        1.000           0.967                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Equity Income Portfolio (11/99)..........................   2005        1.323           1.353             175,114
                                                               2004        1.230           1.323             183,922
                                                               2003        0.958           1.230                  --
                                                               2002        1.000           0.958                  --

   Large Cap Portfolio (11/99)..............................   2005        1.230           1.308              26,320
                                                               2004        1.179           1.230              21,855
                                                               2003        0.967           1.179               2,446
                                                               2002        1.000           0.967                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.106                  --

   Managed Allocation Series: Conservative
   Portfolio (5/05).........................................   2005        1.000           1.017              28,480

   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.051             161,755

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.017           1.084                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.011           1.028                  --

   Mercury Large Cap Core Portfolio (11/99).................   2005        1.309           1.435             128,179
                                                               2004        1.154           1.309             123,977
                                                               2003        0.973           1.154               6,398
                                                               2002        1.000           0.973                  --

   MFS Emerging Growth Portfolio (11/99)....................   2005        1.354           1.313                  --
                                                               2004        1.227           1.354              25,588
                                                               2003        0.971           1.227                  --
                                                               2002        1.000           0.971                  --

   MFS Mid Cap Growth Portfolio (6/02)......................   2005        1.459           1.472             107,840
                                                               2004        1.306           1.459              74,203
                                                               2003        0.974           1.306               6,590
                                                               2002        1.000           0.974                  --

   MFS Total Return Portfolio (11/99).......................   2005        1.226           1.236           1,399,762
                                                               2004        1.124           1.226           1,265,778

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   MFS Total Return Portfolio  (continued)..................   2003        0.986           1.124             129,554
                                                               2002        1.000           0.986                  --

   MFS Value Portfolio (5/04)...............................   2005        1.117           1.163              98,144
                                                               2004        0.972           1.117              15,762

   Mondrian International Stock Portfolio (8/02)............   2005        1.428           1.530             155,122
                                                               2004        1.260           1.428             158,573
                                                               2003        1.001           1.260               8,954
                                                               2002        1.000           1.001                  --

   Pioneer Fund Portfolio (5/03)............................   2005        1.317           1.366               8,038
                                                               2004        1.211           1.317               7,877
                                                               2003        1.022           1.211                  --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.036                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.090           1.106              63,092
                                                               2004        0.982           1.090              52,796

   Strategic Equity Portfolio (11/99).......................   2005        1.357           1.355              22,596
                                                               2004        1.258           1.357              22,596
                                                               2003        0.969           1.258              18,537
                                                               2002        1.000           0.969                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.111               5,892

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.107               5,163

   Travelers Managed Income Portfolio (11/99)...............   2005        1.083           1.075              53,668
                                                               2004        1.076           1.083              53,668
                                                               2003        1.014           1.076              53,668
                                                               2002        1.000           1.014                  --

   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.207           1.274                  --
                                                               2004        1.188           1.207                  --
                                                               2003        0.966           1.188                  --
                                                               2002        1.000           0.966                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.987           0.989             382,852
                                                               2004        0.997           0.987             334,352
                                                               2003        1.000           0.997              18,897

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.347           1.472                  --
                                                               2004        1.252           1.347                  --
                                                               2003        0.951           1.252                  --
                                                               2002        1.000           0.951                  --

   Smith Barney High Income Portfolio (11/99)...............   2005        1.359           1.365              10,290
                                                               2004        1.257           1.359              10,296
                                                               2003        1.007           1.257               9,918
                                                               2002        1.000           1.007                  --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2005        1.342           1.382                  --
                                                               2004        1.366           1.342                  --
                                                               2003        0.946           1.366                  --
                                                               2002        1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.341           1.421              19,016
                                                               2004        1.240           1.341              19,016
                                                               2003        0.977           1.240              19,016
                                                               2002        1.000           0.977                  --

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.972           0.978              24,852
                                                               2004        0.985           0.972              24,852
                                                               2003        0.999           0.985              24,852
                                                               2002        1.000           0.999                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        1.253           1.323                  --
                                                               2004        1.196           1.253                  --
                                                               2003        0.959           1.196                  --
                                                               2002        1.000           0.959                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.532           1.573                  --
                                                               2004        1.354           1.532                  --
                                                               2003        0.974           1.354                  --
                                                               2002        1.000           0.974                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.406           1.608               9,433
                                                               2004        1.246           1.406               9,433
                                                               2003        0.991           1.246               9,433
                                                               2002        1.000           0.991                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.628           1.881             486,945
                                                               2004        1.334           1.628             479,347
                                                               2003        0.986           1.334              43,499
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.338           1.547                  --
                                                               2004        1.144           1.338                  --
                                                               2003        1.000           1.144                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.218           1.246                  --
                                                               2004        1.119           1.218                  --
                                                               2003        1.000           1.119                  --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (11/99)..........................................   2005        1.158           1.301                  --
                                                               2004        1.092           1.158                  --
                                                               2003        1.000           1.092                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.318           1.471               8,186
                                                               2004        1.187           1.318                  --
                                                               2003        1.000           1.187                  --

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.264           1.437             183,683
                                                               2004        1.148           1.264             175,438
                                                               2003        1.000           1.148              37,830

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.238           1.281              84,261
                                                               2004        1.146           1.238              65,067
                                                               2003        1.000           1.146              38,300

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.468           1.540                  --
                                                               2004        1.142           1.468                  --
                                                               2003        1.000           1.142                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.199           1.293                  --
                                                               2004        1.073           1.199                  --
                                                               2003        0.996           1.073                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Mercury Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2005        1.197           1.290              89,553
                                                               2004        1.067           1.197              89,553
                                                               2003        1.016           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        0.984           1.030                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.300           1.332               8,089
                                                               2004        1.192           1.300               4,958
                                                               2003        1.000           1.192                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.230           1.331               7,100
                                                               2004        1.117           1.230               5,352
                                                               2003        1.000           1.117                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.540           1.920               2,186
                                                               2004        1.262           1.540               2,186
                                                               2003        1.000           1.262                  --

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.362           1.468             125,688
                                                               2004        1.175           1.362             124,988
                                                               2003        1.000           1.175                  --

   Templeton Growth Securities Fund -- Class 2
   Shares (7/02)............................................   2005        1.317           1.403                  --
                                                               2004        1.161           1.317                  --
                                                               2003        1.000           1.161                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.191           1.215              49,888
                                                               2004        1.119           1.191              47,432
                                                               2003        1.000           1.119              35,980

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.104           1.107                  --
                                                               2004        1.057           1.104                  --
                                                               2003        1.000           1.057                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.218           1.242                  --
                                                               2004        1.129           1.218                  --
                                                               2003        1.000           1.129                  --

   Fundamental Value Portfolio (12/99)......................   2005        1.237           1.268             110,831
                                                               2004        1.168           1.237             110,831
                                                               2003        1.000           1.168                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.345           1.474                  --
                                                               2004        1.141           1.345                  --
                                                               2003        1.000           1.141                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.318           1.341                  --
                                                               2004        1.172           1.318                  --
                                                               2003        1.000           1.172                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.256           1.269             114,321
                                                               2004        1.140           1.256             114,321
                                                               2003        1.000           1.140                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.402           1.484              45,463
                                                               2004        1.155           1.402              45,463
                                                               2003        1.000           1.155              32,578

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.112                  --
                                                               2004        1.045           1.114                  --
                                                               2003        1.000           1.045                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.051           1.053               5,007
                                                               2004        1.024           1.051               2,322
                                                               2003        1.000           1.024                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.341           1.472                  --
                                                               2004        1.180           1.341                  --
                                                               2003        1.000           1.180                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.526           1.598                  --
                                                               2004        1.236           1.526                  --
                                                               2003        1.000           1.236                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.239           1.261                  --
                                                               2004        1.169           1.239                  --
                                                               2003        1.000           1.169                  --

   Investors Fund -- Class I (11/99)........................   2005        1.238           1.290                  --
                                                               2004        1.146           1.238                  --
                                                               2003        1.000           1.146                  --

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.392           1.428                  --
                                                               2004        1.236           1.392                  --
                                                               2003        1.000           1.236                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.113           1.087                  --
                                                               2004        1.101           1.113                  --
                                                               2003        1.000           1.101                  --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.158           1.204                  --
                                                               2004        1.151           1.158                  --
                                                               2003        1.000           1.151                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.177           1.212              11,628
                                                               2004        1.128           1.177               7,392
                                                               2003        1.000           1.128                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.118           1.140                  --
                                                               2004        1.088           1.118                  --
                                                               2003        1.000           1.088                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.229           1.281                  --
                                                               2004        1.140           1.229                  --
                                                               2003        1.000           1.140                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.171           1.187                  --
                                                               2004        1.122           1.171                  --
                                                               2003        1.000           1.122                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        1.184           1.259                  --
                                                               2004        1.136           1.184                  --
                                                               2003        1.000           1.136                  --

   Equity Income Portfolio (11/99)..........................   2005        1.217           1.243                  --
                                                               2004        1.132           1.217                  --
                                                               2003        1.000           1.132                  --

   Large Cap Portfolio (11/99)..............................   2005        1.170           1.244                  --
                                                               2004        1.123           1.170                  --
                                                               2003        1.000           1.123                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.105                  --

   Managed Allocation Series: Conservative
   Portfolio (5/05).........................................   2005        1.000           1.017                  --

   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.051                  --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.017           1.084                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.011           1.028                  --

   Mercury Large Cap Core Portfolio (11/99).................   2005        1.235           1.353                  --
                                                               2004        1.089           1.235                  --
                                                               2003        1.000           1.089                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   MFS Emerging Growth Portfolio (11/99)....................   2005        1.218           1.181                  --
                                                               2004        1.105           1.218                  --
                                                               2003        1.000           1.105                  --

   MFS Mid Cap Growth Portfolio (6/02)......................   2005        1.263           1.273               3,253
                                                               2004        1.131           1.263                  --
                                                               2003        1.000           1.131                  --

   MFS Total Return Portfolio (11/99).......................   2005        1.176           1.184                  --
                                                               2004        1.078           1.176                  --
                                                               2003        1.000           1.078                  --

   MFS Value Portfolio (5/04)...............................   2005        1.116           1.163                  --
                                                               2004        0.972           1.116                  --

   Mondrian International Stock Portfolio (8/02)............   2005        1.311           1.405               1,469
                                                               2004        1.158           1.311                  --
                                                               2003        1.000           1.158                  --

   Pioneer Fund Portfolio (5/03)............................   2005        1.225           1.270               1,959
                                                               2004        1.126           1.225                 164
                                                               2003        1.000           1.126                  --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.036                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.090           1.105                  --
                                                               2004        0.982           1.090                  --

   Strategic Equity Portfolio (11/99).......................   2005        1.203           1.201                  --
                                                               2004        1.116           1.203                  --
                                                               2003        1.000           1.116                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.111                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.107                  --

   Travelers Managed Income Portfolio (11/99)...............   2005        1.035           1.026              20,698
                                                               2004        1.029           1.035              20,698
                                                               2003        1.000           1.029                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.146           1.209                  --
                                                               2004        1.128           1.146                  --
                                                               2003        1.000           1.128                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.987           0.988                  --
                                                               2004        0.997           0.987                  --
                                                               2003        1.000           0.997                  --

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.221           1.334              40,605
                                                               2004        1.135           1.221              40,605
                                                               2003        1.000           1.135              32,549

   Smith Barney High Income Portfolio (11/99)...............   2005        1.189           1.194               2,014
                                                               2004        1.101           1.189                 167
                                                               2003        1.000           1.101                  --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2005        1.147           1.180               3,593
                                                               2004        1.168           1.147                  --
                                                               2003        1.000           1.168                  --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.251           1.325               6,147
                                                               2004        1.158           1.251               6,147
                                                               2003        1.000           1.158                  --

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.981           0.986                  --
                                                               2004        0.994           0.981                  --
                                                               2003        1.000           0.994                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        1.167           1.233              29,606
                                                               2004        1.115           1.167              29,606
                                                               2003        1.000           1.115                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.395           1.432                  --
                                                               2004        1.234           1.395                  --
                                                               2003        1.000           1.234                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.287           1.471                  --
                                                               2004        1.140           1.287                  --
                                                               2003        1.000           1.140                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.460           1.686                  --
                                                               2004        1.197           1.460                  --
                                                               2003        1.000           1.197                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.382           1.597             178,408
                                                               2004        1.183           1.382              70,171
                                                               2003        0.968           1.183              62,961
                                                               2002        1.000           0.968                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.349           1.380           1,344,238
                                                               2004        1.241           1.349           1,236,732
                                                               2003        0.960           1.241             854,793
                                                               2002        1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (11/99)..........................................   2005        1.211           1.360             468,337
                                                               2004        1.143           1.211             459,945
                                                               2003        0.948           1.143             168,663
                                                               2002        1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.445           1.612           6,040,065
                                                               2004        1.302           1.445           5,306,790
                                                               2003        0.984           1.302           2,711,712
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.413           1.606          20,721,963
                                                               2004        1.285           1.413          18,572,237
                                                               2003        0.960           1.285          10,866,088
                                                               2002        1.000           0.960                  --

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.357           1.404          24,301,428
                                                               2004        1.257           1.357          22,621,936
                                                               2003        0.971           1.257          13,557,952
                                                               2002        1.000           0.971                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.692           1.773             636,759
                                                               2004        1.317           1.692             544,495
                                                               2003        1.005           1.317             376,157
                                                               2002        1.000           1.005                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.199           1.291             526,467
                                                               2004        1.073           1.199             434,954
                                                               2003        1.000           1.073              14,159

   Mercury Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2005        1.197           1.289             593,796
                                                               2004        1.067           1.197             372,299
                                                               2003        1.000           1.067              10,036

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        0.984           1.030             535,471

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.417           1.452           2,752,422
                                                               2004        1.300           1.417           2,926,013
                                                               2003        0.969           1.300           2,045,532
                                                               2002        1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.340           1.448           6,323,482
                                                               2004        1.217           1.340           5,186,994
                                                               2003        0.994           1.217           3,312,164
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.756           2.188           1,150,213
                                                               2004        1.440           1.756             862,804
                                                               2003        1.000           1.440             368,517

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.481           1.596           4,394,621
                                                               2004        1.278           1.481           3,889,690
                                                               2003        0.989           1.278           2,193,501
                                                               2002        1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2
   Shares (7/02)............................................   2005        1.431           1.524             923,889
                                                               2004        1.262           1.431             431,766

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.976           1.262              87,223
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.265           1.290           5,498,706
                                                               2004        1.190           1.265           5,459,813
                                                               2003        0.977           1.190           3,761,358
                                                               2002        1.000           0.977                  --

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.152           1.155           2,949,751
                                                               2004        1.103           1.152           3,285,089
                                                               2003        1.010           1.103           2,322,848
                                                               2002        1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.302           1.327           3,053,694
                                                               2004        1.208           1.302           2,973,725
                                                               2003        0.967           1.208           2,335,616
                                                               2002        1.000           0.967                  --

   Fundamental Value Portfolio (12/99)......................   2005        1.385           1.419           7,877,497
                                                               2004        1.309           1.385           7,968,858
                                                               2003        0.966           1.309           5,155,503
                                                               2002        1.000           0.966                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.525           1.671             325,878
                                                               2004        1.295           1.525             302,452
                                                               2003        0.983           1.295             210,735
                                                               2002        1.000           0.983                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.492           1.517             808,709
                                                               2004        1.328           1.492             733,265
                                                               2003        1.000           1.328             316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.363           1.376           4,573,722
                                                               2004        1.237           1.363           4,464,326
                                                               2003        1.000           1.237           2,342,808

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.519           1.608           4,969,282
                                                               2004        1.252           1.519           4,181,113
                                                               2003        1.000           1.252           1,952,789

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.110           1.108           5,187,938
                                                               2004        1.042           1.110           4,627,736
                                                               2003        1.000           1.042           2,203,110

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.066           1.067          18,327,374
                                                               2004        1.039           1.066          16,972,145
                                                               2003        1.012           1.039          11,776,640
                                                               2002        1.000           1.012                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.420           1.557             684,925
                                                               2004        1.249           1.420             694,523
                                                               2003        0.994           1.249             639,013
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.764           1.846           1,216,084
                                                               2004        1.429           1.764           1,053,707
                                                               2003        0.977           1.429             798,826
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.382           1.406           2,300,359
                                                               2004        1.305           1.382           3,268,365
                                                               2003        0.960           1.305           1,724,848
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (11/99)........................   2005        1.338           1.394           2,512,286
                                                               2004        1.240           1.338           2,820,016
                                                               2003        0.958           1.240           1,330,720
                                                               2002        1.000           0.958                  --

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.589           1.630           2,239,133
                                                               2004        1.412           1.589           1,763,283
                                                               2003        0.970           1.412             943,187
                                                               2002        1.000           0.970                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.175           1.147             958,647
                                                               2004        1.163           1.175           1,090,467
                                                               2003        0.963           1.163             803,964
                                                               2002        1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.268           1.318             415,196
                                                               2004        1.260           1.268             418,070
                                                               2003        0.960           1.260             343,672
                                                               2002        1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.299           1.337          43,926,576
                                                               2004        1.245           1.299          46,071,792
                                                               2003        0.969           1.245          27,451,413
                                                               2002        1.000           0.969                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.199           1.222          33,731,401
                                                               2004        1.168           1.199          36,358,325
                                                               2003        0.979           1.168          21,544,810
                                                               2002        1.000           0.979                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.335           1.390           6,579,990
                                                               2004        1.238           1.335           6,146,467
                                                               2003        0.962           1.238           2,247,747
                                                               2002        1.000           0.962                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.266           1.282           3,977,421
                                                               2004        1.213           1.266           4,007,483
                                                               2003        0.961           1.213           2,004,819
                                                               2002        1.000           0.961                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        1.273           1.353             426,620
                                                               2004        1.222           1.273             440,506
                                                               2003        0.967           1.222             259,207
                                                               2002        1.000           0.967                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   Equity Income Portfolio (11/99)..........................   2005        1.320           1.349           3,382,218
                                                               2004        1.229           1.320           3,622,957
                                                               2003        0.958           1.229           2,689,774
                                                               2002        1.000           0.958                  --

   Large Cap Portfolio (11/99)..............................   2005        1.227           1.304             657,890
                                                               2004        1.178           1.227             684,784
                                                               2003        0.966           1.178             533,101
                                                               2002        1.000           0.966                  --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.105             155,229

   Managed Allocation Series: Conservative
   Portfolio (5/05).........................................   2005        1.000           1.017             137,148

   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.050           1,072,581

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.017           1.083             340,812

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.010           1.028                  --

   Mercury Large Cap Core Portfolio (11/99).................   2005        1.306           1.431             361,918
                                                               2004        1.153           1.306             402,434
                                                               2003        0.973           1.153             231,169
                                                               2002        1.000           0.973                  --

   MFS Emerging Growth Portfolio (11/99)....................   2005        1.351           1.310                  --
                                                               2004        1.226           1.351             341,774
                                                               2003        0.971           1.226             262,977
                                                               2002        1.000           0.971                  --

   MFS Mid Cap Growth Portfolio (6/02)......................   2005        1.456           1.467             655,157
                                                               2004        1.305           1.456             309,694
                                                               2003        0.974           1.305             225,887
                                                               2002        1.000           0.974                  --

   MFS Total Return Portfolio (11/99).......................   2005        1.224           1.232          14,704,878
                                                               2004        1.123           1.224          13,582,482

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
   MFS Total Return Portfolio  (continued)..................   2003        0.986           1.123           8,894,291
                                                               2002        1.000           0.986                  --

   MFS Value Portfolio (5/04)...............................   2005        1.116           1.162             648,332
                                                               2004        0.972           1.116              53,025

   Mondrian International Stock Portfolio (8/02)............   2005        1.425           1.526           1,911,295
                                                               2004        1.259           1.425           1,619,278
                                                               2003        1.001           1.259             577,731
                                                               2002        1.000           1.001                  --

   Pioneer Fund Portfolio (5/03)............................   2005        1.315           1.363             402,347
                                                               2004        1.210           1.315             411,090
                                                               2003        1.000           1.210             181,376

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.036              44,982

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.089           1.104             385,841
                                                               2004        0.982           1.089              89,761

   Strategic Equity Portfolio (11/99).......................   2005        1.354           1.351             471,329
                                                               2004        1.256           1.354             494,070
                                                               2003        0.969           1.256             432,677
                                                               2002        1.000           0.969                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.111              12,357

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.106               4,691

   Travelers Managed Income Portfolio (11/99)...............   2005        1.081           1.072           3,736,527
                                                               2004        1.075           1.081           4,402,977
                                                               2003        1.014           1.075           3,045,120
                                                               2002        1.000           1.014                  --

   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.205           1.270             115,076
                                                               2004        1.186           1.205             112,791
                                                               2003        0.966           1.186             100,752
                                                               2002        1.000           0.966                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.986           0.987           2,056,662
                                                               2004        0.997           0.986           1,044,555
                                                               2003        1.000           0.997             143,635

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.344           1.467          14,276,616
                                                               2004        1.250           1.344          13,826,694
                                                               2003        0.951           1.250           8,499,681
                                                               2002        1.000           0.951                  --

   Smith Barney High Income Portfolio (11/99)...............   2005        1.356           1.361           6,386,240
                                                               2004        1.256           1.356           7,788,209
                                                               2003        1.007           1.256           6,592,357
                                                               2002        1.000           1.007                  --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2005        1.339           1.378           5,680,350
                                                               2004        1.365           1.339           6,645,934
                                                               2003        0.946           1.365           5,833,245
                                                               2002        1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.338           1.417           2,346,996
                                                               2004        1.239           1.338           2,431,535
                                                               2003        0.977           1.239           1,359,130
                                                               2002        1.000           0.977                  --

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.970           0.975           4,465,139
                                                               2004        0.984           0.970           4,211,420
                                                               2003        0.999           0.984           1,823,049
                                                               2002        1.000           0.999                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        1.250           1.319             507,517
                                                               2004        1.195           1.250             506,602
                                                               2003        0.959           1.195             456,247
                                                               2002        1.000           0.959                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------   -------------   -------------   ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.529           1.568           1,925,628
                                                               2004        1.353           1.529           1,431,235
                                                               2003        0.974           1.353           1,932,845
                                                               2002        1.000           0.974                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.403           1.603           2,800,005
                                                               2004        1.244           1.403           2,137,831
                                                               2003        0.991           1.244           1,545,964
                                                               2002        1.000           0.991                  --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.625           1.875           3,596,046
                                                               2004        1.333           1.625           3,135,990
                                                               2003        0.986           1.333           1,911,507
                                                               2002        1.000           0.986                  --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   VINTAGE II
                             VINTAGE II (SERIES II)

                       STATEMENT OF ADDITIONAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

MLAC-Book-03-85                                                      May 1, 2006